N-2 - USD ($)		Apr. 30, 2026	Dec. 31, 2025 [9]	Dec. 31, 2024		Dec. 31, 2023 [9]	Dec. 31, 2022 [9]	Dec. 31, 2021
Cover [Abstract]
Entity Central Index Key		0001752019
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-255980
Investment Company Act File Number		811-23380
Document Type		N-2
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		true
Post-Effective Amendment Number		10
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		15
Entity Registrant Name		BlackRock HPS Credit Strategies Fund
Entity Address, Address Line One		100 Bellevue Parkway
Entity Address, City or Town		Wilmington
Entity Address, State or Province		DE
Entity Address, Postal Zip Code		19809
City Area Code		800
Local Phone Number		882‑0052
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Effective upon Filing, 486(b)		false
Effective on Set Date, 486(b)		true
Effective on Date, 486(b)		Apr. 30, 2026
Effective after 60 Days, 486(a)		false
Effective on Set Date, 486(a)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		true
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Institutional Shares	Class A Shares	Class W Shares	Class U Shares	Class J Shares

Shareholder Transaction Fees
(fees paid directly from your investment)
Maximum Sales Load imposed on purchases (as a percentage of offering price)(1)	None	2.50%		3.50%	None	3.00%
Maximum Deferred Sales Load (as a percentage of offering price or repurchase proceeds, whichever is lower)	None	1.50	%(2)	None	None	None
Dividend Reinvestment Plan Fees(3)	None	None		None	None	None
Repurchase Fee(4)	None	None		None	None	None
(1)
There is no sales load for Institutional Shares. Investors purchasing Class A Shares, Class W Shares and Class J Shares may be charged a sales load of up to 2.50%, 3.50% and 3.00%, respectively, of the investor’s aggregate purchase. The table assumes the maximum sales load is charged. The Distributor or Dealers may waive all or a portion of the sales load for certain classes of investors. If you buy Shares through certain selling agents or other financial intermediaries, they may directly charge you a transaction fee in such amount as they may determine. Any such fees will be in addition to your investment in the Fund and not deducted therefrom. Investors should consult with their selling agents or other financial intermediaries about any transaction or other fees their selling agents or other financial intermediaries might impose on each class of shares. See “Plan of Distribution.”

(2)
A contingent deferred sales charge (“CDSC”) of 1.50% is assessed on Fund repurchases of Class A Shares made within 18 months after purchase where no initial sales load was paid at the time of purchase as part of an investment of $250,000 or more.

(3)
The Reinvestment Plan Agent’s (as defined below under “Dividend Reinvestment Plan”) fees for the handling of the reinvestment of dividends will be paid by the Fund. Any fees attributable to the Dividend Reinvestment Plan are included in the estimate of “Other Expenses.”

(4)	The Fund does not currently intend to impose a repurchase fee but is permitted to charge up to 2%. See “Periodic Repurchase Offers—Repurchase Fee.”

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of average net assets attributable to Shares, assuming the use of leverage) Management Fee(5)	1.06%	1.06%	1.06%	1.06%	1.06%
Distribution and Servicing Fee(6)	None	0.75%	0.75%	0.75%	0.50%
Interest Payments on Borrowed Funds(7)	0.47%	0.47%	0.47%	0.47%	0.47%
Other Expenses(8)	0.33%	0.25%	0.24%	0.36%	0.23%
Acquired Fund Fees and Expenses(9)	0.01%	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses(9)	1.87%	2.54%	2.53%	2.65%	2.27%
Fee Waivers and/or Expense Reimbursement(5)	(0.01)%	(0.01)%	(0.01)%	(0.01)%	(0.01)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement(5)	1.86%	2.53%	2.52%	2.64%	2.26%

(5)
The Fund has entered into an Expense Agreement in which the Advisor has agreed to waive and/or reimburse certain operating and other expenses of the Fund in order to limit certain expenses to 0.50% of the Fund’s average daily value of the net assets of each share class. Subject to the terms of the Expense Agreement, expenses borne by the Advisor in the prior two fiscal years of the Fund are subject to recoupment by the Advisor. Such recoupment arrangement terminated on March 1, 2026. The Expense Agreement continues from year to year if approved by a majority of the Fund’s Independent Trustees. The current term of the Expense Agreement expires on June 30, 2027. The Expense Agreement may be terminated prior to June 30, 2027 only by action of a majority of the Independent Trustees or by a vote of a majority of the Fund’s outstanding voting securities. See “Management of the Fund—Investment Management Agreement—Expense Agreement” for more information regarding the operating and other expenses that the Advisor has agreed to waive and/or reimburse pursuant to the Expense Agreement.

The Fund and the Advisor have also entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Advisor or its affiliates and other exchange-traded products sponsored by the Advisor or its affiliates, in each case that have a contractual fee, through June 30, 2027. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2027. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Fund (upon the vote of a majority of the Independent Trustees or a majority of the outstanding voting securities of the Fund), upon 90 days’ written notice by the Fund to the Advisor.
(6)
The Fund has adopted a fourth amended and restated distribution and servicing plan (the “Distribution and Servicing Plan”) and pays the Distribution and Servicing Fee under such plan. The maximum annual rates at which the Distribution and Servicing Fees may be paid under the Distribution and Servicing Plan (calculated as a percentage of the Fund’s average daily net assets attributable to each of the Class A Shares, Class W Shares, Class U Shares and Class J Shares) is 0.75% for Class A Shares, Class W Shares and Class U Shares and 0.50% for Class J Shares. 0.25% of such fee is a shareholder servicing fee and the remaining portion is a distribution fee. See “Plan of Distribution—Distribution and Servicing Plan – Class A Shares, Class W Shares, Class U Shares and Class J Shares.”

(7)
Interest Payments on Borrowed Funds is based on the current fiscal year and the use of leverage in the form of bank borrowings in an amount equal to 3.45% of the Fund’s Managed Assets (as defined below) (3.58% of the Fund’s net assets), and the weighted average annual interest rate on bank borrowings of 6.14%. The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of bank borrowings and variations in market interest rates. Interest expense is required to be treated as an expense of the Fund for accounting purposes.

(8)	Other Expenses have been restated to reflect current fees.
(9)
Total Annual Fund Operating Expenses does not correlate to the ratio of total expenses to average net assets given in the Fund’s most recent annual report, which does not include Acquired Fund Fees and Expenses and the restatement of Other Expenses.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Example
As required by relevant SEC regulations, the following example demonstrates the projected dollar amount of total expenses that would be incurred over various periods with respect to a hypothetical investment in Shares. In calculating the following expense amounts, the Fund has assumed its direct and indirect annual expenses would remain at the percentage levels set forth in the table above, that the maximum sales load is charged on each of Class A Shares, Class W Shares and Class J Shares and that the Expense Agreement and the Fee Waiver Agreement are only in effect for the first year since they expire on June 30, 2027. The Expense Agreement and the Fee Waiver Agreement for the Fund expire on June 30, 2027; thus, the Fee Waivers and/or Expense Reimbursement set out in the table above is reflected in the example through such date. The Expense Agreement and the Fee Waiver Agreement, however, do continue from year to year if approved by a majority of the Fund’s Independent Trustees.
An investor would pay the following expenses on a $1,000 investment in the Shares, assuming a 5.0% annual return:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$19	$59	$101	$219
Class A Shares	$50	$102	$157	$305
Class W Shares	$60	$111	$165	$311
Class U Shares	$27	$82	$140	$298
Class J Shares	$52	$99	$148	$283
The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. In addition to the fees and expenses described above, you may also be required to pay brokerage commissions or other transaction fees on the purchase of Shares, which are not reflected in the example.

Purpose of Fee Table , Note [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold Shares. You may qualify for sales load discounts if you and your family invest, or agree to invest in the future, at least $250,000 in the fund complex advised by the Advisor or its affiliates. More information about these and other discounts is available from your Dealer or other financial intermediary and in the “Plan of Distribution” section on page 144 of this prospectus.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Transaction Fees, Note [Text Block]		The Reinvestment Plan Agent’s (as defined below under “Dividend Reinvestment Plan”) fees for the handling of the reinvestment of dividends will be paid by the Fund. Any fees attributable to the Dividend Reinvestment Plan are included in the estimate of “Other Expenses.”
Other Expenses, Note [Text Block]		A contingent deferred sales charge (“CDSC”) of 1.50% is assessed on Fund repurchases of Class A Shares made within 18 months after purchase where no initial sales load was paid at the time of purchase as part of an investment of $250,000 or more.
Management Fee not based on Net Assets, Note [Text Block]	The Fund has entered into an Expense Agreement in which the Advisor has agreed to waive and/or reimburse certain operating and other expenses of the Fund in order to limit certain expenses to 0.50% of the Fund’s average daily value of the net assets of each share class. Subject to the terms of the Expense Agreement, expenses borne by the Advisor in the prior two fiscal years of the Fund are subject to recoupment by the Advisor. Such recoupment arrangement terminated on March 1, 2026. The Expense Agreement continues from year to year if approved by a majority of the Fund’s Independent Trustees. The current term of the Expense Agreement expires on June 30, 2027. The Expense Agreement may be terminated prior to June 30, 2027 only by action of a majority of the Independent Trustees or by a vote of a majority of the Fund’s outstanding voting securities. See “Management of the Fund—Investment Management Agreement—Expense Agreement” for more information regarding the operating and other expenses that the Advisor has agreed to waive and/or reimburse pursuant to the Expense Agreement.
		The Fund and the Advisor have also entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Advisor or its affiliates and other exchange-traded products sponsored by the Advisor or its affiliates, in each case that have a contractual fee, through June 30, 2027. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2027. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Fund (upon the vote of a majority of the Independent Trustees or a majority of the outstanding voting securities of the Fund), upon 90 days’ written notice by the Fund to the Advisor.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
SENIOR SECURITIES
The following table sets forth information regarding the Fund’s outstanding senior securities as of the end of the Fund’s last ten fiscal years, as applicable. The Fund’s audited financial statements, including Deloitte & Touche LLP’s Report of Independent Registered Public Accounting Firm, and accompanying notes to financial statements, are included in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2025.

Fiscal Year/Period Ended	Total Amount Outstanding (000)	Asset Coverage(a)	Liquidation Preference	Type Of Senior Security
December 31, 2025	$20,000	$29,084	N/A	Bank Borrowings
December 31, 2024	$50,000	$13,126	N/A	Bank Borrowings
December 31, 2023	$7,450	$62,975	N/A	Bank Borrowings
December 31, 2022	$55,850	$8,699	N/A	Bank Borrowings
December 31, 2021	$73,250	$6,846	N/A	Bank Borrowings
December 31, 2020	$39,500	$5,432	N/A	Bank Borrowings
December 31, 2019	$16,000	$7,612	N/A	Bank Borrowings
(a)
Calculated by subtracting the Fund’s total liabilities (not including bank borrowings) from the Fund’s total assets and dividing this by the amount of bank borrowings, and by multiplying the results by 1,000.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective and Policies
Investment Objective. The Fund’s investment objective is to seek to provide attractive risk-adjusted returns, primarily in the form of current income.
There can be no assurances that the Fund’s investment objective will be achieved or that the Fund’s investment program will be successful. The Fund is not intended as, and you should not construe it to be, a complete investment program. The Fund is not intended for investors who will need ready access to the amounts invested in the Fund. An investment in the Fund should be considered illiquid. Investors should consider their investment goals, time horizons and risk tolerance before investing in the Fund. The Fund’s investment objective may be changed by the Board without prior shareholder approval.
Investment Policies. The Fund seeks to achieve its investment objective by dynamically allocating across a range of private and public credit strategies, leveraging the full capabilities of BlackRock’s credit platform, inclusive of HPS, a part of BlackRock. Under normal conditions, the Fund intends to invest at least 80% of its
Managed Assets in credit-related investments. The Fund’s investments in derivatives will be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. The Fund will opportunistically allocate its assets across any combination of the following private and public credit investments and investment strategies: (i) direct lending, including first lien, unitranche, second lien, and junior capital; (ii) asset-based finance, including Hard Assets, Real Estate Assets and Financial Assets (each as defined below); (iii) structured credit, including CLOs, CDOs, and other securitized assets (such as ABS, CMBS and RMBS (each as defined below)); (iv) performing liquid credit, including broadly syndicated loans and bonds; and (v) opportunistic credit, including stressed, dislocated and, to a lesser extent, distressed opportunities. The Fund’s allocations across these investments and investment strategies will be opportunistic based on market conditions and on BCIA’s views of absolute and relative value. As a result, allocations are expected to vary substantially over time, and the Fund may not be invested in each investment and/or investment strategy at all times. The Fund may also invest in additional credit investments and investment strategies in the future as market opportunities evolve.
The Fund may invest without limit in fixed-income securities and other credit-related investments across several investment sectors, including, but not limited to: fixed-income securities rated below investment grade by rating agencies or that would be rated below investment grade if they were rated, investment grade corporate bonds, fixed-income securities issued by governmental entities (including supranational entities), their agencies and instrumentalities, mezzanine investments, CLOs, loans, mortgage-related and asset-backed securities and other fixed and floating or variable rate obligations. These securities and other credit-related investments may be privately originated or publicly traded. The Fund may invest in such fixed-income securities and other credit-related investments of issuers located in the United States and non‑U.S. countries, including emerging market countries. Some of the loans in which the Fund may invest directly or obtain exposure to through its investments in CDOs or other types of structured securities may be “covenant lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached.
As part of its strategy, the Fund will seek to invest in select less liquid or illiquid private credit investments, generally involving corporate borrowers or asset-based collateral, that are believed to present the potential for higher yield versus some of the more liquid portions of the Fund’s portfolio. “Private credit investments” is a common term for unregistered debt investments made through privately negotiated transactions, including where price is the only negotiated term. Private credit investments may be structured using a range of financial instruments, including but not limited to, first and second lien senior secured loans, unitranche debt, unsecured debt and structurally subordinated instruments. The amount of the Fund’s net assets allocated to such investments may vary over time due to a number of factors, including BCIA’s assessment of market conditions and absolute and relative value opportunities; the pace of the Fund’s subscriptions relative to the availability of what BCIA believes represent potentially attractive private credit investments; as a result of the Fund selling its more liquid investments in connection with, or having a smaller base of assets after, a repurchase offer; as the Fund nears liquidation; outflows of cash from time to time; and/or changes in the valuation of these investments. There is no express limit on the amount of assets raised by the Fund that may be invested in private credit investments.
BCIA and the Fund rely on an exemptive order that permits the portion of the Fund managed by BCIA (which is anticipated to be all or substantially all of the Fund’s assets) to co‑invest in certain privately negotiated transactions on a side‑by‑side basis with affiliated investment funds advised or sub‑advised by BCIA (or certain affiliates) and with certain affiliates of BCIA acting in a principal capacity (the “Co‑Investment Order”). Neither the Advisor nor any Sub‑Advisor other than BCIA makes investments on behalf of the Fund in reliance on the Co‑Investment Order.
See “Risks—Principal Risks—Competition for Investment Opportunities” beginning on page 79, “Risks—Principal Risks—Valuation Risk” beginning on page 78, “Risks—Principal Risks—Allocation Risk” beginning on page 112 and “Conflicts of Interest” and “Management of the Fund—Portfolio Management—Potential Material Conflicts of Interest” in the SAI.
The Fund may enter into any type of derivatives transaction. The Fund may purchase and sell futures contracts, enter into various interest rate transactions such as swaps, caps, floors or collars, currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currency or currency futures and swap contracts (including, but not limited to, credit default swaps index products, credit default swaps, total return swaps (sometimes referred to as “contracts for difference”) and interest rate swaps) and may purchase and sell exchange-listed and off‑exchange (“over‑the‑counter” or “OTC”) put and call options on securities and swap contracts, financial indices and futures contracts and use other derivative instruments or management techniques (collectively, “Strategic Transactions”). The Fund may use Strategic Transactions for hedging purposes or to enhance total return. Additionally, the Fund may enter into any type of Strategic Transaction for the purpose or effect of creating investment leverage to the maximum extent permitted by the SEC and/or SEC staff rules, guidance or positions. See “The Fund’s Investments—Portfolio Contents and Techniques—Strategic Transactions and Other Management Techniques.”
If the Advisor determines it to be appropriate or necessary, the Fund may form one or more wholly owned subsidiaries in one or more jurisdictions (each a “Subsidiary,” and together, the “Subsidiaries”), each of which would be treated as a corporation for U.S. federal income tax purposes. Any Subsidiary will share the same portfolio management team as the Fund. The Fund may invest either directly or indirectly through the Subsidiaries. The Fund may invest an aggregate of up to 25% of its total assets in Subsidiaries. The Fund typically expects to invest indirectly through the Subsidiaries if it believes it is desirable to do so to comply with the requirements for qualification as a RIC under the Code. The Fund may invest indirectly through the Subsidiaries in instruments including, but not limited to, mortgage servicing rights (“MSRs”) and commodities. Any Subsidiary organized in the United States will generally be subject to U.S. federal income tax at corporate rates. The Subsidiaries will not be registered under the Investment Company Act and will not be subject to the investor protections of the Investment Company Act. The Subsidiaries will be advised or managed by the Advisor and have the same investment objective as the Fund. The Advisor, however, will not receive an additional management fee for any services provided to any Subsidiary. The Fund will look through any Subsidiaries for purposes of compliance with its investment policies and the applicable provisions of the Investment Company Act relating to capital structure, affiliated transactions and custody. See “The Fund’s Investments—Portfolio Composition and Other Information—The Subsidiaries” and “Risks—Principal Risks—Subsidiary Risk” for additional information.
There is no guarantee that a shareholder’s investment in the Fund will not lose money or that the Fund will not return less over the life of the Fund than such shareholder’s initial investment. There is no limit on the maturity or duration of securities in which the Fund may invest.
The Fund may also invest in privately placed or restricted securities (including in Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers), illiquid investments and investments in which no secondary market is readily available, including those of private companies.
The Fund may invest any amount of its assets in securities of any credit quality, including securities that are rated at the time of investment below investment grade—i.e., “Ba” or “BB” or below by Moody’s, S&P”) or Fitch, or securities that are judged to be of comparable quality by the Advisor. Securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal, and are commonly referred to as “junk bonds” or “high yield securities.” In the case of securities with split ratings (i.e., a security receiving two different ratings from two different rating agencies), the Fund will apply the higher of the applicable ratings. See “Risks—Principal Risks—Below Investment Grade Securities Risk.”
The Fund may also invest in securities of other affiliated and unaffiliated open- or closed‑end investment companies, including exchange-traded funds (“ETFs”) and business development companies (“BDCs”), subject to applicable regulatory limits, that invest primarily in securities the types of which the Fund may invest in directly. The Fund will classify its investments in such investment companies for purposes of its investment policies based upon such investment companies’ stated investment objectives, policies and restrictions.
Other Policies and Strategies. During temporary defensive periods, including in response to adverse market, economic or political conditions, the period during which the net proceeds of this offering are being invested, or as the Fund nears liquidation/termination, the Fund may invest up to 100% of its total assets in liquid, short-term investments, including high quality, short-term securities which may be either tax‑exempt or taxable. The Fund may not achieve its investment objective, comply with the investment guidelines described in this prospectus or be able to sustain its historical distribution levels under these circumstances. The Fund may lend securities with a value of up to 33 1/3% of its total assets (including such loans) to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.
The Fund may also engage in short sales of securities. See “The Fund’s Investments—Portfolio Contents and Techniques—Short Sales” in this prospectus for information about the limitations applicable to the Fund’s short sale activities.
The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.
Unless otherwise stated herein or in the SAI, the Fund’s investment policies are non‑fundamental policies and generally may be changed by the Board without prior shareholder approval. The Fund’s policy to invest, under normal conditions, at least 80% of its Managed Assets in credit-related instruments may be changed by the Board without prior shareholder approval under certain circumstances, with at least 60 days’ prior notice by the Fund. Unless otherwise expressly stated in this prospectus or the SAI, or otherwise required by applicable law, all percentage and ratings or credit quality limitations stated in this prospectus apply only at the time of investment and subsequent changes in percentage (including changes resulting from the Fund having a smaller base of assets after a repurchase offer), value, ratings downgrades, liquidity profile or changes in credit quality will not result in the Fund being required to dispose of any portfolio security.
Portfolio Contents and Techniques
The Fund’s portfolio will be composed principally of some combination of the following types of investments. Additional information with respect to the Fund’s investment policies and restrictions and certain of the Fund’s portfolio investments is contained in the SAI. There is no guarantee the Fund will buy all of the types of securities or use all of the investment techniques that are described herein.
Direct Lending. The Fund may originate privately negotiated, debt investments in core middle market and upper middle market companies, and in select situations, companies in special situations (collectively, “direct lending investments”). We use the term “core middle market companies” generally to mean companies with EBITDA of $25 million to $75 million annually or $75 million to $250 million in revenue annually, and the term “upper middle market companies” generally to mean companies with EBITDA of $75 million to $1 billion annually or $250 million to $5 billion in revenue annually, in each case at the time of investment. The Fund may invest in smaller or larger companies if an opportunity presents attractive investment characteristics and risk-adjusted returns. While the Fund’s investment strategy primarily focuses on companies in the United States, the Fund also intends to leverage BCIA’s global presence to make direct lending investments in companies in Europe, Australia and other locations outside the U.S.
The Fund’s direct lending investments may take the form of first lien senior secured and unitranche loans, notes, bonds and other corporate debt securities, bridge loans, assignments, participations, total return swaps and other derivatives. The Fund seeks to invest primarily in direct lending investments that are first lien senior secured debt and unitranche loans but may also invest in second lien and subordinated debt (whether secured or unsecured), including mezzanine loans, as part of its investment strategy. To a lesser extent, the Fund may make direct lending investments in preferred equity, or its debt investments may be accompanied by equity-related securities (such as options or warrants) and/or select common equity investments.
The direct lending investments within the Fund’s portfolio are expected to typically be floating rate instruments that often pay current income on a quarterly basis, and the Fund looks to generate return on direct lending investments from a combination of ongoing interest income, original issue discount, closing payments, commitment fees, prepayments and related fees. The Fund’s direct lending investments generally have stated terms of three to seven years, and the expected average life of the investments is generally two to three years. However, there is no limit to the maturity or duration of any investment that the Fund may hold in its portfolio. The Fund expect most of its direct lending investments to be unrated. When rated by a nationally recognized statistical ratings organization, the direct lending investments would generally carry a rating below investment grade (rated lower than “Baa3” by Moody’s or lower than “BBB‑” by S&P). Below investment grade securities, which are often referred to as “junk,” have predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. They may also be illiquid and difficult to value.
Asset-Based Finance. Asset-based finance assets refer, individually and collectively, to leases, loans, mortgages, mezzanine securities, royalties, or other obligations that are collateralized by, or payable from a stream of payments generated by, a specified pool of real, financial, or other assets. The Fund seeks to invest primarily in three sectors of asset-based finance assets: (i) hard assets, which are physical assets with secondary resale value, including inventory, machinery, equipment, infrastructure, and certain energy generation assets, among other things (“Hard Assets”), (ii) real estate assets, including commercial real estate and residential real estate (“Real Estate Assets”); and (iii) financial assets, which are contractual or other related assets that provide rights to future payment streams, including royalties, management fees, receivables, intellectual property, publishing rights, and legal claims, among other things (“Financial Assets”).
The Fund’s investments in Hard Assets may include financings related to power generation and storage, land banking loans, fiber communications, data centers, aviation, agriculture, corporate fleet, rental car, railroad, shipping containers, transportation, machinery, equipment and inventory / supply chains, among others. A subset of the Hard Asset portfolio will focus on renewable and transitional energy generation infrastructure (including natural gas‑fired power generation and other natural gas‑related infrastructure), energy storage solutions, renewable fuels, energy efficiency, carbon abatement, recycling solutions and sustainable transport / mobility. The Fund’s Hard Asset investments are expected to include but not be limited to loans, leases, commercial assets and securities, performing loan portfolios that may include the seller’s servicing and sourcing capabilities and personnel, in each case, related to and secured by Hard Assets. The Fund may also invest in unsecured debt, mezzanine debt, convertible securities, preferred equity, equity-related securities (such as warrants or options) and/or common or structured equity in Hard Assets. The Fund’s investments may also take the form of loans, notes, bonds, and other corporate securities, bridge loans, assignments, participations, total return swaps and other derivatives. In addition, the Fund may pursue other opportunistic investments to take advantage of prevailing market conditions, including the changing regulatory landscape.
The Fund’s investments in Real Estate Assets may include commercial real estate debt, commercial property assessed clean energy, residential mortgages, residential transitional loans, and home equity loans, among others. The Fund’s Real Estate Asset investments are expected to include residential loans, as well as senior mortgages, mezzanine securities, first mortgage whole loans, commercial mortgage-backed securities (“CMBS”), risk retention interests in CMBS transactions, construction and development financing and subordinated mortgage loans (also referred to as “B‑notes”), in each case, related to commercial real estate assets, projects, properties and businesses. The underlying real estate assets are expected to be diversified across—but not limited to—industrial, residential, multi-family, mixed‑use, digital infrastructure and hospitality properties. The Fund expects to make primary investments but will also have the ability to acquire investments through secondary transactions, including previously issued senior mortgages, mortgage portfolios, or other debt instruments. Secondary transactions may also include investments in loans and other instruments trading at a discount to par.
The Fund’s investments in Financial Assets may include financings for cash-flow-producing assets related to, among other things, intangible collateral, such as media and entertainment intellectual property, publishing rights, legal claims, music royalties, NAV lending, fund management and/or performance fees, and receivables for consumer finance assets (including credit cards and student loans), among other things. These investments may include corporate private placements, broadly syndicated loans, home improvement loans, franchisee loans, music / sports and IP opportunities, unsecured consumer loans, auto (prime, near prime and subprime) loans, and platform equity investments, among other things.
Structured Credit. The Fund may invest in securitized or asset-backed opportunities across broad sectors such as corporate credit, consumer and commercial specialty finance. These investment opportunities may include (i) debt and equity investments in U.S.-dollar- denominated CLOs that are primarily backed by corporate leveraged loans issued to primarily U.S. borrowers, as well as Euro-denominated CLOs that are backed primarily by corporate leveraged loans issued to primarily European borrowers; (ii) financings secured by pools of consumer loans, commercial loans or real estate assets; and (iii) the outright purchase of pools of consumer loans, commercial loans or real estate assets.
Broadly Syndicated Loans
Senior, secured broadly syndicated loans (“Syndicated Loans”) generally benefit from liens on collateral, are rated below-investment grade and typically pay interest at rates that are determined periodically on the basis of a floating base lending rate, primarily the Secured Overnight Financing Rate (“SOFR”) or another reference rate, plus a spread. Syndicated Loans are typically made to U.S. and, to a lesser extent, non‑U.S. corporations, partnerships, limited liability companies and other business entities which operate in various industries and geographical regions. Borrowers may obtain Syndicated Loans, among other reasons, to refinance existing debt, engage in acquisitions, pay dividends, recapitalize, complete leveraged buyouts and for general corporate purposes. Syndicated Loans rated below investment grade are sometimes referred to as “leveraged loans” or “junk bonds.” The Fund may invest in Syndicated Loans through assignments of or, to a lesser extent, participations in Syndicated Loans.
Syndicated Loans generally hold the most senior position in the capital structure of a borrower, are typically secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by unsecured creditors, subordinated debt holders and holders of equity of the borrower. Typically, in order to borrow money pursuant to a Syndicated Loan, a borrower will, for the term of the Syndicated Loan, pledge collateral (subject to typical exceptions), including but not limited to (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights; and (iv) security interests in shares of stock of subsidiaries or affiliates. In the case of Syndicated Loans made to non‑public companies, the company’s shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. In many instances, a Syndicated Loan may be secured only by stock in the borrower or its subsidiaries. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a borrower’s obligations under a Syndicated Loan.
A borrower must comply with various covenants contained in a loan agreement or note purchase agreement between the borrower and the holders of the Syndicated Loan. In a typical Syndicated Loan, an administrative administers the terms of the loan agreement. In such cases, the administrative agent is normally responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all institutions that are parties to the loan agreement. The Fund will generally rely upon the administrative agent or an intermediate participant to receive and forward to the Fund its portion of the principal and interest payments on the Syndicated Loan. Additionally, the Fund normally will rely on the administrative agent and the other loan investors to use appropriate credit remedies against the borrower. The administrative agent is typically responsible for monitoring compliance with covenants contained in the loan agreement based upon reports prepared by the borrower. The administrative agent may monitor the value of the collateral and, if the value of the collateral declines, may accelerate the Syndicated Loan, may give the borrower an opportunity to provide additional collateral or may seek other protection for the benefit of the participants in the Syndicated
Loan. The administrative agent is compensated by the borrower for providing these services under a loan agreement, and such compensation may include special fees paid upon structuring and funding the Syndicated Loan and other fees paid on a continuing basis.
In the process of buying, selling and holding Syndicated Loans, the Fund may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, amendment fees, commissions and prepayment penalty fees. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Syndicated Loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a Syndicated Loan by a borrower. Other fees received by the Fund may include covenant waiver fees, covenant modification fees or other amendment fees.
Corporate Bonds. Corporate bonds are debt obligations issued by corporations. Corporate bonds may be either secured or unsecured. Collateral used for secured debt includes real property, machinery, equipment, accounts receivable, stocks, bonds or notes. If a bond is unsecured, it is known as a debenture. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders as to both income and assets of the corporation for the principal and interest due them and may have a prior claim over other creditors if liens or mortgages are involved. Interest on corporate bonds may be fixed or floating, or the bonds may be zero coupons. Interest on corporate bonds is typically paid semi-annually and is fully taxable to the bondholder. Corporate bonds contain elements of both interest rate risk and credit risk. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates and may also be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. Corporate bonds usually yield more than government or agency bonds due to the presence of credit risk.
U.S. Government Debt Securities. The Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance. Such obligations include U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years), including the principal components or the interest components issued by the U.S. Government under the separate trading of registered interest and principal securities program (i.e., “STRIPS”), all of which are backed by the full faith and credit of the United States.
Non‑U.S. Securities. The Fund may invest without limit in Non‑U.S. Securities. These securities may be U.S. dollar-denominated or non‑U.S. dollar-denominated. Some Non‑U.S. Securities may be less liquid and more volatile than securities of comparable U.S. issuers. Similarly, there is less volume and liquidity in most foreign securities markets than in the United States and, at times, greater price volatility than in the United States. Because evidence of ownership of such securities usually is held outside the United States, the Fund will be subject to additional risks if it invests in Non‑U.S. Securities, which include adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions that might adversely affect or restrict the payment of principal and interest or dividends on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Non‑U.S. Securities may trade on days when the Shares are not priced or traded.
Emerging Markets Investments. The Fund may invest in securities of issuers located in emerging market countries, including securities denominated in currencies of emerging market countries. Emerging market countries generally include countries classified as emerging or developing markets by major index providers (such as MSCI or FTSE), which typically exhibit characteristics such as lower per capita income, less developed capital markets, greater political or economic instability, or less regulatory oversight relative to developed markets. Such countries may also include “frontier” markets, which are typically smaller, less liquid, and less accessible than other emerging markets. There is no minimum rating criteria for the Fund’s investments in such securities. These issuers may be subject to risks that do not apply to issuers in larger, more developed countries. These risks are more pronounced to the extent the Fund invests significantly in one country. Less information about emerging market issuers or markets may be available due to less rigorous disclosure and accounting standards or regulatory practices. Emerging markets are smaller, less liquid and more volatile than U.S. markets. In a changing market, the Advisor and/or the Sub‑Advisors may not be able to sell the Fund’s portfolio securities in amounts and at prices they consider reasonable. The U.S. dollar may appreciate against non‑U.S. currencies or an emerging market government may impose restrictions on currency conversion or trading. The economies of emerging market countries may grow at a slower rate than expected or may experience a downturn or recession. Economic, political and social developments may adversely affect emerging market countries and their securities markets.
Foreign Currency Transactions. The Fund’s Shares are priced in U.S. dollars and the distributions paid by the Fund to common shareholders are paid in U.S. dollars. However, a portion of the Fund’s assets may be denominated in non‑U.S. currencies and the income received by the Fund from such securities will be paid in non‑U.S. currencies. The Fund also may invest in or gain exposure to non‑U.S. currencies for investment or hedging purposes. The Fund’s investments in securities that trade in, or receive revenues in, non‑U.S. currencies will be subject to currency risk, which is the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. The Fund may (but is not required to) hedge some or all of its exposure to non‑U.S. currencies through the use of derivative strategies, including forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currencies and foreign currency futures. Suitable hedging transactions may not be available in all circumstances and there can be no assurances that the Fund will engage in such transactions at any given time or from time to time when they would be beneficial. Although the Fund has the flexibility to engage in such transactions, the Advisor may determine not to do so or to do so only in unusual circumstances or market conditions. These transactions may not be successful and may eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies. The Fund may also use derivatives contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.
Sovereign Governmental and Supranational Debt. The Fund may invest in all types of debt securities of governmental issuers in all countries, including emerging market countries. These sovereign debt securities may include: debt securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries; debt securities issued by government owned, controlled or sponsored entities located in emerging market countries; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers; Brady Bonds, which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external indebtedness; participations in loans between emerging market governments and financial institutions; or debt securities issued by supranational entities such as the World Bank. A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development. Sovereign government and supranational debt involve all the risks described herein regarding foreign and emerging markets investments as well as the risk of debt moratorium, repudiation or renegotiation.
Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero‑coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one‑year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (the uncollateralized amounts constitute the “residual risk”).
Brady Bonds involve various risk factors described elsewhere associated with investing in foreign securities, including the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults, investments in Brady Bonds are considered speculative. There can be no assurances that Brady Bonds in which the Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.
Distressed and Defaulted Securities. The Fund may invest in the securities of financially distressed and bankrupt issuers, including debt obligations that are in covenant or payment default. Such investments generally trade significantly below par and are considered speculative. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Typically, such workout or bankruptcy proceedings result in only partial recovery of cash payments or an exchange of the defaulted obligation for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid or speculative.
Senior Loans. The Fund may invest in senior secured floating rate and fixed rate loans or debt. Senior Loans hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. The proceeds of Senior Loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, refinancings, to finance internal growth and for other corporate purposes. Senior Loans typically have rates of interest that are determined daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium or credit spread. These base lending rates are primarily SOFR and secondarily the prime rate offered by one or more major U.S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders.
Senior Loans typically have a stated term of between five and nine years and have rates of interest that typically are redetermined daily, monthly, quarterly or semi-annually. Longer interest rate reset periods generally increase fluctuations in the Fund’s NAV as a result of changes in market interest rates. The Fund is not subject to any restrictions with respect to the maturity of Senior Loans held in its portfolio. As a result, as short-term interest rates increase, interest payable to the Fund from its investments in Senior Loans should increase, and as short-term interest rates decrease, interest payable to the Fund from its investments in Senior Loans should decrease. Because of prepayments, the Advisor expects the average life of the Senior Loans in which the Fund invests to be shorter than the stated maturity.
Senior Loans are subject to the risk of non‑payment of scheduled interest or principal. Such non‑payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the NAV of the Fund. There can be no assurances that the liquidation of any collateral securing a Senior Loan would satisfy the Borrower’s obligation in the event of non‑payment of scheduled interest or principal payments or that such collateral could be readily liquidated. In the event of bankruptcy of a Borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. The collateral securing a Senior Loan may lose all or substantially all of its value in the event of the bankruptcy of a Borrower. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such Senior Loans to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders of Senior Loans including, in certain circumstances, invalidating such Senior Loans or causing interest previously paid to be refunded to the Borrower. If interest were required to be refunded, it could negatively affect the Fund’s performance.
Many Senior Loans in which the Fund may invest may not be rated by a rating agency, will not be registered with the SEC, or any state securities commission, and will not be listed on any national securities exchange. The amount of public information available with respect to Senior Loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the
Advisor will consider, and may rely in part, on analyses performed by others. Borrowers may have outstanding debt obligations that are rated below investment grade by a rating agency. Many of the Senior Loans in which the Fund may invest will have been assigned below investment grade ratings by independent rating agencies. In the event Senior Loans are not rated, they are likely to be the equivalent of below investment grade quality. Because of the protective features of Senior Loans, the Advisor believes that Senior Loans tend to have more favorable loss recovery rates as compared to more junior types of below investment grade debt obligations. The Advisor does not view ratings as the determinative factor in their investment decisions and rely more upon their credit analysis abilities than upon ratings.
No active trading market may exist for some Senior Loans and some loans may be subject to restrictions on resale. A secondary market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to realize full value and thus cause a material decline in the Fund’s NAV. In addition, the Fund may not be able to readily dispose of its Senior Loans at prices that approximate those at which the Fund could sell such loans if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. During periods of limited supply and liquidity of Senior Loans, the Fund’s yield may be lower.
When interest rates decline, the value of a fund invested in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a fund invested in fixed rate obligations can be expected to decline. Although changes in prevailing interest rates can be expected to cause some fluctuations in the value of Senior Loans (due to the fact that floating rates on Senior Loans only reset periodically), the value of floating rate Senior Loans is substantially less sensitive to changes in market interest rates than fixed rate instruments. As a result, to the extent the Fund invests in floating rate Senior Loans, the Fund’s portfolio may be less volatile and less sensitive to changes in market interest rates than if the Fund invested in fixed rate obligations. Similarly, a sudden and significant increase in market interest rates may cause a decline in the value of these investments and in the Fund’s NAV. Other factors (including, but not limited to, rating downgrades, credit deterioration, a large downward movement in stock prices, a disparity in supply and demand of certain securities or market conditions that reduce liquidity) can reduce the value of Senior Loans and other debt obligations, impairing the Fund’s NAV.
The Fund may purchase and retain in its portfolio Senior Loans where the Borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. Such investments may provide opportunities for enhanced income as well as capital appreciation, although they also will be subject to greater risk of loss. At times, in connection with the restructuring of a Senior Loan either outside of bankruptcy court or in the context of bankruptcy court proceedings, the Fund may determine or be required to accept equity securities or junior fixed income securities in exchange for all or a portion of a Senior Loan.
The Fund may purchase Senior Loans on a direct assignment basis. If the Fund purchases a Senior Loan on direct assignment, it typically succeeds to all the rights and obligations under the loan agreement of the assigning lender and becomes a lender under the loan agreement with the same rights and obligations as the assigning lender. Investments in Senior Loans on a direct assignment basis may involve additional risks to the Fund. For example, if such loan is foreclosed, the Fund could become part owner of any collateral and would bear the costs and liabilities associated with owning and disposing of the collateral.
The Fund may also purchase, without limitation, participations in Senior Loans. The participation by the Fund in a lender’s portion of a Senior Loan typically will result in the Fund having a contractual relationship only with such lender, not with the Borrower. As a result, the Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by such lender of payments from the Borrower. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participations in a loan to a Borrower and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, the Fund assumes the credit risk associated with the Borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which the Fund intends to invest may not be rated by any nationally recognized rating service. Certain loan participations and assignments may be treated by the Fund as illiquid.
The Fund may obtain exposure to Senior Loans through the use of derivative instruments, which have become increasingly available. The Advisor may utilize these instruments and similar instruments that may be available in the future. The Fund may invest in a derivative instrument known as a Select Aggregate Market Index (“SAMI”), which provides investors with exposure to a reference basket of Senior Loans. SAMIs are structured as floating rate instruments. SAMIs consist of a basket of credit default swaps whose underlying reference securities are senior secured loans. While investing in SAMIs will increase the universe of floating rate fixed income securities to which the Fund is exposed, such investments entail risks that are not typically associated with investments in other floating rate fixed income securities. The liquidity of the market for SAMIs will be subject to liquidity in the secured loan and credit derivatives markets. Investment in SAMIs involves many of the risks associated with investments in derivative instruments discussed generally herein.
Second Lien Loans. The Fund may invest in second lien or other subordinated or unsecured floating rate and fixed rate loans or debt. Second Lien Loans have the same characteristics as Senior Loans except that such loans are second in lien property rather than first. Second Lien Loans typically have adjustable floating rate interest payments. Accordingly, the risks associated with Second Lien Loans are higher than the risk of loans with first priority over the collateral. In the event of default on a Second Lien Loan, the first priority lien holder has first claim to the underlying collateral of the loan. It is possible that no collateral value would remain for the second priority lien holder, which may result in a loss of investment to the Fund.
Unitranche Loans. Unitranche loans provide leverage levels comparable to a combination of first lien and second lien or subordinated loans. From the perspective of a lender, in addition to making a single loan, a unitranche loan may allow the lender to choose to participate in the “first out” tranche, which will generally receive priority with respect to payments of principal, interest and any other amounts due, or to choose to participate only in the “last out” tranche, which is generally paid after the first out tranche is paid. The Fund may participate in “first out” and “last out” tranches of unitranche loans and make single unitranche loans.
Mezzanine Loans. The Fund may invest in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. Due to their higher risk profile and often less restrictive covenants as compared to senior loans, mezzanine loans generally earn a higher return than senior secured loans. The warrants associated with mezzanine loans are typically detachable, which allows lenders to receive repayment of their principal on an agreed amortization schedule while retaining their equity interest in the borrower. Mezzanine loans also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to five years. Mezzanine investments are usually unsecured and subordinate to other obligations of the issuer.
Pre‑Funded Letter of Credit Loans. The Fund may purchase participations in prefunded letter of credit loans (a “prefunded L/C loan”), but does not plan to do so extensively. A prefunded L/C loan is a facility created by the
Borrower in conjunction with the agent bank as issuer of a loan, and the prefunded L/C loan is backed by letters of credit (each letter, an “L/C”). Each participant in a prefunded L/C loan (sometimes referred to as a funded letter of credit facility) fully funds its commitment amount to the agent bank for the facility. The funds are invested by the agent bank and held solely to satisfy a prefunded L/C loan lender’s obligation to the agent bank under the facility. The funds paid by the lenders are invested by the agent bank in deposits that pay interest, usually approximating a benchmark rate, which goes to the Borrower. Generally, the Borrower, via the agent bank, pays the lenders an interest rate, equivalent to the fully drawn spread plus the benchmark rate. The funds are returned to the lender upon termination of the prefunded L/C loan (and upon satisfaction of all obligations). Under the terms of the prefunded L/C loan agreement, a lender may sell and assign all or a portion of its interest in the loan to another lender so long as the other lender is eligible and agrees to the terms and conditions of the prefunded L/C loan agreement.
When the Borrower needs funds, it may draw against the prefunded L/C loan and the agent bank makes payment to the Borrower by withdrawing some of the amount invested as deposits. Consequently, the lenders do not have to advance any additional funds at the time the Borrower draws against the prefunded L/C loan facility. The prefunded L/C loan can be structured from the standpoint of the Borrower as either (i) a revolving credit facility, where the Borrower can reborrow, during the term of the loan, moneys it has paid back to the facility during the term of the loan, or (ii) a delayed draw term loan where the Borrower may not reborrow moneys it has repaid to the facility during the term of the loan.
When the Fund purchases a participation in a prefunded L/C loan, the proceeds of the purchase are deposited in a collateral account, which backs an L/C loan by the agent bank to the Borrower to support trade or other financing. The Fund typically receives interest on the cash collateral account equal to the benchmark rate. In addition, the Fund may also receive a fee, typically similar to the spread paid on the Borrower’s institutional loan. Participations by the Fund in a prefunded L/C loan typically will result in the Fund having a contractual relationship only with the agent bank, not with the Borrower. As a result, the Fund may have the right to receive interest, fees and any repayments, if any, to which it is entitled only from the agent bank selling the participation and only upon receipt by the agent bank of such payments from the Borrower. In connection with purchasing the participation in a prefunded L/C loan, the Fund generally will have no right to enforce compliance by the Borrower with the terms of the prefunded L/C loan. As a result, the Fund may assume the credit risk of both the Borrower and the agent bank selling the participation in a prefunded L/C loan. In the event of the insolvency of the agent bank selling a participation in a prefunded L/C loan, the Fund may be treated as a general creditor of such agent bank. The agent bank will likely conduct its principal business activities in the banking, finance and financial services industries. Persons engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Reserve Open Market Committee’s monetary policy, governmental regulations concerning such industries and concerning capital raising activities generally and fluctuations in the financial markets generally.
Delayed Funding Loans and Revolving Credit Facilities. The Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities in which a bank or other lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not be desirable to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.
Variable, Floating and Fixed-Rate Debt Obligations. Floating or variable rate securities provide for periodic adjustments in the interest rate. Floating rate securities are generally offered at an initial interest rate which is at or above prevailing market rates. The interest rate paid on floating rate securities is then reset periodically (commonly every 90 days) to an increment over some predetermined interest rate index. Commonly utilized indices include the three-month Treasury bill rate, the 180‑day Treasury bill rate, SOFR, the prime rate of a bank, the commercial paper rates, or the longer term rates on U.S. Treasury securities. Variable and floating rate securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity. If the Advisor incorrectly forecasts interest rate movements, the Fund could be adversely affected by use of variable and floating rate securities. In addition, the Fund invests in CLO subordinated notes. CLO subordinated notes do not have a fixed coupon and payments on CLO subordinated notes will be based on the income received from the underlying collateral and the payments made to the secured notes, both of which may be based on floating rates.
Fixed rate securities pay a fixed rate of interest and tend to exhibit more price volatility during times of rising or falling interest rates than securities with variable or floating rates of interest. The value of fixed rate securities will tend to fall when interest rates rise and rise when interest rates fall. The value of variable or floating rate securities, on the other hand, fluctuates much less in response to market interest rate movements than the value of fixed rate securities. This is because variable and floating rate securities behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments according to a specified formula, usually with reference to some interest rate index or market interest rate. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like variable or floating rate securities with respect to price volatility.
Collateralized Debt Obligations. The Fund may invest in CDOs, which include CBOs, CLOs and other similarly structured securities. CDOs are types of ABS. A CBO is ordinarily issued by a trust or other special purpose entity (“SPE”) and is typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities) held by such issuer. A CLO is ordinarily issued by a trust or other SPE and is typically collateralized by a pool of loans, which may include, among others, domestic and non‑U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer. The Fund may also invest in the equity or residual portion of the capital structure of CLOs.
Although certain CDOs may benefit from credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present, and may fail to protect the Fund against the risk of loss on default of the collateral. Certain CDO issuers may use derivatives contracts to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this prospectus and the SAI. CDOs may charge management fees and administrative expenses, which are in addition to those of the Fund.
A CLO is a structured debt security, issued by an SPE and created to reapportion the risk and return characteristics of a pool of bank loans. Investors in CLOs bear the credit risk of the underlying collateral. The bank loans are used as collateral supporting the various debt tranches issued by the SPE. Multiple tranches of securities are issued by the CLO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, or subordinated/equity, according to their degree of risk. The key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of the CLO. If there are defaults or the CLO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. The SPE is a company founded solely for the purpose of securitizing payment claims. On this basis, marketable securities are issued which, due to the diversification of the underlying risk, generally represent a lower level of risk than the original assets. The redemption of the securities issued by the SPE takes place at maturity out of the cash flow generated by the collected claims. The vast majority of CLOs are actively managed by an independent investment manager.
The Fund may invest in subordinated notes issued by a CLO (often referred to as the “residual” or “equity” tranche), which are junior in priority of payment and are subject to certain payment restrictions generally set forth in an indenture governing the notes. In addition, CLO subordinated notes generally do not benefit from any creditors’ rights or ability to exercise remedies under the indenture governing the notes. The subordinated notes are not guaranteed by another party. The subordinated tranche of a CLO vehicle is generally required to absorb the CLO’s losses before any of the CLO’s other tranches, yet it also has the lowest level of payment priority among the CLO’s tranches; therefore, the subordinated tranche is typically the riskiest of CLO investments. CLO subordinated notes do not have a fixed coupon and payments on CLO subordinated notes will be based on the income received from the underlying collateral and the payments made to the secured notes, both of which may be based on floating rates.
For both CBOs and CLOs, the cash flows from the SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults as well as investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.
In addition to the general risks associated with fixed income securities discussed in this prospectus and the SAI, CDOs carry additional risks, including: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the CDO securities are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. To the extent the Fund makes equity investments in CDOs, and depending on whether these investments are characterized as debt or equity for U.S. federal income tax purposes, these investments may raise additional U.S. federal income tax issues, including (i) those applicable to debt instruments, as described above, (ii) those applicable to a holder of an equity investment in a non‑U.S. corporation, as described below in “Risk—Principal Risks—Non‑U.S. Securities Risk,” and (iii) the risk of material entity-level U.S. federal income tax on income of the CDOs or CLOs that is effectively connected with a U.S. trade or business.
The credit quality of CDOs depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided. The underlying assets (e.g., securities or loans) of CDOs may be subject to prepayments, which would shorten the weighted average maturity and may lower the return of the CDO. If a credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The transaction documents relating to the issuance of CDOs may impose eligibility criteria on the assets of the issuing SPE, restrict the ability of the investment manager to trade investments and impose certain portfolio-wide asset quality requirements. These criteria, restrictions and requirements may limit the ability of the SPE’s investment manager to maximize returns on the CDOs. In addition, other parties involved in structured products, such as third party credit enhancers and investors in the rated tranches, may impose requirements that have an adverse effect on the returns of the various tranches of CDOs. Furthermore, CDO transaction documents generally contain provisions that, in the event that certain tests are not met (generally interest coverage and over-collateralization tests at varying levels in the capital structure), require that proceeds that would otherwise be distributed to holders of a junior tranche must be diverted to pay down the senior tranches until such tests are satisfied. Failure (or increased likelihood of failure) of a CDO to make timely payments on a particular tranche will have an adverse effect on the liquidity and market value of such tranche.
Payments to holders of CDOs may be subject to deferral. If cash flows generated by the underlying assets are insufficient to make all current and, if applicable, deferred payments on the CDOs, no other assets will be available for payment of the deficiency and, following realization of the underlying assets, the obligations of the issuer to pay such deficiency will be extinguished. The value of CDO securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution or fund providing the credit support or enhancement. Furthermore, the leveraged nature of each subordinated class may magnify the adverse impact on such class of changes in the value of the assets, changes in the distributions on the assets, defaults and recoveries on the assets, capital gains and losses on the assets, prepayment on the assets and availability, price and interest rates of the assets. CDOs are limited recourse, may not be paid in full and may be subject to up to 100% loss.
CDOs are typically privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized as illiquid securities; however, an active dealer market may exist, which would allow such securities to be considered liquid in some circumstances.
Debtor‑In‑Possession Financings. The Fund may invest in “debtor‑in‑possession” or “DIP” financings newly issued in connection with “special situation” restructuring and refinancing transactions. DIP financings are loans to a debtor‑in‑possession in a proceeding under the U.S. Bankruptcy Code that has been approved by the bankruptcy court. These financings allow the entity to continue its business operations while reorganizing under Chapter 11 of the U.S. Bankruptcy Code. DIP financings are typically fully secured by a lien on the debtor’s otherwise unencumbered assets or secured by a junior lien on the debtor’s encumbered assets (so long as the loan is fully secured based on the most recent current valuation or appraisal report of the debtor). DIP financings are often required to close with certainty and in a rapid manner in order to satisfy existing creditors and to enable the issuer to emerge from bankruptcy or to avoid a bankruptcy proceeding.
Bank Obligations. Bank obligations may include certificates of deposit, bankers’ acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties, which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.
Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.
Trade Claims. The Fund may purchase trade claims against companies, including companies in bankruptcy or reorganization proceedings. Trade claims generally include claims of suppliers for goods delivered and not paid, claims for unpaid services rendered, claims for contract rejection damages and claims related to litigation. An investment in trade claims is very speculative and carries a high degree of risk. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. Additionally, there can be restrictions on the purchase, sale, and/ or transferability of trade claims during all or part of a bankruptcy proceeding. The markets in trade claims are not regulated by U.S. federal securities laws or the SEC.
High Yield Securities. The Fund expects to invest in securities rated, at the time of investment, below investment grade quality such as those rated “Ba” or below by Moody’s, “BB” or below by S&P or Fitch, or securities comparably rated by other rating agencies or in securities determined by the Advisor to be of comparable quality. Such securities, sometimes referred to as “high yield” or “junk” bonds, are predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the security and generally involve greater price volatility than securities in higher rating categories. Often, the protection of interest and principal payments with respect to such securities may be very moderate and issuers of such securities face major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.
Lower grade securities, though high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The secondary market for lower grade securities may be less liquid than that of higher rated securities. Adverse conditions could make it difficult at times for the Fund to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV.
The prices of fixed income securities generally are inversely related to interest rate changes; however, the price volatility caused by fluctuating interest rates of securities also is inversely related to the coupons of such securities. Accordingly, below investment grade securities may be relatively less sensitive to interest rate changes than higher quality securities of comparable maturity because of their higher coupon. The investor receives this higher coupon in return for bearing greater credit risk. The higher credit risk associated with below investment grade securities potentially can have a greater effect on the value of such securities than may be the case with higher quality issues of comparable maturity.
Lower grade securities may be particularly susceptible to economic downturns. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.
The ratings of Moody’s, S&P, Fitch and other rating agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Advisor also will independently evaluate these securities and the ability of the issuers of such securities to pay interest and principal. To the extent that the Fund invests in lower grade securities that have not been rated by a rating agency, the Fund’s ability to achieve its investment objective will be more dependent on the Advisor’s credit analysis than would be the case when the Fund invests in rated securities.
Mortgage-Backed Securities. Mortgage-backed securities (“MBS”) include structured debt obligations collateralized by pools of commercial or residential mortgages. Pools of mortgage loans and mortgage-backed loans, such as mezzanine loans, are assembled as securities for sale to investors by various governmental, government-related and private organizations. MBS include complex instruments such as collateralized mortgage obligations (“CMOs”), stripped MBS, mortgage pass-through securities and interests in real estate mortgage investment conduits. The MBS in which the Fund may invest include those with fixed, floating or variable interest rates, those with interest rates that change based on multiples of changes in a specified reference interest rate or index of interest rates and those with interest rates that change inversely to changes in interest rates, as well as those that do not bear interest. The Fund may invest in RMBS and CMBS issued by governmental entities and private issuers, including subordinated MBS and residual interests. The Fund may invest in sub‑prime mortgages or MBS that are backed by sub‑prime mortgages.
In general, losses on a mortgaged property securing a mortgage loan included in a securitization will be borne first by the equity holder of the property, then by a cash reserve fund or letter of credit, if any, then by the holder of a mezzanine loan or B‑Note, if any, then by the “first loss” subordinated security holder (generally, the “B‑Piece” buyer) and then by the holder of a higher rated security. The Fund may invest in any class of security included in a securitization. In the event of default and the exhaustion of any equity support, reserve fund, letter of credit, mezzanine loans or B‑Notes, and any classes of securities junior to those in which the Fund invests, the Fund will not be able to recover all of its investment in the MBS it purchases. MBS in which the Fund invests may not contain reserve funds, letters of credit, mezzanine loans and/or junior classes of securities. The prices of lower credit quality securities are generally less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual issuer developments.
Mortgage Pass-Through Securities. Mortgage pass-through securities differ from other forms of fixed income securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs that may be incurred. Some mortgage related securities (such as securities issued by the Government National Mortgage Association (“GNMA”)) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.
RMBS. RMBS are securities the payments on which depend primarily on the cash flow from residential mortgage loans made to borrowers that are secured, on a first priority basis or second priority basis, subject to permitted liens, easements and other encumbrances, by residential real estate (one‑ to four-family properties), the proceeds of which are used to purchase real estate and purchase or construct dwellings thereon or to refinance indebtedness previously used for such purposes. Residential mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan secured by residential property is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Agency RMBS. The principal U.S. Governmental guarantor of mortgage related securities is GNMA, which is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Authority (“FHA”), or guaranteed by the Department of Veteran Affairs. RMBS issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”), which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantees are backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee.
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA (also known as “Fannie Maes”) are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation that issues FHLMC Guaranteed Mortgage Pass-Through
Certificates (also known as “Freddie Macs” or “PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.
In 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its MBS. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC.
Legislative or regulatory actions, changes to the terms or status of U.S. Government support for FNMA or FHLMC, or decisions by FHFA as their conservator could materially affect the credit quality, liquidity, market value and future issuance of their mortgage-backed securities. Any reduction in the perceived or actual support provided by the U.S Government to these entities could result in higher funding costs for them and could reduce the values of the MBS they guarantee.
Non‑Agency RMBS. These RMBS are issued by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non‑governmental issuers. Timely payment of principal and interest on RMBS backed by pools created by non‑governmental issuers often is supported partially by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. There can be no assurances that the private insurers or mortgage poolers can meet their obligations under the policies, so that if the issuers default on their obligations, the holders of the security could sustain a loss. No insurance or guarantee covers the Fund or the price of the Fund’s shares. RMBS issued by non‑governmental issuers generally offer a higher rate of interest than government agency and government-related securities because there are no direct or indirect government guarantees of payment.
CMBS. CMBS generally are multi-class debt or pass-through certificates secured or backed by mortgage loans on commercial properties. CMBS generally are structured to provide protection to the senior class investors against potential losses on the underlying mortgage loans. This protection generally is provided by having the holders of subordinated classes of securities (“Subordinated CMBS”) take the first loss if there are defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated CMBS, cross-collateralization and over-collateralization.
The Fund may invest in Subordinated CMBS, which are subordinated in some manner as to the payment of principal and/or interest to the holders of more senior CMBS arising out of the same pool of mortgages and which are often referred to as “B‑Pieces.” The holders of Subordinated CMBS typically are compensated with a higher stated yield than are the holders of more senior CMBS. On the other hand, Subordinated CMBS typically subject the holder to greater risk than senior CMBS and tend to be rated in a lower rating category (frequently a substantially lower rating category) than the senior CMBS issued in respect of the same mortgage pool. Subordinated CMBS generally are likely to be more sensitive to changes in prepayment and interest rates and the market for such securities may be less liquid than is the case for traditional income securities and senior CMBS.
CMOs. A CMO is a multi-class bond backed by a pool of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (i) GNMA, FNMA or FHLMC pass-through certificates, (ii) unsecuritized mortgage loans insured by the FHA or guaranteed by the Department of Veteran Affairs, (iii) unsecuritized conventional mortgages, (iv) other MBS or (v) any combination thereof. Each class of a CMO, often referred to as a “tranche,” is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity or final distribution date. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index(or sometimes more than one index). These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon. The Fund does not intend to invest in CMO residuals, which represent the interest in any excess cash flow remaining after making the payments of interest and principal on the tranches issued by the CMO and the payment of administrative expenses and management fees.
The Fund may invest in inverse floating rate CMOs. Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction relative to an applicable index. Accordingly, the coupon rate thereon will increase as interest rates decrease. Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs. Many inverse floating rate CMOs have coupons that move inversely to a multiple of an index. The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage factor. The market for inverse floating rate CMOs with highly leveraged characteristics at times may be very thin. The Fund’s ability to dispose of its positions in such securities will depend on the degree of liquidity in the markets for such securities. It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity.
Stripped MBS. Stripped MBS are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each receiving a specified percentage of the underlying security’s principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security (or “IO”), and all of the principal is distributed to holders of another type of security, known as a principal-only security (or “PO”). STRIPS can be created in a pass-through structure or as tranches of a CMO. The yields to maturity on IOs and POs are very sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially and adversely affected.
Adjustable Rate Mortgage Securities. Adjustable rate mortgages (“ARMs”) have interest rates that reset at periodic intervals. Acquiring ARMs permits the Fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMs are based. Such ARMs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Fund may potentially reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, the Fund, when holding an ARM, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of the coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMs behave more like fixed income securities and less like adjustable-rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of ARMs generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.
Sub‑Prime Mortgages. Sub-prime mortgage loans generally are made to borrowers with weaker or limited credit histories, higher debt-to-income ratios or other characteristics that increase the risk of non-payment. Lenders typically charge higher interest rates and fees on such loans to compensate for the greater credit risk and higher servicing and collection costs. Sub-prime mortgages are subject to extensive federal and state consumer protection and anti-predatory lending laws and regulations (including, for example, ability-to-repay and related mortgage origination standards), which in some cases may impose liability or other obligations on assignees and other secondary market purchasers such as the Fund. Sub-prime mortgages have certain characteristics and associated risks similar to below investment grade securities, including a higher degree of credit risk, and certain characteristics and associated risks similar to MBS, including prepayment risk.
Mortgage Related Derivative Instruments. The Fund may invest in MBS credit default swaps. MBS credit default swaps include swaps the reference obligation for which is an MBS or related index. The Fund may engage in other derivative transactions related to MBS, including purchasing and selling exchange-listed and over‑the‑counter put and call options, futures and forwards on mortgages and MBS. The Fund may invest in newly developed mortgage-related derivatives that may hereafter become available. See “—Strategic Transactions and Other Management Techniques” in this prospectus and “Investment Policies and Techniques—Strategic Transactions and Other Management Techniques” in the SAI for additional information regarding derivative transactions which the Fund may utilize.
Mortgage Related ABS. ABS are bonds backed by pools of loans or other receivables. ABS are created from many types of assets, including in some cases mortgage related asset classes, such as home equity loan ABS. Home equity loan ABS are subject to many of the same risks as RMBS, including interest rate risk and prepayment risk.
TBA Commitments. The Fund may enter into “to be announced” or “TBA” commitments. TBA commitments are forward agreements for the purchase or sale of securities, including MBS, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. See “—When-Issued, Delayed Delivery and Forward Commitment Securities.”
Net Interest Margin (NIM) Securities. The Fund may invest in net interest margin (“NIM”) securities. These securities are derivative interest-only mortgage securities structured off home equity loan transactions. NIM securities receive any “excess” interest computed after paying coupon costs, servicing costs and fees and any credit losses associated with the underlying pool of home equity loans. Like traditional stripped MBS, the yield to maturity on a NIM security is sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying home equity loans. NIM securities are highly sensitive to credit losses on the underlying collateral and the timing in which those losses are taken.
Whole Loan Mortgages. The Fund may invest in whole loan mortgages, especially subprime residential mortgage loans and non‑performing and sub‑performing mortgage loans. By investing in whole loan mortgages, the Fund acquires the entire beneficial interest in a single residential or commercial mortgage that has not been securitized, rather than fractional portions of or participations in such loans.
Mortgage Servicing Rights. The Fund may invest in Normal MSRs and Excess MSRs. Normal MSRs refer to the contractual right to cash flows payable to the actual mortgage servicer of a pool of mortgage loans for their ongoing administrative duties to the extent such cash flows do not exceed a reasonable amount of consideration for normal servicing activities. Excess MSRs are the rights to any amount of cash flows in excess of Normal MSRs.
Other Mortgage Related Securities. Other mortgage related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Other mortgage related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing. The Fund may acquire all or substantially all of the equity of a mortgage or private loan originator.
Asset-Backed Securities. ABS are a form of structured debt obligation. The securitization techniques used for ABS are similar to those used for MBS. ABS are bonds backed by pools of loans or other receivables. The collateral for these securities may include home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables. The Fund may invest in these and other types of ABS that may be developed in the future. ABS present certain risks that are not presented by mortgage related securities. Primarily, these securities may provide the Fund with a less effective security interest in the related collateral than do mortgage related securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.
Equity Securities. The Fund may invest in equity securities, including common stocks, preferred stocks, convertible securities, warrants, depositary receipts, ETFs, equity interests in real estate investment trusts and master limited partnerships. Common stock represents an equity ownership interest in a company. The Fund may hold or have exposure to common stocks of issuers of any size, including small and medium capitalization stocks. Because the Fund may have exposure to common stocks, historical trends would indicate that the Fund’s portfolio and investment returns will be subject at times, and over time, to higher levels of volatility and market and issuer-specific risk than if it invested exclusively in debt securities.
Preferred Securities. The Fund may invest in preferred securities. There are two basic types of preferred securities: traditional preferred securities and trust preferred securities.
Traditional Preferred Securities. Traditional preferred securities generally pay fixed or adjustable rate dividends (or a combination thereof—e.g., a fixed rate that moves to an adjustable rate after some period of time) to investors and generally have a “preference” over common stock in the payment of dividends and the liquidation of a company’s assets. This means that a company must pay dividends on preferred stock before paying any dividends on its common stock. In order to be payable, distributions on such preferred securities must be declared by the issuer’s board of directors. Income payments on typical preferred securities currently outstanding are cumulative, causing dividends and distributions to accumulate even if not declared by the board of directors or otherwise made payable. In such a case all accumulated dividends must be paid before any dividend on the common stock can be paid. However, some traditional preferred stocks are non‑cumulative, in which case dividends do not accumulate and need not ever be paid. A portion of the portfolio may include investments in non‑cumulative preferred securities, whereby the issuer does not have an obligation to make up any arrearages to its shareholders. Should an issuer of a non‑cumulative preferred stock held by the Fund determine not to pay dividends on such stock, the amount of dividends the Fund pays may be adversely affected. There is no assurance that dividends or distributions on the traditional preferred securities in which the Fund invests will be declared or otherwise made payable.
Preferred stockholders usually have no right to vote for corporate directors or on other matters. Shares of traditional preferred securities have a liquidation value that generally equals the original purchase price at the date of issuance. The market value of preferred securities may be affected by favorable and unfavorable changes impacting companies in the utilities and financial services sectors, which are prominent issuers of preferred securities, and by actual and anticipated changes in tax laws, such as changes in corporate income tax rates or the “Dividends Received Deduction.” Because the claim on an issuer’s earnings represented by traditional preferred securities may become onerous when interest rates fall below the rate payable on such securities, the issuer may redeem the securities. Thus, in declining interest rate environments in particular, the Fund’s holdings of higher rate-paying fixed rate preferred securities may be reduced and the Fund may be unable to acquire securities of comparable credit quality paying comparable rates with the redemption proceeds.
Trust Preferred Securities. Trust preferred securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred security characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The trust preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates.
Trust preferred securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, trust preferred securities typically permit an issuer to defer the payment of income for eighteen months or more without triggering an event of default. Generally, the deferral period is five years or more. Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the trust preferred securities have not been made), these trust preferred securities are often treated as close substitutes for traditional preferred securities, both by issuers and investors. Trust preferred securities have many of the key characteristics of equity due to their subordinated position in an issuer’s capital structure and because their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows.
Convertible Securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. Convertible securities rank senior to common stock in a corporation’s capital structure but are usually subordinate to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.
A “synthetic” convertible security may be created by the Fund or by a third party by combining separate securities that possess the two principal characteristics of a traditional convertible security: an income producing component and a convertible component. The income-producing component is achieved by investing in non‑convertible, income-producing securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in securities or instruments such as warrants or options to buy common stock at a certain exercise price, or options on a stock index. Unlike a traditional convertible security, which is a single security having a single market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Because the “market value” of a synthetic convertible security is the sum of the values of its income-producing component and its convertible component, the value of a synthetic convertible security may respond differently to market fluctuations than a traditional convertible security. The Fund also may purchase synthetic convertible securities created by other parties, including convertible structured notes. Convertible structured notes are income-producing debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the issuer of the convertible note (typically an investment bank), rather than the issuer of the underlying common stock into which the note is convertible, assumes credit risk associated with the underlying investment and the Fund in turn assumes credit risk associated with the issuer of the convertible note.
Contingent Convertible Securities. One type of convertible security in which the Fund may invest is contingent convertible securities, sometimes referred to as “CoCos.” CoCos are a form of hybrid debt security issued by banking institutions that are intended to either automatically convert into equity or have their principal written down upon the occurrence of certain “trigger events,” which may include a decline in the issuer’s capital below a specified threshold level, increase in the issuer’s risk weighted assets, the share price of the issuer falling to a particular level for a certain period of time and certain regulatory events. CoCos are subject to credit, interest rate, high-yield securities, foreign investments and market risks associated with both debt instruments and equity securities. In addition, CoCos have no stated maturity and have fully discretionary coupons. If the CoCos are converted into the issuer’s underlying equity securities following a conversion event, each holder will be subordinated due to their conversion from being the holder of a debt instrument to being the holder of an equity instrument, hence worsening the holder’s standing in a bankruptcy proceeding.
Other Investment Companies. The Fund may invest in securities of other affiliated and unaffiliated open- or closed‑end investment companies (including ETFs and BDCs), subject to applicable regulatory limits, that invest primarily in securities the types of which the Fund may invest directly. As a shareholder in an investment company, the Fund will bear its ratable share of that investment company’s expenses, and will remain subject to payment of the Fund’s advisory and other fees and expenses with respect to assets so invested. Holders of Shares will therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. The Advisor will take expenses into account when evaluating the investment merits of an investment in an investment company relative to other available investments. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to the same leverage risks to which the Fund may be subject to the extent it employs a leverage strategy.
The Fund may invest in ETFs, which are investment companies that typically aim to track or replicate a desired index, such as a sector, market or global segment. ETFs are typically passively managed and their shares are traded on a national exchange or The NASDAQ Stock Market, Inc. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit may sell the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. There can be no assurances that an ETF’s investment objectives will be achieved, as ETFs based on an index may not replicate and maintain exactly the composition and relative weightings of securities in the index. ETFs are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the ETF, will bear its pro rata portion of the ETF’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.
Restricted and Illiquid Investments. The Fund may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. Liquidity of an investment relates to the ability to dispose easily of the investment and the price to be obtained upon disposition of the investment, which may be less than would be obtained for a comparable more liquid investment. “Illiquid investments” are investments which cannot be sold within seven days in the ordinary course of business at approximately the value used by the Fund in determining its NAV. Illiquid investments may trade at a discount from comparable, more liquid investments. Illiquid investments are subject to legal or contractual restrictions on disposition or lack an established secondary trading market. Investment of the Fund’s assets in illiquid investments may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where the Fund’s operations require cash (such as in connection with repurchase offers), such as when the Fund pays dividends, and could result in the Fund borrowing to meet short-term cash requirements or incurring capital losses on the sale of illiquid investments.
The Fund may invest in or hold securities that are not registered under the Securities Act of 1933, as amended (the “Securities Act”) (“restricted securities”), which may include securities in private companies and Rule 144A Securities. Restricted securities may be sold in private placement transactions between issuers and their purchasers, including through private negotiated transactions between the issuer and their purchasers, such as the Fund, and may be neither listed on an Exchange nor traded in other established markets. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market and the potential bespoke nature on certain transactions, restricted securities may be deemed to be illiquid investments or less liquid and more difficult to value than publicly traded securities. To the extent that restricted securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by the Fund or less than their fair market value. The amount of any discount may vary depending on the security type, the character of the issuer, which party (if any) will bear the expenses of registering the restricted security, and prevailing market conditions. In addition, issuers whose securities are not publicly traded or who are not otherwise publicly listed may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Certain of the Fund’s investments in private placements may consist of direct investments and may include investments in smaller, less seasoned issuers, which may involve greater risks. Issuers of restricted securities may not be subject to SEC reporting requirements, may not be required to maintain their accounting records in accordance with generally accepted accounting principles, and may not be required to maintain effective internal controls over financial reporting. As a result, the Advisor may not have timely or accurate information about the business, financial condition and results of operations of such issuers, and investments in securities of such issuers may involve a high degree of business and financial risk and may result in substantial losses to the Fund. Such issuers may also have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, the Fund may obtain access to material nonpublic information, which may restrict the Fund’s ability to conduct portfolio transactions in such securities. In some cases, the Fund may pay fees such as placement fees to an intermediary in connection with acquiring privately placed securities.
Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and thus the valuation of the Fund) may have a subjective element. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the OTC markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Transactions in restricted or illiquid securities may entail registration expense and other transaction costs that are higher than those for transactions in unrestricted or liquid securities. Where registration is required for restricted or illiquid securities, a considerable time period may elapse between the time the Fund decides to sell the security and the time it is actually permitted to sell the security under an effective registration statement. If during such period, adverse market conditions were to develop, the Fund might obtain less favorable pricing terms that when it decided to sell the security. In addition, the Fund may be deemed to be an “underwriter” for purposes of the Securities Act when selling restricted securities. If so, the Fund may be liable to purchasers of the restricted securities if the registration statement prepared by the issuer, or the corresponding prospectus, is materially inaccurate or misleading.
Zero-Coupon Bonds, Step‑Ups and Payment‑In‑Kind Securities. Zero-coupon bonds pay interest only at maturity rather than at intervals during the life of the security. Like zero‑coupon bonds, “step up” bonds pay no interest initially but eventually begin to pay a coupon rate prior to maturity, which rate may increase at stated intervals during the life of the security. Payment‑in‑kind securities (“PIKs”) are debt obligations that pay “interest” in the form of other debt obligations, instead of in cash. Each of these instruments is normally issued and traded at a deep discount from face value. Zero-coupon bonds, step‑ups and PIKs allow an issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater credit risk than bonds that pay interest currently or in cash. The Fund would be required to distribute the income on these instruments as it accrues, even though the Fund will not receive the income on a current basis in cash. Thus, the Fund may have to sell other investments, including when it may not be advisable to do so, to make income distributions to its shareholders.
Structured Instruments. The Fund may use structured instruments for investment purposes, for risk management purposes, such as to reduce the duration and interest rate sensitivity of the Fund’s portfolio, and for leveraging purposes. While structured instruments may offer the potential for a favorable rate of return from time to time, they also entail certain risks. Structured instruments may be less liquid than other securities and the price of structured instruments may be more volatile. In some cases, depending on the terms of the embedded index, a structured instrument may provide that the principal and/or interest payments may be adjusted below zero. Structured instruments also may involve significant credit risk and risk of default by the counterparty. Structured instruments may also be illiquid. Like other sophisticated strategies, the Fund’s use of structured instruments may not work as intended.
Structured Notes. The Fund may invest in “structured” notes and other related instruments, which are privately negotiated debt obligations in which the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate (an “embedded index”), such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets. Structured instruments may be issued by corporations, including banks, as well as by governmental agencies. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances. The terms of such structured instruments normally provide that their principal and/or interest payments are to be adjusted upwards or downwards (but ordinarily not below zero) to reflect changes in the embedded index while the structured instruments are outstanding. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the embedded index and the effect of changes in the embedded index on principal and/or interest payments. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other asset(s). Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss.
Event-Linked Securities. The Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or by implementing “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent upon, or formulaically related to, defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, the Fund may lose a portion of or its entire principal invested in the bond or the entire notional amount of a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims when a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose the Fund to certain other risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.
Equity-Linked Notes. Equity-linked notes are hybrid securities with characteristics of both fixed income and equity securities. An equity-linked note is a debt instrument, usually a bond, that pays interest based upon the performance of an underlying equity, which can be a single stock, basket of stocks or an equity index. Instead of paying a predetermined coupon, equity-linked notes link the interest payment to the performance of a particular equity market index or basket of stocks or commodities. The interest payment is typically based on the percentage increase in an index from a predetermined level, but alternatively may be based on a decrease in the index. The interest payment may in some cases be leveraged so that, in percentage terms, it exceeds the relative performance of the market. Equity-linked notes generally are subject to the risks associated with the securities of equity issuers, default risk and counterparty risk.
Credit Linked Notes. The Fund may invest in credit linked notes (“CLNs”) for risk management purposes, including diversification. A CLN is a derivative instrument. It is a synthetic obligation between two or more parties where the payment of principal and/or interest is based on the performance of some obligation (a reference obligation). In addition to the credit risk of the reference obligations and interest rate risk, the buyer/seller of the CLN is subject to counterparty risk.
Inverse Floating Rate Securities. An inverse floating rate security (or “inverse floater”) is a type of debt instrument that bears a floating or variable interest rate that moves in the opposite direction to interest rates generally or the interest rate on another security or index. Changes in interest rates, generally, or the interest rate of the other security or index, inversely affect the interest rate paid on the inverse floater, with the result that the inverse floater’s price will be considerably more volatile than that of a fixed rate bond. The Fund may invest without limitation in inverse floaters, which brokers typically create by depositing an income-producing instrument, including a mortgage-related security, in a trust. The trust in turn issues a variable rate security and inverse floaters. The interest rate for the variable rate security is typically determined by an index or an auction process, while the inverse floater holder receives the balance of the income from the underlying income-producing instrument less an auction fee. The market prices of inverse floaters may be highly sensitive to changes in interest rates and prepayment rates on the underlying securities, and may decrease significantly when interest rates increase or prepayment rates change. In a transaction in which the Fund purchases an inverse floater from a trust, and the underlying security was held by the Fund prior to being deposited into the trust, the Fund typically treats the transaction as a secured borrowing for financial reporting purposes. As a result, for financial reporting purposes, the Fund will generally incur a non‑cash interest expense with respect to interest paid by the trust on the variable rate securities and will recognize additional interest income in an amount directly corresponding to the non‑cash interest expense. Therefore, the Fund’s NAV per Share of an applicable class and performance are not affected by the non‑cash interest expense. This accounting treatment does not apply to inverse floaters acquired by the Fund when the Fund did not previously own the underlying bond.
Credit Linked Securities. Among the income producing securities in which the Fund may invest are credit linked securities, which are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, the Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.
Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the Fund would receive. The Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the Securities Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.
Strategic Transactions and Other Management Techniques. The Fund may use a variety of other investment management techniques and instruments. The Fund may purchase and sell futures contracts, enter into various interest rate transactions such as swaps, caps, floors or collars, currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currency or currency futures and swap contracts (including, but not limited to, credit default swaps index products, credit default swaps, total return swaps (sometimes referred to as “contracts for difference”) and interest rate swaps) and may purchase and sell exchange-listed and OTC put and call options on securities and swap contracts, financial indices and futures contracts and use other derivative instruments or management techniques. These Strategic Transactions may be used for duration management and other risk management purposes, including to attempt to protect against possible changes in the market value of the Fund’s portfolio resulting from trends in the securities markets and changes in interest rates or to protect the Fund’s unrealized gains in the value of its portfolio securities, to facilitate the sale of portfolio securities for investment purposes, to establish a position in the securities markets as a temporary substitute for purchasing particular securities or to enhance income or gain. There is no particular strategy that requires use of one technique rather than another as the decision to use any particular strategy or instrument is a function of market conditions and the composition of the portfolio. The use of Strategic
Transactions to enhance current income may be particularly speculative. The ability of the Fund to use Strategic Transactions successfully will depend on the Advisor’s ability to predict pertinent market movements as well as sufficient correlation among the instruments, which cannot be assured. The use of Strategic Transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell. The SAI contains further information about the characteristics, risks and possible benefits of Strategic Transactions and the Fund’s other policies and limitations (which are not fundamental policies) relating to Strategic Transactions. Certain provisions of the Code may restrict or affect the ability of the Fund to engage in Strategic Transactions. In addition, the use of certain Strategic Transactions may give rise to taxable income and have certain other consequences. See “Risks—Principal Risks—Strategic Transactions and Derivatives Risk.”
Interest Rate Transactions. The Fund may enter into interest rate swaps and purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date and/or to hedge against increases in the Fund’s costs associated with its leverage strategy. The Fund will ordinarily use these transactions as a hedge or for duration and risk management although it is permitted to enter into them to enhance income or gain. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). The purchase of an interest rate cap entitles the purchaser, to the extent that the level of a specified interest rate exceeds a predetermined interest rate (i.e., the strike price), to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that the level of a specified interest rate falls below a predetermined interest rate (i.e., the strike price), to receive payments of interest on a notional principal amount from the party selling such interest rate floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels of collar amounts.
For example, if the Fund holds a debt instrument with an interest rate that is reset only once each year, it may swap the right to receive interest at this fixed rate for the right to receive interest at a rate that is reset every week. This would enable the Fund to offset a decline in the value of the debt instrument due to rising interest rates but would also limit its ability to benefit from falling interest rates. Conversely, if the Fund holds a debt instrument with an interest rate that is reset every week and it would like to lock in what it believes to be a high interest rate for one year, it may swap the right to receive interest at this variable weekly rate for the right to receive interest at a rate that is fixed for one year. Such a swap would protect the Fund from a reduction in yield due to falling interest rates and may permit the Fund to enhance its income through the positive differential between one week and one year interest rates, but would preclude it from taking full advantage of rising interest rates.
The Fund may hedge both its assets and liabilities through interest rate swaps, caps, floors and collars. Usually, payments with respect to interest rate swaps will be made on a net basis (i.e., the two payment streams are netted out) with the Fund receiving or paying, as the case may be, only the net amount of the two payments on the payment dates.
If there is a default by the other party to an uncleared interest rate swap transaction, generally the Fund will have contractual remedies pursuant to the agreements related to the transaction, but there can be no guarantee that the Fund will be successful in enforcing such remedies. With respect to interest rate swap transactions cleared through a central clearing counterparty, a clearing organization will be substituted for the counterparty and will guaranty the parties’ performance under the swap agreement. However, there can be no assurances that the clearing organization will satisfy its obligation to the Fund or that the Fund would be able to recover the full amount of assets deposited on its behalf with the clearing organization in the event of the default by the clearing organization or the Fund’s clearing broker. Certain U.S. federal income tax requirements may limit the Fund’s ability to engage in interest rate swaps. Distributions attributable to transactions in interest rate swaps generally will be taxable as ordinary income to shareholders.
Indexed and Inverse Securities. The Fund may invest in securities the potential return of which is based on the change in a specified interest rate or equity index (an “indexed security”). For example, the Fund may invest in a security that pays a variable amount of interest or principal based on the current level of the French or Korean stock markets. The Fund may also invest in securities whose return is inversely related to changes in an interest rate or index (“inverse securities”). In general, the return on inverse securities will decrease when the underlying index or interest rate goes up and increase when that index or interest rate goes down.
Swaps. The Fund may enter into swap agreements, including credit default and total return swap agreements. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few days to more than one year. In a standard “swap” transaction, two parties agree to exchange the value(s) or cash flow(s) of one asset for another over a certain period of time. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The Fund’s obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).
Whether the Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Advisor’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also bear the risk that the Fund will not be able to meet its payment obligations to the counterparty. Restrictions imposed by the tax rules applicable to RICs may limit the Fund’s ability to use swap agreements. It is possible that developments in the swap market, including government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
Credit Default Swaps. The Fund may enter into credit default swap agreements and related instruments, such as credit default swap index products, for hedging purposes or to seek to increase income or gain. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract, provided that no credit event on the reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional amount) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or if the swap is cash settled the seller may be required to deliver the related net cash amount (the difference between the market value of the reference obligation and its par value). The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund will generally receive no payments from its counterparty under the swap if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional amount of the swap in exchange for an equal face amount of deliverable obligations of the reference entity, the value of which may have significantly decreased. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full notional amount of the swap in exchange for an equal face amount of deliverable obligations of the reference entity, the value of which may have significantly decreased. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its Managed Assets, the Fund would be subject to investment exposure on the notional amount of the swap. However, the Fund will not have any legal recourse against any reference entity and will not benefit from any collateral securing the reference entity’s debt obligations.
In circumstances in which the Fund does not own the securities or loans that are deliverable under a credit default swap, the Fund is exposed to the risk that deliverable securities will not be available in the market, or will be available only at unfavorable prices, as would be the case in a so‑called “short squeeze.” In certain instances of issuer defaults or restructurings, it has been unclear under the standard industry documentation for credit default swaps whether or not a “credit event” triggering the seller’s payment obligation had occurred. Certain initiatives adopted by derivatives market participants, including the International Swaps and Derivatives Association (“ISDA”), are designed to implement uniform settlement terms into standard credit default swap documentation, as well as refine the practices for the transparent conduct of the credit default swap market generally. Among these initiatives are the ISDA Credit Derivatives Determination Committee and the implementation of market-wide cash settlement protocols applicable to all market-standard credit default swaps.
These initiatives are intended to reduce both the uncertainty as to the occurrence of credit events and the risk of a “short squeeze” by providing that the ISDA Credit Derivatives Determinations Committee will make determinations as to whether a credit event has occurred, establish an auction to determine a settlement price and identify the deliverable securities for purposes of the auction, although the ISDA Credit Derivatives Determinations Committee may in certain limited circumstances refrain from doing so. In the event the ISDA Credit Derivatives Determinations Committee cannot reach a timely resolution with respect to a “credit event” or otherwise does not establish a cash settlement auction, the Fund may not be able to realize the full value of the credit default swap upon a default by the reference entity. Furthermore, the Fund may enter into certain credit default swaps or similar instruments that may not be covered by these initiatives.
In the event the ISDA Credit Derivatives Determinations Committee does not establish a cash settlement auction and identify the relevant deliverable securities or loans, the credit default swap buyer will have broad discretion to select which of the reference entity’s debt obligations to deliver to the Fund following a credit event and will likely choose the obligations with the lowest market value in order to maximize the payment obligations of the Fund. In addition, credit default swaps generally trade on the basis of theoretical pricing and valuation models, which may not accurately value such swap positions when established or when subsequently traded or unwound under actual market conditions.
Credit default swap agreements and related instruments, such as credit default swap index products, involve greater risks than if the Fund had taken a position in the reference obligation directly (either by purchasing or selling) since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risks. A buyer generally will also lose its upfront payment or any periodic payments it makes to the seller counterparty and receive no payments from its counterparty should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional amount it pays to the buyer, resulting in a loss of value to the seller. A seller of a credit default swap or similar instrument is exposed to many of the same risks of leverage since, if a credit event occurs, the seller generally will be required to pay the buyer the full notional amount of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
In addition, the credit derivatives market is subject to a changing regulatory environment. It is possible that regulatory or other developments in the credit derivatives market could adversely affect the Fund’s ability to successfully use credit derivatives.
Total Return Swaps. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the return on the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. The return on the assets underlying the contract includes both the income generated by the asset and the change in market value of the asset. Total return swaps on single name equity securities may sometimes be referred to as “contracts for difference” and are subject to the same risks as described below. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its Managed Assets, the Fund would be subject to investment exposure on the notional amount of the swap.
Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder. Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with the Fund receiving or paying, as the case may be, only the net amount of the two payments).
Financial Futures Transactions and Options. The Fund is authorized to purchase and sell certain exchange traded financial futures contracts (“financial futures contracts”) in order to hedge its investments against declines in value, and to hedge against increases in the cost of securities it intends to purchase or to seek to enhance the Fund’s return. However, any transactions involving financial futures or options (including puts and calls associated therewith) will be in accordance with the Fund’s investment policies and limitations. A financial futures contract obligates the seller of a contract to deliver and the purchaser of a contract to take delivery of the type of financial instrument covered by the contract, or in the case of index-based futures contracts to make and accept a cash settlement, at a specific future time for a specified price. To hedge its portfolio, the Fund may take an investment position in a futures contract which will move in the opposite direction from the portfolio position being hedged. A sale of financial futures contracts may provide a hedge against a decline in the value of portfolio securities because such depreciation may be offset, in whole or in part, by an increase in the value of the position in the financial futures contracts. A purchase of financial futures contracts may provide a hedge against an increase in the cost of securities intended to be purchased because such appreciation may be offset, in whole or in part, by an increase in the value of the position in the futures contracts.
Distributions, if any, of net long term capital gains from certain transactions in futures or options are taxable at long term capital gains rates for U.S. federal income tax purposes.
Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security or, in the case of an index-based futures contract, to make and accept a cash settlement for a set price on a future date. A majority of transactions in futures contracts, however, do not result in the actual delivery of the underlying instrument or cash settlement, but are settled through liquidation, i.e., by entering into an offsetting transaction. Futures contracts have been designed by boards of trade which have been designated “contracts markets” by the CFTC.
The purchase or sale of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the broker and the relevant contract market, which varies, but is generally about 5% of the contract amount, must be deposited with the broker. This amount is known as “initial margin” and represents a “good faith” deposit assuring the performance of both the purchaser and seller under the futures contract. Subsequent payments to and from the broker, called “variation margin,” are required to be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position that will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker and the purchaser realizes a loss or gain. In addition, a nominal commission is paid on each completed sale transaction.
The Fund may also purchase and sell financial futures contracts on U.S. Government securities as a hedge against adverse changes in interest rates as described below. The Fund may purchase and write call and put options on futures contracts on U.S. Government securities in connection with its hedging strategies.
The Fund also may engage in other futures contracts transactions such as futures contracts on municipal bond indices that may become available if the Advisor should determine that there is normally a sufficient correlation between the prices of such futures contracts and municipal bonds in which the Fund invests to make such hedging appropriate.
Futures Strategies. The Fund may sell a financial futures contract (i.e., assume a short position) in anticipation of a decline in the value of its investments resulting from an increase in interest rates or otherwise. The risk of decline could be reduced without employing futures as a hedge by selling investments and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs in the form of dealer spreads and typically would reduce the average yield of the Fund’s portfolio securities as a result of the shortening of maturities. The sale of futures contracts provides an alternative means of hedging against declines in the value of its investments. As such values decline, the value of the Fund’s positions in the futures contracts will tend to increase, thus offsetting all or a portion of the depreciation in the market value of the Fund’s investments that are being hedged. While the Fund will incur commission expenses in selling and closing out futures positions, commissions on futures transactions are typically lower than transaction costs incurred in the purchase and sale of the Fund’s investments being hedged. In addition, the ability of the Fund to trade in the standardized contracts available in the futures markets may offer a more effective defensive position than a program to reduce the average maturity of the portfolio securities due to the unique and varied credit and technical characteristics of the instruments available to the Fund. Employing futures as a hedge also may permit the Fund to assume a defensive posture without reducing the yield on its investments beyond any amounts required to engage in futures trading.
When the Fund intends to purchase a security, the Fund may purchase futures contracts as a hedge against any increase in the cost of such security resulting from a decrease in interest rates or otherwise, that may occur before such purchase can be effected. Subject to the degree of correlation between such securities and futures contracts, subsequent increases in the cost of such securities should be reflected in the value of the futures held by the Fund. As such purchases are made, an equivalent amount of futures contracts will be closed out. Due to changing market conditions and interest rate forecasts, however, a futures position may be terminated without a corresponding purchase of portfolio securities.
Call Options on Futures Contracts. The Fund may also purchase and sell exchange traded call and put options on financial futures contracts. The purchase of a call option on a futures contract is analogous to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the futures contract upon which it is based or the price of the underlying securities, it may or may not be less risky than ownership of the futures contract or underlying securities. Like the purchase of a futures contract, the Fund may purchase a call option on a futures contract to hedge against a market advance when the Fund is not fully invested.
The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at expiration is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund’s portfolio holdings.
Put Options on Futures Contracts. The purchase of a put option on a futures contract is analogous to the purchase of a protective put option on portfolio securities. The Fund may purchase a put option on a futures contract to hedge the Fund’s portfolio against the risk of rising interest rates.
The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at expiration is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase.
The writer of an option on a futures contract is required to deposit initial and variation margin pursuant to requirements similar to those applicable to futures contracts. Premiums received from the writing of an option will be included in initial margin. The writing of an option on a futures contract involves risks similar to those relating to futures contracts.
The CFTC subjects advisers to registered investment companies to regulation by the CFTC if a fund that is advised by the investment adviser either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in CFTC-regulated futures, options and swaps (“CFTC Derivatives”), or (ii) markets itself as providing investment exposure to such instruments. CFTC Rule 4.5 permits investment advisers to registered investment companies to claim an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act (“CEA”) with respect to a fund, provided certain requirements are met. In order to permit the Advisor to claim this exclusion with respect to the Fund, the Fund will limit its use of CFTC Derivatives (excluding transactions entered into for “bona fide hedging purposes,” as defined under CFTC regulations) such that either: (i) the aggregate initial margin and premiums required to establish its CFTC Derivatives do not exceed 5% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses on such positions; or (ii) the aggregate net notional value of its CFTC Derivatives does not exceed 100% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses on such positions. Additionally, the Fund will not market itself as a “commodity pool” or a vehicle for trading such instruments. Accordingly, the Fund is not subject to regulation under the CEA or otherwise regulated by the CFTC, and the Advisor is not subject to registration and regulation as a “commodity pool operator” with respect to the Fund. If the Advisor was unable to claim the exclusion with respect to the Fund, the Advisor would become subject to registration and regulation as a “commodity pool operator,” which would subject the Advisor and the Fund to additional registration and regulatory requirements and increased operating expenses.
Repurchase Agreements and Purchase and Sale Contracts. The Fund may invest in repurchase agreements. A repurchase agreement is a contractual agreement whereby the seller of securities agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during the Fund’s holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. Income generated from transactions in repurchase agreements will be taxable. The risk to the Fund is limited to the ability of the issuer to pay the agreed upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but the Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited. The Advisor will monitor the value of the collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that such value always equals or exceeds the agreed upon repurchase price. In the event the value of the collateral declines below the repurchase price, the Advisor will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price, including interest.
A purchase and sale contract is similar to a repurchase agreement, but differs from a repurchase agreement in that the contract arrangements stipulate that the securities are owned by the Fund. In the event of a default under such a repurchase agreement or a purchase and sale contract, instead of the contractual fixed rate of return, the rate of return to the Fund will be dependent upon intervening fluctuations of the market value of such security and the accrued interest on the security. In such event, the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform.
Securities Lending. The Fund may lend portfolio securities to certain borrowers that the Advisor determines to be creditworthy, including to borrowers affiliated with the Advisor. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. No securities loan will be made on behalf of the Fund if, as a result, the aggregate value of all securities loans of the Fund exceeds one‑third of the value of the Fund’s total assets (including the value of the collateral received). The Fund may terminate a loan at any time and obtain the return of the securities loaned. The Fund receives, by way of substitute payment, the value of any interest or cash or non‑cash distributions paid on the loaned securities that it would have otherwise received if the securities were not on loan.
With respect to loans that are collateralized by cash, the borrower may be entitled to receive a fee based on the amount of cash collateral. The Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral received by the Fund for such loans, and uninvested cash, may be reinvested in certain short-term instruments either directly on behalf of the Fund or through one or more joint accounts or money market funds, including those affiliated with the Advisor; such investments are subject to investment risk.
The Fund conducts its securities lending pursuant to an exemptive order from the SEC permitting it to lend portfolio securities to borrowers affiliated with the Fund and to retain an affiliate of the Fund as lending agent. To the extent that the Fund engages in securities lending, BlackRock Investment Management, LLC (“BIM”) acts as securities lending agent for the Fund, subject to the overall supervision of the Advisor, pursuant to a written agreement (the “Securities Lending Agency Agreement”). BIM administers the lending program in accordance with guidelines approved by the Board.
To the extent the Fund engages in securities lending, the Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent. Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees as defined below), and any fees or other payments to and from borrowers of securities. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BlackRock (the “collateral investment fees”); however, the securities lending agent has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. Such money market fund shares will not be subject to a sales load, redemption fee, distribution fee or service fee.
To the extent that the Fund invests cash collateral in a non‑government money market fund, the Fund may be subject to a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the Fund will be subject to a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the liquidity costs are de minimis (i.e., less than one basis point (0.01%)). The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day. The imposition of any such discretionary or mandatory liquidity fee would reduce the Fund’s returns on securities lending.
Under the securities lending program, the Fund is categorized into one of several specific asset classes. The determination of the Fund’s asset class category (fixed income, domestic equity, international equity, or fund of funds), each of which may be subject to a different fee arrangement, is based on a methodology agreed to by the Fund and BIM.
Pursuant to the current securities lending agreement: (i) if the Fund were to engage in securities lending, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the current securities lending agreement, will receive for the remainder of that calendar year securities lending income as follows: (i) if the Fund were to engage in securities lending, 85% of securities lending income (which excludes collateral investment expenses); and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment expenses.
Short Sales. The Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund may make short sales to hedge positions, for duration and risk management, in order to maintain portfolio flexibility or to enhance income or gain. When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over to the securities lender any income, distributions or dividends received on such borrowed securities until it returns the security to the securities lender. The Fund’s obligation to replace the borrowed security will be secured by collateral deposited with the securities lender, usually cash, U.S. Government securities or other liquid assets. Depending on arrangements made with the securities lender regarding payment over of any income, distributions or dividends received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such securities lender. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited. The Fund must comply with Rule 18f‑4 under the Investment Company Act with respect to its short sale borrowings, which are considered derivatives transactions under the Rule. See “Additional Risk Factors—Risk Factors in Strategic Transactions and Derivatives—Rule 18f‑4 Under the Investment Company Act” in the SAI.
When-Issued, Delayed Delivery Securities and Forward Commitment Securities. The Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis or on a “delayed delivery” basis. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold or renegotiated prior to the settlement date. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it might incur a gain or loss. There is always a risk that the securities may not be delivered and that the Fund may incur a loss. A default by a counterparty may result in the Fund missing the opportunity of obtaining a price considered to be advantageous. The value of securities in these transactions on the delivery date may be more or less than the Fund’s purchase price. The Fund may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period. Settlements in the ordinary course are not treated by the Fund as when-issued or forward commitment transactions and accordingly are not subject to the foregoing restrictions.
The market value of the securities underlying a commitment to purchase securities, and any subsequent fluctuations in their market value, is taken into account when determining the NAV of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.
Rule 18f‑4 under the Investment Company Act permits the Fund to enter into when-issued or forward-settling securities (e.g., firm and standby commitments, including TBA commitments, and dollar rolls) and non‑standard settlement cycle securities notwithstanding the limitation on the issuance of senior securities in Section 18 of the Investment Company Act, provided that the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). If a when-issued, forward-settling or non‑standard settlement cycle security does not satisfy the Delayed-Settlement Securities Provision, then it is treated as a derivatives transaction under Rule 18f‑4. See “Additional Risk Factors—Risk Factors in Strategic Transactions and Derivatives—Rule 18f‑4 Under the Investment Company Act” in the SAI.
Counterparty Credit Standards. To the extent that the Fund engages in principal transactions, including, but not limited to, OTC options, forward currency transactions, swap transactions, repurchase and reverse repurchase agreements and the purchase and sale of bonds and other fixed income securities, it must rely on the creditworthiness of its counterparties under such transactions. In certain instances, the credit risk of a counterparty is increased by the lack of a central clearing house for certain transactions, including certain swap contracts. In the event of the insolvency of a counterparty, the Fund may not be able to recover its assets, in full or at all, during the insolvency process. Counterparties to investments may have no obligation to make markets in such investments and may have the ability to apply essentially discretionary margin and credit requirements. Similarly, the Fund will be subject to the risk of bankruptcy of, or the inability or refusal to perform with respect to such investments by, the counterparties with which it deals. The Advisor will seek to minimize the Fund’s exposure to counterparty risk by entering into such transactions with counterparties the Advisor believes to be creditworthy at the time it enters into the transaction. Certain option transactions and Strategic Transactions may require the Fund to provide collateral to secure its performance obligations under a contract, which would also entail counterparty credit risk.

Risk Factors [Table Text Block]
RISKS
The NAV of, and dividends paid on, the Shares will fluctuate with and be affected by, among other things, the risks more fully described below.
Principal Risks
Fixed Income Securities Risks
Fixed income securities in which the Fund may invest are generally subject to the following risks:
Interest Rate Risk. The market value of bonds and other fixed income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. (Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates.) The magnitude of these fluctuations in the market price of bonds and other fixed income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s NAV. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by the Fund’s management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-related securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed income securities, government-guaranteed securities will fluctuate in value when interest rates change.
The Fund’s intended use of leverage, including through the use of instruments such as reverse repurchase agreements and dollar roll transactions, will tend to increase the Fund’s interest rate risk. The Fund may utilize certain strategies, including taking positions in futures or interest rate swaps, for the purpose of reducing the interest rate sensitivity of fixed income securities held by the Fund and decreasing the Fund’s exposure to interest rate risk. The Fund is not required to hedge its exposure to interest rate risk and may choose not to do so. In addition, there is no assurance that any attempts by the Fund to reduce interest rate risk will be successful or that any hedges that the Fund may establish will perfectly correlate with movements in interest rates.
The Fund may invest in variable and floating rate debt instruments, which generally are less sensitive to interest rate changes than longer duration fixed rate instruments, but may decline in value in response to rising interest rates if, for example, the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general. Conversely, variable and floating rate instruments generally will not increase in value if interest rates decline. The Fund also may invest in inverse floating rate debt securities, which may decrease in value if interest rates increase, and which also may exhibit greater price volatility than fixed rate debt obligations with similar credit quality. To the extent the Fund holds variable or floating rate instruments, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities, which may adversely affect the NAV of the Fund’s Shares.
Issuer Risk. The value of fixed income securities may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, reduced demand for the issuer’s goods and services, historical and prospective earnings of the issuer and the value of the assets of the issuer.
Credit Risk. One of the fundamental risks associated with the Fund’s investments is credit risk, which is the risk that an issuer will be unable or unwilling to make timely principal and interest payments on its outstanding debt obligations when due or otherwise honor their obligations. The Fund’s return to investors would be adversely impacted if an issuer of debt in which the Fund invests becomes unable to make such payments when due.
Although the Fund may make investments that the Advisor believes are secured by specific collateral, the value of which may initially exceed the principal amount of such investments or the Fund’s fair value of such investments, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non‑payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. The Fund may also invest in leveraged loans, high yield securities, marketable and non‑marketable common and preferred equity securities and other unsecured investments, each of which involves a higher degree of risk than senior secured loans. Furthermore, the Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of a senior lender, to the extent applicable. Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In addition, loans may provide for payments‑in‑kind, which have a similar effect of deferring current cash payments. In such cases, an issuer’s ability to repay the principal of an investment may depend on the long-term success of the company, the occurrence of which is uncertain.
With respect to the Fund’s investments in any number of credit products, if the borrower or issuer breaches any of the covenants or restrictions under the credit agreement that governs loans of such issuer or borrower, it could result in a default under the applicable indebtedness as well as the indebtedness held by the Fund. Such default may allow the creditors to accelerate the related debt and may result in the acceleration of any other debt to which a cross-acceleration or cross-default provision applies. This could result in an impairment or loss of the Fund’s investment or a pre‑payment (in whole or in part) of the Fund’s investment.
Similarly, while the Fund will generally target investing in companies it believes are of high quality, these companies could still present a high degree of business and credit risk. Companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment or the continuation or worsening of the current (or any future) economic and financial market downturns and dislocations. As a result, companies that the Fund expected to be stable or improve may operate, or expect to operate, at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or maintain their competitive position, or may otherwise have a weak financial condition or experience financial distress. In addition, exogenous factors such as fluctuations of the equity markets also could result in warrants and other equity securities or instruments owned by the Fund becoming worthless.
Prepayment Risk. During periods of declining interest rates, borrowers may exercise their option to prepay principal earlier than scheduled. For fixed rate securities, such payments often occur during periods of declining interest rates, forcing the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund’s income and distributions to shareholders. This is known as prepayment or “call” risk. Below investment grade securities frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met (“call protection”). For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced.
Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Duration and Maturity Risk. The Fund has no set policy regarding portfolio maturity or duration of the fixed income securities it may hold. The Advisor may seek to adjust the portfolio’s duration or maturity based on its assessment of current and projected market conditions and all factors that the Advisor deems relevant. In comparison to maturity (which is the date on which the issuer of a debt instrument is obligated to repay the principal amount), duration is a measure of the price volatility of a debt instrument as a result in changes in market rates of interest, based on the weighted average timing of the instrument’s expected principal and interest payments. Specifically, duration measures the anticipated percentage change in NAV that is expected for every percentage point change in interest rates. The two have an inverse relationship. Duration can be a useful tool to estimate anticipated price changes to a fixed pool of income securities associated with changes in interest rates. For example, a duration of five years means that a 1% decrease in interest rates will increase the NAV of the portfolio by approximately 5%; if interest rates increase by 1%, the NAV will decrease by 5%. However, in a managed portfolio of fixed income securities having differing interest or dividend rates or payment schedules, maturities, redemption provisions, call or prepayment provisions and credit qualities, actual price changes in response to changes in interest rates may differ significantly from a duration-based estimate at any given time. Actual price movements experienced by a portfolio of fixed income securities will be affected by how interest rates move (i.e., changes in the relationship of long-term interest rates to short-term interest rates and in the relationship of interest rates for highly rated securities and rates for below investment grade securities), the magnitude of any move in interest rates, actual and anticipated prepayments of principal through call or redemption features, the extension of maturities through restructuring, the sale of securities for portfolio management purposes, the reinvestment of proceeds from prepayments on and from sales of securities, and credit quality-related considerations whether associated with financing costs to lower credit quality borrowers or otherwise, as well as other factors. Accordingly, while duration maybe a useful tool to estimate potential price movements in relation to changes in interest rates, investors are cautioned that duration alone will not predict actual changes in the net asset or market value of the Fund’s shares and that actual price movements in the Fund’s portfolio may differ significantly from duration-based estimates. Duration differs from maturity in that it takes into account a security’s yield, coupon payments and its principal payments in addition to the amount of time until the security finally matures. As the value of a security changes over time, so will its duration. Prices of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. In general, a portfolio of securities with a longer duration can be expected to be more sensitive to interest rate changes than a portfolio with a shorter duration.
Any decisions as to the targeted duration or maturity of any particular category of investments or of the Fund’s portfolio generally will be made based on all pertinent market factors at any given time. The Fund may incur costs in seeking to adjust the portfolio’s average duration or maturity. There can be no assurances that the Advisor’s assessment of current and projected market conditions will be correct or that any strategy to adjust the portfolio’s duration or maturity will be successful at any given time.
Variable and Floating Rate Instrument Risk
Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed securities of the same maturity. These securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction in income received from variable and floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time. Floating rate securities generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Benchmark interest rates may not accurately track market interest rates. Although floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impair their value.
Closed‑End Interval Fund; Illiquidity of Shares
The Fund is structured as an “interval fund” and designed primarily for long-term investors. An investment in the Shares, unlike an investment in a traditional listed closed‑end fund, should be considered illiquid. The Shares are appropriate only for investors who are seeking an investment in less liquid or illiquid portfolio investments within an illiquid fund. An investment in the Shares is not suitable for investors who need access to the money they invest. Unlike open‑end funds (commonly known as mutual funds), which generally permit redemptions on a daily basis, the Shares are not redeemable at an investor’s option. Unlike traditional listed closed‑end funds, the Shares are not listed for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. The NAV of the Shares may be volatile and the Fund’s use of leverage will increase this volatility. As the Shares are not traded, investors may not be able to dispose of their investment in the Fund when or in the amount desired, no matter how the Fund performs.
Although the Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case the Fund may not repurchase all of your Shares tendered in that offer. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.
Investment Risk
An investment in the Fund’s Shares is subject to investment risk, including the possible loss of the entire amount that you invest. As with any stock, the price of the Fund’s Shares will fluctuate with market conditions and other factors. If shares are sold, the price received may be more or less than the original investment. The Shares are designed for longer-term investors and the Fund should not be treated as a trading vehicle. At any point in time an investment in the Fund’s Shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund. During periods in which the Fund may use leverage, the Fund’s investment and certain other risks will be magnified.
Repurchase Offers Risk
As described under “Periodic Repurchase Offers” below, the Fund is an “interval fund” and, in order to provide liquidity to shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding
Shares at NAV, pursuant to Rule 23c‑3 under the Investment Company Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders. Repurchase offers generally are funded from available cash or sales of portfolio securities but may be funded with borrowings.
However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio and portfolio turnover. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Payment for tendered Shares may require the liquidation of the Fund’s investments earlier than the Advisor would otherwise liquidate these holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. Such liquidations may also cause the Fund to sell its more liquid investments, which may reduce the size of future repurchase offerings and may result in the Fund selling investments at inopportune times or at times prior to when the Advisor believes the Fund may be able to realize the best return on such investments. Additionally, because such liquidations may cause the Fund to sell its more liquid investments, common shareholders who choose not to tender into a repurchase offer will hold investments in a Fund whose portfolio may become increasingly illiquid. As the Fund’s portfolio becomes more illiquid, the Fund’s portfolio may become harder to value, and it may become harder for the Fund to dispose of its investments at prices the Advisor believes reflect their fair value, or at all, resulting in losses to the Fund and its shareholders. See “—Valuation Risk.”
Diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective.
Subject to the Fund’s investment restriction with respect to leverage, the Fund may utilize leverage to finance the repurchase of Shares. However, there can be no assurance that the Fund will be able to obtain such financing. Moreover, if the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing Fund expenses borne by common shareholders of the Fund (in addition to the increase in pro rata expenses that will result from having a smaller base of assets after any such repurchase offers over which to spread fixed expenses) and reducing any net investment income.
If a repurchase offer is oversubscribed, the Fund may determine to increase the amount repurchased by up to 2% of the outstanding Shares as of the date of the Repurchase Request Deadline. In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the outstanding Shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Shareholders will be subject to the risk of NAV fluctuations during that period. Some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. Affiliates of the Fund may own Shares and determine to participate in the Fund’s repurchase offers, which may contribute to a repurchase offer being oversubscribed and the Fund effecting repurchases on a pro rata basis. A shareholder may be subject to market and other risks, and the NAV of Shares tendered in a repurchase offer may fluctuate between the date a shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a shareholder submits a repurchase request. See “Periodic Repurchase Offers.”
In addition, the repurchase of Shares by the Fund will generally be a taxable event to common shareholders.
In a scenario where the Fund’s portfolio is becoming increasingly illiquid, the Board may determine that it is in the best interests of the Fund and its shareholders to liquidate and dissolve the Fund. See “—Liquidation Scenarios.”
Distribution Payment Risk
The Fund cannot assure investors that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year‑to‑year increases in cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.
In the event that the Fund encounters delays in locating suitable investment opportunities, all or a substantial portion of the Fund’s distributions may constitute a return of capital to shareholders. To the extent that the Fund pays distributions that constitute a return of capital for U.S. federal income tax purposes, it will lower an investor’s tax basis in his or her Shares. A return of capital generally is a return of an investor’s investment, rather than a return of earnings or gains derived from the Fund’s investment activities, and generally results in a reduction of the tax basis in the Shares. As a result from such reduction in tax basis, shareholders may be subject to tax in connection with the sale of Fund Shares, even if such Shares are sold at a loss relative to the shareholder’s original investment.
Liquidation Scenarios
The Board may determine at any time and in its discretion that it is in the best interests of the Fund and its shareholders to liquidate and dissolve the Fund. Pursuant to the Fund’s Declaration of Trust, the dissolution of the Fund requires the affirmative vote of at least 80% of the Fund’s Trustees. A shareholder vote is not required to liquidate or dissolve the Fund. If the Board were to vote to dissolve and liquidate the Fund and the Fund’s investment portfolio is substantially illiquid, the Advisor would not likely be able to liquidate the Fund’s remaining assets in a short period of time. Rather, the Fund’s assets would likely be liquidated over an extended period of time, which could amount to several years or longer and, during such a liquidation period, shareholders remaining in the Fund would be subject to, among other risks, (i) the risk that these remaining assets may fluctuate in value prior to their ultimate disposition, (ii) the risk that the Fund may not realize what the Advisor believes to be the optimal value for such assets upon their disposition, (iii) the risk that the Fund may be forced to dispose of assets at a loss or may not be able to realize any significant profit from the investment position, and (iv) the risk that the Fund may lose the entire value of an investment upon its disposition. Additionally, the Fund may choose to hold its remaining assets in a liquidating trust or other similar vehicle, and the value of such assets would further be reduced by any expenses incurred by such liquidating trust. Moreover, it is likely that any assets remaining in the Fund or a liquidating trust (or similar vehicle) after an initial round of liquidation will be illiquid. In such a liquidation scenario, Shares will be entirely illiquid, and common shareholders should expect to have to bear the risks of having invested in the Fund for an indefinite period of time, should not expect to receive cash liquidating distributions within any set period of time or on a regular basis, and should not expect to realize the full NAV per Share of the applicable class of the Fund on the date the Board determines to dissolve the Fund.
Effect of Additional Subscriptions
The Fund intends to accept additional subscriptions for Shares, and such subscriptions will dilute the interest of existing shareholders in the Fund’s investment portfolio, which could have an adverse impact on the value of existing shareholders’ Shares.
Effect of Liquidation on Investment Objective
If the Fund is in the process of a complete liquidation pursuant to the Declaration of Trust, in order to effect an orderly liquidation of the Fund’s assets, the Fund may not comply with its investment objective during liquidation.
Purchase Price Risk
The purchase price at which an investor purchases Shares will be determined at each daily closing and will equal the NAV per Share of the applicable class as of such date, plus, with respect to Class A Shares, Class W Shares and Class J Shares, the applicable sales load. As a result, in the event of an increase in the Fund’s NAV per Share of an applicable class, an investor’s purchase price may be higher than the prior daily closing price per Share of the applicable class, and therefore an investor may receive fewer Shares than if an investor had subscribed at the prior daily closing price.
Best-Efforts Offering Risk
This offering is being made on a reasonable best efforts basis, whereby the Distributor is only required to use its reasonable best efforts to sell the Shares and neither it nor any Dealer has a firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum number of Shares is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base. As a result, the Fund may be unable to achieve its investment objective and an investor could lose some or all of the value of his or her investment in the Shares. The Distributor is an affiliate of the Fund and the Advisor. As a result, the Distributor’s due diligence review and investigation of the Fund and this prospectus cannot be considered to be an independent review.
Private Credit Risk
As part of its strategy, the Fund will seek to invest in select less liquid or illiquid private credit investments, generally involving corporate borrowers or asset-based collateral, that are believed to present the potential for higher yield versus some of the more liquid portions of the Fund’s portfolio. Typically, private credit investments are in restricted securities that are not traded in public markets and subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund may, from time to time or over time, focus its private credit investments in a particular industry or sector or select industries or sectors. Investment performance of such industries or sectors may thus at times have an out‑sized impact on the performance of the Fund. The Fund’s investments are also subject to the risks associated with investing in private securities. Investments in private securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Fund will be able to realize the value of such investments in a timely manner. See “Risks—Principal Risks—Restricted and Illiquid Investments Risks.” Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The companies in which the Fund invests may be leveraged, often as a result of leveraged buyouts or other recapitalization transactions, and often will not be rated by national credit rating agencies. See “—Below Investment Grade Securities Risk.”
Dynamic Allocation Strategy Risk
While BCIA generally intends to seek attractive returns for the Fund by dynamically allocating the Fund’s assets across a wide range of private and public credit investments and investment strategies, BCIA may pursue additional investment strategies and may modify or depart from its initial investment strategy, investment process and investment techniques as it determines appropriate, subject to compliance with the Fund’s policy to invest at least 80% of its Managed Assets in credit-related investments. BCIA may pursue investments outside of the industries, geographies and sectors in which it has previously made investments or has internal operational experience.
Valuation Risk
The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability or human error. The Advisor may use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value. When market quotations are not available, the Advisor may price such investments pursuant to a number of methodologies, such as computer-based analytical modeling or individual security evaluations. These methodologies generate approximations of market values, and there may be significant professional disagreement about the best methodology for a particular type of financial instrument or different methodologies that might be used under different circumstances. In the absence of an actual market transaction, reliance on such methodologies is essential, but may introduce significant variances in the ultimate valuation of the Fund’s investments. Technological issues and/or errors by pricing services or other third-party service providers may also impact the Fund’s ability to value its investments and the calculation of the Fund’s NAV.
When market quotations are not readily available or are believed by the Advisor to be unreliable, the Advisor will fair value the Fund’s investments in accordance with its policies and procedures. Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s‑length transaction. Fair value pricing may require determinations that are inherently subjective and inexact about the value of a security or other asset. Fair valuations, particularly those of private companies and privately originated instruments, also often reflect only periodic information received by the Advisor about the issuer’s financial condition and/or business operations, which may be on a lagged basis and can be based on estimates. As a result, there can be no assurance that fair value priced assets will not result in future adjustments to the prices of securities or other assets, or that fair value pricing will reflect a price that the Fund is able to obtain upon sale, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. For example, the Fund’s NAV could be adversely affected if the Fund’s determinations regarding the fair value of the Fund’s investments were materially higher than the values that the Fund ultimately realizes upon the disposal of such investments. Where market quotations are not readily available, valuation may require more research than for more liquid investments. In addition, elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available.
A substantial portion of the Fund’s assets are expected to consist of securities of private companies for which there are no readily available market quotations. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. Such securities are valued by the Fund daily at fair value as determined pursuant to policies and procedures approved by the Board. In determining fair value each day, the Advisor is required to consider all appropriate factors relevant to value and all indicators of value available to the Fund. The determination of fair value necessarily involves judgment in evaluating this information in order to determine the price that the Fund might reasonably expect to receive for the security upon its current sale. The most relevant information may often be provided by the issuer of the securities. Given the nature, timeliness, amount and reliability of information provided by the issuer, fair valuations may become more difficult and uncertain as such information is unavailable or becomes outdated. The Fund prices its Shares daily and therefore all assets, including assets valued at fair value, are valued daily. Because the Fund will value all of its assets daily, the Fund is subject to greater risk that the information available to determine fair value on any given day is uncertain, incomplete and potentially unreliable and, as a result, that the prices assigned to fair valued securities may not in fact represent approximately the price that the Fund could receive upon their current sale. While the Advisor seeks to evaluate on a daily basis material information about the Fund’s fair valued assets, for the reasons noted herein, the Advisor may not be able to acquire and/or evaluate properly such information on a daily basis. As a result, the Advisor’s fair value determinations could cause the Fund’s NAV to materially differ from what it would have been had such information been fully incorporated.
The value at which the Fund’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. Securities held by the Fund may routinely trade with bid‑offer spreads that may be significant. In addition, the Fund may hold loans or privately placed securities for which no public market exists. There can be no guarantee that the Fund’s investments could ultimately be realized at the Fund’s valuation of such investments. In addition, the Fund’s compliance with the asset diversification tests applicable to RICs depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof.
The Fund’s NAV is a critical component in several operational matters including computation of advisory and services fees and determination of the price at which the Shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Fund’s investments will impact, positively or negatively, the fees and expenses shareholders will pay, the price a shareholder will receive in connection with a repurchase offer and the number of shares an investor will receive upon investing in the Fund. The Fund may need to liquidate certain investments, including illiquid investments, in order to repurchase Shares in connection with a repurchase offer. A subsequent decrease in the valuation of the Fund’s investments after a repurchase offer could potentially disadvantage remaining shareholders to the benefit of shareholders whose Shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Fund’s investments could potentially disadvantage shareholders whose Shares were accepted for repurchase to the benefit of remaining shareholders. Similarly, a subsequent decrease in the valuation of the Fund’s investments after a subscription could potentially disadvantage subscribing investors to the benefit of pre‑existing shareholders, and a subsequent increase in the valuation of the Fund’s investments after a subscription could potentially disadvantage pre‑existing shareholders to the benefit of subscribing investors. For more information regarding the Fund’s calculation of its NAV, see “Net Asset Value.”
Competition for Investment Opportunities
The Fund competes for investments with other investment funds and institutional investors. Certain investors have increasingly begun to invest in areas in which they have not traditionally invested. As a result of these new entrants, competition for investment opportunities may intensify. Some of the Fund’s competitors are larger and may have greater financial and other resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than the Fund is able or willing to do. Furthermore, some of the Fund’s competitors may not be subject to the regulatory restrictions that the Investment Company Act imposes on it as a closed‑end fund. These factors may make it more difficult for the Fund to achieve its investment objective.
The Fund is prohibited under the Investment Company Act from participating in certain “joint” transactions with certain of its affiliates (as well as affiliated persons of such affiliated persons), which in certain circumstances could include investments in the same portfolio company (whether at the same or different times to the extent the transaction involves jointness), without prior approval from the SEC or reliance on an applicable exemptive rule under the Investment Company Act or other regulatory guidance. Among others, affiliated persons of the Fund may include other investment funds managed by the Advisor, the Sub‑Advisors, or other BlackRock investment advisers. Even though the portion of the Fund sub‑advised by BCIA is covered by exemptive relief that permits certain “joint” transactions, the conditions imposed by the SEC in granting such relief may preclude the Fund from participating in transactions in which it would otherwise wish to engage. There can be no assurance that any such conditions will not adversely affect the Fund’s ability to capitalize on attractive investment opportunities.
In addition, entering into certain transactions that are not deemed “joint” transactions (for purposes of the Investment Company Act and relevant guidance from the SEC) may potentially lead to joint transactions within the meaning of the Investment Company Act in the future. This may be the case, for example, with issuers who are near default and more likely to enter into restructuring or work‑out transactions with their existing debt holders, which may include the Fund and its affiliates. In some cases, to avoid the potential for future joint transactions, the Advisor or a Sub‑Advisor may avoid allocating an investment opportunity to the Fund that it would otherwise allocate.
BCIA and the Fund rely on exemptive relief that permits the portion of the Fund managed by BCIA (which is anticipated to be all or substantially all of the Fund’s assets) to co‑invest with affiliated investment funds advised or sub‑advised by BCIA (or certain affiliates) and with certain affiliates of BCIA acting in a principal capacity in certain private transactions where terms other than price are negotiated. Co‑investments in such private transactions made in reliance on the Co‑Investment Order are subject to compliance with the conditions of the Co‑Investment Order. In some instances, the Fund will not be permitted to invest in such privately negotiated transactions where the conditions of the Co‑Investment Order are not able to be satisfied. Only the portion of the Fund that is managed by BCIA relies on the Co‑Investment Order, and co‑investments in reliance on the Co‑Investment Order are permitted only with affiliated investment funds advised or sub‑advised by BCIA (or certain affiliates) and with certain affiliates of BCIA acting in a principal capacity. With respect to any private credit investments of the Fund not managed by BCIA, the Fund may co‑invest in private credit investments only as permitted by existing regulatory guidance.
Pursuant to the terms of the Co‑Investment Order, any co‑investment under the Co‑Investment Order will be made on equal footing with other affiliated investment funds advised or sub‑advised by BCIA (or certain affiliates), including the condition requiring that participants in a co‑investment transaction purchase or dispose of the same class of securities, at the same time, for the same price and with substantially the same other terms. In some cases, the requirements of the Co‑Investment Order may result in an investment by the Fund being structured in a manner that differs from how the investment may have been structured if the Fund were not investing in reliance on the Co‑Investment Order. In addition, a majority of the Independent Trustees are required to make certain findings in connection with certain potential co‑investment transactions in reliance on the Co‑Investment Order. To the extent the Fund is able to make co‑investments with other affiliated investment funds advised or sub‑advised by BCIA (or certain affiliates) in reliance on the Co‑Investment Order, these co‑investment transactions may give rise to conflicts of interest or perceived conflicts of interest among the Fund and the other participating affiliated investment funds.
Affiliated investment funds currently existing or formed in the future may invest in asset classes similar to those targeted by the Fund. As a result, the Advisor, BCIA and/or their affiliates may face conflicts in allocating investment opportunities between the Fund and such other entities. An investment opportunity that is suitable for multiple clients of the Advisor, BCIA and their affiliates may not be shared among some or all of such clients and affiliates due to the limited scale of the opportunity or other factors, including restrictions imposed by the Investment Company Act or the Fund. Although the Advisor, BCIA and their affiliates, in the aggregate, will allocate investment opportunities to the Fund in what they believe to be a fair and equitable manner over time, it is possible that over time the Fund may not be able to participate in certain investments made by affiliated investment funds that it might otherwise have desired to participate in.
See “Conflicts of Interest” and “Management of the Fund—Portfolio Management—Potential Material Conflicts of Interest” in the SAI.
Corporate Bonds Risk
The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate and longer term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter term corporate bonds. The market value of a corporate bond also may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the market place, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. Certain risks associated with investments in corporate bonds are described elsewhere in this prospectus in further detail, including above under “—Fixed Income Securities Risks,” “Additional Risks—Inflation Risk” and “Additional Risks—Deflation Risks.” There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments. Corporate bonds of below investment grade quality are subject to the risks described herein under “—Below Investment Grade Securities Risk.”
Below Investment Grade Securities Risk
The Fund expects to invest in securities that are rated, at the time of investment, below investment grade quality (rated Ba/BB or below, or judged to be of comparable quality by the Advisor), which are commonly referred to as “high yield” or “junk” bonds and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. The value of high yield, lower quality bonds is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high yield bonds are not perceived to be as strong financially as those with higher credit ratings. These issuers are more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments. Lower grade securities may be particularly susceptible to economic downturns. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities. See “—Risks Associated with Recent Market Events.”
Lower grade securities, though high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The secondary market for lower grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times for the Fund to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment in Shares of the Fund, both in the short-term and the long-term.
The prices of fixed income securities generally are inversely related to interest rate changes; however, below investment grade securities historically have been somewhat less sensitive to interest rate changes than higher quality securities of comparable maturity because credit quality is also a significant factor in the valuation of lower grade securities. On the other hand, an increased rate environment results in increased borrowing costs generally, which may impair the credit quality of low‑grade issuers and thus have a more significant effect on the value of some lower grade securities. In addition, the current low rate environment has expanded the historic universe of buyers of lower grade securities as traditional investment grade oriented investors have been forced to accept more risk in order to maintain income. As rates rise, these recent entrants to the low‑grade securities market may exit the market and reduce demand for lower grade securities, potentially resulting in greater price volatility.
The ratings of Moody’s, S&P, Fitch and other rating agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Advisor also will independently evaluate these securities and the ability of the issuers of such securities to pay interest and principal. To the extent that the Fund invests in lower grade securities that have not been rated by a rating agency, the Fund’s ability to achieve its investment objective will be more dependent on the Advisor’s credit analysis than would be the case when the Fund invests in rated securities.
The Fund may invest in securities rated in the lower rating categories (rated as low as D, or judged to be of comparable quality by the Advisor). For these securities, the risks associated with below investment grade instruments are more pronounced. The Fund may purchase stressed or distressed securities, including securities that are in default or the issuers of which are in bankruptcy, which involve heightened risks. See “—Distressed and Defaulted Securities Risk.”
Non‑investment grade securities may be subject to weaker or less restrictive covenant protections. Under such weaker or less restrictive covenants, borrowers might be able to exercise more flexibility with respect to certain activities than borrowers who are subject to stronger or more protective covenants. For example, borrowers might be able to incur more debt, including secured debt, return more capital to shareholders, remove or reduce assets that are designated as collateral securing non‑investment grade securities, increase the claims against assets that are permitted against collateral securing non‑investment grade securities or otherwise manage their business in ways that could impact creditors negatively. Each of these factors might negatively impact the non‑investment grade securities held by the Fund.
Convertible Securities Risk
The Fund may invest in convertible securities. Convertible securities generally offer lower interest or dividend yields than non‑convertible securities of similar quality. As with all fixed income securities, the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stock in an issuer’s capital structure and consequently entail less risk than the issuer’s common stock.
The Fund may invest in synthetic convertible securities, which are created through a combination of separate securities that possess the two principal characteristics of a traditional convertible security. A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the security or instrument, such as a call option or warrant, purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing instrument. Synthetic convertible securities are also subject to the risks associated with derivatives.
The value of convertible securities is influenced by both the yield on nonconvertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” To the extent interest rates change, the investment value of the convertible security typically will fluctuate. At the same time, however, the value of the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock. If the conversion value of a convertible security is substantially below its investment value, the price of the convertible security is governed principally by its investment value. To the extent the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the price of the convertible security will be influenced principally by its conversion value. A convertible security will sell at a premium over the conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed income security. The yield and conversion premium of convertible securities issued in Japan and the Euromarket are frequently determined at levels that cause the conversion value to affect their market value more than the securities’ investment value.
Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a price established in a charter provision, indenture or other governing instrument pursuant to which the convertible security was issued. If a convertible security held by the Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock or sell it to a third party. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the security to be redeemed by the issuer at a premium over the stated principal amount of the debt security under certain circumstances.
The Fund may also invest in synthetic convertible securities. Synthetic convertible securities may include either Cash-Settled Convertibles or Manufactured Convertibles. “Cash-Settled Convertibles” are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a Cash-Settled Convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. “Manufactured Convertibles” are created by the Advisor or another party by combining separate securities that possess one of the two principal characteristics of a convertible security, i.e., fixed income (“fixed income component”) or a right to acquire equity securities (“convertibility component”). The fixed income component is achieved by investing in nonconvertible fixed income securities, such as nonconvertible bonds, preferred stocks and money market instruments. The convertibility component is achieved by investing in call options, warrants, or other securities with equity conversion features (“equity features”) granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index.
A Manufactured Convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security that has a unitary market value, a Manufactured Convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total “market value” of such a Manufactured Convertible is the sum of the values of its fixed income component and its convertibility component.
More flexibility is possible in the creation of a Manufactured Convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, the Advisor may combine a fixed income instrument and an equity feature with respect to the stock of the issuer of the fixed income instrument to create a synthetic convertible security otherwise unavailable in the market. The Advisor may also combine a fixed income instrument of an issuer with an equity feature with respect to the stock of a different issuer when the Advisor believes such a Manufactured Convertible would better promote the Fund’s investment objective than alternative investments. For example, the Advisor may combine an equity feature with respect to an issuer’s stock with a fixed income security of a different issuer in the same industry to diversify the Fund’s credit exposure, or with a U.S. Treasury instrument to create a Manufactured Convertible with a higher credit profile than a traditional convertible security issued by that issuer. A Manufactured Convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, “combined” to create a Manufactured Convertible. For example, the Fund may purchase a warrant for eventual inclusion in a Manufactured Convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions.
The value of a Manufactured Convertible may respond to certain market fluctuations differently from a traditional convertible security with similar characteristics. For example, in the event the Fund created a Manufactured Convertible by combining a short-term U.S. Treasury instrument and a call option on a stock, the Manufactured Convertible would be expected to outperform a traditional convertible of similar maturity that is convertible into that stock during periods when Treasury instruments outperform corporate fixed income securities and underperform during periods when corporate fixed income securities outperform Treasury instruments.
Contingent Convertible Securities Risk
CoCos are subject to additional risk factors in addition to those related to convertible securities. CoCos are a newer form of instrument and the regulatory environment for these instruments continues to evolve. Because the market for such securities is evolving, it is uncertain how the larger market for CoCos would react to a trigger event, coupon cancellation, write-down of par value or coupon suspension (as described below) applicable to a single issuer. Following conversion of a CoCo, because the common stock of the issuer may not pay a dividend, investors in such securities could experience reduced yields or no yields at all.
There are special risks associated with investing in CoCos, including:
Loss Absorption Risk. CoCos have fully discretionary coupons. This means coupons can potentially be cancelled at the banking institution’s discretion or at the request of the relevant regulatory authority in order to help the bank absorb losses. The liquidation value of a CoCo may be adjusted downward to below the original par value or written off entirely under certain circumstances. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value. Coupon payments may also be subject to approval by the issuer’s regulator and may be suspended in the event there are insufficient distributable reserves. Due to uncertainty surrounding coupon payments, CoCos may be volatile and their price may decline rapidly in the event that coupon payments are suspended.
Subordinated Instruments. CoCos will, in the majority of circumstances, be issued in the form of subordinated debt instruments in order to provide the appropriate regulatory capital treatment prior to a conversion. Accordingly, in the event of liquidation, dissolution or winding‑up of an issuer prior to a conversion having occurred, the rights and claims of the holders of the CoCos, such as the Fund, against the issuer in respect of or arising under the terms of the CoCos shall generally rank junior to the claims of all holders of unsubordinated obligations of the issuer. In addition, if the CoCos are converted into the issuer’s underlying equity securities following a conversion event (i.e., a “trigger”), each holder will be subordinated due to their conversion from being the holder of a debt instrument to being the holder of an equity instrument. Such conversion may be automatic.
Unpredictable Market Value Fluctuate. The value of CoCos is unpredictable and will be influenced by many factors including, without limitation: (i) the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; (ii) supply and demand for the CoCos; (iii) general market conditions and available liquidity; and (iv) economic, financial and political events that affect the issuer, its particular market or the financial markets in general.
Distressed and Defaulted Securities Risk
Investments in the securities of financially distressed issuers are speculative and involve substantial risks. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Among the risks inherent in investments in a troubled entity is the fact that it frequently may be difficult to obtain information as to the true financial condition of such issuer. The Advisor’s judgment about the credit quality of the issuer and the relative value and liquidity of its securities may prove to be wrong. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Restricted and Illiquid Investments Risk
The Fund may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. The portion of the Fund’s portfolio that consists of these types of investments may increase over time due to a number of factors, including as a result of the Fund selling its more liquid investments in connection with, or having a smaller base of assets after, a repurchase offer, as the Fund nears liquidation, outflows of cash from time to time and changes in the valuation of the illiquid securities. See “—Repurchase Offers Risk” and “—Valuation Risk.” The Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Fund’s NAV and ability to make dividend distributions. The financial markets have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some investments could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time.
Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act, or that may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. For example, Rule 144A under the Securities Act provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers, such as the Fund. However, an insufficient number of qualified institutional buyers interested in purchasing the Rule 144A-eligible securities that the Fund holds could affect adversely the marketability of certain Rule 144A securities, and the Fund might be unable to dispose of such securities promptly or at reasonable prices. When registration is required to sell a security, the Fund may be obligated to pay all or part of the registration expenses and considerable time may pass before the Fund is permitted to sell a security under an effective registration statement. If adverse market conditions develop during this period, the Fund might obtain a less favorable price than the price that prevailed when the Fund decided to sell. The Fund may be unable to sell restricted and other illiquid securities at opportune times or prices.
Leverage Risk
The Fund is permitted to, and may, borrow money in an amount up to 33 1/3% of its Managed Assets (50% of its net assets). The use of leverage creates an opportunity for increased common share net investment income distributions, but also creates risks for the holders of the Shares. The Fund cannot assure you that the use of leverage, if employed, will result in a higher yield on the Shares. Any leveraging strategy the Fund employs may not be successful.
Leverage involves risks and special considerations for common shareholders, including:
•	the likelihood of greater volatility of NAV and distribution rate of the Shares than a comparable portfolio without leverage;
•
the risk that fluctuations in interest rates on borrowings and short-term debt or in the interest or dividend rates on any leverage that the Fund must pay will reduce the return to the common shareholders;

•	the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged;
•	when the Fund uses financial leverage, the investment advisory fee payable to the Advisor will be higher than if the Fund did not use leverage; and
•	leverage may increase operating costs, which may reduce total return.
Any decline in the NAV of the Fund’s investments will be borne entirely by the holders of Shares. Therefore, if the market value of the Fund’s portfolio declines, leverage will result in a greater decrease in NAV to the holders of Shares than if the Fund were not leveraged. While the Fund may from time to time consider reducing leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and NAV associated with leverage, there can be no assurances that the Fund will actually reduce leverage in the future or that any reduction, if undertaken, will benefit the holders of Shares. Changes in the future direction of interest rates are very difficult to predict accurately. If the Fund were to reduce leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in leverage would likely operate to reduce the income and/or total returns to holders of Shares relative to the circumstance where the Fund had not reduced leverage. The Fund may decide that this risk outweighs the likelihood of achieving the desired reduction to volatility in income and share price if the prediction were to turn out to be correct, and determine not to reduce leverage as described above.
The Fund may utilize leverage through investment in derivatives. See “—Strategic Transactions and Derivatives Risk.” Under Rule 18f‑4 under the Investment Company Act, among other things, the Fund must either use derivatives in a limited manner or comply with an outer limit on fund leverage risk based on value‑at‑risk. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act and the rules thereunder.
Because the Fund’s investment management fee is calculated as a percentage of the Fund’s Managed Assets, which include those assets purchased with leverage, during periods in which the Fund is using leverage, the fee paid to the Advisor will be higher than if the Fund did not use leverage.
Certain types of leverage used by the Fund may result in the Fund being subject to covenants relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the short-term corporate debt securities or Preferred Shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the Investment Company Act. The Advisor does not believe that these covenants or guidelines will impede it from managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies.
In addition to the foregoing, the use of leverage treated as indebtedness of the Fund for U.S. federal income tax purposes may reduce the amount of Fund dividends that are otherwise eligible for the dividends received deduction in the hands of corporate shareholders.
The Fund may invest in the securities of other investment companies. Such securities may also be leveraged, and will therefore be subject to the leverage risks described above. This additional leverage may in certain market conditions reduce the NAV of the Fund’s Shares and the returns to the holders of Shares.
Reverse Repurchase Agreements Risk
Reverse repurchase agreements involve the risks that the interest income earned on the investment of the proceeds will be less than the interest expense of the Fund, that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities and that the securities may not be returned to the Fund. There is no assurance that reverse repurchase agreements can be successfully employed.
Strategic Transactions and Derivatives Risk
The Fund may purchase and sell futures contracts, enter into various interest rate transactions such as swaps, caps, floors or collars, currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currency or currency futures and swap contracts (including, but not limited to, credit default swaps index products, credit default swaps, total return swaps (sometimes referred to as “contracts for difference”) and interest rate swaps) and may purchase and sell exchange-listed and over‑the‑counter (“OTC”) put and call options on securities and swap contracts, financial indices and futures contracts and use other derivative instruments or management techniques (collectively, “Strategic Transactions”). The Fund may engage in various Strategic Transactions for duration management and other risk management purposes, including to attempt to protect against possible changes in the market value of the Fund’s portfolio resulting from trends in the securities markets and changes in interest rates or to protect the Fund’s unrealized gains in the value of its portfolio securities, to facilitate the sale of portfolio securities for investment purposes, to establish a position in the securities markets as a temporary substitute for purchasing particular securities or to enhance income or gain. Derivatives are financial contracts or instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index (or relationship between two indices). The Fund also may use derivatives to add leverage to the portfolio and/or to hedge against increases in the Fund’s costs associated with any leverage strategy that it may employ. The use of Strategic Transactions to enhance current income may be particularly speculative.
Strategic Transactions involve risks. The risks associated with Strategic Transactions include (i) the imperfect correlation between the value of such instruments and the underlying assets, (ii) the possible default of the counterparty to the transaction, (iii) illiquidity of the derivative instruments, and (iv) high volatility losses caused by unanticipated market movements, which are potentially unlimited. Although both OTC and exchange-traded derivatives markets may experience a lack of liquidity, OTC non‑standardized derivative transactions are generally less liquid than exchange-traded instruments. The illiquidity of the derivatives markets may be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. In addition, daily limits on price fluctuations and speculative position limits on exchanges on which the Fund may conduct its transactions in derivative instruments may prevent prompt liquidation of positions, subjecting the Fund to the potential of greater losses. Furthermore, the Fund’s ability to successfully use Strategic Transactions depends on the Advisor’s ability to predict pertinent securities prices, interest rates, currency exchange rates and other economic factors, which cannot be assured. The use of Strategic Transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell. Additionally, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to Strategic Transactions are not otherwise available to the Fund for investment purposes. Please see the Fund’s SAI for a more detailed description of Strategic Transactions and the various derivative instruments the Fund may use and the various risks associated with them.
Exchange-traded derivatives and OTC derivative transactions submitted for clearing through a central counterparty are also subject to minimum initial and variation margin requirements set by the relevant clearinghouse, as well as possible SEC‑ or CFTC-mandated margin requirements. The CFTC and federal banking regulators also have imposed margin requirements on non‑cleared OTC derivatives, and the SEC’s non‑cleared margin requirements for security-based swaps became effective on November 1, 2021. As applicable, margin requirements may increase the overall costs for the Fund.
Many OTC derivatives are valued on the basis of dealers’ pricing of these instruments. However, the price at which dealers value a particular derivative and the price that the same dealers would actually be willing to pay for such derivative should the Fund wish or be forced to sell such position may be materially different. Such differences can result in an overstatement of the Fund’s NAV and may materially adversely affect the Fund in situations in which the Fund is required to sell derivative instruments.
While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurances that the Fund’s hedging transactions will be effective.
Derivatives may give rise to a form of leverage and may expose the Fund to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.
Direct Lending Risk
The Fund may make direct loans and engage in direct lending, which practice involves certain risks. If a loan is foreclosed, the Fund could become part owner of any collateral and would bear the costs and liabilities associated with owning and disposing of the collateral. As a result, the Fund may be exposed to losses resulting from default and foreclosure. Any costs or delays involved in the effectuation of a foreclosure of the loan or a liquidation of the underlying assets will further reduce the proceeds and thus increase the loss. There is no assurance that the Fund will correctly evaluate the value of the assets collateralizing the loan. In the event of a reorganization or liquidation proceeding relating to the borrower, the Fund may lose all or part of the amounts advanced to the borrower. There is no assurance that the protection of the Fund’s interests is adequate, including the validity or enforceability of the loan and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, there is no assurance that claims will not be asserted that might interfere with enforcement of the Fund’s rights.
There are no restrictions on the credit quality of the Fund’s loans. Loans may be deemed to have substantial vulnerability to default in payment of interest and/or principal. There can be no assurance as to the levels of defaults and/or recoveries that may be experienced on loans in which the Fund has invested. Certain of the loans in which the Fund may invest have large uncertainties or major risk exposures to adverse conditions, and may be considered to be predominantly speculative. Generally, such loans offer a higher return potential than better quality loans, but involve greater volatility of price and greater risk of loss of income and principal. The market values of certain of these loans also tend to be more sensitive to changes in economic conditions than better quality loans.
Loans to issuers operating in workout modes or under Chapter 11 of the U.S. Bankruptcy Code or the equivalent laws of member states of the European Union are, in certain circumstances, subject to certain potential liabilities that may exceed the amount of the loan. For example, under certain circumstances, lenders who have inappropriately exercised control of the management and policies of a debtor may have their claims subordinated or disallowed or may be found liable for damages suffered by parties as a result of such actions.
Various state licensing requirements could apply to the Fund with respect to investments in, or the origination and servicing of, loans and similar assets. The licensing requirements could apply depending on the location of the borrower, the location of the collateral securing the loan, or the location where the Fund or Advisor operates or has offices. In states in which it is licensed, the Fund or Advisor will be required to comply with applicable laws and regulations, including consumer protection and anti-fraud laws, which could impose restrictions on the Fund’s or Advisor’s ability to take certain actions to protect the value of its investments in such assets and impose compliance costs. Failure to comply with such laws and regulations could lead to, among other penalties, a loss of the Fund’s or Advisor’s license, which in turn could require the Fund to divest assets located in or secured by real property located in that state. These risks will also apply to issuers and entities in which the Fund invests that hold similar assets, as well as any origination company or servicer in which the Fund owns an interest.
Loan origination and servicing companies are routinely involved in legal proceedings concerning matters that arise in the ordinary course of their business. These legal proceedings range from actions involving a single plaintiff to class action lawsuits with potentially tens of thousands of class members. In addition, a number of participants in the loan origination and servicing industry (including control persons of industry participants) have been the subject of regulatory actions by state regulators, including state Attorneys General, and by the federal government. Governmental investigations, examinations or regulatory actions, or private lawsuits, including purported class action lawsuits, may adversely affect such companies’ financial results. To the extent the Fund seeks to engage in origination and/or servicing directly, or has a financial interest in, or is otherwise affiliated with, an origination or servicing company, the Fund will be subject to enhanced risks of litigation, regulatory actions and other proceedings. As a result, the Fund may be required to pay legal fees, settlement costs, damages, penalties or other charges, any or all of which could materially adversely affect the Fund and its investments.
Asset-Based Finance Risk
The Fund may invest in asset-based finance investments, which are secured by, or otherwise dependent upon, the performance of pools of loans, leases, receivables, royalties or other contractual cash flows. The value of such investments is subject to the risk that the underlying obligors will be unable or unwilling to make principal or interest payments as they come due. Asset-based finance investments are also subject to the risk that the value of the collateral securing the obligations will decline or that the Fund may be unable to realize the expected value of the collateral because of difficulties in liquidating or enforcing rights in the collateral. In addition, cash flows associated with asset-based finance investments may be affected by factors such as the creditworthiness of the servicer, changes in prepayment rates, fluctuations in interest rates, structural features of the investment, and broader economic and market conditions. These factors may reduce the Fund’s returns or result in losses.
U.S. Securities Risk
U.S. Securities generally involve lower levels of credit risk than other types of fixed income securities of similar maturities, although, as a result, the yields available from U.S. Securities are generally lower than the yields available from such other securities. Like other fixed income securities, the values of U.S. Securities change as interest rates fluctuate. The long-term sovereign credit rating of the United States has been subject to multiple downgrades in recent years. U.S. budget deficit concerns and periodic debt ceiling disputes have contributed to these rating actions and may increase the possibility of additional credit-rating downgrades. Any further downgrade to the U.S. government’s sovereign credit rating, or its perceived creditworthiness, could adversely affect U.S. and global financial markets and economic conditions and could result in significant adverse impacts on securities issuers and the Fund. The Advisor cannot predict the effects of these or similar events in the future on the U.S. economy and securities markets or on the Fund’s portfolio.
Non‑U.S. Securities Risk
The Fund may invest in Non‑U.S. Securities. Such investments involve certain risks not involved in domestic investments. Securities markets in foreign countries often are not as developed, efficient or liquid as securities markets in the United States and, therefore, the prices of Non‑U.S. Securities can be more volatile. Certain foreign countries may impose restrictions on the ability of issuers of Non‑U.S. Securities to make payments of principal and interest to investors located outside the country. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which could cause the Fund to lose money on its investments in Non‑U.S. Securities. The Fund will be subject to additional risks if it invests in Non‑U.S. Securities, which include seizure or nationalization of foreign deposits. Non‑U.S. Securities may trade on days when the Fund’s Shares are not priced or traded.
Rules adopted under the Investment Company Act permit the Fund to maintain its Non‑U.S. Securities and foreign currency in the custody of certain eligible non‑U.S. banks and securities depositories, and the Fund generally holds its Non‑U.S. Securities and foreign currency in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than for investment companies invested only in the United States.
Certain banks in foreign countries may not be eligible sub‑custodians for the Fund, which may preclude the Fund from purchasing securities in certain foreign countries in which it otherwise would invest or the Fund may incur additional costs and delays in providing transportation and custody services for such securities outside of such countries. The Fund may encounter difficulties in effecting portfolio transactions on a timely basis with respect to any securities of issuers held outside their countries.
The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes or tariffs. In addition, economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to the governments of certain countries, or the U.S. Government with respect to certain countries, prohibiting or imposing substantial restrictions through capital controls and/or sanctions on foreign investments in the capital markets or certain industries in those countries. Capital controls and/or sanctions may include the prohibition of, or restrictions on, the ability to own or transfer currency, securities, derivatives or other assets and may also include retaliatory actions of one government against another government, such as seizure of assets. Any of these actions could severely impair the Fund’s ability to purchase, sell, transfer, receive, deliver or otherwise obtain exposure to foreign securities and assets, including the ability to transfer the Fund’s assets or income back into the United States, and could negatively impact the value and/or liquidity of such assets or otherwise adversely affect the Fund’s operations, causing the Fund to decline in value.
Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non‑U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.
In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for the Advisor to completely and accurately determine a company’s financial condition.
Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on material non‑public information about that company. In addition, some countries may have legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its Non‑U.S. Securities.
Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Supervisory authorities may also be unable to apply standards which are comparable with those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks
(such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. Communications between the United States and foreign countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates in markets that still rely on physical settlement. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable for any losses incurred.
Because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise in respect of securities held by or to be transferred to the Fund. Compensation schemes may not exist or may otherwise be limited or inadequate to meet the Fund’s claims in case of such event.
While the volume of transactions effected on foreign stock exchanges has increased in recent years, it remains appreciably below that of the NYSE. Accordingly, the Fund’s Non‑U.S. Securities may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies.
A number of countries have authorized the formation of closed‑end investment companies to facilitate indirect foreign investment in their capital markets. The Investment Company Act restricts the Fund’s investment in securities of other closed‑end investment companies. This restriction on investments in securities of closed‑end investment companies may limit opportunities for the Fund to invest indirectly in certain smaller capital markets. Shares of certain closed‑end investment companies may at times be acquired only at market prices representing premiums to their NAVs. If the Fund acquires shares in closed‑end investment companies, shareholders would bear both their proportionate share of the Fund’s expenses (including investment advisory fees) and, indirectly, the expenses of such closed‑end investment companies. The Fund also may seek, at its own cost, to create its own investment entities under the laws of certain countries.
The Fund may file claims to recover withholding tax on dividend and interest income (if any) received from issuers in certain countries where such withholding tax reclaim is possible. Whether or when the Fund will receive a withholding tax refund in the future is within the control of the tax authorities in such countries. Where the Fund expects to recover withholding tax based on a continuous assessment of probability of recovery, the NAV of the Fund generally includes accruals for such tax refunds. The Fund continues to evaluate tax developments for potential impact to the probability of recovery. If the likelihood of receiving refunds materially decreases, for example due to a change in tax regulation or approach, accruals in the Fund’s NAV for such refunds may need to be written down partially or in full, which will adversely affect the Fund’s NAV. Investors in the Fund at the time an accrual is written down will bear the impact of any resulting reduction in NAV regardless of whether they were investors during the accrual period. Conversely, if the Fund receives a tax refund that has not been previously accrued, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
Emerging Markets Risk
The Fund may invest in Non‑U.S. Securities of issuers in so‑called “emerging markets.” Such investments are particularly speculative and entail all of the risks of investing in Non‑U.S. Securities but to a heightened degree. Emerging market countries generally include countries classified as emerging or developing markets by major index providers (such as MSCI or FTSE), which typically exhibit characteristics such as lower per capita income, less developed capital markets, greater political or economic instability, or less regulatory oversight relative to developed markets. Such countries may also include “frontier” markets, which are typically smaller, less liquid, and less accessible than other emerging markets. Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non‑existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. Governmental laws or restrictions applicable to such investments; (iv) national policies that may limit the Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property.
Foreign investment in certain emerging market countries may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market issuers and increase the costs and expenses of the Fund. Certain emerging market countries require governmental approval prior to investments by foreign persons in a particular issuer, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors.
Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely.
Many emerging markets have histories of political instability and abrupt changes in policies and these countries may lack the social, political and economic stability characteristic of more developed countries. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Fund’s investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests. In such a dynamic environment, there can be no assurances that any or all of these capital markets will continue to present viable investment opportunities for the Fund.
Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. Governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. Many emerging markets do not have income tax treaties with the United States, and as a result, investments by the Fund may be subject to higher withholding taxes in such countries. In addition, some countries with emerging markets may impose differential capital gains taxes on foreign investors. Foreign companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, which may significantly decrease the liquidity and value of the securities.
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost.
The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.
Frontier Markets Risk
Frontier countries generally have smaller economies or less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier countries. The economies of frontier countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the NAV of Fund’s shares. These factors make investing in frontier countries significantly riskier than in other countries and any one of them could cause the NAV of a Fund’s shares to decline.
Governments of many frontier countries in which the Fund may invest may exercise substantial influence over many aspects of the private sector. In some cases, the governments of such frontier countries may own or control certain companies. Accordingly, government actions could have a significant effect on economic conditions in a frontier country and on market conditions, prices and yields of securities in the Fund’s portfolio. Moreover, the economies of frontier countries may be heavily dependent upon international trade and, accordingly, have been and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.
Certain foreign governments in countries in which the Fund may invest levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non‑recovered portion of foreign withholding taxes will reduce the income received from investments in such countries.
From time to time, certain companies in which the Fund may invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as a company that operates in, or has dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. As an investor in such companies, the Fund will be indirectly subject to those risks.
Investment in equity securities of issuers operating in certain frontier countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in equity securities of issuers operating in certain frontier countries and increase the costs and expenses of the Fund.
Certain frontier countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain frontier countries may also restrict investment opportunities in issuers in industries deemed important to national interests.
Frontier countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors, such as the Fund. In addition, if deterioration occurs in a frontier country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Investing in local markets in frontier countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.
EMU and Redenomination Risk
Any partial or complete dissolution of the Economic and Monetary Union (the “EMU”) could have significant adverse effects on currency and financial markets, and on the values of the Fund’s portfolio investments. If one or more EMU countries were to stop using the Euro as its primary currency, the Fund’s investments in such countries may be redenominated into a different or newly adopted currency. As a result, the value of those investments could decline significantly and unpredictably. In addition, securities or other investments that are redenominated may be subject to foreign currency risk, liquidity risk and valuation risk to a greater extent than similar investments currently denominated in Euros. To the extent a currency used for redenomination purposes is not specified in respect of certain EMU‑related investments, or should the Euro cease to be used entirely, the currency in which such investments are denominated may be unclear, making such investments particularly difficult to value or dispose of. The Fund may incur additional expenses to the extent it is required to seek judicial or other clarification of the denomination or value of such securities.
Foreign Currency Risk
Because the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities held by the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Advisor may, but is not required to, elect for the Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. In addition, certain countries, particularly emerging market countries, may impose foreign currency exchange controls or other restrictions on the transferability, repatriation or convertibility of currency.
Sovereign Government and Supranational Debt Risk
Investments in sovereign debt involve special risks. Foreign governmental issuers of debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or pay interest when due. In the event of default, there may be limited or no legal recourse in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations, are of considerable significance. The ability of a foreign sovereign issuer, especially an emerging market country, to make timely payments on its debt obligations will also be strongly influenced by the sovereign issuer’s balance of payments, including export performance, its access to international credit facilities and investments, fluctuations of interest rates and the extent of its foreign reserves. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Also, there can be no assurances that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements. In addition, there is no bankruptcy proceeding with respect to sovereign debt on which a sovereign has defaulted and the Fund may be unable to collect all or any part of its investment in a particular issue. Foreign investment in certain sovereign debt is restricted or controlled to varying degrees, including requiring governmental approval for the repatriation of income, capital or proceeds of sales by foreign investors. These restrictions or controls may at times limit or preclude foreign investment in certain sovereign debt and increase the costs and expenses of the Fund.
Tax Characterization Risk
As part of its strategy, the Fund will seek to invest in select less liquid or illiquid private credit investments, generally involving corporate borrowers or asset-based collateral, that are believed to present the potential for higher yield versus some of the more liquid portions of the Fund’s portfolio. The Fund’s net assets allocated to such investments may vary over time. The amount of taxable income and the tax character of income derived from these types of investments may not be determined at the time of a distribution from the Fund and may be recharacterized on IRS Form 1099, and any increase in the amount of taxable income recognized from these transactions over the amount initially anticipated by the Fund could, among other things, increase the portion of Fund distributions that are taxable to investors as ordinary dividend income and cause the Fund to be subject to excise taxes on undistributed taxable income. Additionally, to the extent the Fund’s investments are held in a liquidating trust, shareholder distributions paid out of the liquidating trust may be reported on a Grantor Information Statement.
Yield and Ratings Risk
The yields on debt obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody’s, S&P and Fitch, which are described in Appendix A to the SAI, represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. Subsequent to its purchase by the Fund, a rated security may cease to be rated. The Advisor will consider such an event in determining whether the Fund should continue to hold the security.
Unrated Securities Risk
Because the Fund may purchase securities that are not rated by any rating organization, the Advisor may, after assessing their credit quality, internally assign ratings to certain of those securities in categories similar to those of rating organizations. Some unrated securities may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price. To the extent that the Fund invests in unrated securities, the Fund’s ability to achieve its investment objective will be more dependent on the Advisor’s credit analysis than would be the case when the Fund invests in rated securities.
Debtor‑In‑Possession (“DIP”) Financing Risk
The Fund’s participation in DIP financings is subject to risks. DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code and must be approved by the bankruptcy court. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. DIP financings are typically fully secured by a lien on the debtor’s otherwise unencumbered assets or secured by a junior lien on the debtor’s encumbered assets (so long as the loan is fully secured based on the most recent current valuation or appraisal report of the debtor). DIP financings are often required to close with certainty and in a rapid manner in order to satisfy existing creditors and to enable the issuer to emerge from bankruptcy or to avoid a bankruptcy proceeding. There is a risk that the borrower will not emerge from Chapter 11 bankruptcy proceedings and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the Fund’s only recourse will be against the property securing the DIP financing.
CDO Risk
In addition to the general risks associated with fixed income securities discussed herein, CDOs, including CLOs, carry additional risks, including: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the CDO securities are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. To the extent the Fund makes equity investments in CDOs, and depending on whether these investments are characterized as debt or equity for U.S. federal income tax purposes, these investments may raise additional U.S. federal income tax issues, including (i) those applicable to debt instruments, as described above, (ii) those applicable to a holder of an equity investment in a non‑U.S. corporation, as described above in “—Non‑U.S. Securities Risk,” and (iii) the risk of material entity-level U.S. federal income tax on income of the CDOs or CLOs that is effectively connected with a U.S. trade or business.
The credit quality of CDOs depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided. The underlying assets (e.g., loans) of CDOs are subject to prepayments, which shorten the weighted average maturity and may lower the return of CDOs. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The transaction documents relating to the issuance of CDOs may impose eligibility criteria on the assets of the issuing SPE, restrict the ability of the investment manager to trade investments and impose certain portfolio-wide asset quality requirements. These criteria, restrictions and requirements may limit the ability of the SPE’s investment manager to maximize returns on the CDOs. In addition, other parties involved in structured products, such as third party credit enhancers and investors in the rated tranches, may impose requirements that have an adverse effect on the returns of the various tranches of CDOs. Furthermore, CDO transaction documents generally contain provisions that, in the event that certain tests are not met (generally interest coverage and over-collateralization tests at varying levels in the capital structure), proceeds that would otherwise be distributed to holders of a junior tranche must be diverted to pay down the senior tranches until such tests are satisfied. Failure (or increased likelihood of failure) of a CDO to make timely payments on a particular tranche will have an adverse effect on the liquidity and market value of such tranche.
Payments to holders of CDOs may be subject to deferral. If cash flows generated by the underlying assets are insufficient to make all current and, if applicable, deferred payments on the CDOs, no other assets will be available for payment of the deficiency and, following realization of the underlying assets, the obligations of the issuer to pay such deficiency will be extinguished.
The value of CDO securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution or fund providing the credit support or enhancement. Furthermore, the leveraged nature of each subordinated class may magnify the adverse impact on such class of changes in the value of the assets, changes in the distributions on the assets, defaults and recoveries on the assets, capital gains and losses on the assets, prepayment on the assets and availability, price and interest rates of the assets. CDOs are limited recourse, may not be paid in full and may be subject to up to 100% loss.
CDOs are typically privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities; however, an active dealer market may exist which would allow such securities to be considered liquid in some circumstances.
Limited Amortization Requirements
The Fund may invest in loans that have limited mandatory amortization requirements. While these loans may obligate an issuer to repay the loan out of asset sale proceeds, with annual excess cash flow or by refinancing upon maturity, repayment requirements may be subject to substantial limitations that would allow an issuer to retain such asset sale proceeds or cash flow, thereby extending the expected weighted average life of the investment. In addition, a low level of amortization of any debt over the life of the investment may increase the risk that an issuer will not be able to repay or refinance the loans held by the Fund when it matures.
Investments in Publicly Traded Companies
The Fund’s investment portfolio may contain securities or instruments issued by publicly-held companies. Such investments may subject the Fund to risks that differ in type or degree from those involved with investments in privately-held companies. Such risks include, without limitation, greater volatility in the valuation of such companies, increased obligations to disclose information regarding such companies, limitations on the ability of the Fund to dispose of such securities or instruments at certain times, increased likelihood of shareholder litigation against such companies’ board members and increased costs associated with each of the aforementioned risks.
In addition, in respect of the Fund’s publicly traded debt investments, the Fund will not obtain financial covenants or other contractual rights, including management rights, that it might otherwise be able to obtain in making privately-negotiated investments. Moreover, the Fund may not have the same access to information in connection with investments in public securities, either when investing a potential investment or after making an investment, as compared to privately-negotiated investments. Furthermore, the Fund may be limited in its ability to make investments, and to sell existing investments, in public securities because the Advisor may be deemed to have material, nonpublic information regarding the issuers of those securities or as a result of other internal policies.
Zero Coupon Securities Risk
Zero coupon securities are securities that are sold at a discount to par value and do not pay interest during the life of the security. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Upon maturity, the holder of a zero coupon security is entitled to receive the par value of the security.
The Fund accrues income with respect to these securities for U.S. federal income tax and accounting purposes prior to the receipt of cash payments. Zero coupon securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities that pay cash interest at regular intervals.
Further, to maintain its qualification for pass-through treatment under the U.S. federal tax laws, the Fund is required to distribute income to its shareholders and, consequently, may have to dispose of other, more liquid portfolio securities under disadvantageous circumstances or may have to leverage itself by borrowing in order to generate the cash to satisfy these distributions. The required distributions may result in an increase in the Fund’s exposure to zero coupon securities.
In addition to the above-described risks, there are certain other risks related to investing in zero coupon securities. During a period of severe market conditions, the market for such securities may become even less liquid. In addition, as these securities do not pay cash interest, the Fund’s investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund’s portfolio.
Pay‑in‑Kind Bonds Risk
The Fund may invest in PIK Bonds. PIK Bonds are bonds which pay interest through the issuance of additional debt or equity securities. Similar to zero coupon obligations, pay‑in‑kind bonds also carry additional risk as holders of these types of securities realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, the Fund may obtain no return at all on its investment. The market price of pay‑in‑kind bonds is affected by interest rate changes to a greater extent, and therefore tends to be more volatile, than that of securities that pay interest in cash. Additionally, current U.S. federal income tax law requires the holder of certain pay‑in‑kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a RIC and avoid liability for U.S. federal income and excise taxes, the Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.
Senior Loans Risk
Senior Loans typically hold the most senior position in the capital structure of the issuing entity, are typically secured with specific collateral and typically have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. The Fund’s investments in Senior Loans are typically below investment grade and are considered speculative because of the credit risk of their issuer. The risks associated with Senior Loans are similar to the risks of below investment grade fixed income securities, although Senior Loans are typically senior and secured in contrast to other below investment grade fixed income securities, which are often subordinated and unsecured. See “—Below Investment Grade Securities Risk.” Senior Loans’ higher standing has historically resulted in generally higher recoveries in the event of a corporate reorganization. In addition, because their interest payments are typically adjusted for changes in short-term interest rates, investments in Senior Loans generally have less interest rate risk than other below investment grade fixed income securities, which may have fixed interest rates.
There is less readily available, reliable information about most Senior Loans than is the case for many other types of securities. In addition, there is no minimum rating or other independent evaluation of a Borrower or its securities limiting the Fund’s investments, and the Advisor relies primarily on its own evaluation of a Borrower’s credit quality rather than on any available independent sources. As a result, the Fund is particularly dependent on the analytical ability of the Advisor.
The Fund may invest in Senior Loans rated below investment grade, which are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the Fund’s NAV and income distributions. An economic downturn generally leads to a higher non‑payment rate and a Senior Loan may lose significant value before a default occurs. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the Senior Loan’s value.
No active trading market may exist for certain Senior Loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a Senior Loan and may make it difficult to value Senior Loans. Adverse market conditions may impair the liquidity of some actively traded Senior Loans, meaning that the Fund may not be able to sell them quickly at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Illiquid investments are also difficult to value.
Although the Senior Loans in which the Fund may invest generally will be secured by specific collateral, there can be no assurances that liquidation of such collateral would satisfy the Borrower’s obligation in the event of non‑payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a Borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. If the terms of a Senior Loan do not require the Borrower to pledge additional collateral in the event of a decline in the value of the already pledged collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the Borrower’s obligations under the Senior Loans. To the extent that a Senior Loan is collateralized by stock in the Borrower or its subsidiaries, such stock may lose all of its value in the event of the bankruptcy of the Borrower. Uncollateralized Senior Loans involve a greater risk of loss. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the Senior Loans to presently existing or future indebtedness of the Borrower or take other action detrimental to lenders, including the Fund. Such court action could under certain circumstances include invalidation of Senior Loans.
Senior Loans are subject to legislative risk. If legislation or state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of Senior Loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain Borrowers. This would increase the risk of default. If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of Senior Loans that are considered highly levered transactions. Such sales could result in prices that, in the opinion of the Advisor, do not represent fair value. If the Fund attempts to sell a Senior Loan at a time when a financial institution is engaging in such a sale, the price the Fund could receive for the Senior Loan may be adversely affected.
The Fund may acquire Senior Loan assignments or participations. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and, in any event, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement against the Borrower and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the Borrower and the institution selling the participation.
The Fund’s investments in Senior Loans may be subject to lender liability risk. Lender liability refers to a variety of legal theories generally founded on the premise that a lender has violated a duty of good faith, commercial reasonableness and fair dealing or a similar duty owed to the Borrower, or has assumed an excessive degree of control over the Borrower resulting in the creation of a fiduciary duty owed to the Borrower or its other creditors or shareholders. Because of the nature of its investments, the Fund may be subject to allegations of lender liability. In addition, under common law principles that in some cases form the basis for lender liability claims, a court may elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors.
Second Lien Loans Risk
Second Lien Loans generally are subject to similar risks as those associated with investments in Senior Loans. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the Borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid. Second Lien Loans share the same risks as other below investment grade securities.
Mezzanine Investments Risk
Mezzanine securities generally are rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non‑investment grade bonds. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer’s capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to the additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled obligation after giving effect to any senior obligations of the related borrower. Mezzanine securities are also expected to be a highly illiquid investment. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.
Corporate Loans Risk
Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as SOFR or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain corporate loans may be less developed than the secondary market for bonds and notes, the Fund may experience difficulties in selling its corporate loans. Transactions in corporate loans may settle on a delayed basis. As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet the Fund’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold additional cash, sell investments or temporarily borrow from banks and other lenders. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. Failure by the syndicate agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. By investing in a corporate loan, the Fund may become a member of the syndicate.
The market for corporate loans may be subject to irregular trading activity and wide bid/ask spreads.
The corporate loans in which the Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit the Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.
Risks of Loan Assignments and Participations
As the purchaser of an assignment, the Fund typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. Because assignments may be arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could become part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Fund may be required to pass along to a purchaser that buys a loan from the Fund by way of assignment a portion of any fees to which the Fund is entitled under the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set‑off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set‑off between the lender and the borrower.
Reference Rate Replacement Risk
The London Interbank Offered Rate (“LIBOR”) had historically been used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. Instruments in which the Fund invests may have historically paid interest at floating rates based on LIBOR or may have been subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests may have also historically obtained financing at floating rates based on LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants as a result of benchmark reforms, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these alternative rates are continuing to develop (e.g., SOFR for USD‑LIBOR). While the transition from LIBOR has gone relatively smoothly, residual risks associated with the transition may remain that may impact markets or particular investments and, as such, the full impact of the transition on the Fund or the financial instruments in which the Fund invests cannot yet be fully determined.
SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It is a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR is intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a relatively limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future may bear little or no relation to historical levels of SOFR, LIBOR or other rates. There can also be no assurance that SOFR will not be discontinued or fundamentally altered in a manner that is materially adverse to the interests of the Fund.
In addition, interest rates or other types of rates and indices which are classified as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union (“EU”) regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom (“UK”) law by virtue of the EU (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.
Trade Claims Risk
Trade claims are typically unsecured and may be subordinated to other unsecured obligations of a debtor, and generally are subject to defenses of the debtor with respect to the underlying transaction giving rise to the trade claim. Trade claims are subject to risks not generally associated with standardized securities and instruments due to the idiosyncratic nature of the claims purchased. These risks include the risk that the debtor may contest the allowance of the claim due to disputes the debtor has with the original claimant or the inequitable conduct of the original claimant, or due to administrative errors in connection with the transfer of the claim. Recovery on allowed trade claims may also be impaired if the anticipated dividend payable on unsecured claims in the bankruptcy is not realized or if the timing of the bankruptcy distribution is delayed. As a result of the foregoing factors, trade claims are also subject to the risk that if the Fund does receive payment, it may be in an amount less than what the Fund paid for or otherwise expects to receive in respect of the claim.
In addition, because they are not negotiable instruments, trade claims are typically less liquid than negotiable instruments. Given these factors, trade claims often trade at a discount to other pari passu instruments.
Insolvency of Issuers of Indebtedness Risk
Various laws enacted for the protection of creditors may apply to indebtedness in which the Fund invests. The information in this and the following paragraph is applicable with respect to U.S. issuers subject to U.S. federal bankruptcy law. Insolvency considerations may differ with respect to other issuers. If, in a lawsuit brought by an unpaid creditor or representative of creditors of an issuer of indebtedness, a court were to find that the issuer did not receive fair consideration or reasonably equivalent value for incurring the indebtedness and that, after giving effect to such indebtedness, the issuer (i) was insolvent, (ii) was engaged in a business for which the remaining assets of such issuer constituted unreasonably small capital or (iii) intended to incur, or believed that it would incur, debts beyond its ability to pay such debts as they mature, such court could determine to invalidate, in whole or in part, such indebtedness as a fraudulent conveyance, to subordinate such indebtedness to existing or future creditors of such issuer, or to recover amounts previously paid by such issuer in satisfaction of such indebtedness. The measure of insolvency for purposes of the foregoing will vary. Generally, an issuer would be considered insolvent at a particular time if the sum of its debts was then greater than all of its property at a fair valuation, or if the present fair saleable value of its assets was then less than the amount that would be required to pay its probable liabilities on its existing debts as they became absolute and matured. There can be no assurances as to what standard a court would apply in order to determine whether the issuer was “insolvent” after giving effect to the incurrence of the indebtedness in which the Fund invested or that, regardless of the method of valuation, a court would not determine that the issuer was “insolvent” upon giving effect to such incurrence. In addition, in the event of the insolvency of an issuer of indebtedness in which the Fund invests, payments made on such indebtedness could be subject to avoidance as a “preference” if made within a certain period of time (which may be as long as one year) before insolvency.
The Fund does not anticipate that it will engage in conduct that would form the basis for a successful cause of action based upon fraudulent conveyance, preference or subordination. There can be no assurances, however, as to whether any lending institution or other party from which the Fund may acquire such indebtedness engaged in any such conduct (or any other conduct that would subject such indebtedness and the Fund to insolvency laws) and, if it did, as to whether such creditor claims could be asserted in a U.S. court (or in the courts of any other country) against the Fund.
Indebtedness consisting of obligations of non‑U.S. issuers may be subject to various laws enacted in the countries of their issuance for the protection of creditors. These insolvency considerations will differ depending on the country in which each issuer is located or domiciled and may differ depending on whether the issuer is a non‑sovereign or a sovereign entity.
Mortgage Related Securities Risks
Investing in MBS entails various risks. MBS represent an interest in a pool of mortgages. The risks associated with MBS include: credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; risks associated with their structure and execution (including the collateral, the process by which principal and interest payments are allocated and distributed to investors and how credit losses affect issuing vehicles and the return to investors in such MBS); whether the collateral represents a fixed set of specific assets or accounts, whether the underlying collateral assets are revolving or closed‑end, under what terms (including maturity of the MBS) any remaining balance in the accounts may revert to the issuing entity and the extent to which the entity that is the actual source of the collateral assets is obligated to provide support to the issuing vehicle or to the investors in such MBS; risks associated with the servicer of the underlying mortgages; adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on MBS secured by loans on certain types of commercial properties than on those secured by loans on residential properties; prepayment risk, which can lead to significant fluctuations in the value of the MBS; loss of all or part of the premium, if any, paid; and decline in the market value of the security, whether resulting from changes in interest rates, prepayments on the underlying mortgage collateral or perceptions of the credit risk associated with the underlying mortgage collateral. In addition, the Fund’s level of investment in MBS of a particular type or in MBS issued or guaranteed by affiliated obligors, serviced by the same servicer or backed by underlying collateral located in a specific geographic region, may subject the Fund to additional risk. To the extent the Fund invests in junior tranches of MBS, it will be subject to additional risks, including the risk that proceeds that would otherwise be distributed to the Fund may be diverted to pay down more senior tranches.
When market interest rates decline, more mortgages are refinanced and the securities are paid off earlier than expected. Prepayments may also occur on a scheduled basis or due to foreclosure. During such periods, the reinvestment of prepayment proceeds by the Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. When market interest rates increase, the market values of MBS decline. At the same time, however, mortgage refinancings and prepayments slow, lengthening the effective maturities of these securities. As a result, the negative effect of the rate increase on the market value of MBS is usually more pronounced than it is for other types of fixed income securities. Moreover, the relationship between borrower prepayments and changes in interest rates may mean some high-yielding mortgage related and other ABS have less potential for increases in value if market interest rates were to fall than conventional bonds with comparable maturities.
In general, losses on a mortgaged property securing a mortgage loan included in a securitization will be borne first by the equity holder of the property, then by a cash reserve fund or letter of credit, if any, then by the holder of a mezzanine loan or B‑Note, if any, then by the “first loss” subordinated security holder (generally, the “B‑Piece” buyer) and then by the holder of a higher rated security. The Fund could invest in any class of security included in a securitization. In the event of default and the exhaustion of any equity support, reserve fund, letter of credit, mezzanine loans or B‑Notes, and any classes of securities junior to those in which the Fund invests, the Fund will not be able to recover all of its investment in the MBS it purchases. MBS in which the Fund invests may not contain reserve funds, letters of credit, mezzanine loans and/or junior classes of securities. The prices of lower credit quality securities are generally less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual issuer developments.
MBS generally are classified as either RMBS or CMBS, each of which are subject to certain specific risks as further described below.
RMBS Risks. RMBS are securities the payments on which depend primarily on the cash flow from residential mortgage loans made to borrowers that are secured by residential real estate. Non‑agency residential mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan secured by residential property is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Agency RMBS Risks. MBS issued by FNMA or FHLMC are guaranteed as to timely payment of principal and interest by FNMA or FHLMC, but are not backed by the full faith and credit of the U.S. Government. In 2008, the FHFA placed FNMA and FHLMC into conservatorship. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its MBS. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into an agreement with each of FNMA and FHLMC that contains various covenants that severely limit each enterprise’s operations. There is no assurance that the obligations of such entities will be satisfied in full, or that such obligations will not decrease in value or default.
Non‑Agency RMBS Risks. Non‑agency RMBS are securities issued by non‑governmental issuers. Non‑agency RMBS have no direct or indirect government guarantees of payment and are subject to various risks as described herein.
Borrower Credit Risk. Credit-related risk on RMBS arises from losses due to delinquencies and defaults by the borrowers in payments on the underlying mortgage loans and breaches by originators and servicers of their obligations under the underlying documentation pursuant to which the RMBS are issued. Non‑agency residential mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The rate of delinquencies and defaults on residential mortgage loans and the aggregate amount of the resulting losses will be affected by a number of factors, including general economic conditions, particularly those in the area where the related mortgaged property is located, the level of the borrower’s equity in the mortgaged property and the individual financial circumstances of the borrower. If a residential mortgage loan is in default, foreclosure on the related residential property may be a lengthy and difficult process involving significant legal and other expenses. The net proceeds obtained by the holder on a residential mortgage loan following the foreclosure on the related property may be less than the total amount that remains due on the loan. The prospect of incurring a loss upon the foreclosure of the related property may lead the holder of the residential mortgage loan to restructure the residential mortgage loan or otherwise delay the foreclosure process.
Legal Risks. Legal risks associated with RMBS can arise as a result of the procedures followed in connection with the origination of the mortgage loans or the servicing thereof, which may be subject to various federal and state laws (including, without limitation, predatory lending laws, the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and regulations promulgated thereunder by the Consumer Financial Protection Bureau (“CFPB”)), public policies and principles of equity that regulate interest rates and other charges, require certain disclosures, require licensing of originators, prohibit discriminatory lending practices, regulate the use of consumer credit information and debt collection practices and may limit the servicer’s ability to collect all or part of the principal of or interest on a residential mortgage loan, entitle the borrower to a refund of amounts previously paid by it or subject the servicer to damages and sanctions. Specifically, provisions of federal predatory lending laws, such as the federal Truth‑in‑Lending Act (as supplemented by the Home Ownership and Equity Protection Act of 1994 and amended by the Dodd-Frank Act) and Regulation Z, as implemented and enforced by the CFPB, and various state predatory lending laws provide that a purchaser or assignee of specified types of residential mortgage loans (including an issuer of RMBS) may be held liable for violations by the originator of such mortgage loans. In addition, the Dodd-Frank Act’s ability‑to‑repay requirements require creditors to make a reasonable, good faith determination that a borrower has the ability to repay a residential mortgage loan, and violations of these requirements may be asserted by a borrower as a defense to foreclosure without time limitation. Under such assignee liability provisions, a borrower is generally given the right to assert against a purchaser of its mortgage loan any affirmative claims and defenses to payment that such borrower could assert against the originator of the loan or, where applicable, the home improvement contractor that arranged the loan. Liability under such assignee liability provisions could, therefore, result in a disruption of cash flows allocated to the holders of RMBS where either the issuer of such RMBS is liable for damages or is unable to enforce payment by the borrower.
In most but not all cases, the amount recoverable against a purchaser or assignee under such assignee liability provisions is limited to amounts previously paid and still owed by the borrower. However, for violations of the ability‑to‑repay requirements, special statutory damages equal to the sum of all finance charges and fees paid by the consumer may be available. Moreover, sellers of residential mortgage loans to an issuer of RMBS typically represent that the loans have been originated in accordance with all applicable laws and in the event such representation is breached, the seller typically must repurchase the offending loan. Notwithstanding these protections, an issuer of RMBS may be exposed to an unquantifiable amount of potential assignee liability because, in the event a predatory lending law does not prohibit class action lawsuits, it is possible that an issuer of RMBS could be liable for damages for more than the original principal amount of the offending loans held by it. In such circumstances the issuer of RMBS may be forced to seek contribution from other parties, who may no longer exist or have adequate funds available to fund such contribution.
In addition, structural and legal risks of RMBS include the possibility that, in a bankruptcy or similar proceeding involving the originator or the servicer (often the same entity or affiliates), the assets of the issuer could be treated as never having been truly sold by the originator to the issuer and could be substantively consolidated with those of the originator, or the transfer of such assets to the issuer could be voided as a fraudulent transfer. Challenges based on such doctrines could result also in cash flow delays and losses on the related issue of RMBS.
Mortgage Loan Market Risk. The residential mortgage market in the United States has historically experienced periods of difficulties that have adversely affected the performance and market value of certain mortgages and mortgage-related securities, most notably during the 2007-2008 financial crisis. Delinquencies and losses on residential mortgage loans (especially sub‑prime and second lien mortgage loans)increased significantly during the financial crisis and declines in or flattening of housing values in many housing markets can exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgages (“ARMs”) are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates.
At any one time, a portfolio of RMBS may be backed by residential mortgage loans that are highly concentrated in only a few states or regions. As a result, the performance of such residential mortgage loans may be more susceptible to a downturn in the economy, including in particular industries that are highly represented in such states or regions, natural calamities and other adverse conditions affecting such areas.
Another factor that may contribute to higher delinquency and default rates is the increase in monthly payments on ARMs. Any increase in prevailing market interest rates may result in increased payments for borrowers who have ARMs. Moreover, with respect to hybrid mortgage loans (which are mortgage loans combining fixed and adjustable rate features) after their initial fixed rate period or other adjustable-rate mortgage loans, interest-only products or products having a lower rate, and with respect to mortgage loans with a negative amortization feature which reach their negative amortization cap, borrowers may experience a substantial increase in their monthly payment even without an increase in prevailing market interest rates. Increases in payments for borrowers may result in increased rates of delinquencies and defaults on residential mortgage loans underlying the non‑agency RMBS. In addition, adjustable rate mortgage loans that reference LIBOR have transitioned or are transitioning to alternative reference rates, such as SOFR. This transition may result in changes to the interest rates applicable to such mortgage loans and may affect the performance of RMBS backed by such loans.
As a result of concerns about increases in delinquencies and defaults on residential mortgage loans (particularly on sub‑prime and adjustable-rate mortgage loans) and as a result of concerns about the financial strength of originators and servicers and their ability to perform their obligations with respect to non‑agency RMBS, there may be an adverse change in the market sentiments of investors about the market values and volatility and the degree of risk of non‑agency RMBS generally. Some or all of the underlying residential mortgage loans in an issue of non‑agency RMBS may have balloon payments due on their respective maturity dates. Balloon residential mortgage loans involve a greater risk to a lender than fully amortizing loans, because the ability of a borrower to pay such amount will normally depend on its ability to obtain refinancing of the related mortgage loan or sell the related mortgaged property at a price sufficient to permit the borrower to make the balloon payment, which will depend on a number of factors prevailing at the time such refinancing or sale is required, including, without limitation, the strength of the local or national residential real estate markets, interest rates and general economic conditions and the financial condition of the borrower. If borrowers are unable to make such balloon payments, the related issue of non‑agency RMBS may experience losses.
The Fund may acquire RMBS backed by collateral pools of mortgage loans that have been originated using underwriting standards that are less restrictive than those used in underwriting “prime mortgage loans” and “Alt‑A mortgage loans.” These lower standards include mortgage loans made to borrowers having imperfect or impaired credit histories, mortgage loans where the amount of the loan at origination is 80% or more of the value of the mortgage property, mortgage loans made to borrowers with low credit scores, mortgage loans made to borrowers who have other debt that represents a large portion of their income and mortgage loans made to borrowers whose income is not required to be disclosed or verified and are commonly referred to as “sub‑prime” mortgage loans. Although new issuances of sub‑prime and similar non‑qualified mortgage loans have declined significantly since the 2008 financial crisis due to regulatory reforms (including the Dodd-Frank Act’s ability‑to‑repay requirements), the Fund may hold legacy securities backed by such loans. Sub‑prime mortgage loans have historically experienced increased rates of delinquency, foreclosure, bankruptcy and loss, and they are likely to continue to experience delinquency, foreclosure, bankruptcy and loss rates that are higher, and that may be substantially higher, than those experienced by mortgage loans underwritten in a more traditional manner.
Economic downturns, periods of high unemployment, or other adverse macroeconomic conditions could increase the incidence of mortgage delinquencies and foreclosures, which could adversely affect the value of any RMBS owned by the Fund. In addition, government programs such as foreclosure moratoria or forbearance programs (such as those implemented during the COVID‑19 pandemic) may affect the timing and amount of payments on mortgage loans underlying RMBS.
CMBS Risks. CMBS are, generally, securities backed by obligations (including certificates of participation in obligations) that are principally secured by mortgages on real property or interests therein having a multifamily or commercial use, such as regional malls, other retail space, office buildings, industrial or warehouse properties, hotels, nursing homes and senior living centers. The market for CMBS developed more recently and, in terms of total outstanding principal amount of issues, is relatively small compared to the market for single-family RMBS.
CMBS are subject to particular risks, including lack of standardized terms, shorter maturities than residential mortgage loans and payment of all or substantially all of the principal only at maturity rather than regular amortization of principal. Additional risks may be presented by the type and use of a particular commercial property. Special risks are presented by hospitals, nursing homes, hospitality properties and certain other property types. Commercial property values and net operating income are subject to volatility, which may result in net operating income becoming insufficient to cover debt service on the related mortgage loan. The repayment of loans secured by income-producing properties is typically dependent upon the successful operation of the related real estate project rather than upon the liquidation value of the underlying real estate. Furthermore, the net operating income from and value of any commercial property is subject to various risks, including changes in general or local economic conditions and/or specific industry segments; the solvency of the related tenants; declines in real estate values; declines in rental or occupancy rates; increases in interest rates, real estate tax rates and other operating expenses; changes in governmental rules, regulations and fiscal policies; acts of God; new and ongoing epidemics and pandemics of infectious diseases and other global health events; natural/environmental disasters; terrorist threats and attacks and social unrest and civil disturbances. Consequently, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on MBS secured by loans on commercial properties than on those secured by loans on residential properties. In addition, commercial lending generally is viewed as exposing the lender to a greater risk of loss than one‑ to four- family residential lending. Commercial lending, for example, typically involves larger loans to single borrowers or groups of related borrowers than residential one‑ to four- family mortgage loans. In addition, the repayment of loans secured by income producing properties typically is dependent upon the successful operation of the related real estate project and the cash flow generated therefrom.
The exercise of remedies and successful realization of liquidation proceeds relating to CMBS is also highly dependent on the performance of the servicer or special servicer. In many cases, overall control over the special servicing of related underlying mortgage loans will be held by a “directing certificateholder” or a “controlling class representative,” which is appointed by the holders of the most subordinate class of CMBS in such series. The Fund may not have the right to appoint the directing certificateholder. In connection with the servicing of the specially serviced mortgage loans, the related special servicer may, at the direction of the directing certificateholder, take actions with respect to the specially serviced mortgage loans that could adversely affect the Fund’s interests. There may be a limited number of special servicers available, particularly those that do not have conflicts of interest.
The Fund may invest in subordinated CMBS issued or sponsored by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non‑governmental issuers. Subordinated CMBS have no governmental guarantee and are subordinated in some manner as to the payment of principal and/or interest to the holders of more senior CMBS arising out of the same pool of mortgages. Subordinated CMBS are often referred to as “B‑Pieces.” The holders of subordinated CMBS typically are compensated with a higher stated yield than are the holders of more senior CMBS. On the other hand, subordinated CMBS typically subject the holder to greater risk than senior CMBS and tend to be rated in a lower rating category (frequently a substantially lower rating category) than the senior CMBS issued in respect of the same mortgage pool. Subordinated CMBS generally are likely to be more sensitive to changes in prepayment and interest rates and the market for such securities may be less liquid than is the case for traditional income securities and senior CMBS.
CMO Risk. There are certain risks associated specifically with CMOs. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. The average life of a CMO is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. Actual future results may vary from these estimates, particularly during periods of extreme market volatility. Further, under certain market conditions, such as those that occurred during the recent downturn in the mortgage markets, the weighted average life of certain CMOs may not accurately reflect the price volatility of such securities. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of CMOs may fluctuate to a greater extent than would be expected from interest rate movements alone. CMOs issued by private entities are not obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payments when due, the holder could sustain a loss.
Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs. Many inverse floating rate CMOs have coupons that move inversely to a multiple of an index. The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage factor. Inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal. The market for inverse floating rate CMOs with highly leveraged characteristics at times may be very thin. The Fund’s ability to dispose of its positions in such securities will depend on the degree of liquidity in the markets for such securities. It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity.
The Fund may also invest in real estate mortgage investment conduits, which are CMOs that qualify for special tax treatment under the Code and invest in certain mortgages principally secured by interests in real property and other permitted investments.
Credit Risk Associated With Originators and Servicers of Mortgage Loans. A number of originators and servicers of residential and commercial mortgage loans, including some of the largest originators and servicers in the residential and commercial mortgage loan market, have experienced serious financial difficulties, including some that are now or were subject to federal insolvency proceedings. These difficulties have resulted from many factors, including increased competition among originators for borrowers, decreased originations by such originators of mortgage loans and increased delinquencies and defaults on such mortgage loans, as well as from increases in claims for repurchases of mortgage loans previously sold by them under agreements that require repurchase in the event of breaches of representations regarding loan quality and characteristics. Such difficulties may affect the performance of MBS backed by mortgage loans. Furthermore, the inability of the originator to repurchase such mortgage loans in the event of loan representation breaches or the servicer to repurchase such mortgage loans upon a breach of its servicing obligations also may affect the performance of related MBS. Delinquencies and losses on, and, in some cases, claims for repurchase by the originator of, mortgage loans originated by some mortgage lenders have increased as a result of inadequate underwriting procedures and policies, including inadequate due diligence, failure to comply with predatory and other lending laws and, particularly in the case of any “no documentation” or “limited documentation” mortgage loans that may support non‑agency RMBS, inadequate verification of income and employment history. Delinquencies and losses on, and claims for repurchase of, mortgage loans originated by some mortgage lenders have also resulted from fraudulent activities of borrowers, lenders, appraisers, and other residential mortgage industry participants such as mortgage brokers, including misstatements of income and employment history, identity theft and overstatements of the appraised value of mortgaged properties. Many of these originators and servicers are highly leveraged. These difficulties may also increase the chances that these entities may default on their warehousing or other credit lines or become insolvent or bankrupt and thereby increase the likelihood that repurchase obligations will not be fulfilled and the potential for loss to holders of non‑agency MBS and subordinated security holders.
The servicers of non‑agency MBS are often the same entities as, or affiliates of, the originators of these mortgage loans. Accordingly, the financial risks relating to originators of MBS described immediately above also may affect the servicing of MBS. In the case of such servicers, and other servicers, financial difficulties may have a negative effect on the ability of servicers to pursue collection on mortgage loans that are experiencing increased delinquencies and defaults and to maximize recoveries on sale of underlying properties following foreclosure.
Mortgage loan servicers are subject to extensive federal and state regulation. The CFPB has promulgated regulations under the Real Estate Settlement Procedures Act (Regulation X) and the Truth in Lending Act (Regulation Z) that impose detailed requirements on mortgage servicers regarding, among other things, error resolution, requests for information, force-placed insurance, general servicing policies and procedures, early intervention with delinquent borrowers, continuity of contact, loss mitigation procedures, and restrictions on foreclosure. Servicer failures to comply with these requirements may result in enforcement actions, litigation, and operational disruptions that could affect the performance of related MBS.
MBS typically provide that the servicer is required to make advances in respect of delinquent mortgage loans. However, servicers experiencing financial difficulties may not be able to perform these obligations or obligations that they may have to other parties of transactions involving these securities. Such difficulties may cause servicers to default under their financing arrangements. In certain cases, such entities may be forced to seek bankruptcy protection. Due to the application of the provisions of bankruptcy law, servicers who have sought bankruptcy protection may not be required to advance such amounts. Even if a servicer were able to advance amounts in respect of delinquent mortgage loans, its obligation to make such advances may be limited to the extent that it does not expect to recover such advances due to the deteriorating credit of the delinquent mortgage loans or declining value of the related mortgaged properties. Moreover, servicers may overadvance against a particular mortgage loan or charge too many costs of resolution or foreclosure of a mortgage loan to a securitization, which could increase the potential losses to holders of MBS. In such transactions, a servicer’s obligation to make such advances may also be limited to the amount of its servicing fee. In addition, if an issue of MBS provides for interest on advances made by the servicer, in the event that foreclosure proceeds or payments by borrowers are not sufficient to cover such interest, such interest will be paid to the servicer from available collections or other mortgage income, thereby reducing distributions made on the MBS and, in the case of senior-subordinated MBS described below, first from distributions that would otherwise be made on the most subordinated MBS of such issue. Any such financial difficulties may increase the possibility of a servicer termination and the need for a transfer of servicing and any such liabilities or inability to assess such liabilities may increase the difficulties and costs in affecting such transfer and the potential loss, through the allocation of such increased cost of such transfer, to subordinated security holders.
There can be no assurance that originators and servicers of mortgage loans will not experience serious financial difficulties, including becoming subject to bankruptcy or insolvency proceedings, or that underwriting procedures and policies and protections against fraud will be sufficient to prevent such financial difficulties or significant levels of default or delinquency on mortgage loans. Past performance of mortgage loans and related MBS is not a reliable indicator of future performance.
In some cases, servicers of MBS have been the subject of legal proceedings involving the origination and/or servicing practices of such servicers. Large groups of private litigants and states’ attorneys general have brought such proceedings. Because of the large volume of mortgage loans originated and serviced by such servicers, such litigation can cause heightened financial strain on servicers. In other cases, origination and servicing practices may cause or contribute to such strain, because of representation and warranty repurchase liability arising in MBS and mortgage loan sale transactions. Any such financial strain could cause servicers to service below required standards, causing delinquencies and losses in any related MBS transaction to rise, and in extreme cases could cause the servicer to seek the protection of any applicable bankruptcy or insolvency law. In any such proceeding, it is unclear whether the fees that the servicer charges in such transactions would be sufficient to permit that servicer or a successor servicer to service the mortgage loans in such transaction adequately. If such fees had to be increased, it is likely that the most subordinated security holders in such transactions would be effectively required to pay such increased fees. Finally, these entities may be the subject of laws designed to protect consumers from defaulting on their mortgage loans. Such laws may have an adverse effect on the cash flows paid under such MBS.
Federal and state regulators, including the CFPB, continue to exercise oversight over mortgage originators and servicers. Enforcement actions, consent orders, or changes in regulatory requirements may affect the operations, financial condition, and servicing practices of these entities, which in turn may affect the performance of related MBS.
Adjustable Rate Mortgage Risk. ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, many ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is used to reduce the then-outstanding principal balance of the ARM.
In addition, certain ARMs may provide for an initial fixed, below-market or “teaser” interest rate. During this initial fixed rate period, the payment due from the related mortgagor may be less than that of a traditional loan. However, after the “teaser” rate expires, the monthly payment required to be made by the mortgagor may increase dramatically when the interest rate on the mortgage loan adjusts. This increased burden on the mortgagor may increase the risk of delinquency or default on the mortgage loan and in turn, losses on the MBS into which that loan has been bundled. This risk may be increased as increases in prevailing market interest rates may result in increased payments for borrowers with ARMs.
Many ARMs historically referenced LIBOR as the applicable index for determining interest rate adjustments. Following the cessation of LIBOR, these ARMs have transitioned or are transitioning to alternative reference rates such as SOFR. The transition to SOFR or other alternative reference rates may result in interest rate adjustments that differ from those that would have occurred under LIBOR, which could affect borrower payments, prepayment rates, and the performance of MBS backed by such loans. In addition, any ambiguity or disputes regarding the application of fallback provisions in legacy ARMs could result in litigation or other adverse consequences.
Stripped MBS Risk. Stripped MBS may be subject to additional risks. One type of stripped MBS pays to one class all of the interest from the mortgage assets (the “IO class”), while the other class will receive all of the principal (the “PO class”). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets and a rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity from these securities. If the assets underlying the IO class experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully, or at all, its initial investment in these securities. Conversely, PO class securities tend to decline in value if prepayments are slower than anticipated.
Additional Risks of Mortgage Related Securities. Additional risks associated with investments in MBS include:
Interest Rate Risk. In addition to the interest rate risks described above, certain MBS may be subject to additional risks as the rate of interest payable on certain MBS may be set or effectively capped at the weighted average net coupon of the underlying mortgage loans themselves, often referred to as an “available funds cap.” As a result of this cap, the return to the holder of such MBS is dependent on the relative timing and rate of delinquencies and prepayments of mortgage loans bearing a higher rate of interest. In general, early prepayments will have a greater negative impact on the yield to the holder of such MBS.
Structural Risk. Because MBS generally are ownership or participation interests in pools of mortgage loans secured by a pool of properties underlying the mortgage loan pool, the MBS are entitled to payments provided for in the underlying agreement only when and if funds are generated by the underlying mortgage loan pool. This likelihood of the return of interest and principal may be assessed as a credit matter. However, the holders of MBS do not have the legal status of secured creditors, and cannot accelerate a claim for payment on their securities, or force a sale of the mortgage loan pool in the event that insufficient funds exist to pay such amounts on any date designated for such payment. The holders of MBS do not typically have any right to remove a servicer solely as a result of a failure of the mortgage pool to perform as expected.
Subordination Risk. MBS may be subordinated to one or more other senior classes of securities of the same series for purposes of, among other things, offsetting losses and other shortfalls with respect to the related underlying mortgage loans. For example, in the case of certain MBS, no distributions of principal will generally be made with respect to any class until the aggregate principal balances of the corresponding senior classes of securities have been reduced to zero. As a result, MBS may be more sensitive to risk of loss, writedowns, the non‑fulfillment of repurchase obligations, overadvancing on a pool of loans and the costs of transferring servicing than senior classes of securities.
Prepayment, Extension and Redemption Risks. MBS may reflect an interest in monthly payments made by the borrowers who receive the underlying mortgage loans. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and historically have paid them off sooner. When a prepayment happens, a portion of the MBS which represents an interest in the underlying mortgage loan will be prepaid. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, a portion of the Fund’s higher yielding securities are likely to be redeemed and the Fund will probably be unable to replace them with securities having as great a yield. In addition to reductions in the level of market interest rates and the prepayment provisions of the mortgage loans, repayments on the residential mortgage loans underlying an issue of RMBS may also be affected by a variety of economic, geographic and other factors, including the size difference between the interest rates on the underlying residential mortgage loans (giving consideration to the cost of refinancing) and prevailing mortgage rates and the availability of refinancing. Prepayments can result in lower yields to shareholders. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of MBS. This is known as prepayment risk.
Except in the case of certain types of RMBS, the mortgage loans underlying RMBS generally do not contain prepayment penalties and a reduction in market interest rates will increase the likelihood of prepayments on the related RMBS. In the case of certain home equity loan securities and certain types of RMBS, even though the underlying mortgage loans often contain prepayment premiums, such prepayment premiums may not be sufficient to discourage borrowers from prepaying their mortgage loans in the event of a reduction in market interest rates, resulting in a reduction in the yield to maturity for holders of the related RMBS. RMBS typically contain provisions that require repurchase of mortgage loans by the originator or other seller in the event of a breach of a representation or warranty regarding loan quality and characteristics of such loan. Any repurchase of a mortgage loan as a result of a breach has the same effect on the yield received on the related issue of RMBS as a prepayment of such mortgage loan. Any increase in breaches of representations and the consequent repurchases of mortgage loans that result from inadequate underwriting procedures and policies and protections against fraud will have the same effect on the yield on the related RMBS as an increase in prepayment rates.
Risk of prepayment may be reduced for commercial real estate property loans containing significant prepayment penalties or prohibitions on principal payments for a period of time following origination.
MBS also are subject to extension risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short or intermediate term into a long-term security. The values of long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities.
In addition, MBS may be subject to redemption at the option of the issuer. If a MBS held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem or “pay‑off” the security, which could have an adverse effect on the Fund’s ability to achieve its investment objective.
Spread Widening Risk. The prices of MBS may decline substantially, for reasons that may not be attributable to any of the other risks described in this prospectus and the SAI. In particular, purchasing assets at what may appear to be “undervalued” levels is no guarantee that these assets will not be trading at even more “undervalued” levels at a time of valuation or at the time of sale. It may not be possible to predict, or to protect against, such “spread widening” risk.
Liquidity Risk. The liquidity of MBS varies by type of security; at certain times the Fund may encounter difficulty in disposing of such investments. Because MBS have the potential to be less liquid than other securities, the Fund may be more susceptible to liquidity risks than funds that invest in other securities. In the past, in stressed markets, certain types of MBS suffered periods of illiquidity when disfavored by the market. Due to increased instability in the credit markets, the market for some MBS has experienced reduced liquidity and greater volatility with respect to the value of such securities, making it more difficult to value such securities.
Asset-Backed Securities Risk
Asset-backed securities (“ABS”) involve certain risks in addition to those presented by MBS. There is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities. Relative to MBS, ABS may provide the Fund with a less effective security interest in the underlying collateral and are more dependent on the borrower’s ability to pay. If many borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in an ABS transaction. Finally, ABS have structure risk due to a unique characteristic known as early amortization, or early payout, risk. Built into the structure of most ABS are triggers for early payout, designed to protect investors from losses. These triggers are unique to each transaction and can include a significant rise in defaults on the underlying loans, a sharp drop in the credit enhancement level or the bankruptcy of the originator. Once early amortization begins, all incoming loan payments (after expenses are paid) are used to pay investors as quickly as possible based upon a predetermined priority of payment, meaning that proceeds that would otherwise be distributed to holders of a junior tranche may be diverted to pay down more senior tranches.
The collateral underlying ABS may constitute assets related to a wide range of industries and sectors, such as credit card and automobile receivables. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. The Credit CARD Act of 2009 imposes new regulations on the ability of credit card issuers to adjust the interest rates and exercise various other rights with respect to indebtedness extended through credit cards. The Fund and the Advisor cannot predict what effect, if any, such regulations might have on the market for ABS and such regulations may adversely affect the value of ABS owned by the Fund. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. If the economy of the United States deteriorates, defaults on securities backed by credit card, automobile and other receivables may increase, which may adversely affect the value of any ABS owned by the Fund. There is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities. In the past, certain automobile manufacturers have been granted access to emergency loans from the U.S. Government and have experienced bankruptcy. These events may adversely affect the value of securities backed by receivables from the sale or lease of automobiles.
Some ABS, particularly home equity loan transactions, are subject to interest rate risk and prepayment risk. A change in interest rates can affect the pace of payments on the underlying loans, which in turn, affects total return on the securities.
Real Assets Investments Risk
The Fund may invest a portion of its assets in securities and credit instruments associated with real assets, including infrastructure, which has historically experienced substantial price volatility. The value of companies engaged in these industries is affected by, among other things: (i) changes in general economic and market conditions; (ii) the destruction of real assets, catastrophic events (such as earthquakes, floods, hurricanes, tornadoes, man‑made disasters, and terrorist acts) and other public crises and relief responses; (iii) changes in environmental, governmental and other regulations; (iv) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (vi) changes in zoning laws; (vii) casualty and condemnation losses; (viii) surplus capacity and depletion concerns; (ix) the availability of financing; and (x) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of these investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. BCIA’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in these industries may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.
Real Estate Investments Risk
The Fund may invest a portion of its assets in securities and credit instruments of companies in the real estate industry, which has historically experienced substantial price volatility. The value of companies engaged in the real estate industry is affected by, among other things: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; and (ix) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of real estate investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. BCIA’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in this industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.
Royalties Risk
The Fund may provide loans secured by royalties. Investments in royalties incorporate a number of general market risks along with risks specific to various underlying royalty strategies, such as oil and gas, music/entertainment and healthcare, among others. Included in those risks are volatility in commodities, regulatory changes, delays in government approvals, patent defense and enforcement, product liabilities, product pricing and the dependence on third parties to market or distribute the product. The market performance of the target products, therefore, may be diminished by any number of factors that are beyond the Fund’s control.
Equity Securities Risk
Stock markets are volatile, and the prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Although common stocks have historically generated higher average total returns than fixed income securities over the long-term, common stocks also have experienced significantly more volatility in those returns and, in certain periods, have significantly under- performed relative to fixed income securities. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. A common stock may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a particular common stock held by the Fund may decline for a number of other reasons that directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets and reduced demand for its goods and services. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common equity securities in which the Fund may invest are structurally subordinated to preferred stock, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and are therefore inherently more risky than preferred stock or debt instruments of such issuers.
Preferred Securities Risk
The Fund may invest in preferred securities. There are special risks associated with investing in preferred securities, including:
Deferral Risk. Preferred securities may include provisions that permit the issuer, at its discretion, to defer distributions for a stated period without any adverse consequences to the issuer. If the Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes although it has not yet received such income.
Subordination Risk. Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than debt instruments.
Limited Voting Rights Risk. Generally, preferred security holders have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. In the case of trust preferred securities, holders generally have no voting rights, except if (i) the issuer fails to pay dividends for a specified period of time or (ii) a declaration of default occurs and is continuing.
Special Redemption Rights Risk. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by certain changes in U.S. federal income tax or securities laws. As with call provisions, a special redemption by the issuer may negatively impact the return of the security held by the Fund.
Trust Preferred Securities Risk. Trust preferred securities are typically issued by corporations, generally in the form of interest bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The trust preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates.
Trust preferred securities are typically junior and fully subordinated liabilities of an issuer and benefit from a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, trust preferred securities typically permit an issuer to defer the payment of income for five years or more without triggering an event of default. Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the trust preferred securities have not been made), these trust preferred securities are often treated as close substitutes for traditional preferred securities, both by issuers and investors.
Trust preferred securities include but are not limited to trust originated preferred securities (“TOPRS®”); monthly income preferred securities (“MIPS®”); quarterly income bond securities (“QUIBS®”); quarterly income debt securities (“QUIDS®”); quarterly income preferred securities (“QUIPSSM”); corporate trust securities (“CORTS®”); public income notes (“PINES®”); and other trust preferred securities.
Trust preferred securities are typically issued with a final maturity date, although some are perpetual in nature. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default. No redemption can typically take place unless all cumulative payment obligations have been met, although issuers may be able to engage in open-market repurchases without regard to whether all payments have been paid.
Many trust preferred securities are issued by trusts or other SPEs established by operating companies and are not a direct obligation of an operating company. At the time the trust or SPE sells such preferred securities to investors, it purchases debt of the operating company (with terms comparable to those of the trust or SPE securities), which enables the operating company to deduct for tax purposes the interest paid on the debt held by the trust or SPE. The trust or SPE is generally required to be treated as transparent for U.S. federal income tax purposes such that the holders of the trust preferred securities are treated as owning beneficial interests in the underlying debt of the operating company. Accordingly, payments on the trust preferred securities are treated as interest rather than dividends for U.S. federal income tax purposes. The trust or SPE in turn would be a holder of the operating company’s debt and would have priority with respect to the operating company’s earnings and profits over the operating company’s common shareholders, but would typically be subordinated to other classes of the operating company’s debt. Typically a preferred share has a rating that is slightly below that of its corresponding operating company’s senior debt securities.
New Types of Securities Risk. From time to time, preferred securities, including trust preferred securities, have been, and may in the future be, offered having features other than those described herein. The Fund reserves the right to invest in these securities if the Advisor believes that doing so would be consistent with the Fund’s investment objective and policies. Since the market for these instruments would be new, the Fund may have difficulty disposing of them at a suitable price and time. In addition to limited liquidity, these instruments may present other risks, such as high price volatility.
Dividend Paying Equity Securities Risk
Dividends on common equity securities which the Fund may hold are not fixed but are declared at the discretion of an issuer’s board of directors. Companies that have historically paid dividends on their securities are not required to continue to pay dividends on such securities. There is no guarantee that the issuers of the common equity securities in which the Fund invests will declare dividends in the future or that, if declared, they will remain at current levels or increase over time. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future. Dividend producing equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. See “—Fixed Income Securities Risks—Interest Rate Risk.” The Fund’s investments in dividend producing equity securities may also limit its potential for appreciation during a broad market advance.
The prices of dividend producing equity securities can be highly volatile. Investors should not assume that the Fund’s investments in these securities will necessarily reduce the volatility of the Fund’s NAV or provide “protection,” compared to other types of equity securities, when markets perform poorly.
Growth Stock Risk
Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. Stocks of companies the Advisor believes are fast-growing may trade at a higher multiple of current earnings than other stocks. The values of these stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. Earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. If the Advisor’s assessment of the prospects for a company’s earnings growth is wrong, or if the Advisor’s judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or may not approach the value that the Advisor has placed on it.
Value Stock Risk
The Advisor may be wrong in its assessment of a company’s value and the stocks the Fund owns may not reach what the Advisor believes are their full values. A particular risk of the Fund’s value stock investments is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Fund’s relative performance may suffer.
“Covenant-Lite” Loans Risk
Some of the loans in which the Fund may invest or get exposure to through its investments in CDOs or other types of structured securities may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience delays in enforcing its rights on its holdings of covenant-lite loans. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.
Structured Notes Risk. Investments in structured notes involve risks, including credit risk and market risk. Where the Fund’s investments in structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note.
Equity-Linked Notes Risk. ELNs are hybrid securities with characteristics of both fixed income and equity securities. An ELN is a debt instrument, usually a bond, that pays interest based upon the performance of an underlying equity, which can be a single stock, basket of stocks or an equity index. The interest payment on an ELN may in some cases be leveraged so that, in percentage terms, it exceeds the relative performance of the market. ELNs generally are subject to the risks associated with the securities of equity issuers, default risk and counterparty risk.
Credit-Linked Notes Risk. A CLN is a derivative instrument. It is a synthetic obligation between two or more parties where the payment of principal and/or interest is based on the performance of some obligation (a reference obligation). In addition to the credit risk of the reference obligations and interest rate risk, the buyer/seller of the CLN is subject to counterparty risk.
Event-Linked Securities Risk. Event-linked securities are a form of derivative issued by insurance companies and insurance-related special purpose vehicles that apply securitization techniques to catastrophic property and casualty damages. Unlike other insurable low-severity, high-probability events, the insurance risk of which can be diversified by writing large numbers of similar policies, the holders of a typical event-linked securities are exposed to the risks from high-severity, low‑probability events such as that posed by major earthquakes or hurricanes. If a catastrophe occurs that “triggers” the event-linked security, investors in such security may lose some or all of the capital invested. In the case of an event, the funds are paid to the bond sponsor—an insurer, reinsurer or corporation—to cover losses. In return, the bond sponsors pay interest to investors for this catastrophe protection. Event-linked securities can be structured to pay‑off on three types of variables—insurance-industry catastrophe loss indices, insured-specific catastrophe losses and parametric indices based on the physical characteristics of catastrophic events. Such variables are difficult to predict or model, and the risk and potential return profiles of event-linked securities may be difficult to assess. Catastrophe-related event-linked securities have been in use since the 1990s, and the securitization and risk-transfer aspects of such event-linked securities are beginning to be employed in other insurance and risk-related areas. No active trading market may exist for certain event-linked securities, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets.
Investment Companies and ETFs Risk
Subject to the limitations set forth in the Investment Company Act and the Fund’s governing documents or as otherwise permitted by the SEC, the Fund may acquire shares in other affiliated and unaffiliated investment companies, including ETFs or BDCs. The market value of the shares of other investment companies may differ from their NAV. As an investor in investment companies, including ETFs or BDCs, the Fund would bear its ratable share of that entity’s expenses, including its investment advisory and administration fees, while continuing to pay its own advisory and administration fees and other expenses (to the extent not offset by the Advisor through waivers). As a result, shareholders will be absorbing duplicate levels of fees with respect to investments in other investment companies, including ETFs or BDCs.
The securities of other investment companies, including ETFs or BDCs, in which the Fund may invest may be leveraged. As a result, the Fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of other investment companies, including ETFs or BDCs, that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the Fund’s Shares) will be diminished.
ETFs are generally not actively managed and may be affected by a general decline in market segments relating to its index. An ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.
Subsidiary Risk
By investing in any Subsidiary, the Fund will be indirectly exposed to the risks associated with such Subsidiary’s investments. The instruments that will be held by any Subsidiary will generally be similar to those that are permitted to be held by the Fund and will be subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiaries will not be registered under the Investment Company Act, and, unless otherwise noted in this prospectus, will not be subject to all the investor protections of the Investment Company Act. However, the Fund will wholly own and control any Subsidiary, and the Fund and any Subsidiary will each be managed by the Advisor and share the same portfolio management team. The Fund’s Board will have oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiaries, and the Fund’s role as sole shareholder of any Subsidiary. Changes in the laws of the United States and/or any jurisdiction in which a Subsidiary is formed could result in the inability of the Fund and/or any Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund. For example, changes in U.S. tax laws could affect the U.S. tax treatment of, or consequences of owning, the Fund or the Subsidiaries, including under the RIC rules.
Counterparty Risk
The Fund will be subject to credit risk with respect to the counterparties to the derivative contracts purchased by the Fund. Because derivative transactions in which the Fund may engage may involve instruments that are not traded on an Exchange (as defined herein) or cleared through a central counterparty but are instead traded between counterparties based on contractual relationships, the Fund is subject to the risk that a counterparty will not perform its obligations under the related contracts. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceedings. The Fund may obtain only a limited recovery, or may obtain no recovery, in such circumstances. Although the Fund intends to enter into transactions only with counterparties that the Advisor believes to be creditworthy, there can be no assurances that, as a result, a counterparty will not default and that the Fund will not sustain a loss on a transaction. In the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. While the Fund may seek to manage its counterparty risk by transacting with a number of counterparties, concerns about the solvency of, or a default by, one large market participant could lead to significant impairment of liquidity and other adverse consequences for other counterparties.
The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations under the derivative contract. However, there can be no assurances that a clearing organization, or its members, will satisfy its obligations to the Fund, or that the Fund would be able to recover the full amount of assets deposited on its behalf with the clearing organization in the event of the default by the clearing organization or the Fund’s clearing broker. In addition, cleared derivative transactions benefit from daily marking‑to‑market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Uncleared OTC derivative transactions generally do not benefit from such protections. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such “counterparty risk” is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties.
Financial services companies, including those that serve as counterparties to the Fund, may be adversely affected by, among other things: (i) changes in governmental regulation, which may limit both the amounts and the types of loans and other financial commitments financial services companies can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain; (ii) fluctuations, including as a result of interest rate changes or increased competition, in the availability and cost of capital funds on which the profitability of financial services companies is largely dependent; (iii) deterioration of the credit markets; (iv) credit losses resulting from financial difficulties of borrowers, especially when financial services companies are exposed to non‑diversified or concentrated loan portfolios; (v) financial losses associated with investment activities, especially when financial services companies are exposed to financial leverage; (vi) the risk that any financial services company experiences substantial declines in the valuations of its assets, takes action to raise capital, or ceases operations; (vii) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector; and (viii) the interconnectedness or interdependence among financial services companies, including the risk that the financial distress or failure of one financial services company may materially and adversely affect a number of other financial services companies.
In addition, the Fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations under those instruments, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurances that an issuer of an instrument in which the Fund invests will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that the Fund will not sustain a loss on a transaction as a result.
Risks Associated with Recent Market Events
In 2022 and 2023, the Federal Reserve raised interest rates eleven times as part of its efforts to address rising inflation. Certain foreign central banks similarly tightened monetary policy during this period. Beginning in September 2024, the Federal Reserve began lowering interest rates, cutting the federal funds rate six times through December 2025. The Federal Reserve held the federal funds rate steady in the first quarter of 2026, though further rate changes may occur depending on economic conditions, including the pace of inflation and the state of the labor market. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors, including trade policy, fiscal policy and geopolitical developments, could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets, which could negatively affect the value of debt instruments held by the Fund and result in a negative impact on the Fund’s performance. See “Risks—Inflation Risk.”
Recent policy initiatives undertaken by the U.S. government have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets, and could adversely affect the investment performance of the Fund. In particular, actions taken by the U.S. government in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests. Political and diplomatic events within the United States, including a contentious domestic political environment, changes in political party control of one or more branches of the U.S. government, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a U.S. government shutdown, and disagreements over, or threats not to increase, the U.S. government’s borrowing limit (or “debt ceiling”), as well as political and diplomatic events abroad, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. A downgrade of the ratings of U.S. government debt obligations, or concerns about the U.S. government’s credit quality in general, could have a substantial negative effect on the U.S. and global economies. For example, concerns about the U.S. government’s credit quality may cause increased volatility in the stock and bond markets, higher interest rates, reduced prices and liquidity of U.S. Treasury securities, and/or increased costs of various kinds of debt. Moreover, although the U.S. government has honored its credit obligations, there remains a possibility that the United States could default on its obligations. The consequences of such an unprecedented event are impossible to predict, but it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Fund’s investments.
In recent years, some countries, including the United States, have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade agreements, risks associated with the trade agreements between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time.
Market Disruption and Geopolitical Risk
Investments by the Fund are materially affected by conditions in the global financial markets and economic and political conditions throughout the world, such as interest rates, the availability and cost of credit, inflation rates, economic uncertainty, changes in laws, trade policies, commodity prices, tariffs, currency exchange rates and controls and national and international political circumstances (including wars and other forms of conflict, terrorist acts, and security operations) and catastrophic events such as fires, floods, earthquakes, tornados, hurricanes and pandemics could materially affect the Fund’s investments to the extent it materially affects global economies or global financial markets.
Additionally, the occurrence of events similar to those in recent years, such as localized wars, instability, new and ongoing epidemics and pandemics of infectious diseases and other global health events, natural/environmental disasters, terrorist attacks in the United States and around the world, social and political discord, debt crises, sovereign debt downgrades, increasingly strained relations between the United States and a number of foreign countries, new and continued political unrest in various countries, the exit or potential exit of one or more countries from the European Union, continued changes in the balance of political power among and within the branches of the U.S. government, government shutdowns and other factors, may result in market volatility, may have long term effects on the United States and worldwide financial markets, and may cause further economic uncertainties in the United States and worldwide and could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. These factors are outside of the Fund’s control and may affect the level and volatility of securities prices and the liquidity and value of the Fund’s portfolio investments, and the Fund may not be able to successfully manage its exposure to these conditions, which may result in substantial losses to shareholders.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, in the region are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, could have a severe adverse effect on Russia and the European region, including significant negative impacts on the Russian economy, the European economy and the markets for certain securities and commodities, such as oil and natural gas, and may likely have collateral impacts on such sectors globally as well as other sectors. How long such military action and related events will last cannot be predicted.
In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto, including the imposition of tariffs on imported goods. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on goods imported from such impacted jurisdictions. More generally, these actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of a foreign country’s export industry, which could have a negative impact on the Fund’s performance. The U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods imported into the U.S., including from China, Canada, and Mexico, such as steel and aluminum. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods. U.S. companies that source material and goods from China and those that make large amounts of sales in China would be particularly vulnerable to an escalation of trade tensions. Uncertainty regarding the outcome of the trade tensions and the potential for a trade war could cause the U.S. dollar to decline against safe-haven currencies, such as the Japanese yen and the euro. Events such as these, and their consequences, are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future. Increased trade tensions could have a material adverse effect on the global economy. The Fund and its portfolio investments could be materially and adversely affected.
Cybersecurity incidents affecting particular companies or industries may adversely affect the economies of particular countries, regions or parts of the world in which the Fund invests.
The occurrence of any of these above events could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The Fund does not know how long the securities markets may be affected by similar events and cannot predict the effects of similar events in the future on the U.S. economy and securities markets. There can be no assurance that similar events and other market disruptions will not have other material and adverse implications.
Regulation and Government Intervention Risk
Federal, state, and other governments, their regulatory agencies or self-regulatory organizations may take actions that affect the regulation of the issuers in which the Fund invests in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.
In light of popular, political and judicial focus on finance related consumer protection, financial institution practices are also subject to greater scrutiny and criticism generally. In the case of transactions between financial institutions and the general public, there may be a greater tendency toward strict interpretation of terms and legal rights in favor of the consuming public, particularly where there is a real or perceived disparity in risk allocation and/or where consumers are perceived as not having had an opportunity to exercise informed consent to the transaction. In the event of conflicting interests between retail investors holding common shares of a closed‑end investment company such as the Fund and a large financial institution, a court may similarly seek to strictly interpret terms and legal rights in favor of retail investors.
The Fund may be affected by governmental action in ways that are not foreseeable, and there is a possibility that such actions could have a significant adverse effect on the Fund and its ability to achieve its investment objective.
Investment Company Act Regulations
The Fund is a registered closed‑end investment company and as such is subject to regulations under the Investment Company Act. Generally speaking, any contract or provision thereof that is made, or where performance involves a violation of the Investment Company Act or any rule or regulation thereunder is unenforceable by either party unless a court finds otherwise.
Legal, Tax and Regulatory Risks
Legal, tax and regulatory changes could occur that may materially adversely affect the Fund.
To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things, derive in each taxable year at least 90% of its gross income from certain prescribed sources and distribute for each taxable year at least 90% of its “investment company taxable income” (generally, ordinary income plus the excess, if any, of net short-term capital gain over net long-term capital loss). If for any taxable year the Fund does not qualify as a RIC, all of its taxable income for that year (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits.
The current administration has called for significant changes to U.S. fiscal, tax, trade, healthcare, immigration, foreign, and government regulatory policy. In this regard, there is significant uncertainty with respect to legislation, regulation and government policy at the federal level, as well as the state and local levels. Recent events have created a climate of heightened uncertainty and introduced new and difficult‑to‑quantify macroeconomic and political risks with potentially far‑reaching implications. There has been a corresponding meaningful increase in the uncertainty surrounding interest rates, inflation, foreign exchange rates, trade volumes and fiscal and monetary policy. To the extent the U.S. Congress or the current presidential administration implements changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, corporate taxes, healthcare, the U.S. regulatory environment, inflation and other areas. Although the Fund cannot predict the impact, if any, of these changes to the Fund’s business, they could adversely affect the Fund’s business, financial condition, operating results and cash flows. Until the Fund knows what policy changes are made and how those changes impact the Fund’s business and the business of the Fund’s competitors over the long term, the Fund will not know if, overall, the Fund will benefit from them or be negatively affected by them.
The rules dealing with U.S. federal income taxation are constantly under review by persons involved in the legislative process and by the IRS and the U.S. Treasury Department. Revisions in U.S. federal tax laws and interpretations of these laws could adversely affect the tax consequences of your investment.
Investment Dilution Risk
The Fund’s investors do not have preemptive rights to any Shares the Fund may issue in the future. The Fund’s Declaration of Trust authorizes it to issue an unlimited number of Shares. The Board may make certain amendments to the Declaration of Trust. After an investor purchases Shares, the Fund may sell additional Shares or other classes of Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases its Shares, such investor’s percentage ownership interest in the Fund will be diluted.
Potential Conflicts of Interest of the Advisor, Sub‑Advisors and Others
The investment activities of BlackRock, the ultimate parent company of the Advisor, and its Affiliates, and their respective directors, officers or employees, in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders. BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar (in whole or in part) to that of the Fund. Subject to the requirements of the Investment Company Act, BlackRock and its Affiliates intend to engage in such activities and may receive compensation from third parties for their services. None of BlackRock or its Affiliates are under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, BlackRock and its Affiliates may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of an Affiliate or another account managed by an Affiliate and it is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. BlackRock has adopted policies and procedures designed to address potential conflicts of interest. For additional information about potential conflicts of interest and the way in which BlackRock addresses such conflicts, please see “—Principal Risks—Competition for Investment Opportunities,” “—Principal Risks—Valuation Risk,” and “Conflicts of Interest” and “Management of the Fund—Portfolio Management—Potential Material Conflicts of Interest” in the SAI.
Allocation Risk
The Fund’s ability to achieve its investment objective depends upon the Advisor’s skill in determining the Fund’s allocation of its assets and in selecting the best mix of investments. There is a risk that the Advisor’s evaluation and assumptions regarding asset classes or investments may be incorrect in view of actual market conditions.
The Fund’s allocation of its investments across various segments of the securities markets and various countries, regions, asset classes and sectors may vary significantly over time based on the Advisor’s analysis and judgment. As a result, the particular risks most relevant to an investment in the Fund, as well as the overall risk profile of the Fund’s portfolio, may vary over time. The Advisor employs an active approach to the Fund’s investment allocations, but there is no guarantee that the Advisor’s allocation strategy will produce the desired results. The percentage of the Fund’s total assets allocated to any category of investment may at any given time be significantly less than the maximum percentage permitted pursuant to the Fund’s investment policies. It is possible that the Fund will focus on an investment that performs poorly or underperforms other investments under various market conditions. The flexibility of the Fund’s investment policies and the discretion granted to the Advisor to invest the Fund’s assets across various segments, classes and geographic regions of the securities markets and in securities with various characteristics means that the Fund’s ability to achieve its investment objective may be more dependent on the success of its investment adviser than other investment companies.
As part of its strategy, the Fund seek to invest in select less liquid or illiquid private credit investments, generally involving corporate borrowers or asset-based collateral, that are believed to present the potential for higher yield versus some of the more liquid portions of the Fund’s portfolio. The Fund’s amount of the Fund’s net assets allocated to such investments may vary over time.
See “—Principal Risks—Competition for Investment Opportunities,” “—Principal Risks—Valuation Risk,” and “Conflicts of Interest” and “Management of the Fund—Portfolio Management—Potential Material Conflicts of Interest” in the SAI.
Portfolio Turnover Risk
The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. Portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. High portfolio turnover may result in an increased realization of net short-term capital gains by the Fund which, when distributed to common shareholders, will be taxable as ordinary income. Additionally, in a declining market, portfolio turnover may create realized capital losses.
Anti-Takeover Provisions Risk
The Fund’s Declaration of Trust and Bylaws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open‑end status or to change the composition of the Board. Such provisions could limit the ability of shareholders to sell their shares by discouraging a third party from seeking to obtain control of the Fund. See “Certain Provisions in the Agreement and Declaration of Trust and Bylaws.”
Additional Risks
The following describes various non‑principal risks of investing in the Fund. Other non‑principal risks of investing in the Fund are also described under “Additional Risk Factors” in the Fund’s SAI.
Risks Relating to Particular Countries or Geographic Regions
Asia-Pacific Countries. In addition to the risks of investing in Non‑U.S. Securities and the risks of investing in emerging markets, the developing market Asia-Pacific countries are subject to certain additional or specific risks. In many of these markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region such as in Japan and Hong Kong. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well capitalized than brokers in the United States.
Many of the developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. In addition, the governments of many of such countries, such as Indonesia, have a substantial role in regulating and supervising the economy.
Another risk common to most such countries is that the economy is heavily export oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also presents risks in certain countries, as do environmental problems. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices that, in turn, may be affected by a variety of factors.
The rights of investors in developing market Asia-Pacific companies may be more limited than those of shareholders of U.S. corporations. It may be difficult or impossible to obtain and/or enforce a judgment in a developing market Asia-Pacific country.
Some developing Asia-Pacific countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities. For example, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company.
China. Investments in securities of companies domiciled in the People’s Republic of China (“China”), including certain Hong Kong-listed and U.S.-listed securities, involve a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets. Such heightened risks include, among others, an authoritarian government, popular unrest associated with demands for improved political, economic and social conditions, the impact of regional conflict on the economy and hostile relations with other countries.
Military conflicts, either in response to internal social unrest or conflicts with other countries, could disrupt economic development. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which the Fund invests.
While the Chinese economy has experienced past periods of rapid growth, there is no assurance that such growth rates will recur. Other economic challenges for China include indebtedness, weak consumer demand, trade tensions, and an aging population. China continues to face pressure from its trading partners over its exporting of its excess industrial capacity and overall approach to economic management. China’s economy is heavily dependent on export growth. Reduction in spending on Chinese products and services, supply chain diversification, institution of additional tariffs, sanctions or other trade barriers (including as a result of heightened trade tensions between China and the United States or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and the companies in which the Fund invests. Certain Chinese companies (which may change from time to time) are directly or indirectly subject to economic or trade restrictions imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. For example, certain foreign technology companies are subject to U.S. export controls as those companies are believed to pose a risk to U.S. interests. The U.S. also bans imports of goods produced in certain regions of China or by certain Chinese companies due to concerns about forced labor. Such restrictions may have unanticipated and adverse effects on the Chinese economy and companies. Any action that targets Chinese financial markets or securities exchanges could interfere with orderly trading, delay settlement or cause market disruptions. Certain companies may be subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. So long as these restrictions do not include restrictions on investments, the Fund may invest in such companies.
From time to time and in recent years, China has experienced outbreaks of infectious illnesses and the country may be subject to other public health threats, infectious illnesses, diseases or similar issues in the future. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy, which in turn could adversely affect the Fund’s investments.
Eurozone. A number of countries in the EU have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. As a result, financial markets in the EU have been subject to increased volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. One or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far‑reaching.
As a result of Brexit, the financial markets experienced high levels of volatility and it is likely that, in the near term, Brexit will continue to bring about higher levels of uncertainty and volatility. During this period of uncertainty, the negative impact on not only the United Kingdom and European economies, but the broader global economy, could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues. It is possible, that certain economic activity will be curtailed until some signs of clarity begin to emerge, including negotiations around the terms for United Kingdom’s exit out of the EU. Any further exits from the EU, or the possibility of such exits, would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties.
In addition, certain European countries have recently experienced negative interest rates on certain fixed-income instruments. A negative interest rate policy is an unconventional central bank monetary policy tool where nominal target interest rates are set with a negative value (i.e., below zero percent) intended to help create self-sustaining growth in the local economy. Negative interest rates may result in heightened market volatility and may detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on the Fund’s investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.
To the extent the Fund has exposure to European markets or to transactions tied to the value of the euro, these events could negatively affect the value and liquidity of the Fund’s investments. All of these developments may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on the Fund’s investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.
Japan. There are special risks associated with investments in Japan. If the Fund invests in Japan, the value of the Fund’s shares may vary widely in response to political and economic factors affecting companies in Japan. Political, social or economic disruptions in Japan or in other countries in the region may adversely affect the values of Japanese securities and thus the Fund’s holdings. Additionally, since securities in Japan are denominated and quoted in yen, the value of the Fund’s Japanese securities as measured in U.S. dollars may be affected by fluctuations in the value of the Japanese yen relative to the U.S. dollar. Japanese securities are also subject to the more general risks associated with Non‑U.S. Securities.
Latin America. The economies of Latin American countries have experienced high inflation rates, high interest rates, economic volatility, currency devaluations, government debt defaults and high unemployment rates. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline that has been lacking at times in the past, as well as stable political and social conditions. International economic conditions, particularly those in the United States, as well as world prices for oil and other commodities may also influence the development of the Latin American economies.
Some Latin American currencies have experienced steady devaluations relative to the U.S. dollar and certain Latin American countries have had to make major adjustments in their currencies from time to time. In addition, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. Governmental actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect the companies in which the Fund invests and, therefore, the value of Fund shares. As noted, in the past, many Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. For companies that keep accounting records in the local currency, inflation accounting rules in some Latin American countries require, for both tax and accounting purposes, that certain assets and liabilities be restated on the company’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain Latin American companies. Inflation and rapid fluctuations in inflation rates have had, and could, in the future, have very negative effects on the economies and securities markets of certain Latin American countries.
Substantial limitations may exist in certain countries with respect to the Fund’s ability to repatriate investment income, capital or the proceeds of sales of securities. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.
Certain Latin American countries have entered into regional trade agreements that are designed to, among other things, reduce barriers between countries, increase competition among companies and reduce government subsidies in certain industries. No assurances can be given that these changes will be successful in the long-term, or that these changes will result in the economic stability intended. There is a possibility that these trade arrangements will not be fully implemented, or will be partially or completely unwound. It is also possible that a significant participant could choose to abandon a trade agreement, which could diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non‑participating countries, including sharp appreciation or depreciation of participants’ national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the Latin American markets, an undermining of Latin American economic stability, the collapse or slowdown of the drive towards Latin American economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of such trade agreements. Such developments could have an adverse impact on the Fund’s investments in Latin America generally or in specific countries participating in such trade agreements.
Other Latin American market risks include foreign exchange controls, difficulties in pricing securities, defaults on sovereign debt, difficulties in enforcing favorable legal judgments in local courts and political and social instability. Legal remedies available to investors in certain Latin American countries may be less extensive than those available to investors in the United States or other foreign countries.
Russia. Because of the underdeveloped state of Russia’s securities markets and banking and telecommunication systems, settlement, clearing and registration of securities transactions are subject to additional risks. Prior to 2013, there was no central registration system for equity share registration in Russia and registration was carried out either by the issuers themselves or by registrars located throughout Russia. These registrars may not have been subject to effective state supervision or licensed with any governmental entity. In 2013, Russia established the National Settlement Depository (“NSD”) as a recognized central securities depository, and title to Russian equities held through the NSD is now based on the records of the NSD and not on the records of the local registrars. Although the implementation of the NSD has enhanced the efficiency and transparency of the Russian securities market, loss still can occur. Additionally, issuers and registrars remain prominent in the validation and approval of documentation requirements for corporate action processing in Russia, and, because the documentation requirements and approval criteria vary between registrars and issuers, there remain inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. To the extent that the Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Fund to enforce its rights or otherwise remedy the loss. Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and as a result the custodian may be considered the ultimate owner of securities held on behalf of their clients. The Fund also may experience difficulty in obtaining and/or enforcing judgments in Russia.
In addition, Russia continues to assert its influence in the region through economic and military measures, as it did with Georgia in the summer of 2008 and the Ukraine in 2014 and 2022. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Governments in the United States and many other countries (collectively, the “Sanctioning Bodies”) have imposed economic sanctions on certain Russian individuals, including politicians, and Russian corporate and banking entities. The Sanctioning Bodies, or others, could also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions have resulted and may continue to result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of the Fund to buy, sell, receive or deliver those securities and/or assets. Sanctions could also result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities.
Inflation-Indexed Bonds Risk
Inflation-indexed securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including U.S. Treasury inflation-indexed bonds, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Thus generally, during periods of rising inflation, the value of inflation-indexed securities will tend to increase and during periods of deflation, their value will tend to decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurances that the inflation index used (i.e., the Consumer Price Index for All Urban Consumers or “CPI‑U”) will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity. In order to receive the special treatment accorded to RICs and their shareholders under the Code and to avoid U.S. federal income and/or excise taxes, the Fund may be required to distribute this income to shareholders in the tax year in which the income is recognized (without a corresponding receipt of cash). Therefore, the Fund may be required to pay out as an income distribution in any such tax year an amount greater than the total amount of cash income the Fund actually received and to sell portfolio securities, including at potentially disadvantageous times or prices, to obtain cash needed for these income distributions.
Inverse Floater and Related Securities Risk
Investments in inverse floaters and similar instruments expose the Fund to the same risks as investments in fixed income securities and derivatives, as well as other risks, including those associated with leverage and increased volatility. An investment in these securities typically will involve greater risk than an investment in a fixed rate security. Distributions on inverse floaters and similar instruments will typically bear an inverse relationship to short-term interest rates and typically will be reduced or, potentially, eliminated as interest rates rise. Inverse floaters and similar instruments will underperform the market for fixed rate securities in a rising interest rate environment. Inverse floaters may be considered to be leveraged to the extent that their interest rates vary by a magnitude that exceeds the magnitude of the change in a reference rate of interest (typically a short-term interest rate). The leverage inherent in inverse floaters is associated with greater volatility in their market values. Investments in inverse floaters and similar instruments that have fixed income securities underlying them will expose the Fund to the risks associated with those fixed income securities and the values of those investments may be especially sensitive to changes in prepayment rates on the underlying fixed income securities.
New Issues Risk
“New Issues” are initial public offerings of U.S. equity securities. There is no assurance that the Fund will have access to profitable IPOs and therefore investors should not rely on any past gains from IPOs as an indication of future performance of the Fund. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, some companies in IPOs are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of achieving them. Further, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO. When an IPO is brought to the market, availability may be limited and the Fund may not be able to buy any shares at the offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares.
Highly Volatile Markets Risk
The prices of the Fund’s investments, and therefore the NAV of the Fund, can be highly volatile. Price movements of forward contracts, futures contracts and other derivative contracts in which the Fund may invest are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments and interest rate-related futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. Moreover, since internationally there may be less government supervision and regulation of worldwide stock exchanges and clearinghouses than in the U.S., the Fund also is subject to the risk of the failure of the exchanges on which its positions trade or of its clearinghouses, and there may be a higher risk of financial irregularities and/or lack of appropriate risk monitoring and controls.
Structured Securities Risks
The Fund may invest in structured securities, including structured notes, equity-linked notes (“ELNs”) and other types of structured securities. Because structured securities of the type in which the Fund may invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments, index or reference obligation and will also be subject to counterparty risk. The Fund may have the right to receive payments only from the structured security, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured securities enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured securities generally pay their share of the structured security’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured securities will rise or fall, these prices (and, therefore, the prices of structured securities) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured securities uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining such financing, which may adversely affect the value of the structured securities owned by the Fund.
REITs and Real Estate Risk
To the extent that the Fund invests in real estate related investments, including REITs, it will be subject to the risks associated with owning real estate and with the real estate industry, generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and in the credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates. To the extent that the Fund invests in REITs, it will also be subject to the risk that a REIT may default on its obligations or go bankrupt. REITs are generally not taxed on income timely distributed to shareholders, provided they comply with the applicable requirements of the Code. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. Mortgage REITs are pooled investment vehicles that invest the majority of their assets in real property mortgages and which generally derive income primarily from interest payments thereon. Investing in mortgage REITs involves certain risks related to investing in real property mortgages. In addition, mortgage REITs must satisfy highly technical and complex requirements in order to qualify for the favorable tax treatment accorded to REITs under the Code. No assurances can be given that a mortgage REIT in which the Fund invests will be able to continue to qualify as a REIT or that complying with the REIT requirements under the Code will not adversely affect such REIT’s ability to execute its business plan.
Many REITs focus on particular types of properties or properties that are especially suited for certain uses, and those REITs are affected by the risks which impact the owners or users of their properties. For REITs that own healthcare facilities, for example, the physical characteristics of these properties and their operations are highly regulated, and those regulations often require capital expenditures or restrict the profits realizable from these properties. Some of these properties are also highly dependent upon Medicare and Medicaid payments, which are subject to changes in governmental budgets and policies. These properties may experience losses if their tenants receive lower Medicare or Medicaid rates.
Warrants Risk
If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Rights Risks
The failure to exercise subscription rights to purchase common stock would result in the dilution of the Fund’s interest in the issuing company. The market for such rights is not well developed, and, accordingly, the Fund may not always realize full value on the sale of rights.
Defensive Investing Risk
For defensive purposes, the Fund may allocate assets into cash or short-term fixed income securities without limitation. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective. Further, the value of short-term fixed income securities may be affected by changing interest rates and by changes in credit ratings of the investments. If the Fund holds cash uninvested it will be subject to the credit risk of the depository institution holding the cash.
Hedging Transactions Risk
The Fund may utilize financial instruments such as forward contracts, options and interest rate swaps, caps and floors to seek to hedge against declines in the values of portfolio positions (measured in terms of their base currencies) as a result of changes in currency exchange rates, certain changes in the equity markets and market interest rates and other events.
When engaging in a hedging transaction, the Fund may determine not to seek to establish a perfect correlation between the hedging instruments utilized and the portfolio holdings being hedged. Such an imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to a risk of loss. The Fund may also determine not to hedge against a particular risk because it does not regard the probability of the risk occurring to be sufficiently high as to justify the cost of the hedge or because it does not foresee the occurrence of the risk. It may not be possible for the Fund to hedge against a change or event at attractive prices or at a price sufficient to protect the assets of the Fund from the decline in value of the portfolio positions anticipated as a result of such change. In addition, it may not be possible to hedge at all against certain risks.
Option Transactions Risk
The Fund may engage in option transactions. The purchase or sale of an option involves the payment or receipt of a premium payment by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security or other instrument for a specific price at a certain time or during a certain period. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. Purchasing options involves the risk that the underlying instrument does not change price in the manner expected, so that the option expires worthless and the investor loses its premium. Selling options, on the other hand, involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security in excess of the premium payment received. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties’ obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. Over‑the‑counter options have more flexible terms negotiated between the buyer and the seller, but are subject to greater credit risk. Over‑the‑counter options also involve greater liquidity risk.
A covered call option is a call option with respect to which the Fund owns the underlying security. The sale of such an option exposes the Fund, during the term of the option, to possible loss of opportunity to realize appreciation in the market price of the underlying security and to the possibility that it might hold the underlying security in order to protect against depreciation in the market price of the security during a period when it might have otherwise sold the security. The seller of a covered call option assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option.
A covered put option is a put option with respect to which the seller has a short position in the underlying security. The seller of a covered put option assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. If the seller of the put option owns a put option covering an equivalent number of shares with an exercise price equal to or greater than the exercise price of the put written, the position is “fully hedged” if the option owned expires at the same time or later than the option written. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The seller of a put option may also be required to place cash or liquid assets in a segregated account, or designate such cash or liquid assets on its books and records, to ensure compliance with its obligation to purchase the underlying security. The sale of such an option exposes the Fund during the term of the option to a decline in price of the underlying security while depriving the Fund of the opportunity to invest the segregated or earmarked assets. The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would generally make a similar “closing sale transaction,” which involves liquidating its position by selling the option previously purchased. However, if deemed advantageous, the Fund would be entitled to exercise the option.
There are several risks associated with transactions in options on securities and indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid market for particular options, whether traded over‑the‑counter or on a national securities exchange (“Exchange”) may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation (“OCC”) may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.
Commodities, Financial Futures Contracts and Options Thereon Risk
The Fund may invest in financial and commodity futures contracts and in options thereon, as well as directly in commodities. The Fund may also be subject to risks related to a direct investment in commodities through its other investments.
A futures contract is an agreement between two parties which obligates the purchaser of the futures contract to buy and the seller of a futures contract to sell a security or commodity for a set price on a future date or, in the case of an index futures contract, to make and accept a cash settlement based upon the difference in value of the index between the time the contract was entered into and the time of its settlement. A majority of transactions in futures contracts, however, do not result in the actual delivery of the underlying instrument or cash settlement, but are settled through liquidation (i.e., by entering into an offsetting transaction). Futures contracts have been designed by boards of trade that have been designated “contract markets” by the CFTC.
Commodity and financial markets are highly volatile because a high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses to the investor. In addition, commodity exchanges may limit fluctuations in commodity futures contract prices during a single day and thus during a single trading day no trades may be executed at prices beyond the “daily limit.” Once the price of a futures contract for a particular commodity has increased or decreased by an amount equal to the daily limit, positions in the commodity can be neither taken nor liquidated unless the Fund is willing to effect trades at or within the limit, which may hinder the ability of the Fund to trade.
The profitability of such an investment depends on the ability of the Advisor to analyze correctly the commodity markets, which are influenced by, among other things, changing supply and demand relationships, weather, changes in interest rates, trade policies, world political and economic events, and other unforeseen events. Such events could result in large market movements and volatile market conditions and create the risk of significant loss. A variety of possible actions by various government agencies can also inhibit profitability or can result in loss. In addition, activities by the major power producers can have a profound effect on spot prices which can, in turn, substantially affect derivative prices, as well as the liquidity of such markets. Moreover, investments in commodity and financial futures and options contracts involve additional risks. The CFTC and futures exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person may hold or control in particular commodity or financial futures contracts. All of the positions held by all accounts owned or controlled by the Fund will be aggregated for the purposes of determining compliance with position limits. It is possible that positions held by the Fund may have to be liquidated in order to avoid exceeding such limits. Such modification or liquidation, if required, could adversely affect the operations and profitability of the Fund.
The Fund may invest in commodity futures contracts and in options thereon in a variety of countries and on a variety of exchanges including those in less established markets. This is the case even if the exchange is formally “linked” to a more established exchange, whereby a trade executed on one exchange liquidates or establishes a position on the other exchange. The activities of such exchanges, including the execution, delivery and clearing of transactions on such an exchange may be subject to a lesser degree of control and enforcement than more established markets. Moreover, such laws or regulations will vary depending on the country in which the transaction occurs. In addition, funds received from the Fund to margin futures transactions may not be provided the same protections as funds received to margin futures transactions on established exchanges.
The primary risks associated with the use of futures contracts and options are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.
Investment in futures contracts involves the risk of imperfect correlation between movements in the price of the futures contract and the price of the security being hedged. The hedge will not be fully effective when there is imperfect correlation between the movements in the prices of two financial instruments. For example, if the price of the futures contract moves more or less than the price of the hedged security, the Fund will experience either a loss or gain on the futures contract which is not completely offset by movements in the price of the hedged securities. To compensate for imperfect correlations, the Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, the Fund may purchase or sell fewer futures contracts if the volatility of the price of the hedged securities is historically lower than that of the futures contracts.
The particular securities comprising the index underlying a securities index financial futures contract may vary from the securities held by the Fund. As a result, the Fund’s ability to hedge effectively all or a portion of the value of its securities through the use of such financial futures contracts will depend in part on the degree to which price movements in the index underlying the financial futures contract correlate with the price movements of the securities held by the Fund. The correlation may be affected by disparities in the average maturity, ratings, geographical mix or structure of the Fund’s investments as compared to those comprising the securities index and general economic or political factors. In addition, the correlation between movements in the value of the securities index may be subject to change over time as additions to and deletions from the securities index alter its structure. The correlation between futures contracts on U.S. government securities and the securities held by the Fund may be adversely affected by similar factors and the risk of imperfect correlation between movements in the prices of such futures contracts and the prices of securities held by the Fund may be greater. The trading of futures contracts also is subject to certain market risks, such as inadequate trading activity, which could at times make it difficult or impossible to liquidate existing positions.
The Fund may liquidate futures contracts it enters into through offsetting transactions on the applicable contract market. There can be no assurance, however, that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close out a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. The inability to close out futures positions also could have an adverse impact on the Fund’s ability to hedge effectively its investments in securities. The liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodity exchanges described above. Prices have in the past moved beyond the daily limit on a number of consecutive trading days.
Because of low initial margin deposits made upon the opening of a futures position, futures transactions involve substantial leverage. As a result, relatively small movements in the price of the futures contracts can result in substantial unrealized gains or losses. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has an open position in a financial futures contract.
Forward Contracts Risk
The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by the Fund due to unusually high trading volume, political intervention or other factors. Arrangements to trade forward contracts may be made with only one or a few counterparties, and liquidity problems therefore might be greater than if such arrangements were made with numerous counterparties. The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that the Advisor would otherwise recommend, to the possible detriment of the Fund. Market illiquidity or disruption could result in major losses to the Fund.
Swaps Risk
Swaps are a type of derivative. Swap agreements involve the risk that the party with which the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. To seek to hedge the value of the Fund’s portfolio, to hedge against increases in the Fund’s cost associated with interest payments on any outstanding borrowings or to increase the Fund’s return, the Fund may enter into swaps, including interest rate swap, total return swap (sometimes referred to as a “contract for difference”) and/or credit default swap transactions. In interest rate swap transactions, there is a risk that yields will move in the direction opposite of the direction anticipated by the Fund, which would cause the Fund to make payments to its counterparty in the transaction that could adversely affect Fund performance. In addition to the risks applicable to swaps generally (including counterparty risk, high volatility, liquidity risk and credit risk), credit default swap transactions involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).
Historically, swap transactions have been individually negotiated non‑standardized transactions entered into in OTC markets and have not been subject to the same type of government regulation as exchange-traded instruments. However, since the global financial crisis, the OTC derivatives markets have become subject to comprehensive statutes and regulations. In particular, in the United States, the Dodd-Frank Act requires that certain derivatives with U.S. persons must be executed on a regulated market and a substantial portion of OTC derivatives must be submitted for clearing to regulated clearinghouses. As a result, swap transactions entered into by the Fund may become subject to various requirements applicable to swaps under the Dodd-Frank Act, including clearing, exchange-execution, reporting and recordkeeping requirements, which may make it more difficult and costly for the Fund to enter into swap transactions and may also render certain strategies in which the Fund might otherwise engage impossible or so costly that they will no longer be economical to implement. Furthermore, the number of counterparties that may be willing to enter into swap transactions with the Fund may also be limited if the swap transactions with the Fund are subject to the swap regulation under the Dodd-Frank Act.
Credit default and total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its Managed Assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder. The Fund is not required to enter into swap transactions for hedging purposes or to enhance income or gain and may choose not to do so. In addition, the swaps market is subject to a changing regulatory environment. It is possible that regulatory or other developments in the swaps market could adversely affect the Fund’s ability to successfully use swaps.
Repurchase Agreements Risk
Subject to its investment objective and policies, the Fund may invest in repurchase agreements. Repurchase agreements typically involve the acquisition by the Fund of fixed income securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell the securities back to the institution at a fixed time in the future. The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; possible lack of access to income on the underlying security during this period; and expenses of enforcing its rights. While repurchase agreements involve certain risks not associated with direct investments in fixed income securities, the Fund follows procedures approved by the Board that are designed to minimize such risks. In addition, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund generally will seek to liquidate such collateral. However, the exercise of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.
Dollar Roll Transactions Risk
Dollar roll transactions involve the risk that the market value of the securities the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to which the Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase securities may be restricted. Successful use of dollar rolls may depend upon the Advisor’s ability to predict correctly interest rates and prepayments, depending on the underlying security. There is no assurance that dollar rolls can be successfully employed. These transactions may involve leverage.
When-Issued and Delayed Delivery Transactions Risk
The Fund may purchase securities on a when-issued basis and may purchase or sell those securities for delayed delivery. When-issued and delayed delivery transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place in the future to secure an advantageous yield or price. Securities purchased on a when-issued or delayed delivery basis may expose the Fund to counterparty risk of default as well as the risk that securities may experience fluctuations in value prior to their actual delivery. The Fund will not accrue income with respect to a when-issued or delayed delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed delivery basis can involve the additional risk that the price or yield available in the market when the delivery takes place may not be as favorable as that obtained in the transaction itself.
Securities Lending Risk
The Fund may lend securities to financial institutions. Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), foreign exchange risk (i.e., the risk of a shortfall at default when a cash collateral investment is denominated in a currency other than the currency of the assets being loaned due to movements in foreign exchange rates), and credit, legal, counterparty and market risks (including the risk that market events, including but not limited to corporate actions, could lead the Fund to lend securities that are trading at a premium due to increased demand, or to recall loaned securities or to lend less or not at all, which could lead to reduced securities lending revenue). If the Fund were to lend securities that are subject to a corporate action and commit to the borrower a particular election as determined by the Advisor, the benefit the Fund would receive in respect of committing to such election may or may not be less than the benefit the Fund would have received from making a different election in such corporate action. If a securities lending counterparty were to default, the Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return the Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for the Fund. The Fund could lose money if its short-term investment of the collateral declines in value over the period of the loan. Substitute payments received by the Fund representing dividends paid on securities loaned out by the Fund will not be considered qualified dividend income, and distributions by the Fund of such substitute payments will not constitute qualified dividend income. Additionally, substitute payments received by the Fund representing qualified REIT dividends paid on REIT securities loaned out by the Fund will not be considered qualified REIT dividends, and distributions by the Fund of such substitute payments will not be eligible for a 20% deduction currently available for ordinary REIT dividends paid to non‑corporate shareholders provided certain other requirements are satisfied. The securities lending agent will take into account the tax effects on shareholders caused by these differences in connection with the Fund’s securities lending program. Substitute payments received on tax‑exempt securities loaned out will generally not be tax‑exempt income.
Regulations adopted by global prudential regulators require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many securities lending agreements, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect the Fund’s ability to terminate existing securities lending agreements or to realize amounts to be received under such agreements. Prudential regulation may also favor lenders that can provide additional protections, such as liens that are exercisable upon lender default, to bank borrowers. The Fund may provide additional protections to bank borrowers, where permitted pursuant to the Fund’s investment policies and if BlackRock believes doing so is in the best interest of the Fund.
Short Sales Risk
Short-selling involves selling securities which may or may not be owned and borrowing the same securities for delivery to the purchaser, with an obligation to replace the borrowed securities at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss will be increased, by the transaction costs incurred by the Fund, including the costs associated with providing collateral to the broker-dealer (usually cash and liquid securities) and the maintenance of collateral with its custodian. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.
Short-selling necessarily involves certain additional risks. However, if the short seller does not own the securities sold short (an uncovered short sale), the borrowed securities must be replaced by securities purchased at market prices in order to close out the short position, and any appreciation in the price of the borrowed securities would result in a loss. Uncovered short sales expose the Fund to the risk of uncapped losses until a position can be closed out due to the lack of an upper limit on the price to which a security may rise. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss. There is the risk that the securities borrowed by the Fund in connection with a short-sale must be returned to the securities lender on short notice. If a request for return of borrowed securities occurs at a time when other short-sellers of the security are receiving similar requests, a “short squeeze” can occur, and the Fund may be compelled to replace borrowed securities previously sold short with purchases on the open market at the most disadvantageous time, possibly at prices significantly in excess of the proceeds received at the time the securities were originally sold short.
The Fund must comply with Rule 18f-4 under the Investment Company Act with respect to its short sale borrowings, which are considered derivatives transactions under the Rule. See “Additional Risk Factors—Risk Factors in Strategic Transactions and Derivatives—Rule 18f-4 Under the Investment Company Act” below.
Short sales are also subject to certain SEC regulations and certain European Union and United Kingdom regulations (under which there are restrictions on net short sales in certain securities). If the SEC or regulatory authorities in other jurisdictions were to adopt additional restrictions regarding short sales, they could restrict the Fund’s ability to engage in short sales in certain circumstances, and the Fund may be unable to execute its investment strategy as a result. In response to market events, the SEC and regulatory authorities in other jurisdictions may adopt (and in certain cases, have adopted) bans or other restrictions on short sales of certain securities or on derivatives and other hedging instruments used to achieve a similar economic effect. Such bans or other restrictions may make it impossible for the Fund to execute certain investment strategies and may have a material adverse effect on the Fund’s ability to generate returns.
Inflation Risk
Inflation risk is the risk that the value of assets or income from investment will be worth less in the future, as inflation decreases the value of money. As inflation increases, the real value of the Shares and distributions on those shares can decline. In addition, during any periods of rising inflation, interest rates on any borrowings by the Fund would likely increase, which would tend to further reduce returns to the holders of Shares. Inflation rates may change frequently and significantly due to a number of potential factors, including, among others, unexpected economic shifts or changes in fiscal or monetary policies.
Deflation Risk
Deflation risk is the risk that prices throughout the economy decline over time, which may have an adverse effect on the market valuation of companies, their assets and their revenues. In addition, deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.
Regulation as a “Commodity Pool”
The CFTC subjects advisers to registered investment companies to regulation by the CFTC if a fund that is advised by the investment adviser either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in CFTC Derivatives, or (ii) markets itself as providing investment exposure to such instruments. CFTC Rule 4.5 permits investment advisers to registered investment companies to claim an exclusion from the definition of “commodity pool operator” under the CEA with respect to a fund, provided certain requirements are met. In order to permit the Advisor to claim this exclusion with respect to the Fund, the Fund will limit its use of CFTC Derivatives (excluding transactions entered into for “bona fide hedging purposes,” as defined under CFTC regulations) such that either: (i) the aggregate initial margin and premiums required to establish its CFTC Derivatives do not exceed 5% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses on such positions, or (ii) the aggregate net notional value of its CFTC Derivatives does not exceed 100% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses on such positions. Additionally, the Fund will not market itself as a “commodity pool” or a vehicle for trading such instruments. Accordingly, the Fund is not subject to regulation under the CEA or otherwise regulated by the CFTC, and the Advisor has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA pursuant to Rule 4.5 under the CEA. The Advisor is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA in respect of the Fund.
Failure of Futures Commission Merchants and Clearing Organizations
The Fund may be required to deposit funds to margin open positions in the derivative instruments subject to the CEA with a clearing broker registered as a “futures commission merchant” (“FCM”). The CEA requires an FCM to segregate all funds received from customers with respect to any orders for the purchase or sale of U.S. domestic futures contracts and cleared swaps from the FCM’s proprietary assets. Similarly, the CEA requires each FCM to hold in a separate secure account all funds received from customers with respect to any orders for the purchase or sale of foreign futures contracts and segregate any such funds from the funds received with respect to domestic futures contracts. However, all funds and other property received by an FCM from its customers are held by the FCM on a commingled basis in an omnibus account and may be invested by the FCM in certain instruments permitted under the applicable regulation. There is a risk that assets deposited by the Fund with any swaps or futures FCM as margin for futures contracts may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s FCM. In addition, the assets of the Fund may not be fully protected in the event of the FCM’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the FCM’s combined domestic customer accounts.
Similarly, the CEA requires a clearing organization approved by the CFTC as a derivatives clearing organization to segregate all funds and other property received from a clearing member’s clients in connection with domestic futures, swaps and options contracts from any funds held at the clearing organization to support the clearing member’s proprietary trading. Nevertheless, with respect to futures and options contracts, a clearing organization may use assets of a non‑defaulting customer held in an omnibus account at the clearing organization to satisfy payment obligations of a defaulting customer of the clearing member to the clearing organization. As a result, in the event of a default or the clearing broker’s other clients or the clearing broker’s failure to extend own funds in connection with any such default, the Fund would not be able to recover the full amount of assets deposited by the clearing broker on its behalf with the clearing organization.
Decision-Making Authority Risk
Investors have no authority to make decisions or to exercise business discretion on behalf of the Fund, except as set forth in the Fund’s governing documents. The authority for all such decisions is generally delegated to the Board. The Board has delegated the day‑to‑day management of the Fund’s investment activities to the Advisor, subject to oversight by the Board.
Management Risk
The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund may be subject to a relatively high level of management risk because the Fund may invest in derivative instruments, which may be highly specialized instruments that require investment techniques and risk analyses different from those associated with equities and bonds.
Market and Selection Risk
Market risk is the possibility that the market values of securities owned by the Fund will decline. There is a risk that equity and/or bond markets will go down in value, including the possibility that such markets will go down sharply and unpredictably.
Stock markets are volatile, and the price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, the price of common stocks is sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur.
The prices of fixed income securities tend to fall as interest rates rise, and such declines tend to be greater among fixed income securities with longer maturities. Market risk is often greater among certain types of fixed income securities, such as zero coupon bonds that do not make regular interest payments but are instead bought at a discount to their face values and paid in full upon maturity. As interest rates change, these securities often fluctuate more in price than securities that make regular interest payments and therefore subject the Fund to greater market risk than a fund that does not own these types of securities.
When-issued and delayed delivery transactions are subject to changes in market conditions from the time of the commitment until settlement, which may adversely affect the prices or yields of the securities being purchased. The greater the Fund’s outstanding commitments for these securities, the greater the Fund’s exposure to market price fluctuations.
Selection risk is the risk that the securities that the Fund’s management selects will underperform the equity and/or bond market, the market relevant indices or other funds with similar investment objectives and investment strategies.
Reliance on the Advisor and Sub‑Advisors Risk
The Fund is dependent upon services and resources provided by the Advisor and Sub‑Advisors, and therefore the Advisor’s and Sub‑Advisors’ parent, BlackRock. The Advisor and Sub‑Advisors are not required to devote their full time to the business of the Fund and there is no guarantee or requirement that any investment professional or other employee of the Advisor or Sub‑Advisors will allocate a substantial portion of his or her time to the Fund. The loss of one or more individuals involved with the Advisor or Sub‑Advisors could have a material adverse effect on the performance or the continued operation of the Fund. For additional information on the Advisor, Sub‑Advisors and BlackRock, see “Management of the Fund—Advisor and Sub‑Advisors.”
Reliance on Service Providers Risk
The Fund must rely upon the performance of service providers to perform certain functions, which may include functions that are integral to the Fund’s operations and financial performance. Failure by any service provider to carry out its obligations to the Fund in accordance with the terms of its appointment, to exercise due care and skill or to perform its obligations to the Fund at all as a result of insolvency, bankruptcy or other causes could have a material adverse effect on the Fund’s performance and returns to shareholders. The termination of the Fund’s relationship with any service provider, or any delay in appointing a replacement for such service provider, could materially disrupt the business of the Fund and could have a material adverse effect on the Fund’s performance and returns to shareholders.
Information Technology Systems Risk
The Fund is dependent on the Advisor for certain management services as well as back-office functions. The Advisor depends on information technology systems in order to assess investment opportunities, strategies and markets and to monitor and control risks for the Fund. It is possible that a failure of some kind which causes disruptions to these information technology systems could materially limit the Advisor’s ability to adequately assess and adjust investments, formulate strategies and provide adequate risk control. Any such information technology-related difficulty could harm the performance of the Fund. Further, failure of the back-office functions of the Advisor to process trades in a timely fashion could prejudice the investment performance of the Fund.
Operational and Technology Risks
The Fund and the entities with which it interacts directly or indirectly are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning, which may result in losses for the Fund and its shareholders or impair the Fund’s operations. These entities include, but are not limited to, the Fund’s adviser, administrator, distributor, other service providers (e.g., index and benchmark providers, accountants, custodians, and transfer agents), financial intermediaries, counterparties, market makers, listing exchanges, other financial market operators, and governmental authorities, as applicable. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value. The Fund may incur substantial costs in order to mitigate operational and technology risks.
Cybersecurity incidents can result from deliberate attacks or unintentional events against an issuer in which the Fund invests, the Fund or any of its service providers. They include, but are not limited to, gaining unauthorized access to systems, misappropriating assets or sensitive information, corrupting or destroying data, and causing operational disruption. Geopolitical tension may increase the scale and sophistication of deliberate attacks, particularly those from nation states or from entities with nation state backing. Cybersecurity incidents may result in any of the following: financial losses; interference with the Fund’s ability to calculate its NAV; disclosure of confidential information; impediments to trading; submission of erroneous trades by the Fund or erroneous subscription or redemption orders; the inability of the Fund or its service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; and other legal and compliance expenses. Furthermore, cybersecurity incidents may render records of the Fund, including records relating to its assets and transactions, shareholder ownership of Fund shares, and other data integral to the Fund’s functioning, inaccessible, inaccurate or incomplete. Power outages, natural disasters, equipment malfunctions and processing errors that threaten information and technology systems relied upon by the Fund or its service providers, as well as market events that occur at a pace that overloads these systems, may also disrupt business operations or impact critical data. Recent advances in artificial intelligence and machine learning technology pose risks to the Fund and its portfolio investments. These advancements could harm the Fund and its portfolio investments by reducing the demand for both the technology and software offerings of the Fund’s portfolio investments. Additionally, these advancements could significantly disrupt the Fund’s portfolio investments and subject them to increased competition, which could have a material adverse effect on business, financial condition, and results of operations. Artificial intelligence and machine learning technology advancements, including efficiency improvements, without related increases in the adoption and development of such technologies, could also negatively impact demand for, and the valuation of, digital infrastructure assets.
The Fund and its portfolio investments could be exposed to the risks of artificial intelligence and machine learning technology if third-party service providers or any counterparties, whether or not known to the Fund, also use artificial intelligence and machine learning technology in their business activities. The Fund and its service providers may not be in a position to control the use of artificial intelligence and machine learning technology in third-party products or services.
Use of artificial intelligence and machine learning technology could include the input of confidential information in contravention of applicable policies, contractual or other obligations or restrictions, resulting in such confidential information becoming accessible by other third-party artificial intelligence and machine learning technology applications and users.
Independent of its context of use, artificial intelligence and machine learning technology is generally highly reliant on the collection and analysis of large amounts of data, may incorporate biased or inaccurate data, and it is not possible or practicable to incorporate all relevant data into the models that artificial intelligence and machine learning technology utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error, or could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of artificial intelligence and machine learning technology. The output or results of any such AI technologies may therefore be incomplete, erroneous, distorted or misleading. Further, AI tools may lack transparency as to how data is utilized and how outputs are generated. AI technologies may also allow the unintended introduction of vulnerabilities into infrastructures and applications. To the extent that the Fund or its portfolio investments are exposed to the risks of artificial intelligence and machine learning technology use, any such inaccuracies or errors could have adverse impacts on the Fund or its investments.
Regulations related to artificial intelligence and machine learning technology could also impose certain obligations and costs related to monitoring and compliance. For example, in April 2023, the Federal Trade Commission, U.S. Department of Justice, Consumer Financial Protection Bureau, and U.S. Equal Employment Opportunity Commission released a joint statement on artificial intelligence demonstrating interest in monitoring the development and use of automated systems and enforcement of their respective laws and regulations. In October 2023, an executive order established new standards for AI safety and security. In addition to the U.S. regulatory framework, in 2024, the EU adopted the Artificial Intelligence Act, which applies to certain artificial intelligence and machine learning technology and the data used to train, test, and deploy them, which may create additional compliance burdens, higher administrative costs, and significant penalties should the Fund, the adviser, or the Fund’s portfolio investments fail to comply.
Artificial intelligence and machine learning technology and its applications, including in the investment and financial sectors, continue to develop rapidly, and it is impossible to predict the future risks that may arise from such developments. The full extent of current or future risks related thereto is not possible to predict, and the Fund may not be able to anticipate, prevent, mitigate, or remediate all of the potential risks, challenges, or impacts of such changes.
While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. The Fund and its adviser seek to reduce these risks through controls, procedures and oversight, including establishing business continuity plans and risk management systems. However, there are inherent limitations in such plans and systems, including the possibility that certain risks that may affect the Fund have not been identified or may emerge in the future; that such plans and systems may not completely eliminate the occurrence or mitigate the effects of operational or information security disruptions or failures or of cybersecurity incidents; or that prevention and remediation efforts will not be successful or that incidents will go undetected. The Fund cannot control the systems, information security or other cybersecurity of the issuers in which it invests or its service providers, counterparties, and other third parties whose activities affect the Fund.
Lastly, the regulatory climate governing cybersecurity and data protection is developing quickly and may vary considerably across jurisdictions. Regulators continue to develop new rules and standards related to cybersecurity and data protection. Compliance with evolving regulations can be demanding and costly, requiring substantial resources to monitor and implement required changes.
Misconduct of Employees and of Service Providers
Misconduct or misrepresentations by employees of the Advisor or the Fund’s service providers could cause significant losses to the Fund. Employee misconduct may include binding the Fund to transactions that exceed authorized limits or present unacceptable risks and unauthorized trading activities, concealing unsuccessful trading activities, which, in any case, may result in unknown and unmanaged risks or losses, or making misrepresentations regarding any of the foregoing. Losses could also result from actions by the Fund’s service providers, including, without limitation, failing to recognize trades and misappropriating assets. In addition, employees and service providers may improperly use or disclose confidential information, which could result in litigation or serious financial harm, including limiting the Fund’s business prospects or future marketing activities. Despite the Advisor’s due diligence efforts, misconduct and intentional misrepresentations may be undetected or not fully comprehended, thereby potentially undermining the Advisor’s due diligence efforts. As a result, no assurances can be given that the due diligence performed by the Advisor will identify or prevent any such misconduct.

Effects of Leverage [Text Block]
Effects of Leverage
Assuming that leverage will represent approximately 25% of the Fund’s Managed Assets and that the Fund will bear expenses relating to that leverage at an average annual rate of 8.11%, the income generated by the Fund’s portfolio (net of estimated expenses) must exceed $11,739,610 in order to cover the expenses specifically related to the Fund’s use of leverage. Of course, these numbers are merely estimates used for illustration. Actual leverage expenses will vary frequently and may be significantly higher or lower than the rate estimated above.
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on total returns from an investment in Institutional Shares, Class A Shares, Class W Shares, Class U Shares and Class J Shares, respectively, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of (10)%, (5)%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See “Risks.” The table further reflects the use of leverage representing 25% of the Fund’s Managed Assets and the Fund’s currently projected annual leverage expense of 8.11%.

Assumed Portfolio Total Return (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Total Return to Holders of Institutional Shares	(10.6)%	(5.5)%	(0.3)%	4.9%	10.1%
Corresponding Total Return to Holders of Class A Shares	(10.6)%	(5.5)%	(0.3)%	4.9%	10.1%
Corresponding Total Return to Holders of Class W Shares	(10.6)%	(5.5)%	(0.3)%	4.9%	10.1%
Corresponding Total Return to Holders of Class U Shares	(10.6)%	(5.5)%	(0.3)%	4.9%	10.1%
Corresponding Total Return to Holders of Class J Shares	(10.6)%	(5.5)%	(0.3)%	4.9%	10.1%
The corresponding total return to holders of each class of Shares is composed of two elements: the common share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund) and gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0% the Fund must assume that the interest it receives on its investments is entirely offset by losses in the value of those securities.
In addition, because the Fund’s investment management fee is calculated as a percentage of the Fund’s Managed Assets, which include those assets purchased with leverage, during periods in which the Fund is using leverage, the fee paid to the Advisor will be higher than if the Fund did not use leverage.

Effects of Leverage, Purpose [Text Block]
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on total returns from an investment in Institutional Shares, Class A Shares, Class W Shares, Class U Shares and Class J Shares, respectively, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of (10)%, (5)%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See “Risks.” The table further reflects the use of leverage representing 25% of the Fund’s Managed Assets and the Fund’s currently projected annual leverage expense of 8.11%.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF SHARES
Shares of Beneficial Interest
The Fund is a statutory trust organized under the laws of Delaware pursuant to a Certificate of Trust, dated as of August 27, 2018, and the Declaration of Trust. The Fund is authorized to issue an unlimited number of Shares. The Declaration of Trust provides that the Trustees may authorize one or more classes of Shares, with Shares of each such class or series having such preferences, voting powers, terms of repurchase, if any, and special or relative rights or privileges (including conversion rights, if any) as the Board may determine. The Board may from time to time, without a vote of the common shareholders, divide, combine or, prior to the issuance of Shares, reclassify the Shares into a greater or lesser number without thereby changing the proportionate beneficial interest in such Shares.
The Fund has received exemptive relief from the SEC to, among other things, issue multiple classes of Shares and to impose asset-based distribution fees and early-withdrawal fees as applicable. An investment in any Share class of the Fund represents an investment in the same assets of the Fund. However, the minimum investment amounts, sales loads, if applicable, and ongoing fees and expenses for each Share class may be different. The fees and expenses for the Fund are set forth in “Summary of Fund Fees and Expenses.” The details of each class of Shares are set forth in “Plan of Distribution.”
There is currently no market for the Shares, and the Fund does not expect that a market for the Shares will develop in the foreseeable future.
Any additional offerings of classes of Shares will require approval by the Board. Any additional offering of classes of Shares will also be subject to the requirements of the Investment Company Act, which provides that such Shares may not be issued at a price below the then current NAV, exclusive of the sales load, except in connection with an offering to existing holders of Shares or with the consent of a majority of the Fund’s common shareholders.
The following table shows the amounts of Shares that have been authorized and outstanding as of April 7, 2026:

Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding Exclusive of Amount Held by the Fund or for its Account
Common shares of beneficial interest, par value $0.001 per share	Unlimited	None	66,487,918.28
Institutional Shares	Unlimited	None	51,138,276.50
Class A Shares	Unlimited	None	9,386,713.28
Class W Shares	Unlimited	None	23,786.87
Class U Shares	Unlimited	None	5,881,204.20
Class J Shares	Unlimited	None	57,937.43
Common Shares
Each Share has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and, under the Delaware Statutory Fund Act, the purchasers of the Shares will have no obligation to make further payments for the purchase of the Shares or contributions to the Fund solely by reason of their ownership of the Shares, except that the Trustees shall have the power to cause shareholders to pay certain expenses of the Fund by setting off charges due from shareholders from declared but unpaid dividends or distributions owed the shareholders and/or by reducing the number of Shares owned by each respective shareholder, and except for the obligation to repay any funds wrongfully distributed. Distributions may be made to the holders of the Fund’s Institutional Shares, Class A Shares, Class W Shares, Class U Shares and Class J Shares at the same time and in different per Share amounts on such Institutional Shares, Class A Shares, Class W Shares, Class U Shares and Class J Shares if, as and when authorized and declared by the Board. Although an investment in any class of Shares represents an investment in the same assets of the Fund, the purchase restrictions and ongoing fees and expenses for each share class are different, resulting in different NAVs and distributions for each class of Shares. See “Plan of Distribution.”
If and whenever Preferred Shares are outstanding, the holders of Shares will not be entitled to receive any distributions from the Fund unless all accrued dividends on Preferred Shares have been paid, unless asset coverage (as defined in the Investment Company Act) with respect to Preferred Shares would be at least 200% after giving effect to the distributions and unless certain other requirements imposed by any rating agencies rating the Preferred Shares have been met. See “—Preferred Shares” below. All Shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights. The Fund will send annual and semi-annual reports, including financial statements, to all holders of its shares.
Unlike open‑end funds, the Fund does not provide daily redemptions, and unlike traditional closed‑end funds, the Shares are not listed on any securities exchange. The Fund is designed for long-term investors and an investment in the Shares, unlike an investment in a traditional listed closed‑end fund, should be considered illiquid. You should not purchase the Shares if you intend to sell them soon after purchase. An investment in the Shares is not suitable for investors who need access to the money they invest. See “Periodic Repurchase Offers” below.
Preferred Shares
The Declaration of Trust provides that the Board may authorize and issue Preferred Shares, with rights as determined by the Board, by action of the Board without the approval of the holders of Shares. Holders of Shares have no preemptive right to purchase any Preferred Shares that might be issued. See “Investment Policies and Techniques—Preferred Shares” in the SAI.
Under the Investment Company Act, the Fund is not permitted to issue Preferred Shares unless immediately after such issuance the value of the Fund’s total assets is at least 200% of the liquidation value of the outstanding Preferred Shares (i.e., the liquidation value may not exceed 50% of the Fund’s total assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Shares unless, at the time of such declaration, the value of the Fund’s total assets is at least 200% of such liquidation value. If the Fund issues Preferred Shares, it may be subject to restrictions imposed by guidelines of one or more rating agencies that may issue ratings for Preferred Shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the Investment Company Act. It is not anticipated that these covenants or guidelines would impede the Advisor from managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies.
Although the terms of any Preferred Shares that the Fund might issue in the future, including dividend rate, liquidation preference and redemption provisions, will be determined by the Board, subject to applicable law and the Declaration of Trust, it is likely that any such Preferred Shares issued would be structured to carry a relatively short-term dividend rate reflecting interest rates on short-term debt securities, by providing for the periodic redetermination of the dividend rate at relatively short intervals through a fixed spread or remarketing procedure, subject to a maximum rate which would increase over time in the event of an extended period of unsuccessful remarketing. The Fund also believes that it is likely that the liquidation preference, voting rights and redemption provisions of any such Preferred Shares would be similar to those stated below.
Liquidation Preference. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of Preferred Shares will be entitled to receive a preferential liquidating distribution, which would be expected to equal the original purchase price per preferred share plus accrued and unpaid dividends, whether or not declared, before any distribution of assets is made to holders of Shares. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of Preferred Shares would not be entitled to any further participation in any distribution of assets by the Fund.
Voting Rights. The Investment Company Act requires that the holders of any Preferred Shares, voting separately as a single class, have the right to elect at least two Fund Trustees at all times. The remaining Fund Trustees will be elected by holders of Shares and Preferred Shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any Preferred Shares have the right to elect a majority of the Fund Trustees at any time two years’ dividends on any Preferred Shares are unpaid. The Investment Company Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the Preferred Shares, and (2) take any action requiring a vote of security holders under Section 13(a) of the Investment Company Act, including, among other things, changes in the Fund’s sub‑classification as a closed‑end investment company or changes in its fundamental investment restrictions. See “Certain Provisions in the Agreement and Declaration of Trust and Bylaws.” As a result of these voting rights, the Fund’s ability to take any such actions may be impeded to the extent that there are any Preferred Shares outstanding. The Board presently intends that, except as otherwise indicated in this prospectus and except as otherwise required by applicable law, holders of any Preferred Shares will have equal voting rights with holders of Shares (one vote per share, unless otherwise required by the Investment Company Act) and will vote together with holders of Shares as a single class.
The affirmative vote of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, would be required to amend, alter or repeal any of the preferences, rights or powers of holders of Preferred Shares so as to affect materially and adversely such preferences, rights or powers, or to increase or decrease the authorized number of Preferred Shares. The class vote of holders of Preferred Shares described above would in each case be in addition to any other vote required to authorize the action in question.
Redemption, Purchase and Sale of Preferred Shares by the Fund. The terms of any Preferred Shares are expected to provide that (1) they are redeemable by the Fund in whole or in part at the original purchase price per share plus accrued dividends per share, (2) the Fund may tender for or purchase Preferred Shares and (3) the Fund may subsequently resell any shares so tendered for or purchased. Any redemption or purchase of Preferred Shares by the Fund would reduce the leverage applicable to the Shares, while any resale of the Shares by the Fund would increase that leverage.
Liquidity Feature. Preferred shares may include a liquidity feature that allows holders of Preferred Shares to have their shares purchased by a liquidity provider in the event that sell orders have not been matched with purchase orders and successfully settled in a remarketing. The Fund will pay a fee to the provider of this liquidity feature, which would be borne by common shareholders of the Fund. The terms of such liquidity feature may require the Fund to redeem Preferred Shares still owned by the liquidity provider following a certain period of continuous, unsuccessful remarketing, which may adversely impact the Fund.
The discussion above describes the possible offering of Preferred Shares by the Fund. If the Board determines to proceed with such an offering, the terms of the Preferred Shares may be the same as, or different from, the terms described above, subject to applicable law and the Fund’s Agreement and Declaration of Trust. The Board, without the approval of the holders of Shares, may authorize an offering of Preferred Shares or may determine not to authorize such an offering, and may fix the terms of the Preferred Shares to be offered.

Security Voting Rights [Text Block]
Voting Rights. The Investment Company Act requires that the holders of any Preferred Shares, voting separately as a single class, have the right to elect at least two Fund Trustees at all times. The remaining Fund Trustees will be elected by holders of Shares and Preferred Shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any Preferred Shares have the right to elect a majority of the Fund Trustees at any time two years’ dividends on any Preferred Shares are unpaid. The Investment Company Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the Preferred Shares, and (2) take any action requiring a vote of security holders under Section 13(a) of the Investment Company Act, including, among other things, changes in the Fund’s sub‑classification as a closed‑end investment company or changes in its fundamental investment restrictions. See “Certain Provisions in the Agreement and Declaration of Trust and Bylaws.” As a result of these voting rights, the Fund’s ability to take any such actions may be impeded to the extent that there are any Preferred Shares outstanding. The Board presently intends that, except as otherwise indicated in this prospectus and except as otherwise required by applicable law, holders of any Preferred Shares will have equal voting rights with holders of Shares (one vote per share, unless otherwise required by the Investment Company Act) and will vote together with holders of Shares as a single class.

Security Liquidation Rights [Text Block]
Liquidation Preference. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of Preferred Shares will be entitled to receive a preferential liquidating distribution, which would be expected to equal the original purchase price per preferred share plus accrued and unpaid dividends, whether or not declared, before any distribution of assets is made to holders of Shares. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of Preferred Shares would not be entitled to any further participation in any distribution of assets by the Fund.

Outstanding Securities [Table Text Block]
The following table shows the amounts of Shares that have been authorized and outstanding as of April 7, 2026:

Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding Exclusive of Amount Held by the Fund or for its Account
Common shares of beneficial interest, par value $0.001 per share	Unlimited	None	66,487,918.28
Institutional Shares	Unlimited	None	51,138,276.50
Class A Shares	Unlimited	None	9,386,713.28
Class W Shares	Unlimited	None	23,786.87
Class U Shares	Unlimited	None	5,881,204.20
Class J Shares	Unlimited	None	57,937.43

Fixed Income Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Fixed Income Securities Risks
Fixed income securities in which the Fund may invest are generally subject to the following risks:
Interest Rate Risk. The market value of bonds and other fixed income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. (Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates.) The magnitude of these fluctuations in the market price of bonds and other fixed income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s NAV. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by the Fund’s management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-related securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed income securities, government-guaranteed securities will fluctuate in value when interest rates change.
The Fund’s intended use of leverage, including through the use of instruments such as reverse repurchase agreements and dollar roll transactions, will tend to increase the Fund’s interest rate risk. The Fund may utilize certain strategies, including taking positions in futures or interest rate swaps, for the purpose of reducing the interest rate sensitivity of fixed income securities held by the Fund and decreasing the Fund’s exposure to interest rate risk. The Fund is not required to hedge its exposure to interest rate risk and may choose not to do so. In addition, there is no assurance that any attempts by the Fund to reduce interest rate risk will be successful or that any hedges that the Fund may establish will perfectly correlate with movements in interest rates.
The Fund may invest in variable and floating rate debt instruments, which generally are less sensitive to interest rate changes than longer duration fixed rate instruments, but may decline in value in response to rising interest rates if, for example, the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general. Conversely, variable and floating rate instruments generally will not increase in value if interest rates decline. The Fund also may invest in inverse floating rate debt securities, which may decrease in value if interest rates increase, and which also may exhibit greater price volatility than fixed rate debt obligations with similar credit quality. To the extent the Fund holds variable or floating rate instruments, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities, which may adversely affect the NAV of the Fund’s Shares.
Issuer Risk. The value of fixed income securities may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, reduced demand for the issuer’s goods and services, historical and prospective earnings of the issuer and the value of the assets of the issuer.
Credit Risk. One of the fundamental risks associated with the Fund’s investments is credit risk, which is the risk that an issuer will be unable or unwilling to make timely principal and interest payments on its outstanding debt obligations when due or otherwise honor their obligations. The Fund’s return to investors would be adversely impacted if an issuer of debt in which the Fund invests becomes unable to make such payments when due.
Although the Fund may make investments that the Advisor believes are secured by specific collateral, the value of which may initially exceed the principal amount of such investments or the Fund’s fair value of such investments, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non‑payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. The Fund may also invest in leveraged loans, high yield securities, marketable and non‑marketable common and preferred equity securities and other unsecured investments, each of which involves a higher degree of risk than senior secured loans. Furthermore, the Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of a senior lender, to the extent applicable. Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In addition, loans may provide for payments‑in‑kind, which have a similar effect of deferring current cash payments. In such cases, an issuer’s ability to repay the principal of an investment may depend on the long-term success of the company, the occurrence of which is uncertain.
With respect to the Fund’s investments in any number of credit products, if the borrower or issuer breaches any of the covenants or restrictions under the credit agreement that governs loans of such issuer or borrower, it could result in a default under the applicable indebtedness as well as the indebtedness held by the Fund. Such default may allow the creditors to accelerate the related debt and may result in the acceleration of any other debt to which a cross-acceleration or cross-default provision applies. This could result in an impairment or loss of the Fund’s investment or a pre‑payment (in whole or in part) of the Fund’s investment.
Similarly, while the Fund will generally target investing in companies it believes are of high quality, these companies could still present a high degree of business and credit risk. Companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment or the continuation or worsening of the current (or any future) economic and financial market downturns and dislocations. As a result, companies that the Fund expected to be stable or improve may operate, or expect to operate, at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or maintain their competitive position, or may otherwise have a weak financial condition or experience financial distress. In addition, exogenous factors such as fluctuations of the equity markets also could result in warrants and other equity securities or instruments owned by the Fund becoming worthless.
Prepayment Risk. During periods of declining interest rates, borrowers may exercise their option to prepay principal earlier than scheduled. For fixed rate securities, such payments often occur during periods of declining interest rates, forcing the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund’s income and distributions to shareholders. This is known as prepayment or “call” risk. Below investment grade securities frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met (“call protection”). For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced.
Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Duration and Maturity Risk. The Fund has no set policy regarding portfolio maturity or duration of the fixed income securities it may hold. The Advisor may seek to adjust the portfolio’s duration or maturity based on its assessment of current and projected market conditions and all factors that the Advisor deems relevant. In comparison to maturity (which is the date on which the issuer of a debt instrument is obligated to repay the principal amount), duration is a measure of the price volatility of a debt instrument as a result in changes in market rates of interest, based on the weighted average timing of the instrument’s expected principal and interest payments. Specifically, duration measures the anticipated percentage change in NAV that is expected for every percentage point change in interest rates. The two have an inverse relationship. Duration can be a useful tool to estimate anticipated price changes to a fixed pool of income securities associated with changes in interest rates. For example, a duration of five years means that a 1% decrease in interest rates will increase the NAV of the portfolio by approximately 5%; if interest rates increase by 1%, the NAV will decrease by 5%. However, in a managed portfolio of fixed income securities having differing interest or dividend rates or payment schedules, maturities, redemption provisions, call or prepayment provisions and credit qualities, actual price changes in response to changes in interest rates may differ significantly from a duration-based estimate at any given time. Actual price movements experienced by a portfolio of fixed income securities will be affected by how interest rates move (i.e., changes in the relationship of long-term interest rates to short-term interest rates and in the relationship of interest rates for highly rated securities and rates for below investment grade securities), the magnitude of any move in interest rates, actual and anticipated prepayments of principal through call or redemption features, the extension of maturities through restructuring, the sale of securities for portfolio management purposes, the reinvestment of proceeds from prepayments on and from sales of securities, and credit quality-related considerations whether associated with financing costs to lower credit quality borrowers or otherwise, as well as other factors. Accordingly, while duration maybe a useful tool to estimate potential price movements in relation to changes in interest rates, investors are cautioned that duration alone will not predict actual changes in the net asset or market value of the Fund’s shares and that actual price movements in the Fund’s portfolio may differ significantly from duration-based estimates. Duration differs from maturity in that it takes into account a security’s yield, coupon payments and its principal payments in addition to the amount of time until the security finally matures. As the value of a security changes over time, so will its duration. Prices of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. In general, a portfolio of securities with a longer duration can be expected to be more sensitive to interest rate changes than a portfolio with a shorter duration.
Any decisions as to the targeted duration or maturity of any particular category of investments or of the Fund’s portfolio generally will be made based on all pertinent market factors at any given time. The Fund may incur costs in seeking to adjust the portfolio’s average duration or maturity. There can be no assurances that the Advisor’s assessment of current and projected market conditions will be correct or that any strategy to adjust the portfolio’s duration or maturity will be successful at any given time.

Variable and Floating Rate Instrument Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Variable and Floating Rate Instrument Risk
Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed securities of the same maturity. These securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction in income received from variable and floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time. Floating rate securities generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Benchmark interest rates may not accurately track market interest rates. Although floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impair their value.

Closed End Interval Fund Illiquidity of Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Closed‑End Interval Fund; Illiquidity of Shares
The Fund is structured as an “interval fund” and designed primarily for long-term investors. An investment in the Shares, unlike an investment in a traditional listed closed‑end fund, should be considered illiquid. The Shares are appropriate only for investors who are seeking an investment in less liquid or illiquid portfolio investments within an illiquid fund. An investment in the Shares is not suitable for investors who need access to the money they invest. Unlike open‑end funds (commonly known as mutual funds), which generally permit redemptions on a daily basis, the Shares are not redeemable at an investor’s option. Unlike traditional listed closed‑end funds, the Shares are not listed for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. The NAV of the Shares may be volatile and the Fund’s use of leverage will increase this volatility. As the Shares are not traded, investors may not be able to dispose of their investment in the Fund when or in the amount desired, no matter how the Fund performs.
Although the Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case the Fund may not repurchase all of your Shares tendered in that offer. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.

Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Risk
An investment in the Fund’s Shares is subject to investment risk, including the possible loss of the entire amount that you invest. As with any stock, the price of the Fund’s Shares will fluctuate with market conditions and other factors. If shares are sold, the price received may be more or less than the original investment. The Shares are designed for longer-term investors and the Fund should not be treated as a trading vehicle. At any point in time an investment in the Fund’s Shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund. During periods in which the Fund may use leverage, the Fund’s investment and certain other risks will be magnified.

Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Offers Risk
As described under “Periodic Repurchase Offers” below, the Fund is an “interval fund” and, in order to provide liquidity to shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding
Shares at NAV, pursuant to Rule 23c‑3 under the Investment Company Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders. Repurchase offers generally are funded from available cash or sales of portfolio securities but may be funded with borrowings.
However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio and portfolio turnover. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Payment for tendered Shares may require the liquidation of the Fund’s investments earlier than the Advisor would otherwise liquidate these holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. Such liquidations may also cause the Fund to sell its more liquid investments, which may reduce the size of future repurchase offerings and may result in the Fund selling investments at inopportune times or at times prior to when the Advisor believes the Fund may be able to realize the best return on such investments. Additionally, because such liquidations may cause the Fund to sell its more liquid investments, common shareholders who choose not to tender into a repurchase offer will hold investments in a Fund whose portfolio may become increasingly illiquid. As the Fund’s portfolio becomes more illiquid, the Fund’s portfolio may become harder to value, and it may become harder for the Fund to dispose of its investments at prices the Advisor believes reflect their fair value, or at all, resulting in losses to the Fund and its shareholders. See “—Valuation Risk.”
Diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective.
Subject to the Fund’s investment restriction with respect to leverage, the Fund may utilize leverage to finance the repurchase of Shares. However, there can be no assurance that the Fund will be able to obtain such financing. Moreover, if the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing Fund expenses borne by common shareholders of the Fund (in addition to the increase in pro rata expenses that will result from having a smaller base of assets after any such repurchase offers over which to spread fixed expenses) and reducing any net investment income.
If a repurchase offer is oversubscribed, the Fund may determine to increase the amount repurchased by up to 2% of the outstanding Shares as of the date of the Repurchase Request Deadline. In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the outstanding Shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Shareholders will be subject to the risk of NAV fluctuations during that period. Some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. Affiliates of the Fund may own Shares and determine to participate in the Fund’s repurchase offers, which may contribute to a repurchase offer being oversubscribed and the Fund effecting repurchases on a pro rata basis. A shareholder may be subject to market and other risks, and the NAV of Shares tendered in a repurchase offer may fluctuate between the date a shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a shareholder submits a repurchase request. See “Periodic Repurchase Offers.”
In addition, the repurchase of Shares by the Fund will generally be a taxable event to common shareholders.
In a scenario where the Fund’s portfolio is becoming increasingly illiquid, the Board may determine that it is in the best interests of the Fund and its shareholders to liquidate and dissolve the Fund. See “—Liquidation Scenarios.”

Distribution Payment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distribution Payment Risk
The Fund cannot assure investors that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year‑to‑year increases in cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.
In the event that the Fund encounters delays in locating suitable investment opportunities, all or a substantial portion of the Fund’s distributions may constitute a return of capital to shareholders. To the extent that the Fund pays distributions that constitute a return of capital for U.S. federal income tax purposes, it will lower an investor’s tax basis in his or her Shares. A return of capital generally is a return of an investor’s investment, rather than a return of earnings or gains derived from the Fund’s investment activities, and generally results in a reduction of the tax basis in the Shares. As a result from such reduction in tax basis, shareholders may be subject to tax in connection with the sale of Fund Shares, even if such Shares are sold at a loss relative to the shareholder’s original investment.

Liquidation Scenarios [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidation Scenarios
The Board may determine at any time and in its discretion that it is in the best interests of the Fund and its shareholders to liquidate and dissolve the Fund. Pursuant to the Fund’s Declaration of Trust, the dissolution of the Fund requires the affirmative vote of at least 80% of the Fund’s Trustees. A shareholder vote is not required to liquidate or dissolve the Fund. If the Board were to vote to dissolve and liquidate the Fund and the Fund’s investment portfolio is substantially illiquid, the Advisor would not likely be able to liquidate the Fund’s remaining assets in a short period of time. Rather, the Fund’s assets would likely be liquidated over an extended period of time, which could amount to several years or longer and, during such a liquidation period, shareholders remaining in the Fund would be subject to, among other risks, (i) the risk that these remaining assets may fluctuate in value prior to their ultimate disposition, (ii) the risk that the Fund may not realize what the Advisor believes to be the optimal value for such assets upon their disposition, (iii) the risk that the Fund may be forced to dispose of assets at a loss or may not be able to realize any significant profit from the investment position, and (iv) the risk that the Fund may lose the entire value of an investment upon its disposition. Additionally, the Fund may choose to hold its remaining assets in a liquidating trust or other similar vehicle, and the value of such assets would further be reduced by any expenses incurred by such liquidating trust. Moreover, it is likely that any assets remaining in the Fund or a liquidating trust (or similar vehicle) after an initial round of liquidation will be illiquid. In such a liquidation scenario, Shares will be entirely illiquid, and common shareholders should expect to have to bear the risks of having invested in the Fund for an indefinite period of time, should not expect to receive cash liquidating distributions within any set period of time or on a regular basis, and should not expect to realize the full NAV per Share of the applicable class of the Fund on the date the Board determines to dissolve the Fund.

Effect of Additional Subscriptions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Effect of Additional Subscriptions
The Fund intends to accept additional subscriptions for Shares, and such subscriptions will dilute the interest of existing shareholders in the Fund’s investment portfolio, which could have an adverse impact on the value of existing shareholders’ Shares.

Effect of Liquidation on Investment Objective [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Effect of Liquidation on Investment Objective
If the Fund is in the process of a complete liquidation pursuant to the Declaration of Trust, in order to effect an orderly liquidation of the Fund’s assets, the Fund may not comply with its investment objective during liquidation.

Purchase Price Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Purchase Price Risk
The purchase price at which an investor purchases Shares will be determined at each daily closing and will equal the NAV per Share of the applicable class as of such date, plus, with respect to Class A Shares, Class W Shares and Class J Shares, the applicable sales load. As a result, in the event of an increase in the Fund’s NAV per Share of an applicable class, an investor’s purchase price may be higher than the prior daily closing price per Share of the applicable class, and therefore an investor may receive fewer Shares than if an investor had subscribed at the prior daily closing price.

Best Efforts Offering Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Best-Efforts Offering Risk
This offering is being made on a reasonable best efforts basis, whereby the Distributor is only required to use its reasonable best efforts to sell the Shares and neither it nor any Dealer has a firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum number of Shares is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base. As a result, the Fund may be unable to achieve its investment objective and an investor could lose some or all of the value of his or her investment in the Shares. The Distributor is an affiliate of the Fund and the Advisor. As a result, the Distributor’s due diligence review and investigation of the Fund and this prospectus cannot be considered to be an independent review.

Private Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private Credit Risk
As part of its strategy, the Fund will seek to invest in select less liquid or illiquid private credit investments, generally involving corporate borrowers or asset-based collateral, that are believed to present the potential for higher yield versus some of the more liquid portions of the Fund’s portfolio. Typically, private credit investments are in restricted securities that are not traded in public markets and subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund may, from time to time or over time, focus its private credit investments in a particular industry or sector or select industries or sectors. Investment performance of such industries or sectors may thus at times have an out‑sized impact on the performance of the Fund. The Fund’s investments are also subject to the risks associated with investing in private securities. Investments in private securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Fund will be able to realize the value of such investments in a timely manner. See “Risks—Principal Risks—Restricted and Illiquid Investments Risks.” Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The companies in which the Fund invests may be leveraged, often as a result of leveraged buyouts or other recapitalization transactions, and often will not be rated by national credit rating agencies. See “—Below Investment Grade Securities Risk.”

Dynamic Allocation Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dynamic Allocation Strategy Risk
While BCIA generally intends to seek attractive returns for the Fund by dynamically allocating the Fund’s assets across a wide range of private and public credit investments and investment strategies, BCIA may pursue additional investment strategies and may modify or depart from its initial investment strategy, investment process and investment techniques as it determines appropriate, subject to compliance with the Fund’s policy to invest at least 80% of its Managed Assets in credit-related investments. BCIA may pursue investments outside of the industries, geographies and sectors in which it has previously made investments or has internal operational experience.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk
The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability or human error. The Advisor may use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value. When market quotations are not available, the Advisor may price such investments pursuant to a number of methodologies, such as computer-based analytical modeling or individual security evaluations. These methodologies generate approximations of market values, and there may be significant professional disagreement about the best methodology for a particular type of financial instrument or different methodologies that might be used under different circumstances. In the absence of an actual market transaction, reliance on such methodologies is essential, but may introduce significant variances in the ultimate valuation of the Fund’s investments. Technological issues and/or errors by pricing services or other third-party service providers may also impact the Fund’s ability to value its investments and the calculation of the Fund’s NAV.
When market quotations are not readily available or are believed by the Advisor to be unreliable, the Advisor will fair value the Fund’s investments in accordance with its policies and procedures. Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s‑length transaction. Fair value pricing may require determinations that are inherently subjective and inexact about the value of a security or other asset. Fair valuations, particularly those of private companies and privately originated instruments, also often reflect only periodic information received by the Advisor about the issuer’s financial condition and/or business operations, which may be on a lagged basis and can be based on estimates. As a result, there can be no assurance that fair value priced assets will not result in future adjustments to the prices of securities or other assets, or that fair value pricing will reflect a price that the Fund is able to obtain upon sale, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. For example, the Fund’s NAV could be adversely affected if the Fund’s determinations regarding the fair value of the Fund’s investments were materially higher than the values that the Fund ultimately realizes upon the disposal of such investments. Where market quotations are not readily available, valuation may require more research than for more liquid investments. In addition, elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available.
A substantial portion of the Fund’s assets are expected to consist of securities of private companies for which there are no readily available market quotations. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. Such securities are valued by the Fund daily at fair value as determined pursuant to policies and procedures approved by the Board. In determining fair value each day, the Advisor is required to consider all appropriate factors relevant to value and all indicators of value available to the Fund. The determination of fair value necessarily involves judgment in evaluating this information in order to determine the price that the Fund might reasonably expect to receive for the security upon its current sale. The most relevant information may often be provided by the issuer of the securities. Given the nature, timeliness, amount and reliability of information provided by the issuer, fair valuations may become more difficult and uncertain as such information is unavailable or becomes outdated. The Fund prices its Shares daily and therefore all assets, including assets valued at fair value, are valued daily. Because the Fund will value all of its assets daily, the Fund is subject to greater risk that the information available to determine fair value on any given day is uncertain, incomplete and potentially unreliable and, as a result, that the prices assigned to fair valued securities may not in fact represent approximately the price that the Fund could receive upon their current sale. While the Advisor seeks to evaluate on a daily basis material information about the Fund’s fair valued assets, for the reasons noted herein, the Advisor may not be able to acquire and/or evaluate properly such information on a daily basis. As a result, the Advisor’s fair value determinations could cause the Fund’s NAV to materially differ from what it would have been had such information been fully incorporated.
The value at which the Fund’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. Securities held by the Fund may routinely trade with bid‑offer spreads that may be significant. In addition, the Fund may hold loans or privately placed securities for which no public market exists. There can be no guarantee that the Fund’s investments could ultimately be realized at the Fund’s valuation of such investments. In addition, the Fund’s compliance with the asset diversification tests applicable to RICs depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof.
The Fund’s NAV is a critical component in several operational matters including computation of advisory and services fees and determination of the price at which the Shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Fund’s investments will impact, positively or negatively, the fees and expenses shareholders will pay, the price a shareholder will receive in connection with a repurchase offer and the number of shares an investor will receive upon investing in the Fund. The Fund may need to liquidate certain investments, including illiquid investments, in order to repurchase Shares in connection with a repurchase offer. A subsequent decrease in the valuation of the Fund’s investments after a repurchase offer could potentially disadvantage remaining shareholders to the benefit of shareholders whose Shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Fund’s investments could potentially disadvantage shareholders whose Shares were accepted for repurchase to the benefit of remaining shareholders. Similarly, a subsequent decrease in the valuation of the Fund’s investments after a subscription could potentially disadvantage subscribing investors to the benefit of pre‑existing shareholders, and a subsequent increase in the valuation of the Fund’s investments after a subscription could potentially disadvantage pre‑existing shareholders to the benefit of subscribing investors. For more information regarding the Fund’s calculation of its NAV, see “Net Asset Value.”

Competition for Investment Opportunities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Competition for Investment Opportunities
The Fund competes for investments with other investment funds and institutional investors. Certain investors have increasingly begun to invest in areas in which they have not traditionally invested. As a result of these new entrants, competition for investment opportunities may intensify. Some of the Fund’s competitors are larger and may have greater financial and other resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than the Fund is able or willing to do. Furthermore, some of the Fund’s competitors may not be subject to the regulatory restrictions that the Investment Company Act imposes on it as a closed‑end fund. These factors may make it more difficult for the Fund to achieve its investment objective.
The Fund is prohibited under the Investment Company Act from participating in certain “joint” transactions with certain of its affiliates (as well as affiliated persons of such affiliated persons), which in certain circumstances could include investments in the same portfolio company (whether at the same or different times to the extent the transaction involves jointness), without prior approval from the SEC or reliance on an applicable exemptive rule under the Investment Company Act or other regulatory guidance. Among others, affiliated persons of the Fund may include other investment funds managed by the Advisor, the Sub‑Advisors, or other BlackRock investment advisers. Even though the portion of the Fund sub‑advised by BCIA is covered by exemptive relief that permits certain “joint” transactions, the conditions imposed by the SEC in granting such relief may preclude the Fund from participating in transactions in which it would otherwise wish to engage. There can be no assurance that any such conditions will not adversely affect the Fund’s ability to capitalize on attractive investment opportunities.
In addition, entering into certain transactions that are not deemed “joint” transactions (for purposes of the Investment Company Act and relevant guidance from the SEC) may potentially lead to joint transactions within the meaning of the Investment Company Act in the future. This may be the case, for example, with issuers who are near default and more likely to enter into restructuring or work‑out transactions with their existing debt holders, which may include the Fund and its affiliates. In some cases, to avoid the potential for future joint transactions, the Advisor or a Sub‑Advisor may avoid allocating an investment opportunity to the Fund that it would otherwise allocate.
BCIA and the Fund rely on exemptive relief that permits the portion of the Fund managed by BCIA (which is anticipated to be all or substantially all of the Fund’s assets) to co‑invest with affiliated investment funds advised or sub‑advised by BCIA (or certain affiliates) and with certain affiliates of BCIA acting in a principal capacity in certain private transactions where terms other than price are negotiated. Co‑investments in such private transactions made in reliance on the Co‑Investment Order are subject to compliance with the conditions of the Co‑Investment Order. In some instances, the Fund will not be permitted to invest in such privately negotiated transactions where the conditions of the Co‑Investment Order are not able to be satisfied. Only the portion of the Fund that is managed by BCIA relies on the Co‑Investment Order, and co‑investments in reliance on the Co‑Investment Order are permitted only with affiliated investment funds advised or sub‑advised by BCIA (or certain affiliates) and with certain affiliates of BCIA acting in a principal capacity. With respect to any private credit investments of the Fund not managed by BCIA, the Fund may co‑invest in private credit investments only as permitted by existing regulatory guidance.
Pursuant to the terms of the Co‑Investment Order, any co‑investment under the Co‑Investment Order will be made on equal footing with other affiliated investment funds advised or sub‑advised by BCIA (or certain affiliates), including the condition requiring that participants in a co‑investment transaction purchase or dispose of the same class of securities, at the same time, for the same price and with substantially the same other terms. In some cases, the requirements of the Co‑Investment Order may result in an investment by the Fund being structured in a manner that differs from how the investment may have been structured if the Fund were not investing in reliance on the Co‑Investment Order. In addition, a majority of the Independent Trustees are required to make certain findings in connection with certain potential co‑investment transactions in reliance on the Co‑Investment Order. To the extent the Fund is able to make co‑investments with other affiliated investment funds advised or sub‑advised by BCIA (or certain affiliates) in reliance on the Co‑Investment Order, these co‑investment transactions may give rise to conflicts of interest or perceived conflicts of interest among the Fund and the other participating affiliated investment funds.
Affiliated investment funds currently existing or formed in the future may invest in asset classes similar to those targeted by the Fund. As a result, the Advisor, BCIA and/or their affiliates may face conflicts in allocating investment opportunities between the Fund and such other entities. An investment opportunity that is suitable for multiple clients of the Advisor, BCIA and their affiliates may not be shared among some or all of such clients and affiliates due to the limited scale of the opportunity or other factors, including restrictions imposed by the Investment Company Act or the Fund. Although the Advisor, BCIA and their affiliates, in the aggregate, will allocate investment opportunities to the Fund in what they believe to be a fair and equitable manner over time, it is possible that over time the Fund may not be able to participate in certain investments made by affiliated investment funds that it might otherwise have desired to participate in.
See “Conflicts of Interest” and “Management of the Fund—Portfolio Management—Potential Material Conflicts of Interest” in the SAI.

Corporate Bonds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Corporate Bonds Risk
The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate and longer term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter term corporate bonds. The market value of a corporate bond also may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the market place, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. Certain risks associated with investments in corporate bonds are described elsewhere in this prospectus in further detail, including above under “—Fixed Income Securities Risks,” “Additional Risks—Inflation Risk” and “Additional Risks—Deflation Risks.” There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments. Corporate bonds of below investment grade quality are subject to the risks described herein under “—Below Investment Grade Securities Risk.”

Below Investment Grade Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Below Investment Grade Securities Risk
The Fund expects to invest in securities that are rated, at the time of investment, below investment grade quality (rated Ba/BB or below, or judged to be of comparable quality by the Advisor), which are commonly referred to as “high yield” or “junk” bonds and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. The value of high yield, lower quality bonds is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high yield bonds are not perceived to be as strong financially as those with higher credit ratings. These issuers are more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments. Lower grade securities may be particularly susceptible to economic downturns. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities. See “—Risks Associated with Recent Market Events.”
Lower grade securities, though high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The secondary market for lower grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times for the Fund to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment in Shares of the Fund, both in the short-term and the long-term.
The prices of fixed income securities generally are inversely related to interest rate changes; however, below investment grade securities historically have been somewhat less sensitive to interest rate changes than higher quality securities of comparable maturity because credit quality is also a significant factor in the valuation of lower grade securities. On the other hand, an increased rate environment results in increased borrowing costs generally, which may impair the credit quality of low‑grade issuers and thus have a more significant effect on the value of some lower grade securities. In addition, the current low rate environment has expanded the historic universe of buyers of lower grade securities as traditional investment grade oriented investors have been forced to accept more risk in order to maintain income. As rates rise, these recent entrants to the low‑grade securities market may exit the market and reduce demand for lower grade securities, potentially resulting in greater price volatility.
The ratings of Moody’s, S&P, Fitch and other rating agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Advisor also will independently evaluate these securities and the ability of the issuers of such securities to pay interest and principal. To the extent that the Fund invests in lower grade securities that have not been rated by a rating agency, the Fund’s ability to achieve its investment objective will be more dependent on the Advisor’s credit analysis than would be the case when the Fund invests in rated securities.
The Fund may invest in securities rated in the lower rating categories (rated as low as D, or judged to be of comparable quality by the Advisor). For these securities, the risks associated with below investment grade instruments are more pronounced. The Fund may purchase stressed or distressed securities, including securities that are in default or the issuers of which are in bankruptcy, which involve heightened risks. See “—Distressed and Defaulted Securities Risk.”
Non‑investment grade securities may be subject to weaker or less restrictive covenant protections. Under such weaker or less restrictive covenants, borrowers might be able to exercise more flexibility with respect to certain activities than borrowers who are subject to stronger or more protective covenants. For example, borrowers might be able to incur more debt, including secured debt, return more capital to shareholders, remove or reduce assets that are designated as collateral securing non‑investment grade securities, increase the claims against assets that are permitted against collateral securing non‑investment grade securities or otherwise manage their business in ways that could impact creditors negatively. Each of these factors might negatively impact the non‑investment grade securities held by the Fund.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Convertible Securities Risk
The Fund may invest in convertible securities. Convertible securities generally offer lower interest or dividend yields than non‑convertible securities of similar quality. As with all fixed income securities, the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stock in an issuer’s capital structure and consequently entail less risk than the issuer’s common stock.
The Fund may invest in synthetic convertible securities, which are created through a combination of separate securities that possess the two principal characteristics of a traditional convertible security. A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the security or instrument, such as a call option or warrant, purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing instrument. Synthetic convertible securities are also subject to the risks associated with derivatives.
The value of convertible securities is influenced by both the yield on nonconvertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” To the extent interest rates change, the investment value of the convertible security typically will fluctuate. At the same time, however, the value of the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock. If the conversion value of a convertible security is substantially below its investment value, the price of the convertible security is governed principally by its investment value. To the extent the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the price of the convertible security will be influenced principally by its conversion value. A convertible security will sell at a premium over the conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed income security. The yield and conversion premium of convertible securities issued in Japan and the Euromarket are frequently determined at levels that cause the conversion value to affect their market value more than the securities’ investment value.
Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a price established in a charter provision, indenture or other governing instrument pursuant to which the convertible security was issued. If a convertible security held by the Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock or sell it to a third party. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the security to be redeemed by the issuer at a premium over the stated principal amount of the debt security under certain circumstances.
The Fund may also invest in synthetic convertible securities. Synthetic convertible securities may include either Cash-Settled Convertibles or Manufactured Convertibles. “Cash-Settled Convertibles” are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a Cash-Settled Convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. “Manufactured Convertibles” are created by the Advisor or another party by combining separate securities that possess one of the two principal characteristics of a convertible security, i.e., fixed income (“fixed income component”) or a right to acquire equity securities (“convertibility component”). The fixed income component is achieved by investing in nonconvertible fixed income securities, such as nonconvertible bonds, preferred stocks and money market instruments. The convertibility component is achieved by investing in call options, warrants, or other securities with equity conversion features (“equity features”) granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index.
A Manufactured Convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security that has a unitary market value, a Manufactured Convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total “market value” of such a Manufactured Convertible is the sum of the values of its fixed income component and its convertibility component.
More flexibility is possible in the creation of a Manufactured Convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, the Advisor may combine a fixed income instrument and an equity feature with respect to the stock of the issuer of the fixed income instrument to create a synthetic convertible security otherwise unavailable in the market. The Advisor may also combine a fixed income instrument of an issuer with an equity feature with respect to the stock of a different issuer when the Advisor believes such a Manufactured Convertible would better promote the Fund’s investment objective than alternative investments. For example, the Advisor may combine an equity feature with respect to an issuer’s stock with a fixed income security of a different issuer in the same industry to diversify the Fund’s credit exposure, or with a U.S. Treasury instrument to create a Manufactured Convertible with a higher credit profile than a traditional convertible security issued by that issuer. A Manufactured Convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, “combined” to create a Manufactured Convertible. For example, the Fund may purchase a warrant for eventual inclusion in a Manufactured Convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions.
The value of a Manufactured Convertible may respond to certain market fluctuations differently from a traditional convertible security with similar characteristics. For example, in the event the Fund created a Manufactured Convertible by combining a short-term U.S. Treasury instrument and a call option on a stock, the Manufactured Convertible would be expected to outperform a traditional convertible of similar maturity that is convertible into that stock during periods when Treasury instruments outperform corporate fixed income securities and underperform during periods when corporate fixed income securities outperform Treasury instruments.

Contingent Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Contingent Convertible Securities Risk
CoCos are subject to additional risk factors in addition to those related to convertible securities. CoCos are a newer form of instrument and the regulatory environment for these instruments continues to evolve. Because the market for such securities is evolving, it is uncertain how the larger market for CoCos would react to a trigger event, coupon cancellation, write-down of par value or coupon suspension (as described below) applicable to a single issuer. Following conversion of a CoCo, because the common stock of the issuer may not pay a dividend, investors in such securities could experience reduced yields or no yields at all.
There are special risks associated with investing in CoCos, including:
Loss Absorption Risk. CoCos have fully discretionary coupons. This means coupons can potentially be cancelled at the banking institution’s discretion or at the request of the relevant regulatory authority in order to help the bank absorb losses. The liquidation value of a CoCo may be adjusted downward to below the original par value or written off entirely under certain circumstances. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value. Coupon payments may also be subject to approval by the issuer’s regulator and may be suspended in the event there are insufficient distributable reserves. Due to uncertainty surrounding coupon payments, CoCos may be volatile and their price may decline rapidly in the event that coupon payments are suspended.
Subordinated Instruments. CoCos will, in the majority of circumstances, be issued in the form of subordinated debt instruments in order to provide the appropriate regulatory capital treatment prior to a conversion. Accordingly, in the event of liquidation, dissolution or winding‑up of an issuer prior to a conversion having occurred, the rights and claims of the holders of the CoCos, such as the Fund, against the issuer in respect of or arising under the terms of the CoCos shall generally rank junior to the claims of all holders of unsubordinated obligations of the issuer. In addition, if the CoCos are converted into the issuer’s underlying equity securities following a conversion event (i.e., a “trigger”), each holder will be subordinated due to their conversion from being the holder of a debt instrument to being the holder of an equity instrument. Such conversion may be automatic.
Unpredictable Market Value Fluctuate. The value of CoCos is unpredictable and will be influenced by many factors including, without limitation: (i) the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; (ii) supply and demand for the CoCos; (iii) general market conditions and available liquidity; and (iv) economic, financial and political events that affect the issuer, its particular market or the financial markets in general.

Distressed and Defaulted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distressed and Defaulted Securities Risk
Investments in the securities of financially distressed issuers are speculative and involve substantial risks. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Among the risks inherent in investments in a troubled entity is the fact that it frequently may be difficult to obtain information as to the true financial condition of such issuer. The Advisor’s judgment about the credit quality of the issuer and the relative value and liquidity of its securities may prove to be wrong. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Restricted and Illiquid Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Restricted and Illiquid Investments Risk
The Fund may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. The portion of the Fund’s portfolio that consists of these types of investments may increase over time due to a number of factors, including as a result of the Fund selling its more liquid investments in connection with, or having a smaller base of assets after, a repurchase offer, as the Fund nears liquidation, outflows of cash from time to time and changes in the valuation of the illiquid securities. See “—Repurchase Offers Risk” and “—Valuation Risk.” The Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Fund’s NAV and ability to make dividend distributions. The financial markets have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some investments could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time.
Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act, or that may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. For example, Rule 144A under the Securities Act provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers, such as the Fund. However, an insufficient number of qualified institutional buyers interested in purchasing the Rule 144A-eligible securities that the Fund holds could affect adversely the marketability of certain Rule 144A securities, and the Fund might be unable to dispose of such securities promptly or at reasonable prices. When registration is required to sell a security, the Fund may be obligated to pay all or part of the registration expenses and considerable time may pass before the Fund is permitted to sell a security under an effective registration statement. If adverse market conditions develop during this period, the Fund might obtain a less favorable price than the price that prevailed when the Fund decided to sell. The Fund may be unable to sell restricted and other illiquid securities at opportune times or prices.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk
The Fund is permitted to, and may, borrow money in an amount up to 33 1/3% of its Managed Assets (50% of its net assets). The use of leverage creates an opportunity for increased common share net investment income distributions, but also creates risks for the holders of the Shares. The Fund cannot assure you that the use of leverage, if employed, will result in a higher yield on the Shares. Any leveraging strategy the Fund employs may not be successful.
Leverage involves risks and special considerations for common shareholders, including:
•	the likelihood of greater volatility of NAV and distribution rate of the Shares than a comparable portfolio without leverage;
•
the risk that fluctuations in interest rates on borrowings and short-term debt or in the interest or dividend rates on any leverage that the Fund must pay will reduce the return to the common shareholders;

•	the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged;
•	when the Fund uses financial leverage, the investment advisory fee payable to the Advisor will be higher than if the Fund did not use leverage; and
•	leverage may increase operating costs, which may reduce total return.
Any decline in the NAV of the Fund’s investments will be borne entirely by the holders of Shares. Therefore, if the market value of the Fund’s portfolio declines, leverage will result in a greater decrease in NAV to the holders of Shares than if the Fund were not leveraged. While the Fund may from time to time consider reducing leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and NAV associated with leverage, there can be no assurances that the Fund will actually reduce leverage in the future or that any reduction, if undertaken, will benefit the holders of Shares. Changes in the future direction of interest rates are very difficult to predict accurately. If the Fund were to reduce leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in leverage would likely operate to reduce the income and/or total returns to holders of Shares relative to the circumstance where the Fund had not reduced leverage. The Fund may decide that this risk outweighs the likelihood of achieving the desired reduction to volatility in income and share price if the prediction were to turn out to be correct, and determine not to reduce leverage as described above.
The Fund may utilize leverage through investment in derivatives. See “—Strategic Transactions and Derivatives Risk.” Under Rule 18f‑4 under the Investment Company Act, among other things, the Fund must either use derivatives in a limited manner or comply with an outer limit on fund leverage risk based on value‑at‑risk. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act and the rules thereunder.
Because the Fund’s investment management fee is calculated as a percentage of the Fund’s Managed Assets, which include those assets purchased with leverage, during periods in which the Fund is using leverage, the fee paid to the Advisor will be higher than if the Fund did not use leverage.
Certain types of leverage used by the Fund may result in the Fund being subject to covenants relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the short-term corporate debt securities or Preferred Shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the Investment Company Act. The Advisor does not believe that these covenants or guidelines will impede it from managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies.
In addition to the foregoing, the use of leverage treated as indebtedness of the Fund for U.S. federal income tax purposes may reduce the amount of Fund dividends that are otherwise eligible for the dividends received deduction in the hands of corporate shareholders.
The Fund may invest in the securities of other investment companies. Such securities may also be leveraged, and will therefore be subject to the leverage risks described above. This additional leverage may in certain market conditions reduce the NAV of the Fund’s Shares and the returns to the holders of Shares.

Reverse Repurchase Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reverse Repurchase Agreements Risk
Reverse repurchase agreements involve the risks that the interest income earned on the investment of the proceeds will be less than the interest expense of the Fund, that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities and that the securities may not be returned to the Fund. There is no assurance that reverse repurchase agreements can be successfully employed.

Strategic Transactions and Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Strategic Transactions and Derivatives Risk
The Fund may purchase and sell futures contracts, enter into various interest rate transactions such as swaps, caps, floors or collars, currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currency or currency futures and swap contracts (including, but not limited to, credit default swaps index products, credit default swaps, total return swaps (sometimes referred to as “contracts for difference”) and interest rate swaps) and may purchase and sell exchange-listed and over‑the‑counter (“OTC”) put and call options on securities and swap contracts, financial indices and futures contracts and use other derivative instruments or management techniques (collectively, “Strategic Transactions”). The Fund may engage in various Strategic Transactions for duration management and other risk management purposes, including to attempt to protect against possible changes in the market value of the Fund’s portfolio resulting from trends in the securities markets and changes in interest rates or to protect the Fund’s unrealized gains in the value of its portfolio securities, to facilitate the sale of portfolio securities for investment purposes, to establish a position in the securities markets as a temporary substitute for purchasing particular securities or to enhance income or gain. Derivatives are financial contracts or instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index (or relationship between two indices). The Fund also may use derivatives to add leverage to the portfolio and/or to hedge against increases in the Fund’s costs associated with any leverage strategy that it may employ. The use of Strategic Transactions to enhance current income may be particularly speculative.
Strategic Transactions involve risks. The risks associated with Strategic Transactions include (i) the imperfect correlation between the value of such instruments and the underlying assets, (ii) the possible default of the counterparty to the transaction, (iii) illiquidity of the derivative instruments, and (iv) high volatility losses caused by unanticipated market movements, which are potentially unlimited. Although both OTC and exchange-traded derivatives markets may experience a lack of liquidity, OTC non‑standardized derivative transactions are generally less liquid than exchange-traded instruments. The illiquidity of the derivatives markets may be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. In addition, daily limits on price fluctuations and speculative position limits on exchanges on which the Fund may conduct its transactions in derivative instruments may prevent prompt liquidation of positions, subjecting the Fund to the potential of greater losses. Furthermore, the Fund’s ability to successfully use Strategic Transactions depends on the Advisor’s ability to predict pertinent securities prices, interest rates, currency exchange rates and other economic factors, which cannot be assured. The use of Strategic Transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell. Additionally, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to Strategic Transactions are not otherwise available to the Fund for investment purposes. Please see the Fund’s SAI for a more detailed description of Strategic Transactions and the various derivative instruments the Fund may use and the various risks associated with them.
Exchange-traded derivatives and OTC derivative transactions submitted for clearing through a central counterparty are also subject to minimum initial and variation margin requirements set by the relevant clearinghouse, as well as possible SEC‑ or CFTC-mandated margin requirements. The CFTC and federal banking regulators also have imposed margin requirements on non‑cleared OTC derivatives, and the SEC’s non‑cleared margin requirements for security-based swaps became effective on November 1, 2021. As applicable, margin requirements may increase the overall costs for the Fund.
Many OTC derivatives are valued on the basis of dealers’ pricing of these instruments. However, the price at which dealers value a particular derivative and the price that the same dealers would actually be willing to pay for such derivative should the Fund wish or be forced to sell such position may be materially different. Such differences can result in an overstatement of the Fund’s NAV and may materially adversely affect the Fund in situations in which the Fund is required to sell derivative instruments.
While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurances that the Fund’s hedging transactions will be effective.
Derivatives may give rise to a form of leverage and may expose the Fund to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

Direct Lending Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Direct Lending Risk
The Fund may make direct loans and engage in direct lending, which practice involves certain risks. If a loan is foreclosed, the Fund could become part owner of any collateral and would bear the costs and liabilities associated with owning and disposing of the collateral. As a result, the Fund may be exposed to losses resulting from default and foreclosure. Any costs or delays involved in the effectuation of a foreclosure of the loan or a liquidation of the underlying assets will further reduce the proceeds and thus increase the loss. There is no assurance that the Fund will correctly evaluate the value of the assets collateralizing the loan. In the event of a reorganization or liquidation proceeding relating to the borrower, the Fund may lose all or part of the amounts advanced to the borrower. There is no assurance that the protection of the Fund’s interests is adequate, including the validity or enforceability of the loan and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, there is no assurance that claims will not be asserted that might interfere with enforcement of the Fund’s rights.
There are no restrictions on the credit quality of the Fund’s loans. Loans may be deemed to have substantial vulnerability to default in payment of interest and/or principal. There can be no assurance as to the levels of defaults and/or recoveries that may be experienced on loans in which the Fund has invested. Certain of the loans in which the Fund may invest have large uncertainties or major risk exposures to adverse conditions, and may be considered to be predominantly speculative. Generally, such loans offer a higher return potential than better quality loans, but involve greater volatility of price and greater risk of loss of income and principal. The market values of certain of these loans also tend to be more sensitive to changes in economic conditions than better quality loans.
Loans to issuers operating in workout modes or under Chapter 11 of the U.S. Bankruptcy Code or the equivalent laws of member states of the European Union are, in certain circumstances, subject to certain potential liabilities that may exceed the amount of the loan. For example, under certain circumstances, lenders who have inappropriately exercised control of the management and policies of a debtor may have their claims subordinated or disallowed or may be found liable for damages suffered by parties as a result of such actions.
Various state licensing requirements could apply to the Fund with respect to investments in, or the origination and servicing of, loans and similar assets. The licensing requirements could apply depending on the location of the borrower, the location of the collateral securing the loan, or the location where the Fund or Advisor operates or has offices. In states in which it is licensed, the Fund or Advisor will be required to comply with applicable laws and regulations, including consumer protection and anti-fraud laws, which could impose restrictions on the Fund’s or Advisor’s ability to take certain actions to protect the value of its investments in such assets and impose compliance costs. Failure to comply with such laws and regulations could lead to, among other penalties, a loss of the Fund’s or Advisor’s license, which in turn could require the Fund to divest assets located in or secured by real property located in that state. These risks will also apply to issuers and entities in which the Fund invests that hold similar assets, as well as any origination company or servicer in which the Fund owns an interest.
Loan origination and servicing companies are routinely involved in legal proceedings concerning matters that arise in the ordinary course of their business. These legal proceedings range from actions involving a single plaintiff to class action lawsuits with potentially tens of thousands of class members. In addition, a number of participants in the loan origination and servicing industry (including control persons of industry participants) have been the subject of regulatory actions by state regulators, including state Attorneys General, and by the federal government. Governmental investigations, examinations or regulatory actions, or private lawsuits, including purported class action lawsuits, may adversely affect such companies’ financial results. To the extent the Fund seeks to engage in origination and/or servicing directly, or has a financial interest in, or is otherwise affiliated with, an origination or servicing company, the Fund will be subject to enhanced risks of litigation, regulatory actions and other proceedings. As a result, the Fund may be required to pay legal fees, settlement costs, damages, penalties or other charges, any or all of which could materially adversely affect the Fund and its investments.

Asset Based Finance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Asset-Based Finance Risk
The Fund may invest in asset-based finance investments, which are secured by, or otherwise dependent upon, the performance of pools of loans, leases, receivables, royalties or other contractual cash flows. The value of such investments is subject to the risk that the underlying obligors will be unable or unwilling to make principal or interest payments as they come due. Asset-based finance investments are also subject to the risk that the value of the collateral securing the obligations will decline or that the Fund may be unable to realize the expected value of the collateral because of difficulties in liquidating or enforcing rights in the collateral. In addition, cash flows associated with asset-based finance investments may be affected by factors such as the creditworthiness of the servicer, changes in prepayment rates, fluctuations in interest rates, structural features of the investment, and broader economic and market conditions. These factors may reduce the Fund’s returns or result in losses.

U S Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
U.S. Securities Risk
U.S. Securities generally involve lower levels of credit risk than other types of fixed income securities of similar maturities, although, as a result, the yields available from U.S. Securities are generally lower than the yields available from such other securities. Like other fixed income securities, the values of U.S. Securities change as interest rates fluctuate. The long-term sovereign credit rating of the United States has been subject to multiple downgrades in recent years. U.S. budget deficit concerns and periodic debt ceiling disputes have contributed to these rating actions and may increase the possibility of additional credit-rating downgrades. Any further downgrade to the U.S. government’s sovereign credit rating, or its perceived creditworthiness, could adversely affect U.S. and global financial markets and economic conditions and could result in significant adverse impacts on securities issuers and the Fund. The Advisor cannot predict the effects of these or similar events in the future on the U.S. economy and securities markets or on the Fund’s portfolio.

Non U S Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non‑U.S. Securities Risk
The Fund may invest in Non‑U.S. Securities. Such investments involve certain risks not involved in domestic investments. Securities markets in foreign countries often are not as developed, efficient or liquid as securities markets in the United States and, therefore, the prices of Non‑U.S. Securities can be more volatile. Certain foreign countries may impose restrictions on the ability of issuers of Non‑U.S. Securities to make payments of principal and interest to investors located outside the country. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which could cause the Fund to lose money on its investments in Non‑U.S. Securities. The Fund will be subject to additional risks if it invests in Non‑U.S. Securities, which include seizure or nationalization of foreign deposits. Non‑U.S. Securities may trade on days when the Fund’s Shares are not priced or traded.
Rules adopted under the Investment Company Act permit the Fund to maintain its Non‑U.S. Securities and foreign currency in the custody of certain eligible non‑U.S. banks and securities depositories, and the Fund generally holds its Non‑U.S. Securities and foreign currency in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than for investment companies invested only in the United States.
Certain banks in foreign countries may not be eligible sub‑custodians for the Fund, which may preclude the Fund from purchasing securities in certain foreign countries in which it otherwise would invest or the Fund may incur additional costs and delays in providing transportation and custody services for such securities outside of such countries. The Fund may encounter difficulties in effecting portfolio transactions on a timely basis with respect to any securities of issuers held outside their countries.
The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes or tariffs. In addition, economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to the governments of certain countries, or the U.S. Government with respect to certain countries, prohibiting or imposing substantial restrictions through capital controls and/or sanctions on foreign investments in the capital markets or certain industries in those countries. Capital controls and/or sanctions may include the prohibition of, or restrictions on, the ability to own or transfer currency, securities, derivatives or other assets and may also include retaliatory actions of one government against another government, such as seizure of assets. Any of these actions could severely impair the Fund’s ability to purchase, sell, transfer, receive, deliver or otherwise obtain exposure to foreign securities and assets, including the ability to transfer the Fund’s assets or income back into the United States, and could negatively impact the value and/or liquidity of such assets or otherwise adversely affect the Fund’s operations, causing the Fund to decline in value.
Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non‑U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.
In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for the Advisor to completely and accurately determine a company’s financial condition.
Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on material non‑public information about that company. In addition, some countries may have legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its Non‑U.S. Securities.
Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Supervisory authorities may also be unable to apply standards which are comparable with those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks
(such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. Communications between the United States and foreign countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates in markets that still rely on physical settlement. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable for any losses incurred.
Because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise in respect of securities held by or to be transferred to the Fund. Compensation schemes may not exist or may otherwise be limited or inadequate to meet the Fund’s claims in case of such event.
While the volume of transactions effected on foreign stock exchanges has increased in recent years, it remains appreciably below that of the NYSE. Accordingly, the Fund’s Non‑U.S. Securities may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies.
A number of countries have authorized the formation of closed‑end investment companies to facilitate indirect foreign investment in their capital markets. The Investment Company Act restricts the Fund’s investment in securities of other closed‑end investment companies. This restriction on investments in securities of closed‑end investment companies may limit opportunities for the Fund to invest indirectly in certain smaller capital markets. Shares of certain closed‑end investment companies may at times be acquired only at market prices representing premiums to their NAVs. If the Fund acquires shares in closed‑end investment companies, shareholders would bear both their proportionate share of the Fund’s expenses (including investment advisory fees) and, indirectly, the expenses of such closed‑end investment companies. The Fund also may seek, at its own cost, to create its own investment entities under the laws of certain countries.
The Fund may file claims to recover withholding tax on dividend and interest income (if any) received from issuers in certain countries where such withholding tax reclaim is possible. Whether or when the Fund will receive a withholding tax refund in the future is within the control of the tax authorities in such countries. Where the Fund expects to recover withholding tax based on a continuous assessment of probability of recovery, the NAV of the Fund generally includes accruals for such tax refunds. The Fund continues to evaluate tax developments for potential impact to the probability of recovery. If the likelihood of receiving refunds materially decreases, for example due to a change in tax regulation or approach, accruals in the Fund’s NAV for such refunds may need to be written down partially or in full, which will adversely affect the Fund’s NAV. Investors in the Fund at the time an accrual is written down will bear the impact of any resulting reduction in NAV regardless of whether they were investors during the accrual period. Conversely, if the Fund receives a tax refund that has not been previously accrued, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Emerging Markets Risk
The Fund may invest in Non‑U.S. Securities of issuers in so‑called “emerging markets.” Such investments are particularly speculative and entail all of the risks of investing in Non‑U.S. Securities but to a heightened degree. Emerging market countries generally include countries classified as emerging or developing markets by major index providers (such as MSCI or FTSE), which typically exhibit characteristics such as lower per capita income, less developed capital markets, greater political or economic instability, or less regulatory oversight relative to developed markets. Such countries may also include “frontier” markets, which are typically smaller, less liquid, and less accessible than other emerging markets. Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non‑existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. Governmental laws or restrictions applicable to such investments; (iv) national policies that may limit the Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property.
Foreign investment in certain emerging market countries may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market issuers and increase the costs and expenses of the Fund. Certain emerging market countries require governmental approval prior to investments by foreign persons in a particular issuer, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors.
Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely.
Many emerging markets have histories of political instability and abrupt changes in policies and these countries may lack the social, political and economic stability characteristic of more developed countries. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Fund’s investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests. In such a dynamic environment, there can be no assurances that any or all of these capital markets will continue to present viable investment opportunities for the Fund.
Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. Governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. Many emerging markets do not have income tax treaties with the United States, and as a result, investments by the Fund may be subject to higher withholding taxes in such countries. In addition, some countries with emerging markets may impose differential capital gains taxes on foreign investors. Foreign companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, which may significantly decrease the liquidity and value of the securities.
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost.
The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Frontier Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Frontier Markets Risk
Frontier countries generally have smaller economies or less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier countries. The economies of frontier countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the NAV of Fund’s shares. These factors make investing in frontier countries significantly riskier than in other countries and any one of them could cause the NAV of a Fund’s shares to decline.
Governments of many frontier countries in which the Fund may invest may exercise substantial influence over many aspects of the private sector. In some cases, the governments of such frontier countries may own or control certain companies. Accordingly, government actions could have a significant effect on economic conditions in a frontier country and on market conditions, prices and yields of securities in the Fund’s portfolio. Moreover, the economies of frontier countries may be heavily dependent upon international trade and, accordingly, have been and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.
Certain foreign governments in countries in which the Fund may invest levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non‑recovered portion of foreign withholding taxes will reduce the income received from investments in such countries.
From time to time, certain companies in which the Fund may invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as a company that operates in, or has dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. As an investor in such companies, the Fund will be indirectly subject to those risks.
Investment in equity securities of issuers operating in certain frontier countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in equity securities of issuers operating in certain frontier countries and increase the costs and expenses of the Fund.
Certain frontier countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain frontier countries may also restrict investment opportunities in issuers in industries deemed important to national interests.
Frontier countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors, such as the Fund. In addition, if deterioration occurs in a frontier country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Investing in local markets in frontier countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

EMU and Redenomination Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
EMU and Redenomination Risk
Any partial or complete dissolution of the Economic and Monetary Union (the “EMU”) could have significant adverse effects on currency and financial markets, and on the values of the Fund’s portfolio investments. If one or more EMU countries were to stop using the Euro as its primary currency, the Fund’s investments in such countries may be redenominated into a different or newly adopted currency. As a result, the value of those investments could decline significantly and unpredictably. In addition, securities or other investments that are redenominated may be subject to foreign currency risk, liquidity risk and valuation risk to a greater extent than similar investments currently denominated in Euros. To the extent a currency used for redenomination purposes is not specified in respect of certain EMU‑related investments, or should the Euro cease to be used entirely, the currency in which such investments are denominated may be unclear, making such investments particularly difficult to value or dispose of. The Fund may incur additional expenses to the extent it is required to seek judicial or other clarification of the denomination or value of such securities.

Foreign Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Currency Risk
Because the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities held by the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Advisor may, but is not required to, elect for the Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. In addition, certain countries, particularly emerging market countries, may impose foreign currency exchange controls or other restrictions on the transferability, repatriation or convertibility of currency.

Sovereign Government and Supranational Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Sovereign Government and Supranational Debt Risk
Investments in sovereign debt involve special risks. Foreign governmental issuers of debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or pay interest when due. In the event of default, there may be limited or no legal recourse in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations, are of considerable significance. The ability of a foreign sovereign issuer, especially an emerging market country, to make timely payments on its debt obligations will also be strongly influenced by the sovereign issuer’s balance of payments, including export performance, its access to international credit facilities and investments, fluctuations of interest rates and the extent of its foreign reserves. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Also, there can be no assurances that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements. In addition, there is no bankruptcy proceeding with respect to sovereign debt on which a sovereign has defaulted and the Fund may be unable to collect all or any part of its investment in a particular issue. Foreign investment in certain sovereign debt is restricted or controlled to varying degrees, including requiring governmental approval for the repatriation of income, capital or proceeds of sales by foreign investors. These restrictions or controls may at times limit or preclude foreign investment in certain sovereign debt and increase the costs and expenses of the Fund.

Tax Characterization Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Characterization Risk
As part of its strategy, the Fund will seek to invest in select less liquid or illiquid private credit investments, generally involving corporate borrowers or asset-based collateral, that are believed to present the potential for higher yield versus some of the more liquid portions of the Fund’s portfolio. The Fund’s net assets allocated to such investments may vary over time. The amount of taxable income and the tax character of income derived from these types of investments may not be determined at the time of a distribution from the Fund and may be recharacterized on IRS Form 1099, and any increase in the amount of taxable income recognized from these transactions over the amount initially anticipated by the Fund could, among other things, increase the portion of Fund distributions that are taxable to investors as ordinary dividend income and cause the Fund to be subject to excise taxes on undistributed taxable income. Additionally, to the extent the Fund’s investments are held in a liquidating trust, shareholder distributions paid out of the liquidating trust may be reported on a Grantor Information Statement.

Yield and Ratings Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Yield and Ratings Risk
The yields on debt obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody’s, S&P and Fitch, which are described in Appendix A to the SAI, represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. Subsequent to its purchase by the Fund, a rated security may cease to be rated. The Advisor will consider such an event in determining whether the Fund should continue to hold the security.

Unrated Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Unrated Securities Risk
Because the Fund may purchase securities that are not rated by any rating organization, the Advisor may, after assessing their credit quality, internally assign ratings to certain of those securities in categories similar to those of rating organizations. Some unrated securities may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price. To the extent that the Fund invests in unrated securities, the Fund’s ability to achieve its investment objective will be more dependent on the Advisor’s credit analysis than would be the case when the Fund invests in rated securities.

Debtor In Possession DIP Financing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Debtor‑In‑Possession (“DIP”) Financing Risk
The Fund’s participation in DIP financings is subject to risks. DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code and must be approved by the bankruptcy court. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. DIP financings are typically fully secured by a lien on the debtor’s otherwise unencumbered assets or secured by a junior lien on the debtor’s encumbered assets (so long as the loan is fully secured based on the most recent current valuation or appraisal report of the debtor). DIP financings are often required to close with certainty and in a rapid manner in order to satisfy existing creditors and to enable the issuer to emerge from bankruptcy or to avoid a bankruptcy proceeding. There is a risk that the borrower will not emerge from Chapter 11 bankruptcy proceedings and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the Fund’s only recourse will be against the property securing the DIP financing.

CDO Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
CDO Risk
In addition to the general risks associated with fixed income securities discussed herein, CDOs, including CLOs, carry additional risks, including: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the CDO securities are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. To the extent the Fund makes equity investments in CDOs, and depending on whether these investments are characterized as debt or equity for U.S. federal income tax purposes, these investments may raise additional U.S. federal income tax issues, including (i) those applicable to debt instruments, as described above, (ii) those applicable to a holder of an equity investment in a non‑U.S. corporation, as described above in “—Non‑U.S. Securities Risk,” and (iii) the risk of material entity-level U.S. federal income tax on income of the CDOs or CLOs that is effectively connected with a U.S. trade or business.
The credit quality of CDOs depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided. The underlying assets (e.g., loans) of CDOs are subject to prepayments, which shorten the weighted average maturity and may lower the return of CDOs. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The transaction documents relating to the issuance of CDOs may impose eligibility criteria on the assets of the issuing SPE, restrict the ability of the investment manager to trade investments and impose certain portfolio-wide asset quality requirements. These criteria, restrictions and requirements may limit the ability of the SPE’s investment manager to maximize returns on the CDOs. In addition, other parties involved in structured products, such as third party credit enhancers and investors in the rated tranches, may impose requirements that have an adverse effect on the returns of the various tranches of CDOs. Furthermore, CDO transaction documents generally contain provisions that, in the event that certain tests are not met (generally interest coverage and over-collateralization tests at varying levels in the capital structure), proceeds that would otherwise be distributed to holders of a junior tranche must be diverted to pay down the senior tranches until such tests are satisfied. Failure (or increased likelihood of failure) of a CDO to make timely payments on a particular tranche will have an adverse effect on the liquidity and market value of such tranche.
Payments to holders of CDOs may be subject to deferral. If cash flows generated by the underlying assets are insufficient to make all current and, if applicable, deferred payments on the CDOs, no other assets will be available for payment of the deficiency and, following realization of the underlying assets, the obligations of the issuer to pay such deficiency will be extinguished.
The value of CDO securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution or fund providing the credit support or enhancement. Furthermore, the leveraged nature of each subordinated class may magnify the adverse impact on such class of changes in the value of the assets, changes in the distributions on the assets, defaults and recoveries on the assets, capital gains and losses on the assets, prepayment on the assets and availability, price and interest rates of the assets. CDOs are limited recourse, may not be paid in full and may be subject to up to 100% loss.
CDOs are typically privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities; however, an active dealer market may exist which would allow such securities to be considered liquid in some circumstances.

Limited Amortization Requirements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limited Amortization Requirements
The Fund may invest in loans that have limited mandatory amortization requirements. While these loans may obligate an issuer to repay the loan out of asset sale proceeds, with annual excess cash flow or by refinancing upon maturity, repayment requirements may be subject to substantial limitations that would allow an issuer to retain such asset sale proceeds or cash flow, thereby extending the expected weighted average life of the investment. In addition, a low level of amortization of any debt over the life of the investment may increase the risk that an issuer will not be able to repay or refinance the loans held by the Fund when it matures.

Investments in Publicly Traded Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in Publicly Traded Companies
The Fund’s investment portfolio may contain securities or instruments issued by publicly-held companies. Such investments may subject the Fund to risks that differ in type or degree from those involved with investments in privately-held companies. Such risks include, without limitation, greater volatility in the valuation of such companies, increased obligations to disclose information regarding such companies, limitations on the ability of the Fund to dispose of such securities or instruments at certain times, increased likelihood of shareholder litigation against such companies’ board members and increased costs associated with each of the aforementioned risks.
In addition, in respect of the Fund’s publicly traded debt investments, the Fund will not obtain financial covenants or other contractual rights, including management rights, that it might otherwise be able to obtain in making privately-negotiated investments. Moreover, the Fund may not have the same access to information in connection with investments in public securities, either when investing a potential investment or after making an investment, as compared to privately-negotiated investments. Furthermore, the Fund may be limited in its ability to make investments, and to sell existing investments, in public securities because the Advisor may be deemed to have material, nonpublic information regarding the issuers of those securities or as a result of other internal policies.

Zero Coupon Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Zero Coupon Securities Risk
Zero coupon securities are securities that are sold at a discount to par value and do not pay interest during the life of the security. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Upon maturity, the holder of a zero coupon security is entitled to receive the par value of the security.
The Fund accrues income with respect to these securities for U.S. federal income tax and accounting purposes prior to the receipt of cash payments. Zero coupon securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities that pay cash interest at regular intervals.
Further, to maintain its qualification for pass-through treatment under the U.S. federal tax laws, the Fund is required to distribute income to its shareholders and, consequently, may have to dispose of other, more liquid portfolio securities under disadvantageous circumstances or may have to leverage itself by borrowing in order to generate the cash to satisfy these distributions. The required distributions may result in an increase in the Fund’s exposure to zero coupon securities.
In addition to the above-described risks, there are certain other risks related to investing in zero coupon securities. During a period of severe market conditions, the market for such securities may become even less liquid. In addition, as these securities do not pay cash interest, the Fund’s investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund’s portfolio.

Pay in Kind Bonds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Pay‑in‑Kind Bonds Risk
The Fund may invest in PIK Bonds. PIK Bonds are bonds which pay interest through the issuance of additional debt or equity securities. Similar to zero coupon obligations, pay‑in‑kind bonds also carry additional risk as holders of these types of securities realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, the Fund may obtain no return at all on its investment. The market price of pay‑in‑kind bonds is affected by interest rate changes to a greater extent, and therefore tends to be more volatile, than that of securities that pay interest in cash. Additionally, current U.S. federal income tax law requires the holder of certain pay‑in‑kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a RIC and avoid liability for U.S. federal income and excise taxes, the Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

Senior Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Senior Loans Risk
Senior Loans typically hold the most senior position in the capital structure of the issuing entity, are typically secured with specific collateral and typically have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. The Fund’s investments in Senior Loans are typically below investment grade and are considered speculative because of the credit risk of their issuer. The risks associated with Senior Loans are similar to the risks of below investment grade fixed income securities, although Senior Loans are typically senior and secured in contrast to other below investment grade fixed income securities, which are often subordinated and unsecured. See “—Below Investment Grade Securities Risk.” Senior Loans’ higher standing has historically resulted in generally higher recoveries in the event of a corporate reorganization. In addition, because their interest payments are typically adjusted for changes in short-term interest rates, investments in Senior Loans generally have less interest rate risk than other below investment grade fixed income securities, which may have fixed interest rates.
There is less readily available, reliable information about most Senior Loans than is the case for many other types of securities. In addition, there is no minimum rating or other independent evaluation of a Borrower or its securities limiting the Fund’s investments, and the Advisor relies primarily on its own evaluation of a Borrower’s credit quality rather than on any available independent sources. As a result, the Fund is particularly dependent on the analytical ability of the Advisor.
The Fund may invest in Senior Loans rated below investment grade, which are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the Fund’s NAV and income distributions. An economic downturn generally leads to a higher non‑payment rate and a Senior Loan may lose significant value before a default occurs. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the Senior Loan’s value.
No active trading market may exist for certain Senior Loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a Senior Loan and may make it difficult to value Senior Loans. Adverse market conditions may impair the liquidity of some actively traded Senior Loans, meaning that the Fund may not be able to sell them quickly at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Illiquid investments are also difficult to value.
Although the Senior Loans in which the Fund may invest generally will be secured by specific collateral, there can be no assurances that liquidation of such collateral would satisfy the Borrower’s obligation in the event of non‑payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a Borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. If the terms of a Senior Loan do not require the Borrower to pledge additional collateral in the event of a decline in the value of the already pledged collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the Borrower’s obligations under the Senior Loans. To the extent that a Senior Loan is collateralized by stock in the Borrower or its subsidiaries, such stock may lose all of its value in the event of the bankruptcy of the Borrower. Uncollateralized Senior Loans involve a greater risk of loss. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the Senior Loans to presently existing or future indebtedness of the Borrower or take other action detrimental to lenders, including the Fund. Such court action could under certain circumstances include invalidation of Senior Loans.
Senior Loans are subject to legislative risk. If legislation or state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of Senior Loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain Borrowers. This would increase the risk of default. If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of Senior Loans that are considered highly levered transactions. Such sales could result in prices that, in the opinion of the Advisor, do not represent fair value. If the Fund attempts to sell a Senior Loan at a time when a financial institution is engaging in such a sale, the price the Fund could receive for the Senior Loan may be adversely affected.
The Fund may acquire Senior Loan assignments or participations. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and, in any event, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement against the Borrower and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the Borrower and the institution selling the participation.
The Fund’s investments in Senior Loans may be subject to lender liability risk. Lender liability refers to a variety of legal theories generally founded on the premise that a lender has violated a duty of good faith, commercial reasonableness and fair dealing or a similar duty owed to the Borrower, or has assumed an excessive degree of control over the Borrower resulting in the creation of a fiduciary duty owed to the Borrower or its other creditors or shareholders. Because of the nature of its investments, the Fund may be subject to allegations of lender liability. In addition, under common law principles that in some cases form the basis for lender liability claims, a court may elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors.

Second Lien Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Second Lien Loans Risk
Second Lien Loans generally are subject to similar risks as those associated with investments in Senior Loans. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the Borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid. Second Lien Loans share the same risks as other below investment grade securities.

Mezzanine Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mezzanine Investments Risk
Mezzanine securities generally are rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non‑investment grade bonds. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer’s capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to the additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled obligation after giving effect to any senior obligations of the related borrower. Mezzanine securities are also expected to be a highly illiquid investment. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.

Corporate Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Corporate Loans Risk
Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as SOFR or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain corporate loans may be less developed than the secondary market for bonds and notes, the Fund may experience difficulties in selling its corporate loans. Transactions in corporate loans may settle on a delayed basis. As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet the Fund’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold additional cash, sell investments or temporarily borrow from banks and other lenders. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. Failure by the syndicate agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. By investing in a corporate loan, the Fund may become a member of the syndicate.
The market for corporate loans may be subject to irregular trading activity and wide bid/ask spreads.
The corporate loans in which the Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit the Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

Risks of Loan Assignments and Participations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Loan Assignments and Participations
As the purchaser of an assignment, the Fund typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. Because assignments may be arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could become part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Fund may be required to pass along to a purchaser that buys a loan from the Fund by way of assignment a portion of any fees to which the Fund is entitled under the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set‑off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set‑off between the lender and the borrower.

Reference Rate Replacement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reference Rate Replacement Risk
The London Interbank Offered Rate (“LIBOR”) had historically been used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. Instruments in which the Fund invests may have historically paid interest at floating rates based on LIBOR or may have been subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests may have also historically obtained financing at floating rates based on LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants as a result of benchmark reforms, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these alternative rates are continuing to develop (e.g., SOFR for USD‑LIBOR). While the transition from LIBOR has gone relatively smoothly, residual risks associated with the transition may remain that may impact markets or particular investments and, as such, the full impact of the transition on the Fund or the financial instruments in which the Fund invests cannot yet be fully determined.
SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It is a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR is intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a relatively limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future may bear little or no relation to historical levels of SOFR, LIBOR or other rates. There can also be no assurance that SOFR will not be discontinued or fundamentally altered in a manner that is materially adverse to the interests of the Fund.
In addition, interest rates or other types of rates and indices which are classified as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union (“EU”) regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom (“UK”) law by virtue of the EU (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

Trade Claims Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Trade Claims Risk
Trade claims are typically unsecured and may be subordinated to other unsecured obligations of a debtor, and generally are subject to defenses of the debtor with respect to the underlying transaction giving rise to the trade claim. Trade claims are subject to risks not generally associated with standardized securities and instruments due to the idiosyncratic nature of the claims purchased. These risks include the risk that the debtor may contest the allowance of the claim due to disputes the debtor has with the original claimant or the inequitable conduct of the original claimant, or due to administrative errors in connection with the transfer of the claim. Recovery on allowed trade claims may also be impaired if the anticipated dividend payable on unsecured claims in the bankruptcy is not realized or if the timing of the bankruptcy distribution is delayed. As a result of the foregoing factors, trade claims are also subject to the risk that if the Fund does receive payment, it may be in an amount less than what the Fund paid for or otherwise expects to receive in respect of the claim.
In addition, because they are not negotiable instruments, trade claims are typically less liquid than negotiable instruments. Given these factors, trade claims often trade at a discount to other pari passu instruments.

Insolvency of Issuers of Indebtedness Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Insolvency of Issuers of Indebtedness Risk
Various laws enacted for the protection of creditors may apply to indebtedness in which the Fund invests. The information in this and the following paragraph is applicable with respect to U.S. issuers subject to U.S. federal bankruptcy law. Insolvency considerations may differ with respect to other issuers. If, in a lawsuit brought by an unpaid creditor or representative of creditors of an issuer of indebtedness, a court were to find that the issuer did not receive fair consideration or reasonably equivalent value for incurring the indebtedness and that, after giving effect to such indebtedness, the issuer (i) was insolvent, (ii) was engaged in a business for which the remaining assets of such issuer constituted unreasonably small capital or (iii) intended to incur, or believed that it would incur, debts beyond its ability to pay such debts as they mature, such court could determine to invalidate, in whole or in part, such indebtedness as a fraudulent conveyance, to subordinate such indebtedness to existing or future creditors of such issuer, or to recover amounts previously paid by such issuer in satisfaction of such indebtedness. The measure of insolvency for purposes of the foregoing will vary. Generally, an issuer would be considered insolvent at a particular time if the sum of its debts was then greater than all of its property at a fair valuation, or if the present fair saleable value of its assets was then less than the amount that would be required to pay its probable liabilities on its existing debts as they became absolute and matured. There can be no assurances as to what standard a court would apply in order to determine whether the issuer was “insolvent” after giving effect to the incurrence of the indebtedness in which the Fund invested or that, regardless of the method of valuation, a court would not determine that the issuer was “insolvent” upon giving effect to such incurrence. In addition, in the event of the insolvency of an issuer of indebtedness in which the Fund invests, payments made on such indebtedness could be subject to avoidance as a “preference” if made within a certain period of time (which may be as long as one year) before insolvency.
The Fund does not anticipate that it will engage in conduct that would form the basis for a successful cause of action based upon fraudulent conveyance, preference or subordination. There can be no assurances, however, as to whether any lending institution or other party from which the Fund may acquire such indebtedness engaged in any such conduct (or any other conduct that would subject such indebtedness and the Fund to insolvency laws) and, if it did, as to whether such creditor claims could be asserted in a U.S. court (or in the courts of any other country) against the Fund.
Indebtedness consisting of obligations of non‑U.S. issuers may be subject to various laws enacted in the countries of their issuance for the protection of creditors. These insolvency considerations will differ depending on the country in which each issuer is located or domiciled and may differ depending on whether the issuer is a non‑sovereign or a sovereign entity.

Mortgage Related Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mortgage Related Securities Risks
Investing in MBS entails various risks. MBS represent an interest in a pool of mortgages. The risks associated with MBS include: credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; risks associated with their structure and execution (including the collateral, the process by which principal and interest payments are allocated and distributed to investors and how credit losses affect issuing vehicles and the return to investors in such MBS); whether the collateral represents a fixed set of specific assets or accounts, whether the underlying collateral assets are revolving or closed‑end, under what terms (including maturity of the MBS) any remaining balance in the accounts may revert to the issuing entity and the extent to which the entity that is the actual source of the collateral assets is obligated to provide support to the issuing vehicle or to the investors in such MBS; risks associated with the servicer of the underlying mortgages; adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on MBS secured by loans on certain types of commercial properties than on those secured by loans on residential properties; prepayment risk, which can lead to significant fluctuations in the value of the MBS; loss of all or part of the premium, if any, paid; and decline in the market value of the security, whether resulting from changes in interest rates, prepayments on the underlying mortgage collateral or perceptions of the credit risk associated with the underlying mortgage collateral. In addition, the Fund’s level of investment in MBS of a particular type or in MBS issued or guaranteed by affiliated obligors, serviced by the same servicer or backed by underlying collateral located in a specific geographic region, may subject the Fund to additional risk. To the extent the Fund invests in junior tranches of MBS, it will be subject to additional risks, including the risk that proceeds that would otherwise be distributed to the Fund may be diverted to pay down more senior tranches.
When market interest rates decline, more mortgages are refinanced and the securities are paid off earlier than expected. Prepayments may also occur on a scheduled basis or due to foreclosure. During such periods, the reinvestment of prepayment proceeds by the Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. When market interest rates increase, the market values of MBS decline. At the same time, however, mortgage refinancings and prepayments slow, lengthening the effective maturities of these securities. As a result, the negative effect of the rate increase on the market value of MBS is usually more pronounced than it is for other types of fixed income securities. Moreover, the relationship between borrower prepayments and changes in interest rates may mean some high-yielding mortgage related and other ABS have less potential for increases in value if market interest rates were to fall than conventional bonds with comparable maturities.
In general, losses on a mortgaged property securing a mortgage loan included in a securitization will be borne first by the equity holder of the property, then by a cash reserve fund or letter of credit, if any, then by the holder of a mezzanine loan or B‑Note, if any, then by the “first loss” subordinated security holder (generally, the “B‑Piece” buyer) and then by the holder of a higher rated security. The Fund could invest in any class of security included in a securitization. In the event of default and the exhaustion of any equity support, reserve fund, letter of credit, mezzanine loans or B‑Notes, and any classes of securities junior to those in which the Fund invests, the Fund will not be able to recover all of its investment in the MBS it purchases. MBS in which the Fund invests may not contain reserve funds, letters of credit, mezzanine loans and/or junior classes of securities. The prices of lower credit quality securities are generally less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual issuer developments.
MBS generally are classified as either RMBS or CMBS, each of which are subject to certain specific risks as further described below.
RMBS Risks. RMBS are securities the payments on which depend primarily on the cash flow from residential mortgage loans made to borrowers that are secured by residential real estate. Non‑agency residential mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan secured by residential property is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Agency RMBS Risks. MBS issued by FNMA or FHLMC are guaranteed as to timely payment of principal and interest by FNMA or FHLMC, but are not backed by the full faith and credit of the U.S. Government. In 2008, the FHFA placed FNMA and FHLMC into conservatorship. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its MBS. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into an agreement with each of FNMA and FHLMC that contains various covenants that severely limit each enterprise’s operations. There is no assurance that the obligations of such entities will be satisfied in full, or that such obligations will not decrease in value or default.
Non‑Agency RMBS Risks. Non‑agency RMBS are securities issued by non‑governmental issuers. Non‑agency RMBS have no direct or indirect government guarantees of payment and are subject to various risks as described herein.
Borrower Credit Risk. Credit-related risk on RMBS arises from losses due to delinquencies and defaults by the borrowers in payments on the underlying mortgage loans and breaches by originators and servicers of their obligations under the underlying documentation pursuant to which the RMBS are issued. Non‑agency residential mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The rate of delinquencies and defaults on residential mortgage loans and the aggregate amount of the resulting losses will be affected by a number of factors, including general economic conditions, particularly those in the area where the related mortgaged property is located, the level of the borrower’s equity in the mortgaged property and the individual financial circumstances of the borrower. If a residential mortgage loan is in default, foreclosure on the related residential property may be a lengthy and difficult process involving significant legal and other expenses. The net proceeds obtained by the holder on a residential mortgage loan following the foreclosure on the related property may be less than the total amount that remains due on the loan. The prospect of incurring a loss upon the foreclosure of the related property may lead the holder of the residential mortgage loan to restructure the residential mortgage loan or otherwise delay the foreclosure process.
Legal Risks. Legal risks associated with RMBS can arise as a result of the procedures followed in connection with the origination of the mortgage loans or the servicing thereof, which may be subject to various federal and state laws (including, without limitation, predatory lending laws, the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and regulations promulgated thereunder by the Consumer Financial Protection Bureau (“CFPB”)), public policies and principles of equity that regulate interest rates and other charges, require certain disclosures, require licensing of originators, prohibit discriminatory lending practices, regulate the use of consumer credit information and debt collection practices and may limit the servicer’s ability to collect all or part of the principal of or interest on a residential mortgage loan, entitle the borrower to a refund of amounts previously paid by it or subject the servicer to damages and sanctions. Specifically, provisions of federal predatory lending laws, such as the federal Truth‑in‑Lending Act (as supplemented by the Home Ownership and Equity Protection Act of 1994 and amended by the Dodd-Frank Act) and Regulation Z, as implemented and enforced by the CFPB, and various state predatory lending laws provide that a purchaser or assignee of specified types of residential mortgage loans (including an issuer of RMBS) may be held liable for violations by the originator of such mortgage loans. In addition, the Dodd-Frank Act’s ability‑to‑repay requirements require creditors to make a reasonable, good faith determination that a borrower has the ability to repay a residential mortgage loan, and violations of these requirements may be asserted by a borrower as a defense to foreclosure without time limitation. Under such assignee liability provisions, a borrower is generally given the right to assert against a purchaser of its mortgage loan any affirmative claims and defenses to payment that such borrower could assert against the originator of the loan or, where applicable, the home improvement contractor that arranged the loan. Liability under such assignee liability provisions could, therefore, result in a disruption of cash flows allocated to the holders of RMBS where either the issuer of such RMBS is liable for damages or is unable to enforce payment by the borrower.
In most but not all cases, the amount recoverable against a purchaser or assignee under such assignee liability provisions is limited to amounts previously paid and still owed by the borrower. However, for violations of the ability‑to‑repay requirements, special statutory damages equal to the sum of all finance charges and fees paid by the consumer may be available. Moreover, sellers of residential mortgage loans to an issuer of RMBS typically represent that the loans have been originated in accordance with all applicable laws and in the event such representation is breached, the seller typically must repurchase the offending loan. Notwithstanding these protections, an issuer of RMBS may be exposed to an unquantifiable amount of potential assignee liability because, in the event a predatory lending law does not prohibit class action lawsuits, it is possible that an issuer of RMBS could be liable for damages for more than the original principal amount of the offending loans held by it. In such circumstances the issuer of RMBS may be forced to seek contribution from other parties, who may no longer exist or have adequate funds available to fund such contribution.
In addition, structural and legal risks of RMBS include the possibility that, in a bankruptcy or similar proceeding involving the originator or the servicer (often the same entity or affiliates), the assets of the issuer could be treated as never having been truly sold by the originator to the issuer and could be substantively consolidated with those of the originator, or the transfer of such assets to the issuer could be voided as a fraudulent transfer. Challenges based on such doctrines could result also in cash flow delays and losses on the related issue of RMBS.
Mortgage Loan Market Risk. The residential mortgage market in the United States has historically experienced periods of difficulties that have adversely affected the performance and market value of certain mortgages and mortgage-related securities, most notably during the 2007-2008 financial crisis. Delinquencies and losses on residential mortgage loans (especially sub‑prime and second lien mortgage loans)increased significantly during the financial crisis and declines in or flattening of housing values in many housing markets can exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgages (“ARMs”) are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates.
At any one time, a portfolio of RMBS may be backed by residential mortgage loans that are highly concentrated in only a few states or regions. As a result, the performance of such residential mortgage loans may be more susceptible to a downturn in the economy, including in particular industries that are highly represented in such states or regions, natural calamities and other adverse conditions affecting such areas.
Another factor that may contribute to higher delinquency and default rates is the increase in monthly payments on ARMs. Any increase in prevailing market interest rates may result in increased payments for borrowers who have ARMs. Moreover, with respect to hybrid mortgage loans (which are mortgage loans combining fixed and adjustable rate features) after their initial fixed rate period or other adjustable-rate mortgage loans, interest-only products or products having a lower rate, and with respect to mortgage loans with a negative amortization feature which reach their negative amortization cap, borrowers may experience a substantial increase in their monthly payment even without an increase in prevailing market interest rates. Increases in payments for borrowers may result in increased rates of delinquencies and defaults on residential mortgage loans underlying the non‑agency RMBS. In addition, adjustable rate mortgage loans that reference LIBOR have transitioned or are transitioning to alternative reference rates, such as SOFR. This transition may result in changes to the interest rates applicable to such mortgage loans and may affect the performance of RMBS backed by such loans.
As a result of concerns about increases in delinquencies and defaults on residential mortgage loans (particularly on sub‑prime and adjustable-rate mortgage loans) and as a result of concerns about the financial strength of originators and servicers and their ability to perform their obligations with respect to non‑agency RMBS, there may be an adverse change in the market sentiments of investors about the market values and volatility and the degree of risk of non‑agency RMBS generally. Some or all of the underlying residential mortgage loans in an issue of non‑agency RMBS may have balloon payments due on their respective maturity dates. Balloon residential mortgage loans involve a greater risk to a lender than fully amortizing loans, because the ability of a borrower to pay such amount will normally depend on its ability to obtain refinancing of the related mortgage loan or sell the related mortgaged property at a price sufficient to permit the borrower to make the balloon payment, which will depend on a number of factors prevailing at the time such refinancing or sale is required, including, without limitation, the strength of the local or national residential real estate markets, interest rates and general economic conditions and the financial condition of the borrower. If borrowers are unable to make such balloon payments, the related issue of non‑agency RMBS may experience losses.
The Fund may acquire RMBS backed by collateral pools of mortgage loans that have been originated using underwriting standards that are less restrictive than those used in underwriting “prime mortgage loans” and “Alt‑A mortgage loans.” These lower standards include mortgage loans made to borrowers having imperfect or impaired credit histories, mortgage loans where the amount of the loan at origination is 80% or more of the value of the mortgage property, mortgage loans made to borrowers with low credit scores, mortgage loans made to borrowers who have other debt that represents a large portion of their income and mortgage loans made to borrowers whose income is not required to be disclosed or verified and are commonly referred to as “sub‑prime” mortgage loans. Although new issuances of sub‑prime and similar non‑qualified mortgage loans have declined significantly since the 2008 financial crisis due to regulatory reforms (including the Dodd-Frank Act’s ability‑to‑repay requirements), the Fund may hold legacy securities backed by such loans. Sub‑prime mortgage loans have historically experienced increased rates of delinquency, foreclosure, bankruptcy and loss, and they are likely to continue to experience delinquency, foreclosure, bankruptcy and loss rates that are higher, and that may be substantially higher, than those experienced by mortgage loans underwritten in a more traditional manner.
Economic downturns, periods of high unemployment, or other adverse macroeconomic conditions could increase the incidence of mortgage delinquencies and foreclosures, which could adversely affect the value of any RMBS owned by the Fund. In addition, government programs such as foreclosure moratoria or forbearance programs (such as those implemented during the COVID‑19 pandemic) may affect the timing and amount of payments on mortgage loans underlying RMBS.
CMBS Risks. CMBS are, generally, securities backed by obligations (including certificates of participation in obligations) that are principally secured by mortgages on real property or interests therein having a multifamily or commercial use, such as regional malls, other retail space, office buildings, industrial or warehouse properties, hotels, nursing homes and senior living centers. The market for CMBS developed more recently and, in terms of total outstanding principal amount of issues, is relatively small compared to the market for single-family RMBS.
CMBS are subject to particular risks, including lack of standardized terms, shorter maturities than residential mortgage loans and payment of all or substantially all of the principal only at maturity rather than regular amortization of principal. Additional risks may be presented by the type and use of a particular commercial property. Special risks are presented by hospitals, nursing homes, hospitality properties and certain other property types. Commercial property values and net operating income are subject to volatility, which may result in net operating income becoming insufficient to cover debt service on the related mortgage loan. The repayment of loans secured by income-producing properties is typically dependent upon the successful operation of the related real estate project rather than upon the liquidation value of the underlying real estate. Furthermore, the net operating income from and value of any commercial property is subject to various risks, including changes in general or local economic conditions and/or specific industry segments; the solvency of the related tenants; declines in real estate values; declines in rental or occupancy rates; increases in interest rates, real estate tax rates and other operating expenses; changes in governmental rules, regulations and fiscal policies; acts of God; new and ongoing epidemics and pandemics of infectious diseases and other global health events; natural/environmental disasters; terrorist threats and attacks and social unrest and civil disturbances. Consequently, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on MBS secured by loans on commercial properties than on those secured by loans on residential properties. In addition, commercial lending generally is viewed as exposing the lender to a greater risk of loss than one‑ to four- family residential lending. Commercial lending, for example, typically involves larger loans to single borrowers or groups of related borrowers than residential one‑ to four- family mortgage loans. In addition, the repayment of loans secured by income producing properties typically is dependent upon the successful operation of the related real estate project and the cash flow generated therefrom.
The exercise of remedies and successful realization of liquidation proceeds relating to CMBS is also highly dependent on the performance of the servicer or special servicer. In many cases, overall control over the special servicing of related underlying mortgage loans will be held by a “directing certificateholder” or a “controlling class representative,” which is appointed by the holders of the most subordinate class of CMBS in such series. The Fund may not have the right to appoint the directing certificateholder. In connection with the servicing of the specially serviced mortgage loans, the related special servicer may, at the direction of the directing certificateholder, take actions with respect to the specially serviced mortgage loans that could adversely affect the Fund’s interests. There may be a limited number of special servicers available, particularly those that do not have conflicts of interest.
The Fund may invest in subordinated CMBS issued or sponsored by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non‑governmental issuers. Subordinated CMBS have no governmental guarantee and are subordinated in some manner as to the payment of principal and/or interest to the holders of more senior CMBS arising out of the same pool of mortgages. Subordinated CMBS are often referred to as “B‑Pieces.” The holders of subordinated CMBS typically are compensated with a higher stated yield than are the holders of more senior CMBS. On the other hand, subordinated CMBS typically subject the holder to greater risk than senior CMBS and tend to be rated in a lower rating category (frequently a substantially lower rating category) than the senior CMBS issued in respect of the same mortgage pool. Subordinated CMBS generally are likely to be more sensitive to changes in prepayment and interest rates and the market for such securities may be less liquid than is the case for traditional income securities and senior CMBS.
CMO Risk. There are certain risks associated specifically with CMOs. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. The average life of a CMO is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. Actual future results may vary from these estimates, particularly during periods of extreme market volatility. Further, under certain market conditions, such as those that occurred during the recent downturn in the mortgage markets, the weighted average life of certain CMOs may not accurately reflect the price volatility of such securities. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of CMOs may fluctuate to a greater extent than would be expected from interest rate movements alone. CMOs issued by private entities are not obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payments when due, the holder could sustain a loss.
Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs. Many inverse floating rate CMOs have coupons that move inversely to a multiple of an index. The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage factor. Inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal. The market for inverse floating rate CMOs with highly leveraged characteristics at times may be very thin. The Fund’s ability to dispose of its positions in such securities will depend on the degree of liquidity in the markets for such securities. It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity.
The Fund may also invest in real estate mortgage investment conduits, which are CMOs that qualify for special tax treatment under the Code and invest in certain mortgages principally secured by interests in real property and other permitted investments.
Credit Risk Associated With Originators and Servicers of Mortgage Loans. A number of originators and servicers of residential and commercial mortgage loans, including some of the largest originators and servicers in the residential and commercial mortgage loan market, have experienced serious financial difficulties, including some that are now or were subject to federal insolvency proceedings. These difficulties have resulted from many factors, including increased competition among originators for borrowers, decreased originations by such originators of mortgage loans and increased delinquencies and defaults on such mortgage loans, as well as from increases in claims for repurchases of mortgage loans previously sold by them under agreements that require repurchase in the event of breaches of representations regarding loan quality and characteristics. Such difficulties may affect the performance of MBS backed by mortgage loans. Furthermore, the inability of the originator to repurchase such mortgage loans in the event of loan representation breaches or the servicer to repurchase such mortgage loans upon a breach of its servicing obligations also may affect the performance of related MBS. Delinquencies and losses on, and, in some cases, claims for repurchase by the originator of, mortgage loans originated by some mortgage lenders have increased as a result of inadequate underwriting procedures and policies, including inadequate due diligence, failure to comply with predatory and other lending laws and, particularly in the case of any “no documentation” or “limited documentation” mortgage loans that may support non‑agency RMBS, inadequate verification of income and employment history. Delinquencies and losses on, and claims for repurchase of, mortgage loans originated by some mortgage lenders have also resulted from fraudulent activities of borrowers, lenders, appraisers, and other residential mortgage industry participants such as mortgage brokers, including misstatements of income and employment history, identity theft and overstatements of the appraised value of mortgaged properties. Many of these originators and servicers are highly leveraged. These difficulties may also increase the chances that these entities may default on their warehousing or other credit lines or become insolvent or bankrupt and thereby increase the likelihood that repurchase obligations will not be fulfilled and the potential for loss to holders of non‑agency MBS and subordinated security holders.
The servicers of non‑agency MBS are often the same entities as, or affiliates of, the originators of these mortgage loans. Accordingly, the financial risks relating to originators of MBS described immediately above also may affect the servicing of MBS. In the case of such servicers, and other servicers, financial difficulties may have a negative effect on the ability of servicers to pursue collection on mortgage loans that are experiencing increased delinquencies and defaults and to maximize recoveries on sale of underlying properties following foreclosure.
Mortgage loan servicers are subject to extensive federal and state regulation. The CFPB has promulgated regulations under the Real Estate Settlement Procedures Act (Regulation X) and the Truth in Lending Act (Regulation Z) that impose detailed requirements on mortgage servicers regarding, among other things, error resolution, requests for information, force-placed insurance, general servicing policies and procedures, early intervention with delinquent borrowers, continuity of contact, loss mitigation procedures, and restrictions on foreclosure. Servicer failures to comply with these requirements may result in enforcement actions, litigation, and operational disruptions that could affect the performance of related MBS.
MBS typically provide that the servicer is required to make advances in respect of delinquent mortgage loans. However, servicers experiencing financial difficulties may not be able to perform these obligations or obligations that they may have to other parties of transactions involving these securities. Such difficulties may cause servicers to default under their financing arrangements. In certain cases, such entities may be forced to seek bankruptcy protection. Due to the application of the provisions of bankruptcy law, servicers who have sought bankruptcy protection may not be required to advance such amounts. Even if a servicer were able to advance amounts in respect of delinquent mortgage loans, its obligation to make such advances may be limited to the extent that it does not expect to recover such advances due to the deteriorating credit of the delinquent mortgage loans or declining value of the related mortgaged properties. Moreover, servicers may overadvance against a particular mortgage loan or charge too many costs of resolution or foreclosure of a mortgage loan to a securitization, which could increase the potential losses to holders of MBS. In such transactions, a servicer’s obligation to make such advances may also be limited to the amount of its servicing fee. In addition, if an issue of MBS provides for interest on advances made by the servicer, in the event that foreclosure proceeds or payments by borrowers are not sufficient to cover such interest, such interest will be paid to the servicer from available collections or other mortgage income, thereby reducing distributions made on the MBS and, in the case of senior-subordinated MBS described below, first from distributions that would otherwise be made on the most subordinated MBS of such issue. Any such financial difficulties may increase the possibility of a servicer termination and the need for a transfer of servicing and any such liabilities or inability to assess such liabilities may increase the difficulties and costs in affecting such transfer and the potential loss, through the allocation of such increased cost of such transfer, to subordinated security holders.
There can be no assurance that originators and servicers of mortgage loans will not experience serious financial difficulties, including becoming subject to bankruptcy or insolvency proceedings, or that underwriting procedures and policies and protections against fraud will be sufficient to prevent such financial difficulties or significant levels of default or delinquency on mortgage loans. Past performance of mortgage loans and related MBS is not a reliable indicator of future performance.
In some cases, servicers of MBS have been the subject of legal proceedings involving the origination and/or servicing practices of such servicers. Large groups of private litigants and states’ attorneys general have brought such proceedings. Because of the large volume of mortgage loans originated and serviced by such servicers, such litigation can cause heightened financial strain on servicers. In other cases, origination and servicing practices may cause or contribute to such strain, because of representation and warranty repurchase liability arising in MBS and mortgage loan sale transactions. Any such financial strain could cause servicers to service below required standards, causing delinquencies and losses in any related MBS transaction to rise, and in extreme cases could cause the servicer to seek the protection of any applicable bankruptcy or insolvency law. In any such proceeding, it is unclear whether the fees that the servicer charges in such transactions would be sufficient to permit that servicer or a successor servicer to service the mortgage loans in such transaction adequately. If such fees had to be increased, it is likely that the most subordinated security holders in such transactions would be effectively required to pay such increased fees. Finally, these entities may be the subject of laws designed to protect consumers from defaulting on their mortgage loans. Such laws may have an adverse effect on the cash flows paid under such MBS.
Federal and state regulators, including the CFPB, continue to exercise oversight over mortgage originators and servicers. Enforcement actions, consent orders, or changes in regulatory requirements may affect the operations, financial condition, and servicing practices of these entities, which in turn may affect the performance of related MBS.
Adjustable Rate Mortgage Risk. ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, many ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is used to reduce the then-outstanding principal balance of the ARM.
In addition, certain ARMs may provide for an initial fixed, below-market or “teaser” interest rate. During this initial fixed rate period, the payment due from the related mortgagor may be less than that of a traditional loan. However, after the “teaser” rate expires, the monthly payment required to be made by the mortgagor may increase dramatically when the interest rate on the mortgage loan adjusts. This increased burden on the mortgagor may increase the risk of delinquency or default on the mortgage loan and in turn, losses on the MBS into which that loan has been bundled. This risk may be increased as increases in prevailing market interest rates may result in increased payments for borrowers with ARMs.
Many ARMs historically referenced LIBOR as the applicable index for determining interest rate adjustments. Following the cessation of LIBOR, these ARMs have transitioned or are transitioning to alternative reference rates such as SOFR. The transition to SOFR or other alternative reference rates may result in interest rate adjustments that differ from those that would have occurred under LIBOR, which could affect borrower payments, prepayment rates, and the performance of MBS backed by such loans. In addition, any ambiguity or disputes regarding the application of fallback provisions in legacy ARMs could result in litigation or other adverse consequences.
Stripped MBS Risk. Stripped MBS may be subject to additional risks. One type of stripped MBS pays to one class all of the interest from the mortgage assets (the “IO class”), while the other class will receive all of the principal (the “PO class”). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets and a rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity from these securities. If the assets underlying the IO class experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully, or at all, its initial investment in these securities. Conversely, PO class securities tend to decline in value if prepayments are slower than anticipated.
Additional Risks of Mortgage Related Securities. Additional risks associated with investments in MBS include:
Interest Rate Risk. In addition to the interest rate risks described above, certain MBS may be subject to additional risks as the rate of interest payable on certain MBS may be set or effectively capped at the weighted average net coupon of the underlying mortgage loans themselves, often referred to as an “available funds cap.” As a result of this cap, the return to the holder of such MBS is dependent on the relative timing and rate of delinquencies and prepayments of mortgage loans bearing a higher rate of interest. In general, early prepayments will have a greater negative impact on the yield to the holder of such MBS.
Structural Risk. Because MBS generally are ownership or participation interests in pools of mortgage loans secured by a pool of properties underlying the mortgage loan pool, the MBS are entitled to payments provided for in the underlying agreement only when and if funds are generated by the underlying mortgage loan pool. This likelihood of the return of interest and principal may be assessed as a credit matter. However, the holders of MBS do not have the legal status of secured creditors, and cannot accelerate a claim for payment on their securities, or force a sale of the mortgage loan pool in the event that insufficient funds exist to pay such amounts on any date designated for such payment. The holders of MBS do not typically have any right to remove a servicer solely as a result of a failure of the mortgage pool to perform as expected.
Subordination Risk. MBS may be subordinated to one or more other senior classes of securities of the same series for purposes of, among other things, offsetting losses and other shortfalls with respect to the related underlying mortgage loans. For example, in the case of certain MBS, no distributions of principal will generally be made with respect to any class until the aggregate principal balances of the corresponding senior classes of securities have been reduced to zero. As a result, MBS may be more sensitive to risk of loss, writedowns, the non‑fulfillment of repurchase obligations, overadvancing on a pool of loans and the costs of transferring servicing than senior classes of securities.
Prepayment, Extension and Redemption Risks. MBS may reflect an interest in monthly payments made by the borrowers who receive the underlying mortgage loans. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and historically have paid them off sooner. When a prepayment happens, a portion of the MBS which represents an interest in the underlying mortgage loan will be prepaid. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, a portion of the Fund’s higher yielding securities are likely to be redeemed and the Fund will probably be unable to replace them with securities having as great a yield. In addition to reductions in the level of market interest rates and the prepayment provisions of the mortgage loans, repayments on the residential mortgage loans underlying an issue of RMBS may also be affected by a variety of economic, geographic and other factors, including the size difference between the interest rates on the underlying residential mortgage loans (giving consideration to the cost of refinancing) and prevailing mortgage rates and the availability of refinancing. Prepayments can result in lower yields to shareholders. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of MBS. This is known as prepayment risk.
Except in the case of certain types of RMBS, the mortgage loans underlying RMBS generally do not contain prepayment penalties and a reduction in market interest rates will increase the likelihood of prepayments on the related RMBS. In the case of certain home equity loan securities and certain types of RMBS, even though the underlying mortgage loans often contain prepayment premiums, such prepayment premiums may not be sufficient to discourage borrowers from prepaying their mortgage loans in the event of a reduction in market interest rates, resulting in a reduction in the yield to maturity for holders of the related RMBS. RMBS typically contain provisions that require repurchase of mortgage loans by the originator or other seller in the event of a breach of a representation or warranty regarding loan quality and characteristics of such loan. Any repurchase of a mortgage loan as a result of a breach has the same effect on the yield received on the related issue of RMBS as a prepayment of such mortgage loan. Any increase in breaches of representations and the consequent repurchases of mortgage loans that result from inadequate underwriting procedures and policies and protections against fraud will have the same effect on the yield on the related RMBS as an increase in prepayment rates.
Risk of prepayment may be reduced for commercial real estate property loans containing significant prepayment penalties or prohibitions on principal payments for a period of time following origination.
MBS also are subject to extension risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short or intermediate term into a long-term security. The values of long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities.
In addition, MBS may be subject to redemption at the option of the issuer. If a MBS held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem or “pay‑off” the security, which could have an adverse effect on the Fund’s ability to achieve its investment objective.
Spread Widening Risk. The prices of MBS may decline substantially, for reasons that may not be attributable to any of the other risks described in this prospectus and the SAI. In particular, purchasing assets at what may appear to be “undervalued” levels is no guarantee that these assets will not be trading at even more “undervalued” levels at a time of valuation or at the time of sale. It may not be possible to predict, or to protect against, such “spread widening” risk.
Liquidity Risk. The liquidity of MBS varies by type of security; at certain times the Fund may encounter difficulty in disposing of such investments. Because MBS have the potential to be less liquid than other securities, the Fund may be more susceptible to liquidity risks than funds that invest in other securities. In the past, in stressed markets, certain types of MBS suffered periods of illiquidity when disfavored by the market. Due to increased instability in the credit markets, the market for some MBS has experienced reduced liquidity and greater volatility with respect to the value of such securities, making it more difficult to value such securities.

Asset Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Asset-Backed Securities Risk
Asset-backed securities (“ABS”) involve certain risks in addition to those presented by MBS. There is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities. Relative to MBS, ABS may provide the Fund with a less effective security interest in the underlying collateral and are more dependent on the borrower’s ability to pay. If many borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in an ABS transaction. Finally, ABS have structure risk due to a unique characteristic known as early amortization, or early payout, risk. Built into the structure of most ABS are triggers for early payout, designed to protect investors from losses. These triggers are unique to each transaction and can include a significant rise in defaults on the underlying loans, a sharp drop in the credit enhancement level or the bankruptcy of the originator. Once early amortization begins, all incoming loan payments (after expenses are paid) are used to pay investors as quickly as possible based upon a predetermined priority of payment, meaning that proceeds that would otherwise be distributed to holders of a junior tranche may be diverted to pay down more senior tranches.
The collateral underlying ABS may constitute assets related to a wide range of industries and sectors, such as credit card and automobile receivables. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. The Credit CARD Act of 2009 imposes new regulations on the ability of credit card issuers to adjust the interest rates and exercise various other rights with respect to indebtedness extended through credit cards. The Fund and the Advisor cannot predict what effect, if any, such regulations might have on the market for ABS and such regulations may adversely affect the value of ABS owned by the Fund. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. If the economy of the United States deteriorates, defaults on securities backed by credit card, automobile and other receivables may increase, which may adversely affect the value of any ABS owned by the Fund. There is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities. In the past, certain automobile manufacturers have been granted access to emergency loans from the U.S. Government and have experienced bankruptcy. These events may adversely affect the value of securities backed by receivables from the sale or lease of automobiles.
Some ABS, particularly home equity loan transactions, are subject to interest rate risk and prepayment risk. A change in interest rates can affect the pace of payments on the underlying loans, which in turn, affects total return on the securities.

Real Assets Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Assets Investments Risk
The Fund may invest a portion of its assets in securities and credit instruments associated with real assets, including infrastructure, which has historically experienced substantial price volatility. The value of companies engaged in these industries is affected by, among other things: (i) changes in general economic and market conditions; (ii) the destruction of real assets, catastrophic events (such as earthquakes, floods, hurricanes, tornadoes, man‑made disasters, and terrorist acts) and other public crises and relief responses; (iii) changes in environmental, governmental and other regulations; (iv) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (vi) changes in zoning laws; (vii) casualty and condemnation losses; (viii) surplus capacity and depletion concerns; (ix) the availability of financing; and (x) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of these investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. BCIA’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in these industries may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

Real Estate Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Estate Investments Risk
The Fund may invest a portion of its assets in securities and credit instruments of companies in the real estate industry, which has historically experienced substantial price volatility. The value of companies engaged in the real estate industry is affected by, among other things: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; and (ix) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of real estate investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. BCIA’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in this industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

Royalties Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Royalties Risk
The Fund may provide loans secured by royalties. Investments in royalties incorporate a number of general market risks along with risks specific to various underlying royalty strategies, such as oil and gas, music/entertainment and healthcare, among others. Included in those risks are volatility in commodities, regulatory changes, delays in government approvals, patent defense and enforcement, product liabilities, product pricing and the dependence on third parties to market or distribute the product. The market performance of the target products, therefore, may be diminished by any number of factors that are beyond the Fund’s control.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity Securities Risk
Stock markets are volatile, and the prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Although common stocks have historically generated higher average total returns than fixed income securities over the long-term, common stocks also have experienced significantly more volatility in those returns and, in certain periods, have significantly under- performed relative to fixed income securities. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. A common stock may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a particular common stock held by the Fund may decline for a number of other reasons that directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets and reduced demand for its goods and services. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common equity securities in which the Fund may invest are structurally subordinated to preferred stock, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and are therefore inherently more risky than preferred stock or debt instruments of such issuers.

Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred Securities Risk
The Fund may invest in preferred securities. There are special risks associated with investing in preferred securities, including:
Deferral Risk. Preferred securities may include provisions that permit the issuer, at its discretion, to defer distributions for a stated period without any adverse consequences to the issuer. If the Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes although it has not yet received such income.
Subordination Risk. Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than debt instruments.
Limited Voting Rights Risk. Generally, preferred security holders have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. In the case of trust preferred securities, holders generally have no voting rights, except if (i) the issuer fails to pay dividends for a specified period of time or (ii) a declaration of default occurs and is continuing.
Special Redemption Rights Risk. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by certain changes in U.S. federal income tax or securities laws. As with call provisions, a special redemption by the issuer may negatively impact the return of the security held by the Fund.
Trust Preferred Securities Risk. Trust preferred securities are typically issued by corporations, generally in the form of interest bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The trust preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates.
Trust preferred securities are typically junior and fully subordinated liabilities of an issuer and benefit from a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, trust preferred securities typically permit an issuer to defer the payment of income for five years or more without triggering an event of default. Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the trust preferred securities have not been made), these trust preferred securities are often treated as close substitutes for traditional preferred securities, both by issuers and investors.
Trust preferred securities include but are not limited to trust originated preferred securities (“TOPRS®”); monthly income preferred securities (“MIPS®”); quarterly income bond securities (“QUIBS®”); quarterly income debt securities (“QUIDS®”); quarterly income preferred securities (“QUIPSSM”); corporate trust securities (“CORTS®”); public income notes (“PINES®”); and other trust preferred securities.
Trust preferred securities are typically issued with a final maturity date, although some are perpetual in nature. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default. No redemption can typically take place unless all cumulative payment obligations have been met, although issuers may be able to engage in open-market repurchases without regard to whether all payments have been paid.
Many trust preferred securities are issued by trusts or other SPEs established by operating companies and are not a direct obligation of an operating company. At the time the trust or SPE sells such preferred securities to investors, it purchases debt of the operating company (with terms comparable to those of the trust or SPE securities), which enables the operating company to deduct for tax purposes the interest paid on the debt held by the trust or SPE. The trust or SPE is generally required to be treated as transparent for U.S. federal income tax purposes such that the holders of the trust preferred securities are treated as owning beneficial interests in the underlying debt of the operating company. Accordingly, payments on the trust preferred securities are treated as interest rather than dividends for U.S. federal income tax purposes. The trust or SPE in turn would be a holder of the operating company’s debt and would have priority with respect to the operating company’s earnings and profits over the operating company’s common shareholders, but would typically be subordinated to other classes of the operating company’s debt. Typically a preferred share has a rating that is slightly below that of its corresponding operating company’s senior debt securities.
New Types of Securities Risk. From time to time, preferred securities, including trust preferred securities, have been, and may in the future be, offered having features other than those described herein. The Fund reserves the right to invest in these securities if the Advisor believes that doing so would be consistent with the Fund’s investment objective and policies. Since the market for these instruments would be new, the Fund may have difficulty disposing of them at a suitable price and time. In addition to limited liquidity, these instruments may present other risks, such as high price volatility.

Dividend Paying Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dividend Paying Equity Securities Risk
Dividends on common equity securities which the Fund may hold are not fixed but are declared at the discretion of an issuer’s board of directors. Companies that have historically paid dividends on their securities are not required to continue to pay dividends on such securities. There is no guarantee that the issuers of the common equity securities in which the Fund invests will declare dividends in the future or that, if declared, they will remain at current levels or increase over time. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future. Dividend producing equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. See “—Fixed Income Securities Risks—Interest Rate Risk.” The Fund’s investments in dividend producing equity securities may also limit its potential for appreciation during a broad market advance.
The prices of dividend producing equity securities can be highly volatile. Investors should not assume that the Fund’s investments in these securities will necessarily reduce the volatility of the Fund’s NAV or provide “protection,” compared to other types of equity securities, when markets perform poorly.

Growth Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Growth Stock Risk
Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. Stocks of companies the Advisor believes are fast-growing may trade at a higher multiple of current earnings than other stocks. The values of these stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. Earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. If the Advisor’s assessment of the prospects for a company’s earnings growth is wrong, or if the Advisor’s judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or may not approach the value that the Advisor has placed on it.

Value Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Value Stock Risk
The Advisor may be wrong in its assessment of a company’s value and the stocks the Fund owns may not reach what the Advisor believes are their full values. A particular risk of the Fund’s value stock investments is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Fund’s relative performance may suffer.

Covenant Lite Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
“Covenant-Lite” Loans Risk
Some of the loans in which the Fund may invest or get exposure to through its investments in CDOs or other types of structured securities may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience delays in enforcing its rights on its holdings of covenant-lite loans. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.
Structured Notes Risk. Investments in structured notes involve risks, including credit risk and market risk. Where the Fund’s investments in structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note.
Equity-Linked Notes Risk. ELNs are hybrid securities with characteristics of both fixed income and equity securities. An ELN is a debt instrument, usually a bond, that pays interest based upon the performance of an underlying equity, which can be a single stock, basket of stocks or an equity index. The interest payment on an ELN may in some cases be leveraged so that, in percentage terms, it exceeds the relative performance of the market. ELNs generally are subject to the risks associated with the securities of equity issuers, default risk and counterparty risk.
Credit-Linked Notes Risk. A CLN is a derivative instrument. It is a synthetic obligation between two or more parties where the payment of principal and/or interest is based on the performance of some obligation (a reference obligation). In addition to the credit risk of the reference obligations and interest rate risk, the buyer/seller of the CLN is subject to counterparty risk.
Event-Linked Securities Risk. Event-linked securities are a form of derivative issued by insurance companies and insurance-related special purpose vehicles that apply securitization techniques to catastrophic property and casualty damages. Unlike other insurable low-severity, high-probability events, the insurance risk of which can be diversified by writing large numbers of similar policies, the holders of a typical event-linked securities are exposed to the risks from high-severity, low‑probability events such as that posed by major earthquakes or hurricanes. If a catastrophe occurs that “triggers” the event-linked security, investors in such security may lose some or all of the capital invested. In the case of an event, the funds are paid to the bond sponsor—an insurer, reinsurer or corporation—to cover losses. In return, the bond sponsors pay interest to investors for this catastrophe protection. Event-linked securities can be structured to pay‑off on three types of variables—insurance-industry catastrophe loss indices, insured-specific catastrophe losses and parametric indices based on the physical characteristics of catastrophic events. Such variables are difficult to predict or model, and the risk and potential return profiles of event-linked securities may be difficult to assess. Catastrophe-related event-linked securities have been in use since the 1990s, and the securitization and risk-transfer aspects of such event-linked securities are beginning to be employed in other insurance and risk-related areas. No active trading market may exist for certain event-linked securities, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets.

Investment Companies and ETFs Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Companies and ETFs Risk
Subject to the limitations set forth in the Investment Company Act and the Fund’s governing documents or as otherwise permitted by the SEC, the Fund may acquire shares in other affiliated and unaffiliated investment companies, including ETFs or BDCs. The market value of the shares of other investment companies may differ from their NAV. As an investor in investment companies, including ETFs or BDCs, the Fund would bear its ratable share of that entity’s expenses, including its investment advisory and administration fees, while continuing to pay its own advisory and administration fees and other expenses (to the extent not offset by the Advisor through waivers). As a result, shareholders will be absorbing duplicate levels of fees with respect to investments in other investment companies, including ETFs or BDCs.
The securities of other investment companies, including ETFs or BDCs, in which the Fund may invest may be leveraged. As a result, the Fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of other investment companies, including ETFs or BDCs, that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the Fund’s Shares) will be diminished.
ETFs are generally not actively managed and may be affected by a general decline in market segments relating to its index. An ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.

Subsidiary Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Subsidiary Risk
By investing in any Subsidiary, the Fund will be indirectly exposed to the risks associated with such Subsidiary’s investments. The instruments that will be held by any Subsidiary will generally be similar to those that are permitted to be held by the Fund and will be subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiaries will not be registered under the Investment Company Act, and, unless otherwise noted in this prospectus, will not be subject to all the investor protections of the Investment Company Act. However, the Fund will wholly own and control any Subsidiary, and the Fund and any Subsidiary will each be managed by the Advisor and share the same portfolio management team. The Fund’s Board will have oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiaries, and the Fund’s role as sole shareholder of any Subsidiary. Changes in the laws of the United States and/or any jurisdiction in which a Subsidiary is formed could result in the inability of the Fund and/or any Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund. For example, changes in U.S. tax laws could affect the U.S. tax treatment of, or consequences of owning, the Fund or the Subsidiaries, including under the RIC rules.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Risk
The Fund will be subject to credit risk with respect to the counterparties to the derivative contracts purchased by the Fund. Because derivative transactions in which the Fund may engage may involve instruments that are not traded on an Exchange (as defined herein) or cleared through a central counterparty but are instead traded between counterparties based on contractual relationships, the Fund is subject to the risk that a counterparty will not perform its obligations under the related contracts. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceedings. The Fund may obtain only a limited recovery, or may obtain no recovery, in such circumstances. Although the Fund intends to enter into transactions only with counterparties that the Advisor believes to be creditworthy, there can be no assurances that, as a result, a counterparty will not default and that the Fund will not sustain a loss on a transaction. In the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. While the Fund may seek to manage its counterparty risk by transacting with a number of counterparties, concerns about the solvency of, or a default by, one large market participant could lead to significant impairment of liquidity and other adverse consequences for other counterparties.
The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations under the derivative contract. However, there can be no assurances that a clearing organization, or its members, will satisfy its obligations to the Fund, or that the Fund would be able to recover the full amount of assets deposited on its behalf with the clearing organization in the event of the default by the clearing organization or the Fund’s clearing broker. In addition, cleared derivative transactions benefit from daily marking‑to‑market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Uncleared OTC derivative transactions generally do not benefit from such protections. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such “counterparty risk” is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties.
Financial services companies, including those that serve as counterparties to the Fund, may be adversely affected by, among other things: (i) changes in governmental regulation, which may limit both the amounts and the types of loans and other financial commitments financial services companies can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain; (ii) fluctuations, including as a result of interest rate changes or increased competition, in the availability and cost of capital funds on which the profitability of financial services companies is largely dependent; (iii) deterioration of the credit markets; (iv) credit losses resulting from financial difficulties of borrowers, especially when financial services companies are exposed to non‑diversified or concentrated loan portfolios; (v) financial losses associated with investment activities, especially when financial services companies are exposed to financial leverage; (vi) the risk that any financial services company experiences substantial declines in the valuations of its assets, takes action to raise capital, or ceases operations; (vii) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector; and (viii) the interconnectedness or interdependence among financial services companies, including the risk that the financial distress or failure of one financial services company may materially and adversely affect a number of other financial services companies.
In addition, the Fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations under those instruments, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurances that an issuer of an instrument in which the Fund invests will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that the Fund will not sustain a loss on a transaction as a result.

Risks Associated with Recent Market Events [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Associated with Recent Market Events
In 2022 and 2023, the Federal Reserve raised interest rates eleven times as part of its efforts to address rising inflation. Certain foreign central banks similarly tightened monetary policy during this period. Beginning in September 2024, the Federal Reserve began lowering interest rates, cutting the federal funds rate six times through December 2025. The Federal Reserve held the federal funds rate steady in the first quarter of 2026, though further rate changes may occur depending on economic conditions, including the pace of inflation and the state of the labor market. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors, including trade policy, fiscal policy and geopolitical developments, could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets, which could negatively affect the value of debt instruments held by the Fund and result in a negative impact on the Fund’s performance. See “Risks—Inflation Risk.”
Recent policy initiatives undertaken by the U.S. government have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets, and could adversely affect the investment performance of the Fund. In particular, actions taken by the U.S. government in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests. Political and diplomatic events within the United States, including a contentious domestic political environment, changes in political party control of one or more branches of the U.S. government, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a U.S. government shutdown, and disagreements over, or threats not to increase, the U.S. government’s borrowing limit (or “debt ceiling”), as well as political and diplomatic events abroad, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. A downgrade of the ratings of U.S. government debt obligations, or concerns about the U.S. government’s credit quality in general, could have a substantial negative effect on the U.S. and global economies. For example, concerns about the U.S. government’s credit quality may cause increased volatility in the stock and bond markets, higher interest rates, reduced prices and liquidity of U.S. Treasury securities, and/or increased costs of various kinds of debt. Moreover, although the U.S. government has honored its credit obligations, there remains a possibility that the United States could default on its obligations. The consequences of such an unprecedented event are impossible to predict, but it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Fund’s investments.
In recent years, some countries, including the United States, have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade agreements, risks associated with the trade agreements between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time.

Market Disruption and Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Disruption and Geopolitical Risk
Investments by the Fund are materially affected by conditions in the global financial markets and economic and political conditions throughout the world, such as interest rates, the availability and cost of credit, inflation rates, economic uncertainty, changes in laws, trade policies, commodity prices, tariffs, currency exchange rates and controls and national and international political circumstances (including wars and other forms of conflict, terrorist acts, and security operations) and catastrophic events such as fires, floods, earthquakes, tornados, hurricanes and pandemics could materially affect the Fund’s investments to the extent it materially affects global economies or global financial markets.
Additionally, the occurrence of events similar to those in recent years, such as localized wars, instability, new and ongoing epidemics and pandemics of infectious diseases and other global health events, natural/environmental disasters, terrorist attacks in the United States and around the world, social and political discord, debt crises, sovereign debt downgrades, increasingly strained relations between the United States and a number of foreign countries, new and continued political unrest in various countries, the exit or potential exit of one or more countries from the European Union, continued changes in the balance of political power among and within the branches of the U.S. government, government shutdowns and other factors, may result in market volatility, may have long term effects on the United States and worldwide financial markets, and may cause further economic uncertainties in the United States and worldwide and could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. These factors are outside of the Fund’s control and may affect the level and volatility of securities prices and the liquidity and value of the Fund’s portfolio investments, and the Fund may not be able to successfully manage its exposure to these conditions, which may result in substantial losses to shareholders.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, in the region are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, could have a severe adverse effect on Russia and the European region, including significant negative impacts on the Russian economy, the European economy and the markets for certain securities and commodities, such as oil and natural gas, and may likely have collateral impacts on such sectors globally as well as other sectors. How long such military action and related events will last cannot be predicted.
In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto, including the imposition of tariffs on imported goods. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on goods imported from such impacted jurisdictions. More generally, these actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of a foreign country’s export industry, which could have a negative impact on the Fund’s performance. The U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods imported into the U.S., including from China, Canada, and Mexico, such as steel and aluminum. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods. U.S. companies that source material and goods from China and those that make large amounts of sales in China would be particularly vulnerable to an escalation of trade tensions. Uncertainty regarding the outcome of the trade tensions and the potential for a trade war could cause the U.S. dollar to decline against safe-haven currencies, such as the Japanese yen and the euro. Events such as these, and their consequences, are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future. Increased trade tensions could have a material adverse effect on the global economy. The Fund and its portfolio investments could be materially and adversely affected.
Cybersecurity incidents affecting particular companies or industries may adversely affect the economies of particular countries, regions or parts of the world in which the Fund invests.
The occurrence of any of these above events could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The Fund does not know how long the securities markets may be affected by similar events and cannot predict the effects of similar events in the future on the U.S. economy and securities markets. There can be no assurance that similar events and other market disruptions will not have other material and adverse implications.

Regulation and Government Intervention Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulation and Government Intervention Risk
Federal, state, and other governments, their regulatory agencies or self-regulatory organizations may take actions that affect the regulation of the issuers in which the Fund invests in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.
In light of popular, political and judicial focus on finance related consumer protection, financial institution practices are also subject to greater scrutiny and criticism generally. In the case of transactions between financial institutions and the general public, there may be a greater tendency toward strict interpretation of terms and legal rights in favor of the consuming public, particularly where there is a real or perceived disparity in risk allocation and/or where consumers are perceived as not having had an opportunity to exercise informed consent to the transaction. In the event of conflicting interests between retail investors holding common shares of a closed‑end investment company such as the Fund and a large financial institution, a court may similarly seek to strictly interpret terms and legal rights in favor of retail investors.
The Fund may be affected by governmental action in ways that are not foreseeable, and there is a possibility that such actions could have a significant adverse effect on the Fund and its ability to achieve its investment objective.
Investment Company Act Regulations
The Fund is a registered closed‑end investment company and as such is subject to regulations under the Investment Company Act. Generally speaking, any contract or provision thereof that is made, or where performance involves a violation of the Investment Company Act or any rule or regulation thereunder is unenforceable by either party unless a court finds otherwise.

Legal Tax and Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Legal, Tax and Regulatory Risks
Legal, tax and regulatory changes could occur that may materially adversely affect the Fund.
To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things, derive in each taxable year at least 90% of its gross income from certain prescribed sources and distribute for each taxable year at least 90% of its “investment company taxable income” (generally, ordinary income plus the excess, if any, of net short-term capital gain over net long-term capital loss). If for any taxable year the Fund does not qualify as a RIC, all of its taxable income for that year (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits.
The current administration has called for significant changes to U.S. fiscal, tax, trade, healthcare, immigration, foreign, and government regulatory policy. In this regard, there is significant uncertainty with respect to legislation, regulation and government policy at the federal level, as well as the state and local levels. Recent events have created a climate of heightened uncertainty and introduced new and difficult‑to‑quantify macroeconomic and political risks with potentially far‑reaching implications. There has been a corresponding meaningful increase in the uncertainty surrounding interest rates, inflation, foreign exchange rates, trade volumes and fiscal and monetary policy. To the extent the U.S. Congress or the current presidential administration implements changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, corporate taxes, healthcare, the U.S. regulatory environment, inflation and other areas. Although the Fund cannot predict the impact, if any, of these changes to the Fund’s business, they could adversely affect the Fund’s business, financial condition, operating results and cash flows. Until the Fund knows what policy changes are made and how those changes impact the Fund’s business and the business of the Fund’s competitors over the long term, the Fund will not know if, overall, the Fund will benefit from them or be negatively affected by them.
The rules dealing with U.S. federal income taxation are constantly under review by persons involved in the legislative process and by the IRS and the U.S. Treasury Department. Revisions in U.S. federal tax laws and interpretations of these laws could adversely affect the tax consequences of your investment.

Investment Dilution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Dilution Risk
The Fund’s investors do not have preemptive rights to any Shares the Fund may issue in the future. The Fund’s Declaration of Trust authorizes it to issue an unlimited number of Shares. The Board may make certain amendments to the Declaration of Trust. After an investor purchases Shares, the Fund may sell additional Shares or other classes of Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases its Shares, such investor’s percentage ownership interest in the Fund will be diluted.

Potential Conflicts of Interest of the Advisor Sub Advisors and Others [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Potential Conflicts of Interest of the Advisor, Sub‑Advisors and Others
The investment activities of BlackRock, the ultimate parent company of the Advisor, and its Affiliates, and their respective directors, officers or employees, in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders. BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar (in whole or in part) to that of the Fund. Subject to the requirements of the Investment Company Act, BlackRock and its Affiliates intend to engage in such activities and may receive compensation from third parties for their services. None of BlackRock or its Affiliates are under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, BlackRock and its Affiliates may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of an Affiliate or another account managed by an Affiliate and it is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. BlackRock has adopted policies and procedures designed to address potential conflicts of interest. For additional information about potential conflicts of interest and the way in which BlackRock addresses such conflicts, please see “—Principal Risks—Competition for Investment Opportunities,” “—Principal Risks—Valuation Risk,” and “Conflicts of Interest” and “Management of the Fund—Portfolio Management—Potential Material Conflicts of Interest” in the SAI.

Allocation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Allocation Risk
The Fund’s ability to achieve its investment objective depends upon the Advisor’s skill in determining the Fund’s allocation of its assets and in selecting the best mix of investments. There is a risk that the Advisor’s evaluation and assumptions regarding asset classes or investments may be incorrect in view of actual market conditions.
The Fund’s allocation of its investments across various segments of the securities markets and various countries, regions, asset classes and sectors may vary significantly over time based on the Advisor’s analysis and judgment. As a result, the particular risks most relevant to an investment in the Fund, as well as the overall risk profile of the Fund’s portfolio, may vary over time. The Advisor employs an active approach to the Fund’s investment allocations, but there is no guarantee that the Advisor’s allocation strategy will produce the desired results. The percentage of the Fund’s total assets allocated to any category of investment may at any given time be significantly less than the maximum percentage permitted pursuant to the Fund’s investment policies. It is possible that the Fund will focus on an investment that performs poorly or underperforms other investments under various market conditions. The flexibility of the Fund’s investment policies and the discretion granted to the Advisor to invest the Fund’s assets across various segments, classes and geographic regions of the securities markets and in securities with various characteristics means that the Fund’s ability to achieve its investment objective may be more dependent on the success of its investment adviser than other investment companies.
As part of its strategy, the Fund seek to invest in select less liquid or illiquid private credit investments, generally involving corporate borrowers or asset-based collateral, that are believed to present the potential for higher yield versus some of the more liquid portions of the Fund’s portfolio. The Fund’s amount of the Fund’s net assets allocated to such investments may vary over time.
See “—Principal Risks—Competition for Investment Opportunities,” “—Principal Risks—Valuation Risk,” and “Conflicts of Interest” and “Management of the Fund—Portfolio Management—Potential Material Conflicts of Interest” in the SAI.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Turnover Risk
The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. Portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. High portfolio turnover may result in an increased realization of net short-term capital gains by the Fund which, when distributed to common shareholders, will be taxable as ordinary income. Additionally, in a declining market, portfolio turnover may create realized capital losses.

Risks Relating to Particular Countries or Geographic Regions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to Particular Countries or Geographic Regions
Asia-Pacific Countries. In addition to the risks of investing in Non‑U.S. Securities and the risks of investing in emerging markets, the developing market Asia-Pacific countries are subject to certain additional or specific risks. In many of these markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region such as in Japan and Hong Kong. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well capitalized than brokers in the United States.
Many of the developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. In addition, the governments of many of such countries, such as Indonesia, have a substantial role in regulating and supervising the economy.
Another risk common to most such countries is that the economy is heavily export oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also presents risks in certain countries, as do environmental problems. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices that, in turn, may be affected by a variety of factors.
The rights of investors in developing market Asia-Pacific companies may be more limited than those of shareholders of U.S. corporations. It may be difficult or impossible to obtain and/or enforce a judgment in a developing market Asia-Pacific country.
Some developing Asia-Pacific countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities. For example, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company.
China. Investments in securities of companies domiciled in the People’s Republic of China (“China”), including certain Hong Kong-listed and U.S.-listed securities, involve a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets. Such heightened risks include, among others, an authoritarian government, popular unrest associated with demands for improved political, economic and social conditions, the impact of regional conflict on the economy and hostile relations with other countries.
Military conflicts, either in response to internal social unrest or conflicts with other countries, could disrupt economic development. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which the Fund invests.
While the Chinese economy has experienced past periods of rapid growth, there is no assurance that such growth rates will recur. Other economic challenges for China include indebtedness, weak consumer demand, trade tensions, and an aging population. China continues to face pressure from its trading partners over its exporting of its excess industrial capacity and overall approach to economic management. China’s economy is heavily dependent on export growth. Reduction in spending on Chinese products and services, supply chain diversification, institution of additional tariffs, sanctions or other trade barriers (including as a result of heightened trade tensions between China and the United States or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and the companies in which the Fund invests. Certain Chinese companies (which may change from time to time) are directly or indirectly subject to economic or trade restrictions imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. For example, certain foreign technology companies are subject to U.S. export controls as those companies are believed to pose a risk to U.S. interests. The U.S. also bans imports of goods produced in certain regions of China or by certain Chinese companies due to concerns about forced labor. Such restrictions may have unanticipated and adverse effects on the Chinese economy and companies. Any action that targets Chinese financial markets or securities exchanges could interfere with orderly trading, delay settlement or cause market disruptions. Certain companies may be subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. So long as these restrictions do not include restrictions on investments, the Fund may invest in such companies.
From time to time and in recent years, China has experienced outbreaks of infectious illnesses and the country may be subject to other public health threats, infectious illnesses, diseases or similar issues in the future. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy, which in turn could adversely affect the Fund’s investments.
Eurozone. A number of countries in the EU have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. As a result, financial markets in the EU have been subject to increased volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. One or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far‑reaching.
As a result of Brexit, the financial markets experienced high levels of volatility and it is likely that, in the near term, Brexit will continue to bring about higher levels of uncertainty and volatility. During this period of uncertainty, the negative impact on not only the United Kingdom and European economies, but the broader global economy, could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues. It is possible, that certain economic activity will be curtailed until some signs of clarity begin to emerge, including negotiations around the terms for United Kingdom’s exit out of the EU. Any further exits from the EU, or the possibility of such exits, would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties.
In addition, certain European countries have recently experienced negative interest rates on certain fixed-income instruments. A negative interest rate policy is an unconventional central bank monetary policy tool where nominal target interest rates are set with a negative value (i.e., below zero percent) intended to help create self-sustaining growth in the local economy. Negative interest rates may result in heightened market volatility and may detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on the Fund’s investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.
To the extent the Fund has exposure to European markets or to transactions tied to the value of the euro, these events could negatively affect the value and liquidity of the Fund’s investments. All of these developments may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on the Fund’s investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.
Japan. There are special risks associated with investments in Japan. If the Fund invests in Japan, the value of the Fund’s shares may vary widely in response to political and economic factors affecting companies in Japan. Political, social or economic disruptions in Japan or in other countries in the region may adversely affect the values of Japanese securities and thus the Fund’s holdings. Additionally, since securities in Japan are denominated and quoted in yen, the value of the Fund’s Japanese securities as measured in U.S. dollars may be affected by fluctuations in the value of the Japanese yen relative to the U.S. dollar. Japanese securities are also subject to the more general risks associated with Non‑U.S. Securities.
Latin America. The economies of Latin American countries have experienced high inflation rates, high interest rates, economic volatility, currency devaluations, government debt defaults and high unemployment rates. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline that has been lacking at times in the past, as well as stable political and social conditions. International economic conditions, particularly those in the United States, as well as world prices for oil and other commodities may also influence the development of the Latin American economies.
Some Latin American currencies have experienced steady devaluations relative to the U.S. dollar and certain Latin American countries have had to make major adjustments in their currencies from time to time. In addition, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. Governmental actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect the companies in which the Fund invests and, therefore, the value of Fund shares. As noted, in the past, many Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. For companies that keep accounting records in the local currency, inflation accounting rules in some Latin American countries require, for both tax and accounting purposes, that certain assets and liabilities be restated on the company’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain Latin American companies. Inflation and rapid fluctuations in inflation rates have had, and could, in the future, have very negative effects on the economies and securities markets of certain Latin American countries.
Substantial limitations may exist in certain countries with respect to the Fund’s ability to repatriate investment income, capital or the proceeds of sales of securities. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.
Certain Latin American countries have entered into regional trade agreements that are designed to, among other things, reduce barriers between countries, increase competition among companies and reduce government subsidies in certain industries. No assurances can be given that these changes will be successful in the long-term, or that these changes will result in the economic stability intended. There is a possibility that these trade arrangements will not be fully implemented, or will be partially or completely unwound. It is also possible that a significant participant could choose to abandon a trade agreement, which could diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non‑participating countries, including sharp appreciation or depreciation of participants’ national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the Latin American markets, an undermining of Latin American economic stability, the collapse or slowdown of the drive towards Latin American economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of such trade agreements. Such developments could have an adverse impact on the Fund’s investments in Latin America generally or in specific countries participating in such trade agreements.
Other Latin American market risks include foreign exchange controls, difficulties in pricing securities, defaults on sovereign debt, difficulties in enforcing favorable legal judgments in local courts and political and social instability. Legal remedies available to investors in certain Latin American countries may be less extensive than those available to investors in the United States or other foreign countries.
Russia. Because of the underdeveloped state of Russia’s securities markets and banking and telecommunication systems, settlement, clearing and registration of securities transactions are subject to additional risks. Prior to 2013, there was no central registration system for equity share registration in Russia and registration was carried out either by the issuers themselves or by registrars located throughout Russia. These registrars may not have been subject to effective state supervision or licensed with any governmental entity. In 2013, Russia established the National Settlement Depository (“NSD”) as a recognized central securities depository, and title to Russian equities held through the NSD is now based on the records of the NSD and not on the records of the local registrars. Although the implementation of the NSD has enhanced the efficiency and transparency of the Russian securities market, loss still can occur. Additionally, issuers and registrars remain prominent in the validation and approval of documentation requirements for corporate action processing in Russia, and, because the documentation requirements and approval criteria vary between registrars and issuers, there remain inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. To the extent that the Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Fund to enforce its rights or otherwise remedy the loss. Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and as a result the custodian may be considered the ultimate owner of securities held on behalf of their clients. The Fund also may experience difficulty in obtaining and/or enforcing judgments in Russia.
In addition, Russia continues to assert its influence in the region through economic and military measures, as it did with Georgia in the summer of 2008 and the Ukraine in 2014 and 2022. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally.
Governments in the United States and many other countries (collectively, the “Sanctioning Bodies”) have imposed economic sanctions on certain Russian individuals, including politicians, and Russian corporate and banking entities. The Sanctioning Bodies, or others, could also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions have resulted and may continue to result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of the Fund to buy, sell, receive or deliver those securities and/or assets. Sanctions could also result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities.

Inflation Indexed Bonds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation-Indexed Bonds Risk
Inflation-indexed securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including U.S. Treasury inflation-indexed bonds, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Thus generally, during periods of rising inflation, the value of inflation-indexed securities will tend to increase and during periods of deflation, their value will tend to decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurances that the inflation index used (i.e., the Consumer Price Index for All Urban Consumers or “CPI‑U”) will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity. In order to receive the special treatment accorded to RICs and their shareholders under the Code and to avoid U.S. federal income and/or excise taxes, the Fund may be required to distribute this income to shareholders in the tax year in which the income is recognized (without a corresponding receipt of cash). Therefore, the Fund may be required to pay out as an income distribution in any such tax year an amount greater than the total amount of cash income the Fund actually received and to sell portfolio securities, including at potentially disadvantageous times or prices, to obtain cash needed for these income distributions.

Inverse Floater and Related Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inverse Floater and Related Securities Risk
Investments in inverse floaters and similar instruments expose the Fund to the same risks as investments in fixed income securities and derivatives, as well as other risks, including those associated with leverage and increased volatility. An investment in these securities typically will involve greater risk than an investment in a fixed rate security. Distributions on inverse floaters and similar instruments will typically bear an inverse relationship to short-term interest rates and typically will be reduced or, potentially, eliminated as interest rates rise. Inverse floaters and similar instruments will underperform the market for fixed rate securities in a rising interest rate environment. Inverse floaters may be considered to be leveraged to the extent that their interest rates vary by a magnitude that exceeds the magnitude of the change in a reference rate of interest (typically a short-term interest rate). The leverage inherent in inverse floaters is associated with greater volatility in their market values. Investments in inverse floaters and similar instruments that have fixed income securities underlying them will expose the Fund to the risks associated with those fixed income securities and the values of those investments may be especially sensitive to changes in prepayment rates on the underlying fixed income securities.

New Issues Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
New Issues Risk
“New Issues” are initial public offerings of U.S. equity securities. There is no assurance that the Fund will have access to profitable IPOs and therefore investors should not rely on any past gains from IPOs as an indication of future performance of the Fund. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, some companies in IPOs are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of achieving them. Further, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO. When an IPO is brought to the market, availability may be limited and the Fund may not be able to buy any shares at the offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares.

Highly Volatile Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Highly Volatile Markets Risk
The prices of the Fund’s investments, and therefore the NAV of the Fund, can be highly volatile. Price movements of forward contracts, futures contracts and other derivative contracts in which the Fund may invest are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments and interest rate-related futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. Moreover, since internationally there may be less government supervision and regulation of worldwide stock exchanges and clearinghouses than in the U.S., the Fund also is subject to the risk of the failure of the exchanges on which its positions trade or of its clearinghouses, and there may be a higher risk of financial irregularities and/or lack of appropriate risk monitoring and controls.

Structured Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Structured Securities Risks
The Fund may invest in structured securities, including structured notes, equity-linked notes (“ELNs”) and other types of structured securities. Because structured securities of the type in which the Fund may invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments, index or reference obligation and will also be subject to counterparty risk. The Fund may have the right to receive payments only from the structured security, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured securities enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured securities generally pay their share of the structured security’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured securities will rise or fall, these prices (and, therefore, the prices of structured securities) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured securities uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining such financing, which may adversely affect the value of the structured securities owned by the Fund.

REITs and Real Estate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
REITs and Real Estate Risk
To the extent that the Fund invests in real estate related investments, including REITs, it will be subject to the risks associated with owning real estate and with the real estate industry, generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and in the credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates. To the extent that the Fund invests in REITs, it will also be subject to the risk that a REIT may default on its obligations or go bankrupt. REITs are generally not taxed on income timely distributed to shareholders, provided they comply with the applicable requirements of the Code. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. Mortgage REITs are pooled investment vehicles that invest the majority of their assets in real property mortgages and which generally derive income primarily from interest payments thereon. Investing in mortgage REITs involves certain risks related to investing in real property mortgages. In addition, mortgage REITs must satisfy highly technical and complex requirements in order to qualify for the favorable tax treatment accorded to REITs under the Code. No assurances can be given that a mortgage REIT in which the Fund invests will be able to continue to qualify as a REIT or that complying with the REIT requirements under the Code will not adversely affect such REIT’s ability to execute its business plan.
Many REITs focus on particular types of properties or properties that are especially suited for certain uses, and those REITs are affected by the risks which impact the owners or users of their properties. For REITs that own healthcare facilities, for example, the physical characteristics of these properties and their operations are highly regulated, and those regulations often require capital expenditures or restrict the profits realizable from these properties. Some of these properties are also highly dependent upon Medicare and Medicaid payments, which are subject to changes in governmental budgets and policies. These properties may experience losses if their tenants receive lower Medicare or Medicaid rates.

Warrants Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Warrants Risk
If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Rights Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Rights Risks
The failure to exercise subscription rights to purchase common stock would result in the dilution of the Fund’s interest in the issuing company. The market for such rights is not well developed, and, accordingly, the Fund may not always realize full value on the sale of rights.

Defensive Investing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Defensive Investing Risk
For defensive purposes, the Fund may allocate assets into cash or short-term fixed income securities without limitation. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective. Further, the value of short-term fixed income securities may be affected by changing interest rates and by changes in credit ratings of the investments. If the Fund holds cash uninvested it will be subject to the credit risk of the depository institution holding the cash.

Hedging Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Hedging Transactions Risk
The Fund may utilize financial instruments such as forward contracts, options and interest rate swaps, caps and floors to seek to hedge against declines in the values of portfolio positions (measured in terms of their base currencies) as a result of changes in currency exchange rates, certain changes in the equity markets and market interest rates and other events.
When engaging in a hedging transaction, the Fund may determine not to seek to establish a perfect correlation between the hedging instruments utilized and the portfolio holdings being hedged. Such an imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to a risk of loss. The Fund may also determine not to hedge against a particular risk because it does not regard the probability of the risk occurring to be sufficiently high as to justify the cost of the hedge or because it does not foresee the occurrence of the risk. It may not be possible for the Fund to hedge against a change or event at attractive prices or at a price sufficient to protect the assets of the Fund from the decline in value of the portfolio positions anticipated as a result of such change. In addition, it may not be possible to hedge at all against certain risks.

Option Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Option Transactions Risk
The Fund may engage in option transactions. The purchase or sale of an option involves the payment or receipt of a premium payment by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security or other instrument for a specific price at a certain time or during a certain period. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. Purchasing options involves the risk that the underlying instrument does not change price in the manner expected, so that the option expires worthless and the investor loses its premium. Selling options, on the other hand, involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security in excess of the premium payment received. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties’ obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. Over‑the‑counter options have more flexible terms negotiated between the buyer and the seller, but are subject to greater credit risk. Over‑the‑counter options also involve greater liquidity risk.
A covered call option is a call option with respect to which the Fund owns the underlying security. The sale of such an option exposes the Fund, during the term of the option, to possible loss of opportunity to realize appreciation in the market price of the underlying security and to the possibility that it might hold the underlying security in order to protect against depreciation in the market price of the security during a period when it might have otherwise sold the security. The seller of a covered call option assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option.
A covered put option is a put option with respect to which the seller has a short position in the underlying security. The seller of a covered put option assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. If the seller of the put option owns a put option covering an equivalent number of shares with an exercise price equal to or greater than the exercise price of the put written, the position is “fully hedged” if the option owned expires at the same time or later than the option written. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The seller of a put option may also be required to place cash or liquid assets in a segregated account, or designate such cash or liquid assets on its books and records, to ensure compliance with its obligation to purchase the underlying security. The sale of such an option exposes the Fund during the term of the option to a decline in price of the underlying security while depriving the Fund of the opportunity to invest the segregated or earmarked assets. The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would generally make a similar “closing sale transaction,” which involves liquidating its position by selling the option previously purchased. However, if deemed advantageous, the Fund would be entitled to exercise the option.
There are several risks associated with transactions in options on securities and indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid market for particular options, whether traded over‑the‑counter or on a national securities exchange (“Exchange”) may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation (“OCC”) may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

Commodities Financial Futures Contracts and Options Thereon Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Commodities, Financial Futures Contracts and Options Thereon Risk
The Fund may invest in financial and commodity futures contracts and in options thereon, as well as directly in commodities. The Fund may also be subject to risks related to a direct investment in commodities through its other investments.
A futures contract is an agreement between two parties which obligates the purchaser of the futures contract to buy and the seller of a futures contract to sell a security or commodity for a set price on a future date or, in the case of an index futures contract, to make and accept a cash settlement based upon the difference in value of the index between the time the contract was entered into and the time of its settlement. A majority of transactions in futures contracts, however, do not result in the actual delivery of the underlying instrument or cash settlement, but are settled through liquidation (i.e., by entering into an offsetting transaction). Futures contracts have been designed by boards of trade that have been designated “contract markets” by the CFTC.
Commodity and financial markets are highly volatile because a high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses to the investor. In addition, commodity exchanges may limit fluctuations in commodity futures contract prices during a single day and thus during a single trading day no trades may be executed at prices beyond the “daily limit.” Once the price of a futures contract for a particular commodity has increased or decreased by an amount equal to the daily limit, positions in the commodity can be neither taken nor liquidated unless the Fund is willing to effect trades at or within the limit, which may hinder the ability of the Fund to trade.
The profitability of such an investment depends on the ability of the Advisor to analyze correctly the commodity markets, which are influenced by, among other things, changing supply and demand relationships, weather, changes in interest rates, trade policies, world political and economic events, and other unforeseen events. Such events could result in large market movements and volatile market conditions and create the risk of significant loss. A variety of possible actions by various government agencies can also inhibit profitability or can result in loss. In addition, activities by the major power producers can have a profound effect on spot prices which can, in turn, substantially affect derivative prices, as well as the liquidity of such markets. Moreover, investments in commodity and financial futures and options contracts involve additional risks. The CFTC and futures exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person may hold or control in particular commodity or financial futures contracts. All of the positions held by all accounts owned or controlled by the Fund will be aggregated for the purposes of determining compliance with position limits. It is possible that positions held by the Fund may have to be liquidated in order to avoid exceeding such limits. Such modification or liquidation, if required, could adversely affect the operations and profitability of the Fund.
The Fund may invest in commodity futures contracts and in options thereon in a variety of countries and on a variety of exchanges including those in less established markets. This is the case even if the exchange is formally “linked” to a more established exchange, whereby a trade executed on one exchange liquidates or establishes a position on the other exchange. The activities of such exchanges, including the execution, delivery and clearing of transactions on such an exchange may be subject to a lesser degree of control and enforcement than more established markets. Moreover, such laws or regulations will vary depending on the country in which the transaction occurs. In addition, funds received from the Fund to margin futures transactions may not be provided the same protections as funds received to margin futures transactions on established exchanges.
The primary risks associated with the use of futures contracts and options are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.
Investment in futures contracts involves the risk of imperfect correlation between movements in the price of the futures contract and the price of the security being hedged. The hedge will not be fully effective when there is imperfect correlation between the movements in the prices of two financial instruments. For example, if the price of the futures contract moves more or less than the price of the hedged security, the Fund will experience either a loss or gain on the futures contract which is not completely offset by movements in the price of the hedged securities. To compensate for imperfect correlations, the Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, the Fund may purchase or sell fewer futures contracts if the volatility of the price of the hedged securities is historically lower than that of the futures contracts.
The particular securities comprising the index underlying a securities index financial futures contract may vary from the securities held by the Fund. As a result, the Fund’s ability to hedge effectively all or a portion of the value of its securities through the use of such financial futures contracts will depend in part on the degree to which price movements in the index underlying the financial futures contract correlate with the price movements of the securities held by the Fund. The correlation may be affected by disparities in the average maturity, ratings, geographical mix or structure of the Fund’s investments as compared to those comprising the securities index and general economic or political factors. In addition, the correlation between movements in the value of the securities index may be subject to change over time as additions to and deletions from the securities index alter its structure. The correlation between futures contracts on U.S. government securities and the securities held by the Fund may be adversely affected by similar factors and the risk of imperfect correlation between movements in the prices of such futures contracts and the prices of securities held by the Fund may be greater. The trading of futures contracts also is subject to certain market risks, such as inadequate trading activity, which could at times make it difficult or impossible to liquidate existing positions.
The Fund may liquidate futures contracts it enters into through offsetting transactions on the applicable contract market. There can be no assurance, however, that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close out a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. The inability to close out futures positions also could have an adverse impact on the Fund’s ability to hedge effectively its investments in securities. The liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodity exchanges described above. Prices have in the past moved beyond the daily limit on a number of consecutive trading days.
Because of low initial margin deposits made upon the opening of a futures position, futures transactions involve substantial leverage. As a result, relatively small movements in the price of the futures contracts can result in substantial unrealized gains or losses. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has an open position in a financial futures contract.

Forward Contracts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Forward Contracts Risk
The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by the Fund due to unusually high trading volume, political intervention or other factors. Arrangements to trade forward contracts may be made with only one or a few counterparties, and liquidity problems therefore might be greater than if such arrangements were made with numerous counterparties. The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that the Advisor would otherwise recommend, to the possible detriment of the Fund. Market illiquidity or disruption could result in major losses to the Fund.

Swaps Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Swaps Risk
Swaps are a type of derivative. Swap agreements involve the risk that the party with which the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. To seek to hedge the value of the Fund’s portfolio, to hedge against increases in the Fund’s cost associated with interest payments on any outstanding borrowings or to increase the Fund’s return, the Fund may enter into swaps, including interest rate swap, total return swap (sometimes referred to as a “contract for difference”) and/or credit default swap transactions. In interest rate swap transactions, there is a risk that yields will move in the direction opposite of the direction anticipated by the Fund, which would cause the Fund to make payments to its counterparty in the transaction that could adversely affect Fund performance. In addition to the risks applicable to swaps generally (including counterparty risk, high volatility, liquidity risk and credit risk), credit default swap transactions involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).
Historically, swap transactions have been individually negotiated non‑standardized transactions entered into in OTC markets and have not been subject to the same type of government regulation as exchange-traded instruments. However, since the global financial crisis, the OTC derivatives markets have become subject to comprehensive statutes and regulations. In particular, in the United States, the Dodd-Frank Act requires that certain derivatives with U.S. persons must be executed on a regulated market and a substantial portion of OTC derivatives must be submitted for clearing to regulated clearinghouses. As a result, swap transactions entered into by the Fund may become subject to various requirements applicable to swaps under the Dodd-Frank Act, including clearing, exchange-execution, reporting and recordkeeping requirements, which may make it more difficult and costly for the Fund to enter into swap transactions and may also render certain strategies in which the Fund might otherwise engage impossible or so costly that they will no longer be economical to implement. Furthermore, the number of counterparties that may be willing to enter into swap transactions with the Fund may also be limited if the swap transactions with the Fund are subject to the swap regulation under the Dodd-Frank Act.
Credit default and total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its Managed Assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder. The Fund is not required to enter into swap transactions for hedging purposes or to enhance income or gain and may choose not to do so. In addition, the swaps market is subject to a changing regulatory environment. It is possible that regulatory or other developments in the swaps market could adversely affect the Fund’s ability to successfully use swaps.

Repurchase Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Agreements Risk
Subject to its investment objective and policies, the Fund may invest in repurchase agreements. Repurchase agreements typically involve the acquisition by the Fund of fixed income securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell the securities back to the institution at a fixed time in the future. The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; possible lack of access to income on the underlying security during this period; and expenses of enforcing its rights. While repurchase agreements involve certain risks not associated with direct investments in fixed income securities, the Fund follows procedures approved by the Board that are designed to minimize such risks. In addition, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund generally will seek to liquidate such collateral. However, the exercise of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.

Dollar Roll Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dollar Roll Transactions Risk
Dollar roll transactions involve the risk that the market value of the securities the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to which the Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase securities may be restricted. Successful use of dollar rolls may depend upon the Advisor’s ability to predict correctly interest rates and prepayments, depending on the underlying security. There is no assurance that dollar rolls can be successfully employed. These transactions may involve leverage.

When Issued and Delayed Delivery Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
When-Issued and Delayed Delivery Transactions Risk
The Fund may purchase securities on a when-issued basis and may purchase or sell those securities for delayed delivery. When-issued and delayed delivery transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place in the future to secure an advantageous yield or price. Securities purchased on a when-issued or delayed delivery basis may expose the Fund to counterparty risk of default as well as the risk that securities may experience fluctuations in value prior to their actual delivery. The Fund will not accrue income with respect to a when-issued or delayed delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed delivery basis can involve the additional risk that the price or yield available in the market when the delivery takes place may not be as favorable as that obtained in the transaction itself.

Securities Lending Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Securities Lending Risk
The Fund may lend securities to financial institutions. Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), foreign exchange risk (i.e., the risk of a shortfall at default when a cash collateral investment is denominated in a currency other than the currency of the assets being loaned due to movements in foreign exchange rates), and credit, legal, counterparty and market risks (including the risk that market events, including but not limited to corporate actions, could lead the Fund to lend securities that are trading at a premium due to increased demand, or to recall loaned securities or to lend less or not at all, which could lead to reduced securities lending revenue). If the Fund were to lend securities that are subject to a corporate action and commit to the borrower a particular election as determined by the Advisor, the benefit the Fund would receive in respect of committing to such election may or may not be less than the benefit the Fund would have received from making a different election in such corporate action. If a securities lending counterparty were to default, the Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return the Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for the Fund. The Fund could lose money if its short-term investment of the collateral declines in value over the period of the loan. Substitute payments received by the Fund representing dividends paid on securities loaned out by the Fund will not be considered qualified dividend income, and distributions by the Fund of such substitute payments will not constitute qualified dividend income. Additionally, substitute payments received by the Fund representing qualified REIT dividends paid on REIT securities loaned out by the Fund will not be considered qualified REIT dividends, and distributions by the Fund of such substitute payments will not be eligible for a 20% deduction currently available for ordinary REIT dividends paid to non‑corporate shareholders provided certain other requirements are satisfied. The securities lending agent will take into account the tax effects on shareholders caused by these differences in connection with the Fund’s securities lending program. Substitute payments received on tax‑exempt securities loaned out will generally not be tax‑exempt income.
Regulations adopted by global prudential regulators require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many securities lending agreements, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect the Fund’s ability to terminate existing securities lending agreements or to realize amounts to be received under such agreements. Prudential regulation may also favor lenders that can provide additional protections, such as liens that are exercisable upon lender default, to bank borrowers. The Fund may provide additional protections to bank borrowers, where permitted pursuant to the Fund’s investment policies and if BlackRock believes doing so is in the best interest of the Fund.

Short Sales Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Short Sales Risk
Short-selling involves selling securities which may or may not be owned and borrowing the same securities for delivery to the purchaser, with an obligation to replace the borrowed securities at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss will be increased, by the transaction costs incurred by the Fund, including the costs associated with providing collateral to the broker-dealer (usually cash and liquid securities) and the maintenance of collateral with its custodian. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.
Short-selling necessarily involves certain additional risks. However, if the short seller does not own the securities sold short (an uncovered short sale), the borrowed securities must be replaced by securities purchased at market prices in order to close out the short position, and any appreciation in the price of the borrowed securities would result in a loss. Uncovered short sales expose the Fund to the risk of uncapped losses until a position can be closed out due to the lack of an upper limit on the price to which a security may rise. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss. There is the risk that the securities borrowed by the Fund in connection with a short-sale must be returned to the securities lender on short notice. If a request for return of borrowed securities occurs at a time when other short-sellers of the security are receiving similar requests, a “short squeeze” can occur, and the Fund may be compelled to replace borrowed securities previously sold short with purchases on the open market at the most disadvantageous time, possibly at prices significantly in excess of the proceeds received at the time the securities were originally sold short.
The Fund must comply with Rule 18f-4 under the Investment Company Act with respect to its short sale borrowings, which are considered derivatives transactions under the Rule. See “Additional Risk Factors—Risk Factors in Strategic Transactions and Derivatives—Rule 18f-4 Under the Investment Company Act” below.
Short sales are also subject to certain SEC regulations and certain European Union and United Kingdom regulations (under which there are restrictions on net short sales in certain securities). If the SEC or regulatory authorities in other jurisdictions were to adopt additional restrictions regarding short sales, they could restrict the Fund’s ability to engage in short sales in certain circumstances, and the Fund may be unable to execute its investment strategy as a result. In response to market events, the SEC and regulatory authorities in other jurisdictions may adopt (and in certain cases, have adopted) bans or other restrictions on short sales of certain securities or on derivatives and other hedging instruments used to achieve a similar economic effect. Such bans or other restrictions may make it impossible for the Fund to execute certain investment strategies and may have a material adverse effect on the Fund’s ability to generate returns.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation Risk
Inflation risk is the risk that the value of assets or income from investment will be worth less in the future, as inflation decreases the value of money. As inflation increases, the real value of the Shares and distributions on those shares can decline. In addition, during any periods of rising inflation, interest rates on any borrowings by the Fund would likely increase, which would tend to further reduce returns to the holders of Shares. Inflation rates may change frequently and significantly due to a number of potential factors, including, among others, unexpected economic shifts or changes in fiscal or monetary policies.

Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Deflation Risk
Deflation risk is the risk that prices throughout the economy decline over time, which may have an adverse effect on the market valuation of companies, their assets and their revenues. In addition, deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Regulation as a Commodity Pool [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulation as a “Commodity Pool”
The CFTC subjects advisers to registered investment companies to regulation by the CFTC if a fund that is advised by the investment adviser either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in CFTC Derivatives, or (ii) markets itself as providing investment exposure to such instruments. CFTC Rule 4.5 permits investment advisers to registered investment companies to claim an exclusion from the definition of “commodity pool operator” under the CEA with respect to a fund, provided certain requirements are met. In order to permit the Advisor to claim this exclusion with respect to the Fund, the Fund will limit its use of CFTC Derivatives (excluding transactions entered into for “bona fide hedging purposes,” as defined under CFTC regulations) such that either: (i) the aggregate initial margin and premiums required to establish its CFTC Derivatives do not exceed 5% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses on such positions, or (ii) the aggregate net notional value of its CFTC Derivatives does not exceed 100% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses on such positions. Additionally, the Fund will not market itself as a “commodity pool” or a vehicle for trading such instruments. Accordingly, the Fund is not subject to regulation under the CEA or otherwise regulated by the CFTC, and the Advisor has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA pursuant to Rule 4.5 under the CEA. The Advisor is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA in respect of the Fund.

Failure of Futures Commission Merchants and Clearing Organizations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Failure of Futures Commission Merchants and Clearing Organizations
The Fund may be required to deposit funds to margin open positions in the derivative instruments subject to the CEA with a clearing broker registered as a “futures commission merchant” (“FCM”). The CEA requires an FCM to segregate all funds received from customers with respect to any orders for the purchase or sale of U.S. domestic futures contracts and cleared swaps from the FCM’s proprietary assets. Similarly, the CEA requires each FCM to hold in a separate secure account all funds received from customers with respect to any orders for the purchase or sale of foreign futures contracts and segregate any such funds from the funds received with respect to domestic futures contracts. However, all funds and other property received by an FCM from its customers are held by the FCM on a commingled basis in an omnibus account and may be invested by the FCM in certain instruments permitted under the applicable regulation. There is a risk that assets deposited by the Fund with any swaps or futures FCM as margin for futures contracts may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s FCM. In addition, the assets of the Fund may not be fully protected in the event of the FCM’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the FCM’s combined domestic customer accounts.
Similarly, the CEA requires a clearing organization approved by the CFTC as a derivatives clearing organization to segregate all funds and other property received from a clearing member’s clients in connection with domestic futures, swaps and options contracts from any funds held at the clearing organization to support the clearing member’s proprietary trading. Nevertheless, with respect to futures and options contracts, a clearing organization may use assets of a non‑defaulting customer held in an omnibus account at the clearing organization to satisfy payment obligations of a defaulting customer of the clearing member to the clearing organization. As a result, in the event of a default or the clearing broker’s other clients or the clearing broker’s failure to extend own funds in connection with any such default, the Fund would not be able to recover the full amount of assets deposited by the clearing broker on its behalf with the clearing organization.

Decision Making Authority Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Decision-Making Authority Risk
Investors have no authority to make decisions or to exercise business discretion on behalf of the Fund, except as set forth in the Fund’s governing documents. The authority for all such decisions is generally delegated to the Board. The Board has delegated the day‑to‑day management of the Fund’s investment activities to the Advisor, subject to oversight by the Board.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk
The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund may be subject to a relatively high level of management risk because the Fund may invest in derivative instruments, which may be highly specialized instruments that require investment techniques and risk analyses different from those associated with equities and bonds.

Market and Selection Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market and Selection Risk
Market risk is the possibility that the market values of securities owned by the Fund will decline. There is a risk that equity and/or bond markets will go down in value, including the possibility that such markets will go down sharply and unpredictably.
Stock markets are volatile, and the price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, the price of common stocks is sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur.
The prices of fixed income securities tend to fall as interest rates rise, and such declines tend to be greater among fixed income securities with longer maturities. Market risk is often greater among certain types of fixed income securities, such as zero coupon bonds that do not make regular interest payments but are instead bought at a discount to their face values and paid in full upon maturity. As interest rates change, these securities often fluctuate more in price than securities that make regular interest payments and therefore subject the Fund to greater market risk than a fund that does not own these types of securities.
When-issued and delayed delivery transactions are subject to changes in market conditions from the time of the commitment until settlement, which may adversely affect the prices or yields of the securities being purchased. The greater the Fund’s outstanding commitments for these securities, the greater the Fund’s exposure to market price fluctuations.
Selection risk is the risk that the securities that the Fund’s management selects will underperform the equity and/or bond market, the market relevant indices or other funds with similar investment objectives and investment strategies.

Reliance on the Advisor and Sub Advisors Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reliance on the Advisor and Sub‑Advisors Risk
The Fund is dependent upon services and resources provided by the Advisor and Sub‑Advisors, and therefore the Advisor’s and Sub‑Advisors’ parent, BlackRock. The Advisor and Sub‑Advisors are not required to devote their full time to the business of the Fund and there is no guarantee or requirement that any investment professional or other employee of the Advisor or Sub‑Advisors will allocate a substantial portion of his or her time to the Fund. The loss of one or more individuals involved with the Advisor or Sub‑Advisors could have a material adverse effect on the performance or the continued operation of the Fund. For additional information on the Advisor, Sub‑Advisors and BlackRock, see “Management of the Fund—Advisor and Sub‑Advisors.”

Reliance on Service Providers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reliance on Service Providers Risk
The Fund must rely upon the performance of service providers to perform certain functions, which may include functions that are integral to the Fund’s operations and financial performance. Failure by any service provider to carry out its obligations to the Fund in accordance with the terms of its appointment, to exercise due care and skill or to perform its obligations to the Fund at all as a result of insolvency, bankruptcy or other causes could have a material adverse effect on the Fund’s performance and returns to shareholders. The termination of the Fund’s relationship with any service provider, or any delay in appointing a replacement for such service provider, could materially disrupt the business of the Fund and could have a material adverse effect on the Fund’s performance and returns to shareholders.

Information Technology Systems Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Information Technology Systems Risk
The Fund is dependent on the Advisor for certain management services as well as back-office functions. The Advisor depends on information technology systems in order to assess investment opportunities, strategies and markets and to monitor and control risks for the Fund. It is possible that a failure of some kind which causes disruptions to these information technology systems could materially limit the Advisor’s ability to adequately assess and adjust investments, formulate strategies and provide adequate risk control. Any such information technology-related difficulty could harm the performance of the Fund. Further, failure of the back-office functions of the Advisor to process trades in a timely fashion could prejudice the investment performance of the Fund.

Operational and Technology Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Operational and Technology Risks
The Fund and the entities with which it interacts directly or indirectly are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning, which may result in losses for the Fund and its shareholders or impair the Fund’s operations. These entities include, but are not limited to, the Fund’s adviser, administrator, distributor, other service providers (e.g., index and benchmark providers, accountants, custodians, and transfer agents), financial intermediaries, counterparties, market makers, listing exchanges, other financial market operators, and governmental authorities, as applicable. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value. The Fund may incur substantial costs in order to mitigate operational and technology risks.
Cybersecurity incidents can result from deliberate attacks or unintentional events against an issuer in which the Fund invests, the Fund or any of its service providers. They include, but are not limited to, gaining unauthorized access to systems, misappropriating assets or sensitive information, corrupting or destroying data, and causing operational disruption. Geopolitical tension may increase the scale and sophistication of deliberate attacks, particularly those from nation states or from entities with nation state backing. Cybersecurity incidents may result in any of the following: financial losses; interference with the Fund’s ability to calculate its NAV; disclosure of confidential information; impediments to trading; submission of erroneous trades by the Fund or erroneous subscription or redemption orders; the inability of the Fund or its service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; and other legal and compliance expenses. Furthermore, cybersecurity incidents may render records of the Fund, including records relating to its assets and transactions, shareholder ownership of Fund shares, and other data integral to the Fund’s functioning, inaccessible, inaccurate or incomplete. Power outages, natural disasters, equipment malfunctions and processing errors that threaten information and technology systems relied upon by the Fund or its service providers, as well as market events that occur at a pace that overloads these systems, may also disrupt business operations or impact critical data. Recent advances in artificial intelligence and machine learning technology pose risks to the Fund and its portfolio investments. These advancements could harm the Fund and its portfolio investments by reducing the demand for both the technology and software offerings of the Fund’s portfolio investments. Additionally, these advancements could significantly disrupt the Fund’s portfolio investments and subject them to increased competition, which could have a material adverse effect on business, financial condition, and results of operations. Artificial intelligence and machine learning technology advancements, including efficiency improvements, without related increases in the adoption and development of such technologies, could also negatively impact demand for, and the valuation of, digital infrastructure assets.
The Fund and its portfolio investments could be exposed to the risks of artificial intelligence and machine learning technology if third-party service providers or any counterparties, whether or not known to the Fund, also use artificial intelligence and machine learning technology in their business activities. The Fund and its service providers may not be in a position to control the use of artificial intelligence and machine learning technology in third-party products or services.
Use of artificial intelligence and machine learning technology could include the input of confidential information in contravention of applicable policies, contractual or other obligations or restrictions, resulting in such confidential information becoming accessible by other third-party artificial intelligence and machine learning technology applications and users.
Independent of its context of use, artificial intelligence and machine learning technology is generally highly reliant on the collection and analysis of large amounts of data, may incorporate biased or inaccurate data, and it is not possible or practicable to incorporate all relevant data into the models that artificial intelligence and machine learning technology utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error, or could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of artificial intelligence and machine learning technology. The output or results of any such AI technologies may therefore be incomplete, erroneous, distorted or misleading. Further, AI tools may lack transparency as to how data is utilized and how outputs are generated. AI technologies may also allow the unintended introduction of vulnerabilities into infrastructures and applications. To the extent that the Fund or its portfolio investments are exposed to the risks of artificial intelligence and machine learning technology use, any such inaccuracies or errors could have adverse impacts on the Fund or its investments.
Regulations related to artificial intelligence and machine learning technology could also impose certain obligations and costs related to monitoring and compliance. For example, in April 2023, the Federal Trade Commission, U.S. Department of Justice, Consumer Financial Protection Bureau, and U.S. Equal Employment Opportunity Commission released a joint statement on artificial intelligence demonstrating interest in monitoring the development and use of automated systems and enforcement of their respective laws and regulations. In October 2023, an executive order established new standards for AI safety and security. In addition to the U.S. regulatory framework, in 2024, the EU adopted the Artificial Intelligence Act, which applies to certain artificial intelligence and machine learning technology and the data used to train, test, and deploy them, which may create additional compliance burdens, higher administrative costs, and significant penalties should the Fund, the adviser, or the Fund’s portfolio investments fail to comply.
Artificial intelligence and machine learning technology and its applications, including in the investment and financial sectors, continue to develop rapidly, and it is impossible to predict the future risks that may arise from such developments. The full extent of current or future risks related thereto is not possible to predict, and the Fund may not be able to anticipate, prevent, mitigate, or remediate all of the potential risks, challenges, or impacts of such changes.
While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. The Fund and its adviser seek to reduce these risks through controls, procedures and oversight, including establishing business continuity plans and risk management systems. However, there are inherent limitations in such plans and systems, including the possibility that certain risks that may affect the Fund have not been identified or may emerge in the future; that such plans and systems may not completely eliminate the occurrence or mitigate the effects of operational or information security disruptions or failures or of cybersecurity incidents; or that prevention and remediation efforts will not be successful or that incidents will go undetected. The Fund cannot control the systems, information security or other cybersecurity of the issuers in which it invests or its service providers, counterparties, and other third parties whose activities affect the Fund.
Lastly, the regulatory climate governing cybersecurity and data protection is developing quickly and may vary considerably across jurisdictions. Regulators continue to develop new rules and standards related to cybersecurity and data protection. Compliance with evolving regulations can be demanding and costly, requiring substantial resources to monitor and implement required changes.

Misconduct of Employees and of Service Providers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Misconduct of Employees and of Service Providers
Misconduct or misrepresentations by employees of the Advisor or the Fund’s service providers could cause significant losses to the Fund. Employee misconduct may include binding the Fund to transactions that exceed authorized limits or present unacceptable risks and unauthorized trading activities, concealing unsuccessful trading activities, which, in any case, may result in unknown and unmanaged risks or losses, or making misrepresentations regarding any of the foregoing. Losses could also result from actions by the Fund’s service providers, including, without limitation, failing to recognize trades and misappropriating assets. In addition, employees and service providers may improperly use or disclose confidential information, which could result in litigation or serious financial harm, including limiting the Fund’s business prospects or future marketing activities. Despite the Advisor’s due diligence efforts, misconduct and intentional misrepresentations may be undetected or not fully comprehended, thereby potentially undermining the Advisor’s due diligence efforts. As a result, no assurances can be given that the due diligence performed by the Advisor will identify or prevent any such misconduct.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		50 Hudson Yards
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10001
Contact Personnel Name		John M. Perlowski
Institutional Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]	0.00%
Other Transaction Expenses [Percent]		0.00%
Management Fees [Percent]	[4]	1.06%
Interest Expenses on Borrowings [Percent]	[5]	0.47%
Distribution/Servicing Fees [Percent]	[6]	0.00%
Acquired Fund Fees and Expenses [Percent]	[7]	0.01%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[8]	0.33%
Total Annual Expenses [Percent]	[7]	1.87%
Waivers and Reimbursements of Fees [Percent]	[4]	(0.01%)
Net Expense over Assets [Percent]	[4]	1.86%
Expense Example, Year 01		$ 19
Expense Example, Years 1 to 3		59
Expense Example, Years 1 to 5		101
Expense Example, Years 1 to 10		$ 219
Financial Highlights [Abstract]
Senior Securities Amount			$ 20,000,000	$ 50,000,000		$ 7,450,000	$ 55,850,000	$ 73,250
Senior Securities Coverage per Unit			$ 29,084	$ 13,126		$ 62,975	$ 8,699	$ 6,846
General Description of Registrant [Abstract]
Return at Minus Ten [Percent]		(10.60%)
Return at Minus Five [Percent]		(5.50%)
Return at Zero [Percent]		(0.30%)
Return at Plus Five [Percent]		4.90%
Return at Plus Ten [Percent]		10.10%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Institutional Shares
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		51,138,276.50
Class A Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	2.50%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]	0.00%
Other Transaction Expenses [Percent]	[10]	1.50%
Management Fees [Percent]	[4]	1.06%
Interest Expenses on Borrowings [Percent]	[5]	0.47%
Distribution/Servicing Fees [Percent]	[6]	0.75%
Acquired Fund Fees and Expenses [Percent]	[7]	0.01%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[8]	0.25%
Total Annual Expenses [Percent]	[7]	2.54%
Waivers and Reimbursements of Fees [Percent]	[4]	(0.01%)
Net Expense over Assets [Percent]	[4]	2.53%
Expense Example, Year 01		$ 50
Expense Example, Years 1 to 3		102
Expense Example, Years 1 to 5		157
Expense Example, Years 1 to 10		$ 305
Financial Highlights [Abstract]
Senior Securities Amount			$ 20,000,000	$ 50,000,000		$ 7,450,000	$ 55,850	$ 73,250,000
Senior Securities Coverage per Unit			$ 29,084	$ 13,126		$ 62,975	$ 8,699	$ 6,846
General Description of Registrant [Abstract]
Return at Minus Ten [Percent]		(10.60%)
Return at Minus Five [Percent]		(5.50%)
Return at Zero [Percent]		(0.30%)
Return at Plus Five [Percent]		4.90%
Return at Plus Ten [Percent]		10.10%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class A Shares
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		9,386,713.28
Class W Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	3.50%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]	0.00%
Other Transaction Expenses [Percent]		0.00%
Management Fees [Percent]	[4]	1.06%
Interest Expenses on Borrowings [Percent]	[5]	0.47%
Distribution/Servicing Fees [Percent]	[6]	0.75%
Acquired Fund Fees and Expenses [Percent]	[7]	0.01%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[8]	0.24%
Total Annual Expenses [Percent]	[7]	2.53%
Waivers and Reimbursements of Fees [Percent]	[4]	(0.01%)
Net Expense over Assets [Percent]	[4]	2.52%
Expense Example, Year 01		$ 60
Expense Example, Years 1 to 3		111
Expense Example, Years 1 to 5		165
Expense Example, Years 1 to 10		$ 311
Financial Highlights [Abstract]
Senior Securities Amount			$ 20,000	$ 50,000,000		$ 7,450,000	$ 55,850,000	$ 73,250	[11]
Senior Securities Coverage per Unit			$ 29,084	$ 13,126		$ 62,975	$ 8,699	$ 6,846	[11]
General Description of Registrant [Abstract]
Return at Minus Ten [Percent]		(10.60%)
Return at Minus Five [Percent]		(5.50%)
Return at Zero [Percent]		(0.30%)
Return at Plus Five [Percent]		4.90%
Return at Plus Ten [Percent]		10.10%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class W Shares
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		23,786.87
Class U Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]	0.00%
Other Transaction Expenses [Percent]		0.00%
Management Fees [Percent]	[4]	1.06%
Interest Expenses on Borrowings [Percent]	[5]	0.47%
Distribution/Servicing Fees [Percent]	[6]	0.75%
Acquired Fund Fees and Expenses [Percent]	[7]	0.01%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[8]	0.36%
Total Annual Expenses [Percent]	[7]	2.65%
Waivers and Reimbursements of Fees [Percent]	[4]	(0.01%)
Net Expense over Assets [Percent]	[4]	2.64%
Expense Example, Year 01		$ 27
Expense Example, Years 1 to 3		82
Expense Example, Years 1 to 5		140
Expense Example, Years 1 to 10		$ 298
Financial Highlights [Abstract]
Senior Securities Amount			$ 20,000,000	$ 50,000,000		$ 7,450,000	$ 55,850	$ 73,250,000	[11]
Senior Securities Coverage per Unit			$ 29,084	$ 13,126		$ 62,975	$ 8,699	$ 6,846	[11]
General Description of Registrant [Abstract]
Return at Minus Ten [Percent]		(10.60%)
Return at Minus Five [Percent]		(5.50%)
Return at Zero [Percent]		(0.30%)
Return at Plus Five [Percent]		4.90%
Return at Plus Ten [Percent]		10.10%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class U Shares
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		5,881,204.20
Class J Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	3.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]	0.00%
Other Transaction Expenses [Percent]		0.00%
Management Fees [Percent]	[4]	1.06%
Interest Expenses on Borrowings [Percent]	[5]	0.47%
Distribution/Servicing Fees [Percent]	[6]	0.50%
Acquired Fund Fees and Expenses [Percent]	[7]	0.01%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[8]	0.23%
Total Annual Expenses [Percent]	[7]	2.27%
Waivers and Reimbursements of Fees [Percent]	[4]	(0.01%)
Net Expense over Assets [Percent]	[4]	2.26%
Expense Example, Year 01		$ 52
Expense Example, Years 1 to 3		99
Expense Example, Years 1 to 5		148
Expense Example, Years 1 to 10		$ 283
Financial Highlights [Abstract]
Senior Securities Amount			$ 20,000,000	$ 50,000,000	[11]
Senior Securities Coverage per Unit			$ 29,084	$ 13,126	[11]
General Description of Registrant [Abstract]
Return at Minus Ten [Percent]		(10.60%)
Return at Minus Five [Percent]		(5.50%)
Return at Zero [Percent]		(0.30%)
Return at Plus Five [Percent]		4.90%
Return at Plus Ten [Percent]		10.10%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class J Shares
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		57,937.43
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		expenses that you pay each year as a percentage of average net assets attributable to Shares, assuming the use of leverage
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Shares
Outstanding Security, Title [Text Block]		Common shares
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		66,487,918.28
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Security, Title [Text Block]		Preferred Shares

[1]	There is no sales load for Institutional Shares. Investors purchasing Class A Shares, Class W Shares and Class J Shares may be charged a sales load of up to 2.50%, 3.50% and 3.00%, respectively, of the investor’s aggregate purchase. The table assumes the maximum sales load is charged. The Distributor or Dealers may waive all or a portion of the sales load for certain classes of investors. If you buy Shares through certain selling agents or other financial intermediaries, they may directly charge you a transaction fee in such amount as they may determine. Any such fees will be in addition to your investment in the Fund and not deducted therefrom. Investors should consult with their selling agents or other financial intermediaries about any transaction or other fees their selling agents or other financial intermediaries might impose on each class of shares. See “Plan of Distribution.”
[2]	The Reinvestment Plan Agent’s (as defined below under “Dividend Reinvestment Plan”) fees for the handling of the reinvestment of dividends will be paid by the Fund. Any fees attributable to the Dividend Reinvestment Plan are included in the estimate of “Other Expenses.”
[3]	The Fund does not currently intend to impose a repurchase fee but is permitted to charge up to 2%. See “Periodic Repurchase Offers—Repurchase Fee.”
[4]	The Fund has entered into an Expense Agreement in which the Advisor has agreed to waive and/or reimburse certain operating and other expenses of the Fund in order to limit certain expenses to 0.50% of the Fund’s average daily value of the net assets of each share class. Subject to the terms of the Expense Agreement, expenses borne by the Advisor in the prior two fiscal years of the Fund are subject to recoupment by the Advisor. Such recoupment arrangement terminated on March 1, 2026. The Expense Agreement continues from year to year if approved by a majority of the Fund’s Independent Trustees. The current term of the Expense Agreement expires on June 30, 2027. The Expense Agreement may be terminated prior to June 30, 2027 only by action of a majority of the Independent Trustees or by a vote of a majority of the Fund’s outstanding voting securities. See “Management of the Fund—Investment Management Agreement—Expense Agreement” for more information regarding the operating and other expenses that the Advisor has agreed to waive and/or reimburse pursuant to the Expense Agreement. The Fund and the Advisor have also entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Advisor or its affiliates and other exchange-traded products sponsored by the Advisor or its affiliates, in each case that have a contractual fee, through June 30, 2027. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2027. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Fund (upon the vote of a majority of the Independent Trustees or a majority of the outstanding voting securities of the Fund), upon 90 days’ written notice by the Fund to the Advisor.
[5]	Interest Payments on Borrowed Funds is based on the current fiscal year and the use of leverage in the form of bank borrowings in an amount equal to 3.45% of the Fund’s Managed Assets (as defined below) (3.58% of the Fund’s net assets), and the weighted average annual interest rate on bank borrowings of 6.14%. The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of bank borrowings and variations in market interest rates. Interest expense is required to be treated as an expense of the Fund for accounting purposes.
[6]	The Fund has adopted a fourth amended and restated distribution and servicing plan (the “Distribution and Servicing Plan”) and pays the Distribution and Servicing Fee under such plan. The maximum annual rates at which the Distribution and Servicing Fees may be paid under the Distribution and Servicing Plan (calculated as a percentage of the Fund’s average daily net assets attributable to each of the Class A Shares, Class W Shares, Class U Shares and Class J Shares) is 0.75% for Class A Shares, Class W Shares and Class U Shares and 0.50% for Class J Shares. 0.25% of such fee is a shareholder servicing fee and the remaining portion is a distribution fee. See “Plan of Distribution—Distribution and Servicing Plan – Class A Shares, Class W Shares, Class U Shares and Class J Shares.”
[7]	Total Annual Fund Operating Expenses does not correlate to the ratio of total expenses to average net assets given in the Fund’s most recent annual report, which does not include Acquired Fund Fees and Expenses and the restatement of Other Expenses.
[8]	Other Expenses have been restated to reflect current fees.
[9]	Consolidated Financial Highlights.
[10]	A contingent deferred sales charge (“CDSC”) of 1.50% is assessed on Fund repurchases of Class A Shares made within 18 months after purchase where no initial sales load was paid at the time of purchase as part of an investment of $250,000 or more.
[11]	Commencement of operations.